UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, and Fidelity Freedom Blend Retirement Fund, (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class C : FAXDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	19.64%	7.22%	9.81%
Class C	20.64%	7.22%	9.81%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.6
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Canada Fund	4.1
85.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913116.101    3420-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class A : FJAOX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.68%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	5.81%	2.71%	4.95%
Class A (without 5.75% sales charge)	12.26%	3.93%	5.77%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.8
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913055.101    3176-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class M : FHMEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	17.06%	7.01%	8.91%
Class M (without 3.50% sales charge)	21.30%	7.78%	9.42%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912977.101    3098-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class Z : FJAPX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.32%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	11.02%	3.72%	5.44%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.39%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
66.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913069.101    3189-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund : FHAUX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2025 Fund	$ 47	0.44%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2025 Fund	14.05%	4.77%	6.67%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.58%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Large Cap Stock Fund	4.5
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913044.101    3165-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class I : FHWEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	21.88%	8.31%	9.97%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.8
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.9
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
84.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912998.101    3123-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class A : FAZAX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	14.49%	6.76%	9.67%
Class A (without 5.75% sales charge)	21.48%	8.04%	10.63%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.6
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Canada Fund	4.1
85.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913115.101    3419-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class C : FJALX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.43%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	10.36%	3.14%	4.97%
Class C	11.36%	3.14%	4.97%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.8
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913056.101    3177-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class A : FRCHX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	14.13%	9.85%
Class A (without 5.75% sales charge)	21.09%	13.63%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918280.101    7657-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class M : FHBCX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 105	0.97%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	12.46%	5.26%	7.47%
Class M (without 3.50% sales charge)	16.54%	6.01%	7.98%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.25%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.9
Bond Funds - 28.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913027.101    3150-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Class K6 : FHODX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.22%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	11.02%	3.84%	5.55%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.39%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
66.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913072.101    3192-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class C : FHAKX

This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	6.05%	1.57%	2.75%
Class C	7.05%	1.57%	2.75%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.7
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
74.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913096.101    3213-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Retirement Fund Fidelity Freedom® Blend Retirement Fund Class K : FHHEX

This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	8.25%	2.68%	3.89%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.7
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
74.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913101.101    3218-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Premier Class : FFBZX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	22.15%	8.14%
Fidelity Freedom 2055 Composite Index℠	19.03%	7.83%
S&P 500® Index	17.80%	11.53%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.8
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912993.101    6373-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class M : FRCJX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 107	0.97%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	16.55%	11.07%
Class M (without 3.50% sales charge)	20.77%	13.35%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918282.101    7658-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Premier Class : FFCBX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	22.15%	8.14%
Fidelity Freedom 2060 Composite Index℠	19.02%	7.83%
S&P 500® Index	17.80%	11.53%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912983.101    6374-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Premier Class : FRCPX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.20%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	21.65%	14.18%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918290.101    7662-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class A : FHJGX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.72%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	10.15%	5.02%	7.41%
Class A (without 5.75% sales charge)	16.87%	6.28%	8.25%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.25%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.9
Bond Funds - 28.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913025.101    3148-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class Z : FJLMX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.36%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	15.50%	5.56%	7.48%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.23%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.6
Fidelity Series Blue Chip Growth Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.4
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	4.4
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913039.101    3161-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class I : FJADX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.44%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	14.00%	4.77%	6.67%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.58%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Large Cap Stock Fund	4.5
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913048.101    3169-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Class K : FHEEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.32%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	10.95%	3.72%	5.44%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.39%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
66.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913071.101    3191-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class Z : FHBFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	22.02%	8.44%	10.09%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.65%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 40.2
Bond Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.0
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
83.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913009.101    3134-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class Z : FHSDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	17.24%	6.65%	8.63%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.25%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.9
Bond Funds - 28.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913029.101    3152-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class M : FJAZX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 95	0.91%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	4.85%	1.79%	3.60%
Class M (without 3.50% sales charge)	8.65%	2.52%	4.09%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 17.9
International Equity Funds - 16.0
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.8
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913077.101    3196-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund : FRBYX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2070 Fund	$ 52	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity Freedom® Blend 2070 Fund	21.38%	13.91%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918274.101    7654-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Class K : FHCEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.33%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	12.57%	4.27%	6.13%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.8
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913061.101    3182-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class Z : FHHFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	20.28%	7.93%	9.77%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.35%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
75.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913019.101    3143-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Premier Class : FFBPX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 21	0.19%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	15.56%	5.36%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.22%
S&P 500® Index	17.80%	11.53%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.6
Fidelity Series Blue Chip Growth Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.4
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	4.4
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913043.101    6368-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class A : FJAUX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.67%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	4.18%	2.15%	4.25%
Class A (without 5.75% sales charge)	10.53%	3.36%	5.07%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.39%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
66.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913065.101    3185-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund : FHANX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2060 Fund	$ 53	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2060 Fund	21.81%	8.31%	9.97%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912974.101    3095-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class Z : FAXGX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	22.02%	8.42%	11.03%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.6
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Canada Fund	4.1
85.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913119.101    3423-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund : FHAOX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2055 Fund	$ 53	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2055 Fund	21.83%	8.31%	9.97%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.8
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912984.101    3108-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class I : FJAQX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.42%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	10.78%	3.61%	5.33%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.39%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
66.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913068.101    3188-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Premier Class : FFBJX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 19	0.18%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	11.08%	3.62%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.22%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
66.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913073.101    6365-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class K6 : FRCFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K6	21.64%	14.12%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918278.101    7656-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class C : FJAEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.44%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	11.83%	3.72%	5.60%
Class C	12.83%	3.72%	5.60%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.58%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Large Cap Stock Fund	4.5
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913046.101    3167-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund : FHAWX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2015 Fund	$ 44	0.42%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2015 Fund	10.82%	3.63%	5.34%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.39%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
66.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913064.101    3184-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class Z : FHJEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	21.92%	8.41%	10.07%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912979.101    3101-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class M : FAXEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	17.02%	7.01%	9.78%
Class M (without 3.50% sales charge)	21.26%	7.77%	10.36%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.6
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Canada Fund	4.1
85.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913117.101    3421-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Retirement Fund Fidelity Freedom® Blend Retirement Fund : FHBZX

This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend Retirement Fund	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend Retirement Fund	8.07%	2.56%	3.77%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.7
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
74.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913094.101    3211-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Class K : FHXDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	22.02%	8.43%	10.09%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.65%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 40.2
Bond Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.0
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
83.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913011.101    3136-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund : FHASX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2035 Fund	$ 51	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2035 Fund	17.18%	6.54%	8.52%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.25%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.9
Bond Funds - 28.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913024.101    3147-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Premier Class : FFBTX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	20.50%	7.65%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.39%
S&P 500® Index	17.80%	11.53%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
75.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913023.101    6370-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class A : FHNEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	14.51%	6.78%	8.84%
Class A (without 5.75% sales charge)	21.49%	8.05%	9.69%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912975.101    3096-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Premier Class : FFCHX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	22.11%	8.13%
Fidelity Freedom 2065 Composite Index℠	19.02%	7.83%
S&P 500® Index	17.80%	11.53%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.6
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Canada Fund	4.1
85.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913123.101    6375-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Class K : FHBEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.34%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	14.11%	4.88%	6.78%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.58%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Large Cap Stock Fund	4.5
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913051.101    3172-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Class K6 : FFBQX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	22.04%	8.52%	11.14%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.6
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Canada Fund	4.1
85.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913122.101    3426-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Class K : FHYDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	20.37%	7.94%	9.77%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.35%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
75.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913021.101    3145-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class A : FJAHX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.69%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	7.20%	3.27%	5.57%
Class A (without 5.75% sales charge)	13.74%	4.50%	6.40%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.58%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Large Cap Stock Fund	4.5
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913045.101    3166-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Retirement Fund Fidelity Freedom® Blend Retirement Fund Premier Class : FFBCX

This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 18	0.17%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	8.33%	2.67%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.71%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.22%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.7
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
74.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913103.101    6362-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Class K : FHTDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	21.87%	8.41%	10.07%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912981.101    3105-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Class K6 : FHKDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.26%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	15.57%	5.66%	7.58%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.23%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.6
Fidelity Series Blue Chip Growth Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.4
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	4.4
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913042.101    3164-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Premier Class : FFBWX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	22.20%	8.14%
Fidelity Freedom 2050 Composite Index℠	19.07%	7.84%
S&P 500® Index	17.80%	11.53%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.8
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.9
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
84.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913003.101    6372-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Class K6 : FHHDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	20.48%	8.04%	9.88%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.35%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
75.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913022.101    3146-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Class K : FHVDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	21.96%	8.41%	10.08%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.8
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912991.101    3117-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class C : FJAYX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 147	1.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	7.03%	2.01%	3.57%
Class C	8.03%	2.01%	3.57%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 17.9
International Equity Funds - 16.0
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.8
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913076.101    3195-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class A : FHDEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79	0.72%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	13.02%	6.29%	8.53%
Class A (without 5.75% sales charge)	19.92%	7.56%	9.38%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.35%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
75.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913015.101    3139-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Premier Class : FFBRX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 22	0.20%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	17.44%	6.40%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.20%
S&P 500® Index	17.80%	11.53%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.9
Bond Funds - 28.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913033.101    6369-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class A : FHGFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	14.60%	6.78%	8.85%
Class A (without 5.75% sales charge)	21.59%	8.05%	9.70%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.65%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 40.2
Bond Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.0
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
83.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913005.101    3129-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class I : FJAWX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	9.07%	3.03%	4.61%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 17.9
International Equity Funds - 16.0
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.8
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913078.101    3197-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class M : FHEFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	17.01%	7.02%	8.91%
Class M (without 3.50% sales charge)	21.26%	7.78%	9.43%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.65%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 40.2
Bond Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.0
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
83.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913007.101    3132-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Class K : FHWDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	21.94%	8.41%	10.08%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.8
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.9
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
84.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913001.101    3126-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Class K6 : FHLDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.24%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	14.26%	4.99%	6.88%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.58%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Large Cap Stock Fund	4.5
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913052.101    3173-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Class K6 : FHNDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.23%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	12.74%	4.40%	6.24%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.8
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913062.101    3183-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Class K : FFBKX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	22.03%	8.42%	11.03%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.6
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Canada Fund	4.1
85.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913121.101    3425-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class C : FHREX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	19.57%	7.23%	8.87%
Class C	20.57%	7.23%	8.87%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.8
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912986.101    3111-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund : FHATX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2030 Fund	$ 50	0.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2030 Fund	15.37%	5.45%	7.37%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.23%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.6
Fidelity Series Blue Chip Growth Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.4
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	4.4
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913034.101    3156-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class Z : FHVEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	21.90%	8.41%	10.07%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.8
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.9
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
84.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912999.101    3124-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class I : FHQEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	21.80%	8.31%	9.98%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.8
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912988.101    3114-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class I : FJEFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	15.33%	5.45%	7.37%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.23%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.6
Fidelity Series Blue Chip Growth Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.4
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	4.4
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913038.101    3160-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class A : FHJKX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	14.58%	6.77%	8.84%
Class A (without 5.75% sales charge)	21.57%	8.04%	9.70%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.8
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.9
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
84.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912995.101    3120-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class C : FJTMX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 157	1.46%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	13.26%	4.42%	6.31%
Class C	14.26%	4.42%	6.31%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.23%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.6
Fidelity Series Blue Chip Growth Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.4
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	4.4
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913036.101    3158-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class I : FRCLX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class I	21.43%	13.91%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918286.101    7660-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class I : FHCFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	21.89%	8.31%	9.98%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.65%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 40.2
Bond Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.0
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
83.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913008.101    3133-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Premier Class : FFBHX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 18	0.17%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	9.40%	3.07%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.09%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.22%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 17.9
International Equity Funds - 16.0
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.8
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913083.101    6364-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund : FHAYX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2010 Fund	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2010 Fund	9.14%	3.04%	4.61%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 17.9
International Equity Funds - 16.0
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.8
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913074.101    3193-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Premier Class : FFBLX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 20	0.18%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	12.81%	4.13%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.08%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.22%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.8
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913063.101    6366-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class M : FJATX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.92%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	6.39%	2.37%	4.32%
Class M (without 3.50% sales charge)	10.25%	3.10%	4.81%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.39%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
66.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913067.101    3187-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class C : FHXEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	19.62%	7.24%	8.87%
Class C	20.62%	7.24%	8.87%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.8
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.9
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
84.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912996.101    3121-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund : FHAPX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2050 Fund	$ 53	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2050 Fund	21.82%	8.30%	9.96%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.8
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.9
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
84.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912994.101    3119-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class M : FJANX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.93%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	8.03%	2.92%	5.01%
Class M (without 3.50% sales charge)	11.95%	3.66%	5.50%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.8
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913057.101    3178-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Premier Class : FFBUX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	22.19%	8.14%
Fidelity Freedom 2045 Composite Index℠	19.12%	7.85%
S&P 500® Index	17.80%	11.53%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 40.2
Bond Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.0
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
83.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913013.101    6371-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Class K6 : FHFDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	22.17%	8.55%	10.20%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.65%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 40.2
Bond Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.0
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
83.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913012.101    3137-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Premier Class : FFBNX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 21	0.19%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2026.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	14.35%	4.71%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.60%
S&P 500® Index	17.80%	11.53%
A   From April 6, 2021

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Large Cap Stock Fund	4.5
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913053.101    6367-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class C : FHZEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 161	1.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	17.98%	6.75%	8.56%
Class C	18.98%	6.75%	8.56%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.35%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
75.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913016.101    3140-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class I : FJAJX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.43%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	12.49%	4.17%	6.02%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.8
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913058.101    3179-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class I : FHGDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	17.25%	6.55%	8.53%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.25%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.9
Bond Funds - 28.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913028.101    3151-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class C : FRCKX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	19.19%	12.76%
Class C	20.19%	12.76%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918284.101    7659-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund : FFBSX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2065 Fund	$ 52	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2065 Fund	21.82%	8.31%	10.92%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.6
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Canada Fund	4.1
85.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913114.101    3418-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Class K : FHFEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	9.24%	3.14%	4.72%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 17.9
International Equity Funds - 16.0
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.8
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913081.101    3200-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class Z : FHAHX

This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	8.21%	2.68%	3.89%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.7
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
74.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913099.101    3216-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class K : FRBZX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class K	21.51%	13.99%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918276.101    7655-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Class K6 : FHCDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	22.07%	8.52%	10.19%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912982.101    3107-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class I : FHKEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	21.78%	8.32%	9.97%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912978.101    3099-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class C : FHDFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	19.71%	7.25%	8.89%
Class C	20.71%	7.25%	8.89%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.65%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 40.2
Bond Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.0
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
83.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913006.101    3131-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Retirement Fund Fidelity Freedom® Blend Retirement Fund Class K6 : FHRDX

This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	8.28%	2.78%	3.99%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.7
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
74.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913102.101    3219-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class A : FHABX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.66%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	2.60%	1.56%	3.54%
Class A (without 5.75% sales charge)	8.85%	2.77%	4.35%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 17.9
International Equity Funds - 16.0
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.8
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913075.101    3194-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class M : FJAGX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.94%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	9.51%	3.51%	5.64%
Class M (without 3.50% sales charge)	13.48%	4.25%	6.14%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.58%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Large Cap Stock Fund	4.5
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913047.101    3168-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class Z : FRCNX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Class Z	21.52%	14.01%
Fidelity Freedom 2070 Composite Index℠	19.02%	13.22%
S&P 500® Index	17.80%	12.18%
A   From June 28, 2024

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$47,210,850
Number of Holdings	22
Total Advisory Fee	$75,991
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.0
International Equity Funds - 42.3
Bond Funds - 4.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.8
Fidelity Series Blue Chip Growth Fund	12.5
Fidelity Series Emerging Markets Opportunities Fund	10.7
Fidelity Series Large Cap Growth Index Fund	8.0
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series International Value Fund	7.1
Fidelity Series Overseas Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.6
85.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918288.101    7661-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund : FHAQX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2045 Fund	$ 53	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2045 Fund	21.91%	8.32%	9.98%
Fidelity Freedom 2045 Composite Index℠	19.12%	8.28%	9.65%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,169,922,346
Number of Holdings	41
Total Advisory Fee	$10,616,108
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 54.1
International Equity Funds - 40.2
Bond Funds - 5.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.0
Fidelity Series Blue Chip Growth Fund	12.7
Fidelity Series Emerging Markets Opportunities Fund	10.3
Fidelity Series Large Cap Growth Index Fund	8.1
Fidelity Series Large Cap Stock Fund	7.9
Fidelity Series International Value Fund	6.6
Fidelity Series Overseas Fund	6.6
Fidelity Series International Growth Fund	6.6
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
83.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913004.101    3128-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class A : FHAMX

This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.66%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	1.61%	1.13%	2.72%
Class A (without 5.75% sales charge)	7.81%	2.33%	3.53%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.7
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
74.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913095.101    3212-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class M : FHTEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	17.00%	6.99%	8.90%
Class M (without 3.50% sales charge)	21.24%	7.76%	9.42%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.8
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912987.101    3113-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class M : FTYJX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 103	0.96%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	10.77%	4.18%	6.34%
Class M (without 3.50% sales charge)	14.79%	4.93%	6.84%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.23%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.6
Fidelity Series Blue Chip Growth Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.4
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	4.4
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913037.101    3159-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class C : FJASX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.42%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	8.70%	2.58%	4.29%
Class C	9.70%	2.58%	4.29%
Fidelity Freedom 2015 Composite Index℠	9.59%	3.83%	5.39%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$332,449,887
Number of Holdings	45
Total Advisory Fee	$950,396
Portfolio Turnover	25%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 54.3
Domestic Equity Funds - 22.1
International Equity Funds - 18.6
Short-Term Funds - 4.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	11.7
Fidelity Series Government Bond Index Fund	9.8
Fidelity Series Investment Grade Bond Fund	9.1
Fidelity Series Corporate Bond Fund	5.9
Fidelity Series Large Cap Value Index Fund	5.8
Fidelity Series Investment Grade Securitized Fund	5.5
Fidelity Series Blue Chip Growth Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3.9
66.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913066.101    3186-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class A : FHUEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.72%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	14.58%	6.78%	8.85%
Class A (without 5.75% sales charge)	21.57%	8.05%	9.70%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.8
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912985.101    3109-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Class K6 : FHJDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.27%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	17.44%	6.75%	8.74%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.25%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.9
Bond Funds - 28.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913032.101    3155-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund : FHAVX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2020 Fund	$ 46	0.43%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2020 Fund	12.49%	4.19%	6.03%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.8
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913054.101    3174-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class Z : FHPEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 41	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	21.93%	8.42%	10.09%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.8
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912989.101    3115-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class M : FHYEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 108	0.97%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	17.06%	7.02%	8.91%
Class M (without 3.50% sales charge)	21.30%	7.78%	9.42%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.8
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.9
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
84.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912997.101    3122-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Class K : FHZDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.37%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	17.24%	6.64%	8.63%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.25%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.9
Bond Funds - 28.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913031.101    3154-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class Z : FJABX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.34%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	14.21%	4.89%	6.78%
Fidelity Freedom 2025 Composite Index℠	12.34%	4.90%	6.58%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,514,301,835
Number of Holdings	47
Total Advisory Fee	$6,931,716
Portfolio Turnover	27%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 43.4
Domestic Equity Funds - 31.1
International Equity Funds - 25.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8.9
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.2
Fidelity Series Blue Chip Growth Fund	7.2
Fidelity Series Emerging Markets Opportunities Fund	6.5
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Corporate Bond Fund	4.7
Fidelity Series Large Cap Growth Index Fund	4.6
Fidelity Series Large Cap Stock Fund	4.5
64.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913049.101    3170-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Class K6 : FHDDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	22.14%	8.54%	10.20%
Fidelity Freedom 2055 Composite Index℠	19.03%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$2,613,990,291
Number of Holdings	42
Total Advisory Fee	$6,592,844
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.8
International Equity Funds - 41.3
Bond Funds - 2.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.5
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912992.101    3118-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund : FHARX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2040 Fund	$ 52	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2040 Fund	20.20%	7.83%	9.66%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.35%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
75.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913014.101    3138-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Class K : FHAEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.36%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	15.41%	5.55%	7.47%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.23%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.6
Fidelity Series Blue Chip Growth Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.4
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	4.4
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913041.101    3163-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class C : FHLEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 163	1.48%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	19.59%	7.23%	8.87%
Class C	20.59%	7.23%	8.87%
Fidelity Freedom 2060 Composite Index℠	19.02%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,461,323,638
Number of Holdings	42
Total Advisory Fee	$3,610,611
Portfolio Turnover	15%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.5
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Canada Fund	4.1
85.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912976.101    3097-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class A : FJAMX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.71%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	8.47%	3.96%	6.27%
Class A (without 5.75% sales charge)	15.09%	5.19%	7.10%
Fidelity Freedom 2030 Composite Index℠	13.50%	5.55%	7.23%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,347,223,120
Number of Holdings	48
Total Advisory Fee	$11,303,201
Portfolio Turnover	20%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 37.0
Domestic Equity Funds - 34.9
International Equity Funds - 27.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.6
Fidelity Series Blue Chip Growth Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	7.1
Fidelity Series Government Bond Index Fund	6.8
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.4
Fidelity Series Investment Grade Bond Fund	6.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.7
Fidelity Series Overseas Fund	4.4
63.8
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913035.101    3157-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class I : FAXFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	21.85%	8.31%	10.92%
Fidelity Freedom 2065 Composite Index℠	19.02%	8.27%	10.48%
S&P 500® Index	17.80%	12.06%	14.30%
A   From June 28, 2019

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$560,851,778
Number of Holdings	42
Total Advisory Fee	$1,336,669
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.9
International Equity Funds - 41.4
Bond Funds - 2.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.6
Fidelity Series Blue Chip Growth Fund	13.1
Fidelity Series Emerging Markets Opportunities Fund	10.6
Fidelity Series Large Cap Growth Index Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Value Fund	6.8
Fidelity Series Overseas Fund	6.8
Fidelity Series International Growth Fund	6.8
Fidelity Series Value Discovery Fund	5.6
Fidelity Series Canada Fund	4.1
85.9
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. The fund's contractual proxy and shareholder meeting expense cap expired during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913118.101    3422-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class M : FHOEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 107	0.97%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	15.36%	6.52%	8.59%
Class M (without 3.50% sales charge)	19.55%	7.28%	9.10%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.35%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
75.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913017.101    3141-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class Z : FJAVX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	9.32%	3.14%	4.72%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 17.9
International Equity Funds - 16.0
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.8
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913079.101    3198-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class Z : FJAIX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.33%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	12.67%	4.29%	6.14%
Fidelity Freedom 2020 Composite Index℠	11.08%	4.35%	6.01%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$1,276,372,296
Number of Holdings	49
Total Advisory Fee	$3,260,714
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 49.2
Domestic Equity Funds - 26.6
International Equity Funds - 21.8
Short-Term Funds - 2.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.3
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6.5
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	6.2
Fidelity Series Blue Chip Growth Fund	6.0
Fidelity Series Emerging Markets Opportunities Fund	5.7
Fidelity Series Corporate Bond Fund	5.4
Fidelity Series Investment Grade Securitized Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.8
64.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913059.101    3180-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class M : FHALX

This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.91%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	3.78%	1.35%	2.78%
Class M (without 3.50% sales charge)	7.55%	2.08%	3.27%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.7
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
74.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913097.101    3214-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Class K6 : FHEDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.27%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	22.17%	8.55%	10.20%
Fidelity Freedom 2050 Composite Index℠	19.07%	8.27%	9.64%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$3,689,428,934
Number of Holdings	41
Total Advisory Fee	$9,358,090
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 55.0
International Equity Funds - 40.8
Bond Funds - 3.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.3
Fidelity Series Blue Chip Growth Fund	12.9
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	8.2
Fidelity Series Large Cap Stock Fund	8.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Value Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.4
Fidelity Series Canada Fund	4.0
84.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's contractual management fee was reduced during the reporting period.
Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913002.101    3127-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Class K6 : FHPDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	9.34%	3.24%	4.82%
Fidelity Freedom 2010 Composite Index℠	8.08%	3.28%	4.73%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$203,748,419
Number of Holdings	46
Total Advisory Fee	$441,074
Portfolio Turnover	28%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 59.4
Domestic Equity Funds - 17.9
International Equity Funds - 16.0
Short-Term Funds - 6.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	17.8
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Investment Grade Bond Fund	9.7
Fidelity Series Corporate Bond Fund	6.2
Fidelity Series Investment Grade Securitized Fund	5.8
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Large Cap Value Index Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.9
Fidelity Series Treasury Bill Index Fund	3.8
71.2
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period. Effective June 1, 2025, the fund's expense contract was amended to reduce its total expenses.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913082.101    3201-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Retirement Fund Fidelity Advisor Freedom® Blend Retirement Fund Class I : FHAJX

This annual shareholder report contains information about Fidelity Freedom® Blend Retirement Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.41%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	8.16%	2.58%	3.79%
Fidelity Freedom Retirement Composite Index℠	7.11%	2.85%	3.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.96%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$217,536,466
Number of Holdings	47
Total Advisory Fee	$491,972
Portfolio Turnover	38%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 61.3
Domestic Equity Funds - 16.3
International Equity Funds - 14.7
Short-Term Funds - 7.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.4
Fidelity Series Government Bond Index Fund	10.7
Fidelity Series Investment Grade Bond Fund	9.9
Fidelity Series Corporate Bond Fund	6.4
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series International Developed Markets Bond Index Fund	4.8
Fidelity Series Treasury Bill Index Fund	4.3
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.9
Fidelity Series Blue Chip Growth Fund	3.5
74.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity Freedom® Blend Income Fund to Fidelity Freedom® Blend Retirement Fund during the reporting period.	The fund's contractual management fee was reduced during the reporting period.
The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913098.101    3215-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class C : FHVCX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 159	1.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	15.04%	5.48%	7.44%
Class C	16.04%	5.48%	7.44%
Fidelity Freedom 2035 Composite Index℠	15.09%	6.59%	8.25%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,774,644,697
Number of Holdings	48
Total Advisory Fee	$12,522,295
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.9
Bond Funds - 28.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.0
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.9
Fidelity Series Large Cap Growth Index Fund	5.9
Fidelity Series Large Cap Stock Fund	5.8
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Investment Grade Bond Fund	5.2
Fidelity Series Overseas Fund	5.0
Fidelity Series International Value Fund	5.0
Fidelity Series International Growth Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913026.101    3149-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class I : FHJFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.47%
What affected the Fund's performance this period?

•Global risk assets posted strong gains for the 12 months ending March 31, 2026, supported by healthy corporate fundamentals in several regions, a resilient global economy, robust corporate spending on artificial intelligence and dovish monetary policy from some central banks, though momentum faded in late February, as conflict in the Middle East took center stage.
•Against this backdrop, an overweight positioning in non-U.S. equities and investment performance among the underlying U.S. equity portfolios notably contributed to the fund's performance versus the composite index for the fiscal year. Also helping on a relative basis was an out-of-composite allocation to commodities and lighter-than-composite exposure to U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+29.01%) meaningfully boosted the Fund's relative result, given it outperformed its benchmark, the Russell 1000® Growth Index (+18.81%), for the 12 months. Fidelity Series® Large Cap Stock Fund (+29.19%) also stood out, significantly outperforming its benchmark, the S&P 500® index (+17.80%).
•Investment performance within emerging-markets equities also added relative value. Specifically, an investment in Fidelity® Series Emerging Markets Opportunities Fund (+39.58%) outpaced the MSCI Emerging Markets Index (+29.53%).
•In contrast, the performance of the underlying non-U.S. developed-markets equities funds detracted from the Fund's relative result. Here, Fidelity® Series Overseas Fund (+10.87%) lagged its benchmark, the MSCI EAFE Index (+21.61%).
•An underweight allocation to U.S. equities also hurt the Fund's relative performance, along with an overweight in long-term U.S. Treasury bonds.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	20.15%	7.82%	9.65%
Fidelity Freedom 2040 Composite Index℠	17.71%	7.83%	9.35%
S&P 500® Index	17.80%	12.06%	13.08%
A   From August 31, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$4,622,181,262
Number of Holdings	48
Total Advisory Fee	$11,983,334
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.6
International Equity Funds - 36.7
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	13.5
Fidelity Series Blue Chip Growth Fund	11.4
Fidelity Series Emerging Markets Opportunities Fund	9.4
Fidelity Series Large Cap Growth Index Fund	7.2
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Overseas Fund	6.0
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	6.0
Fidelity Series Value Discovery Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	4.2
75.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractual management fee was reduced during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913018.101    3142-TSRA-0526

Item 2.

Code of Ethics

As of the end of the period, March 31, 2026, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, and Fidelity Freedom Blend Retirement Fund (the “Funds”):

Services Billed by PwC

March 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Blend 2010 Fund	$20,000	$400	$2,700	$100
Fidelity Freedom Blend 2015 Fund	$20,000	$400	$2,700	$100
Fidelity Freedom Blend 2020 Fund	$20,000	$400	$2,700	$100
Fidelity Freedom Blend 2025 Fund	$20,000	$400	$2,700	$100
Fidelity Freedom Blend 2030 Fund	$20,100	$400	$2,700	$100
Fidelity Freedom Blend 2035 Fund	$20,100	$400	$2,700	$100
Fidelity Freedom Blend 2040 Fund	$20,100	$400	$2,700	$100
Fidelity Freedom Blend 2045 Fund	$20,100	$400	$2,700	$100
Fidelity Freedom Blend 2050 Fund	$20,100	$400	$2,700	$100
Fidelity Freedom Blend 2055 Fund	$20,000	$400	$2,700	$100
Fidelity Freedom Blend 2060 Fund	$20,000	$400	$2,700	$100
Fidelity Freedom Blend 2065 Fund	$20,000	$400	$2,700	$100
Fidelity Freedom Blend 2070 Fund	$21,900	$500	$6,300	$200
Fidelity Freedom Blend Retirement Fund	$20,000	$400	$2,700	$100

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Blend 2010 Fund	$20,600	$1,900	$2,700	$800
Fidelity Freedom Blend 2015 Fund	$20,600	$1,900	$5,000	$800
Fidelity Freedom Blend 2020 Fund	$20,600	$1,900	$2,700	$800
Fidelity Freedom Blend 2025 Fund	$20,700	$1,900	$2,700	$800
Fidelity Freedom Blend 2030 Fund	$23,800	$1,900	$2,700	$800
Fidelity Freedom Blend 2035 Fund	$20,200	$1,900	$5,000	$800
Fidelity Freedom Blend 2040 Fund	$20,200	$1,900	$5,000	$800
Fidelity Freedom Blend 2045 Fund	$20,200	$1,900	$5,000	$800
Fidelity Freedom Blend 2050 Fund	$20,200	$1,900	$5,000	$800
Fidelity Freedom Blend 2055 Fund	$20,100	$1,900	$5,000	$800
Fidelity Freedom Blend 2060 Fund	$20,100	$1,900	$7,200	$800
Fidelity Freedom Blend 2065 Fund	$20,100	$1,900	$5,000	$800
Fidelity Freedom Blend 2070 Fund	$18,900	$1,400	$6,300	$600
Fidelity Freedom Blend Retirement Fund	$20,600	$1,900	$2,700	$800

A Amounts may reflect rounding.
B Fidelity Freedom Blend 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2026A	March 31, 2025A,B
Audit-Related Fees	$9,428,700	$9,765,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom Blend 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2026A	March 31, 2025A,B
PwC	$14,689,700	$14,896,700

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom Blend 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Blend Funds

Fidelity Freedom® Blend Retirement Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund
Fidelity Freedom® Blend 2070 Fund

(Fidelity Freedom® Blend Retirement Fund formerly Fidelity Freedom® Blend Income Fund)

Annual Report
March 31, 2026
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Blend Retirement Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund
Fidelity Freedom® Blend 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Blend Retirement Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 61.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,466,789	44,399,882
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	14,392	109,093
Fidelity Series Corporate Bond Fund (b)	1,484,735	13,867,421
Fidelity Series Emerging Markets Debt Fund (b)	142,003	1,188,568
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	31,748	295,894
Fidelity Series Floating Rate High Income Fund (b)	24,026	208,068
Fidelity Series Government Bond Index Fund (b)	2,546,631	23,276,205
Fidelity Series High Income Fund (b)	127,856	1,125,136
Fidelity Series International Developed Markets Bond Index Fund (b)	1,238,654	10,491,397
Fidelity Series Investment Grade Bond Fund (b)	2,125,095	21,484,708
Fidelity Series Investment Grade Securitized Fund (b)	1,427,326	12,974,393
Fidelity Series Long-Term Treasury Bond Index Fund (b)	687,873	3,666,361
Fidelity Series Real Estate Income Fund (b)	21,140	211,610
TOTAL BOND FUNDS (Cost $137,813,360)		133,298,736

Domestic Equity Funds - 16.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	351,776	7,524,495
Fidelity Series Commodity Strategy Fund (b)	34,755	3,898,443
Fidelity Series Large Cap Growth Index Fund (b)	178,318	4,798,527
Fidelity Series Large Cap Stock Fund (b)	179,135	4,704,073
Fidelity Series Large Cap Value Index Fund (b)	479,435	8,917,491
Fidelity Series Small Cap Core Fund (b)	107,682	1,494,620
Fidelity Series Small Cap Opportunities Fund (b)	51,573	875,716
Fidelity Series Value Discovery Fund (b)	189,420	3,186,046
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,423,132)		35,399,411

International Equity Funds - 14.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	189,931	3,870,786
Fidelity Series Emerging Markets Fund (b)	163,019	2,055,673
Fidelity Series Emerging Markets Opportunities Fund (b)	324,067	8,422,505
Fidelity Series International Growth Fund (b)	242,090	4,534,339
Fidelity Series International Index Fund (b)	114,290	1,744,062
Fidelity Series International Small Cap Fund (b)	120,884	2,113,053
Fidelity Series International Value Fund (b)	287,681	4,545,367
Fidelity Series Overseas Fund (b)	312,688	4,546,489
Fidelity Series Select International Small Cap Fund (b)	12,394	175,994
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,299,044)		32,008,268

Short-Term Funds - 6.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	366,049	3,660,495
Fidelity Series Treasury Bill Index Fund (b)	940,920	9,362,156
TOTAL SHORT-TERM FUNDS (Cost $12,991,613)		13,022,651

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	80,000	79,879
US Treasury Bills 0% 4/2/2026 (d)	3.58	20,000	19,998
US Treasury Bills 0% 4/23/2026 (d)	3.63	170,000	169,624
US Treasury Bills 0% 4/30/2026 (d)	3.61	80,000	79,766
US Treasury Bills 0% 4/9/2026 (d)	3.54	90,000	89,928
US Treasury Bills 0% 5/7/2026 (d)	3.62	20,000	19,927
US Treasury Bills 0% 6/11/2026 (d)	3.63	20,000	19,858
US Treasury Bills 0% 6/18/2026 (d)	3.63 to 3.66	60,000	59,532
TOTAL U.S. TREASURY OBLIGATIONS (Cost $538,522)			538,512

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	423,373	423,457
Fidelity Series Government Money Market Fund (b)(f)	3.73	2,968,013	2,968,013
TOTAL MONEY MARKET FUNDS (Cost $3,391,470)			3,391,470

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $209,457,141)	217,659,048
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(122,582)
NET ASSETS - 100.0%	217,536,466

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	5	6/2026	725,275	5,132

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	74	6/2026	8,394,375	(154,164)
CBOT US Treasury Long Bond Contracts (United States)	14	6/2026	1,590,313	(16,235)

TOTAL INTEREST RATE CONTRACTS				(170,399)

TOTAL LONG				(165,267)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(7)	6/2026	(879,270)	(396)
CME E-Mini S&P 500 Index Contracts (United States)	(12)	6/2026	(3,942,450)	94,115

TOTAL SHORT				93,719

TOTAL FUTURES CONTRACTS				(71,548)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $538,512.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	671,554	3,128,035	3,376,131	14,676	(1)	-	423,457	423,373	0.0%
Total	671,554	3,128,035	3,376,131	14,676	(1)	-	423,457

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	35,863,370	19,785,716	11,183,862	1,494,218	(4,766)	(13,862)	44,399,882	4,466,789
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	93,307	48,229	30,148	4,178	(147)	(2,148)	109,093	14,392
Fidelity Series Blue Chip Growth Fund	4,498,001	4,385,866	2,234,125	207,957	(12,177)	886,930	7,524,495	351,776
Fidelity Series Canada Fund	1,072,167	2,916,162	513,520	50,438	2,563	393,414	3,870,786	189,931
Fidelity Series Commodity Strategy Fund	359,989	3,392,754	318,087	22,515	6,814	456,973	3,898,443	34,755
Fidelity Series Corporate Bond Fund	13,302,169	5,827,773	5,297,814	647,828	(107,276)	142,569	13,867,421	1,484,735
Fidelity Series Emerging Markets Debt Fund	960,512	465,058	283,290	63,503	772	45,516	1,188,568	142,003
Fidelity Series Emerging Markets Debt Local Currency Fund	273,335	122,738	113,099	20,176	(1,467)	14,387	295,894	31,748
Fidelity Series Emerging Markets Fund	1,437,780	899,407	774,377	39,133	47,387	445,476	2,055,673	163,019
Fidelity Series Emerging Markets Opportunities Fund	5,738,631	3,886,518	3,095,072	164,630	149,838	1,742,590	8,422,505	324,067
Fidelity Series Floating Rate High Income Fund	174,594	87,669	50,236	14,262	(358)	(3,601)	208,068	24,026
Fidelity Series Government Bond Index Fund	21,559,555	10,111,688	8,284,031	845,552	(858)	(110,149)	23,276,205	2,546,631
Fidelity Series Government Money Market Fund	3,770,392	1,925,380	2,727,759	152,577	-	-	2,968,013	2,968,013
Fidelity Series High Income Fund	861,317	512,466	271,275	67,803	901	21,727	1,125,136	127,856
Fidelity Series International Developed Markets Bond Index Fund	8,723,154	4,360,079	2,428,948	368,312	(11,684)	(151,204)	10,491,397	1,238,654
Fidelity Series International Growth Fund	2,475,945	3,005,123	1,031,001	259,058	4,740	79,532	4,534,339	242,090
Fidelity Series International Index Fund	977,052	963,288	377,680	41,496	4,472	176,930	1,744,062	114,290
Fidelity Series International Small Cap Fund	2,371,445	699,785	1,138,594	307,194	116,682	63,735	2,113,053	120,884
Fidelity Series International Value Fund	2,732,053	2,730,164	1,358,633	334,735	42,291	399,492	4,545,367	287,681
Fidelity Series Investment Grade Bond Fund	20,464,779	9,035,130	8,107,221	894,652	(26,618)	118,638	21,484,708	2,125,095
Fidelity Series Investment Grade Securitized Fund	12,870,611	5,336,170	5,414,543	581,762	(121,758)	303,913	12,974,393	1,427,326
Fidelity Series Large Cap Growth Index Fund	2,863,250	2,898,467	1,325,162	36,565	(6,116)	368,088	4,798,527	178,318
Fidelity Series Large Cap Stock Fund	2,636,920	2,818,517	1,149,070	315,666	10,364	387,342	4,704,073	179,135
Fidelity Series Large Cap Value Index Fund	5,514,562	4,755,671	2,027,177	252,320	(962)	675,397	8,917,491	479,435
Fidelity Series Long-Term Treasury Bond Index Fund	5,759,652	2,220,220	4,160,420	203,775	(854,062)	700,971	3,666,361	687,873
Fidelity Series Overseas Fund	2,573,617	2,945,950	949,717	273,000	(1,102)	(22,259)	4,546,489	312,688
Fidelity Series Real Estate Income Fund	177,696	83,911	50,245	10,495	(69)	317	211,610	21,140
Fidelity Series Select International Small Cap Fund	32,579	132,147	18,696	4,499	1,814	28,150	175,994	12,394
Fidelity Series Short-Term Credit Fund	3,136,825	1,485,301	946,086	153,530	(569)	(14,976)	3,660,495	366,049
Fidelity Series Small Cap Core Fund	1,267,151	402,875	504,040	12,148	(4,826)	333,460	1,494,620	107,682
Fidelity Series Small Cap Opportunities Fund	563,349	378,049	213,066	29,790	(1,626)	149,010	875,716	51,573
Fidelity Series Treasury Bill Index Fund	10,965,420	5,103,487	6,707,516	444,527	(9,619)	10,384	9,362,156	940,920
Fidelity Series Value Discovery Fund	1,981,013	1,771,743	693,469	227,313	(3,848)	130,607	3,186,046	189,420
	178,052,192	105,493,501	73,777,979	8,545,607	(781,270)	7,757,349	216,697,079

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	133,298,736	133,298,736	-	-

Domestic Equity Funds	35,399,411	35,399,411	-	-

International Equity Funds	32,008,268	32,008,268	-	-

Short-Term Funds	13,022,651	13,022,651	-	-

U.S. Treasury Obligations	538,512	-	538,512	-

Money Market Funds	3,391,470	3,391,470	-	-
Total Investments in Securities:	217,659,048	217,120,536	538,512	-
Derivative Instruments:

Assets
Futures Contracts	99,247	99,247	-	-
Total Assets	99,247	99,247	-	-

Liabilities
Futures Contracts	(170,795)	(170,795)	-	-
Total Liabilities	(170,795)	(170,795)	-	-
Total Derivative Instruments:	(71,548)	(71,548)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	99,247	(396)
Total Equity Risk	99,247	(396)
Interest Rate Risk
Futures Contracts (a)	-	(170,399)
Total Interest Rate Risk	-	(170,399)
Total Value of Derivatives	99,247	(170,795)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend Retirement Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $538,522)	$538,512
Fidelity Central Funds (cost $423,457)	423,457
Other affiliated issuers (cost $208,495,162)	216,697,079

Total Investment in Securities (cost $209,457,141)		$217,659,048
Receivable for investments sold		2,776,425
Receivable for fund shares sold		57,407
Distributions receivable from Fidelity Central Funds		1,006
Receivable from investment adviser for expense reductions		10,273
Total assets		220,504,159
Liabilities
Payable for investments purchased	$2,504,128
Payable for fund shares redeemed	329,709
Accrued management fee	44,296
Distribution and service plan fees payable	1,260
Payable for variation margin on futures contracts	88,300
Total liabilities		2,967,693
Net Assets		$217,536,466
Net Assets consist of:
Paid in capital		$216,505,420
Total accumulated earnings (loss)		1,031,046
Net Assets		$217,536,466

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,442,365 ÷ 331,049 shares)(a)		$10.40
Maximum offering price per share (100/94.25 of $10.40)		$11.03
Class M :
Net Asset Value and redemption price per share ($201,040 ÷ 19,346 shares)(a)		$10.39
Maximum offering price per share (100/96.50 of $10.39)		$10.77
Class C :
Net Asset Value and offering price per share ($651,571 ÷ 63,503 shares)(a)		$10.26
Fidelity Freedom Blend Retirement Fund :
Net Asset Value, offering price and redemption price per share ($43,205,735 ÷ 4,152,592 shares)		$10.40
Class K :
Net Asset Value, offering price and redemption price per share ($1,534,975 ÷ 147,371 shares)		$10.42
Class K6 :
Net Asset Value, offering price and redemption price per share ($99,107,008 ÷ 9,511,712 shares)		$10.42
Class I :
Net Asset Value, offering price and redemption price per share ($979,528 ÷ 94,039 shares)		$10.42
Class Z :
Net Asset Value, offering price and redemption price per share ($8,740,755 ÷ 839,791 shares)		$10.41
Premier Class :
Net Asset Value, offering price and redemption price per share ($59,673,489 ÷ 5,732,299 shares)		$10.41
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$6,903,343
Interest		21,221
Income from Fidelity Central Funds		14,676
Total income		6,939,240
Expenses
Management fee	$492,078
Distribution and service plan fees	12,058
Independent trustees' fees and expenses	440
Miscellaneous	106
Total expenses before reductions	504,682
Expense reductions	(543)
Total expenses after reductions		504,139
Net Investment income (loss)		6,435,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	35
Fidelity Central Funds	(1)
Other affiliated issuers	(781,270)
Futures contracts	(145,544)
Capital gain distributions from underlying funds:
Affiliated issuers	1,642,264
Total net realized gain (loss)		715,484
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2
Affiliated issuers	7,757,349
Futures contracts	(105,680)
Total change in net unrealized appreciation (depreciation)		7,651,671
Net gain (loss)		8,367,155
Net increase (decrease) in net assets resulting from operations		$14,802,256
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,435,101	$4,212,834
Net realized gain (loss)	715,484	(905)
Change in net unrealized appreciation (depreciation)	7,651,671	3,031,081
Net increase (decrease) in net assets resulting from operations	14,802,256	7,243,010
Distributions to shareholders	(6,528,379)	(4,055,070)

Share transactions - net increase (decrease)	30,198,768	81,286,431
Total increase (decrease) in net assets	38,472,645	84,474,371

Net Assets
Beginning of period	179,063,821	94,589,450
End of period	$217,536,466	$179,063,821

Financial Highlights
Fidelity Advisor Freedom® Blend Retirement Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.73	$9.49	$10.39	$10.92
Income from Investment Operations
Net investment income (loss) A,B	.30	.26	.26	.30	.20
Net realized and unrealized gain (loss)	.47	.21	.24	(.79)	(.33)
Total from investment operations	.77	.47	.50	(.49)	(.13)
Distributions from net investment income	(.31)	(.26)	(.26)	(.29)	(.21)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.31)	(.26)	(.26)	(.41) C	(.40)
Net asset value, end of period	$10.40	$9.94	$9.73	$9.49	$10.39
Total Return D,E	7.81%	4.94%	5.34%	(4.59)%	(1.30)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66%	.67%	.66%	.66%	.71%
Expenses net of fee waivers, if any	.66%	.66%	.66%	.66%	.71%
Expenses net of all reductions, if any	.66%	.66%	.66%	.66%	.71%
Net investment income (loss)	2.95%	2.64%	2.72%	3.17%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$3,442	$3,031	$2,893	$2,927	$2,623
Portfolio turnover rate H	38%	39% I	40%	42%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Retirement Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.72	$9.48	$10.38	$10.92
Income from Investment Operations
Net investment income (loss) A,B	.28	.24	.23	.28	.17
Net realized and unrealized gain (loss)	.46	.21	.24	(.79)	(.32)
Total from investment operations	.74	.45	.47	(.51)	(.15)
Distributions from net investment income	(.28)	(.24)	(.23)	(.26)	(.20)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.28)	(.24)	(.23)	(.39)	(.39)
Net asset value, end of period	$10.39	$9.93	$9.72	$9.48	$10.38
Total Return C,D	7.55%	4.68%	5.05%	(4.86)%	(1.51)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.91%	.92%	.91%	.91%	.96%
Expenses net of fee waivers, if any	.91%	.91%	.91%	.91%	.96%
Expenses net of all reductions, if any	.91%	.91%	.91%	.91%	.96%
Net investment income (loss)	2.70%	2.39%	2.47%	2.92%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$201	$181	$138	$118	$139
Portfolio turnover rate G	38%	39% H	40%	42%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Retirement Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$9.60	$9.37	$10.27	$10.85
Income from Investment Operations
Net investment income (loss) A,B	.22	.18	.18	.23	.11
Net realized and unrealized gain (loss)	.47	.22	.23	(.78)	(.31)
Total from investment operations	.69	.40	.41	(.55)	(.20)
Distributions from net investment income	(.24)	(.19)	(.18)	(.22)	(.18)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.24)	(.19)	(.18)	(.35)	(.38) C
Net asset value, end of period	$10.26	$9.81	$9.60	$9.37	$10.27
Total Return D,E	7.05%	4.17%	4.46%	(5.28)%	(2.04)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.41%	1.42%	1.41%	1.41%	1.46%
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.41%	1.46%
Expenses net of all reductions, if any	1.41%	1.41%	1.41%	1.41%	1.46%
Net investment income (loss)	2.20%	1.89%	1.97%	2.42%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$652	$322	$326	$357	$518
Portfolio turnover rate H	38%	39% I	40%	42%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Retirement Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.74	$9.51	$10.41	$10.93
Income from Investment Operations
Net investment income (loss) A,B	.33	.28	.28	.33	.22
Net realized and unrealized gain (loss)	.47	.21	.23	(.79)	(.31)
Total from investment operations	.80	.49	.51	(.46)	(.09)
Distributions from net investment income	(.34)	(.29)	(.28)	(.31)	(.23)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.34)	(.29)	(.28)	(.44)	(.43) C
Net asset value, end of period	$10.40	$9.94	$9.74	$9.51	$10.41
Total Return D	8.07%	5.14%	5.49%	(4.35)%	(1.01)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.43% G	.41%	.41%	.46%
Expenses net of fee waivers, if any	.41%	.42% G	.41%	.41%	.46%
Expenses net of all reductions, if any	.41%	.42% G	.41%	.41%	.46%
Net investment income (loss)	3.20%	2.88%	2.97%	3.42%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$43,206	$46,825	$3,788	$4,705	$5,424
Portfolio turnover rate H	38%	39% I	40%	42%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Retirement Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.51	$10.41	$10.94
Income from Investment Operations
Net investment income (loss) A,B	.34	.30	.29	.33	.23
Net realized and unrealized gain (loss)	.47	.21	.23	(.78)	(.32)
Total from investment operations	.81	.51	.52	(.45)	(.09)
Distributions from net investment income	(.34)	(.30)	(.29)	(.32)	(.25)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.34)	(.30)	(.29)	(.45)	(.44)
Net asset value, end of period	$10.42	$9.95	$9.74	$9.51	$10.41
Total Return C	8.25%	5.33%	5.60%	(4.23)%	(.99)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.31%	.32%	.31%	.31%	.36%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.31%	.36%
Expenses net of all reductions, if any	.31%	.31%	.31%	.31%	.36%
Net investment income (loss)	3.30%	2.99%	3.07%	3.52%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,535	$3,232	$2,773	$2,739	$1,069
Portfolio turnover rate F	38%	39% G	40%	42%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Retirement Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.75	$9.51	$10.42	$10.94
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.30	.35	.25
Net realized and unrealized gain (loss)	.47	.20	.24	(.80)	(.32)
Total from investment operations	.82	.52	.54	(.45)	(.07)
Distributions from net investment income	(.36)	(.31)	(.30)	(.33)	(.26)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.36)	(.31)	(.30)	(.46)	(.45)
Net asset value, end of period	$10.42	$9.96	$9.75	$9.51	$10.42
Total Return C	8.28%	5.43%	5.81%	(4.25)%	(.81)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.21%	.22%	.21%	.21%	.26%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.26%
Expenses net of all reductions, if any	.21%	.21%	.21%	.21%	.26%
Net investment income (loss)	3.40%	3.28%	3.17%	3.62%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$99,107	$84,663	$46,688	$38,656	$35,899
Portfolio turnover rate F	38%	39% G	40%	42%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Retirement Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.50	$10.41	$10.94
Income from Investment Operations
Net investment income (loss) A,B	.33	.29	.28	.33	.22
Net realized and unrealized gain (loss)	.47	.21	.24	(.80)	(.32)
Total from investment operations	.80	.50	.52	(.47)	(.10)
Distributions from net investment income	(.33)	(.29)	(.28)	(.31)	(.24)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.33)	(.29)	(.28)	(.44)	(.43)
Net asset value, end of period	$10.42	$9.95	$9.74	$9.50	$10.41
Total Return C	8.16%	5.21%	5.56%	(4.43)%	(1.06)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.41%	.42%	.41%	.41%	.46%
Expenses net of fee waivers, if any	.41%	.41%	.41%	.41%	.46%
Expenses net of all reductions, if any	.41%	.41%	.41%	.41%	.46%
Net investment income (loss)	3.20%	2.89%	2.97%	3.42%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$980	$1,497	$1,323	$2,296	$2,512
Portfolio turnover rate F	38%	39% G	40%	42%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Retirement Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.51	$10.41	$10.94
Income from Investment Operations
Net investment income (loss) A,B	.34	.30	.29	.34	.23
Net realized and unrealized gain (loss)	.47	.21	.23	(.79)	(.32)
Total from investment operations	.81	.51	.52	(.45)	(.09)
Distributions from net investment income	(.35)	(.30)	(.29)	(.32)	(.25)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.35)	(.30)	(.29)	(.45)	(.44)
Net asset value, end of period	$10.41	$9.95	$9.74	$9.51	$10.41
Total Return C	8.21%	5.33%	5.60%	(4.23)%	(.97)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.31%	.32%	.31%	.31%	.36%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.31%	.36%
Expenses net of all reductions, if any	.31%	.31%	.31%	.31%	.36%
Net investment income (loss)	3.30%	2.99%	3.07%	3.52%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$8,741	$1,596	$1,413	$989	$1,180
Portfolio turnover rate F	38%	39% G	40%	42%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Retirement Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.95	$9.74	$9.51	$10.41	$11.01
Income from Investment Operations
Net investment income (loss) B,C	.35	.31	.30	.35	.37
Net realized and unrealized gain (loss)	.47	.21	.24	(.79)	(.52)
Total from investment operations	.82	.52	.54	(.44)	(.15)
Distributions from net investment income	(.36)	(.31)	(.31)	(.33)	(.26)
Distributions from net realized gain	-	-	-	(.13)	(.19)
Total distributions	(.36)	(.31)	(.31)	(.46)	(.45)
Net asset value, end of period	$10.41	$9.95	$9.74	$9.51	$10.41
Total Return D,E	8.33%	5.47%	5.75%	(4.14)%	(1.52)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.17%	.20%	.19%	.19%	.24% H
Expenses net of fee waivers, if any	.17%	.19%	.19%	.19%	.24% H
Expenses net of all reductions, if any	.17%	.19%	.19%	.19%	.24% H
Net investment income (loss)	3.44%	3.11%	3.19%	3.64%	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$59,673	$37,718	$23,171	$21,456	$23,501
Portfolio turnover rate I	38%	39% J	40%	42%	62%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 59.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,633,119	36,113,203
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	365,513	2,770,588
Fidelity Series Corporate Bond Fund (b)	1,357,220	12,676,435
Fidelity Series Emerging Markets Debt Fund (b)	132,956	1,112,838
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	29,917	278,825
Fidelity Series Floating Rate High Income Fund (b)	22,578	195,521
Fidelity Series Government Bond Index Fund (b)	2,328,029	21,278,184
Fidelity Series High Income Fund (b)	121,978	1,073,410
Fidelity Series International Developed Markets Bond Index Fund (b)	1,159,169	9,818,165
Fidelity Series Investment Grade Bond Fund (b)	1,942,645	19,640,140
Fidelity Series Investment Grade Securitized Fund (b)	1,304,773	11,860,385
Fidelity Series Long-Term Treasury Bond Index Fund (b)	715,508	3,813,656
Fidelity Series Real Estate Income Fund (b)	19,811	198,311
TOTAL BOND FUNDS (Cost $124,018,669)		120,829,661

Domestic Equity Funds - 17.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	371,023	7,936,184
Fidelity Series Commodity Strategy Fund (b)	31,233	3,503,351
Fidelity Series Large Cap Growth Index Fund (b)	188,045	5,060,289
Fidelity Series Large Cap Stock Fund (b)	188,853	4,959,270
Fidelity Series Large Cap Value Index Fund (b)	505,011	9,393,205
Fidelity Series Small Cap Core Fund (b)	97,682	1,355,828
Fidelity Series Small Cap Opportunities Fund (b)	54,038	917,571
Fidelity Series Value Discovery Fund (b)	199,522	3,355,958
TOTAL DOMESTIC EQUITY FUNDS (Cost $30,102,596)		36,481,656

International Equity Funds - 16.0%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	191,523	3,903,247
Fidelity Series Emerging Markets Fund (b)	167,898	2,117,196
Fidelity Series Emerging Markets Opportunities Fund (b)	328,457	8,536,604
Fidelity Series International Growth Fund (b)	251,403	4,708,777
Fidelity Series International Index Fund (b)	120,048	1,831,932
Fidelity Series International Small Cap Fund (b)	113,029	1,975,739
Fidelity Series International Value Fund (b)	298,803	4,721,081
Fidelity Series Overseas Fund (b)	324,764	4,722,071
Fidelity Series Select International Small Cap Fund (b)	11,556	164,099
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $26,866,857)		32,680,746

Short-Term Funds - 5.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	278,980	2,789,804
Fidelity Series Treasury Bill Index Fund (b)	780,197	7,762,957
TOTAL SHORT-TERM FUNDS (Cost $10,541,751)		10,552,761

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	20,000	19,970
US Treasury Bills 0% 4/23/2026 (d)	3.63	170,000	169,623
US Treasury Bills 0% 4/30/2026 (d)	3.61	50,000	49,854
US Treasury Bills 0% 5/28/2026 (d)	3.62	90,000	89,482
US Treasury Bills 0% 5/7/2026 (d)	3.62	20,000	19,927
US Treasury Bills 0% 6/11/2026 (d)	3.63	20,000	19,857
US Treasury Bills 0% 6/18/2026 (d)	3.63 to 3.66	140,000	138,909
TOTAL U.S. TREASURY OBLIGATIONS (Cost $507,633)			507,622

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	291,089	291,147
Fidelity Series Government Money Market Fund (b)(f)	3.73	2,531,101	2,531,101
TOTAL MONEY MARKET FUNDS (Cost $2,822,248)			2,822,248

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $194,859,754)	203,874,694
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(126,275)
NET ASSETS - 100.0%	203,748,419

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	4	6/2026	580,220	(77)

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	69	6/2026	7,827,188	(120,697)
CBOT US Treasury Long Bond Contracts (United States)	13	6/2026	1,476,719	(12,608)

TOTAL INTEREST RATE CONTRACTS				(133,305)

TOTAL LONG				(133,382)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(7)	6/2026	(879,270)	397
CME E-Mini S&P 500 Index Contracts (United States)	(11)	6/2026	(3,613,913)	90,041

TOTAL SHORT				90,438

TOTAL FUTURES CONTRACTS				(42,944)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $507,622.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	394,669	2,693,325	2,796,851	10,185	4	-	291,147	291,089	0.0%
Total	394,669	2,693,325	2,796,851	10,185	4	-	291,147

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,649,409	16,393,213	4,880,642	1,018,285	(10,435)	(10,046)	36,113,203	3,633,119
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,917,313	1,026,122	1,114,022	109,725	(210,553)	151,728	2,770,588	365,513
Fidelity Series Blue Chip Growth Fund	5,083,276	3,765,488	1,948,522	210,523	17,655	1,018,287	7,936,184	371,023
Fidelity Series Canada Fund	1,237,637	2,709,306	415,405	44,515	4,460	367,249	3,903,247	191,523
Fidelity Series Commodity Strategy Fund	307,762	2,998,215	123,442	16,855	865	319,951	3,503,351	31,233
Fidelity Series Corporate Bond Fund	10,628,404	4,764,609	2,742,949	508,905	(113,100)	139,471	12,676,435	1,357,220
Fidelity Series Emerging Markets Debt Fund	824,089	400,310	147,566	52,303	(1,630)	37,635	1,112,838	132,956
Fidelity Series Emerging Markets Debt Local Currency Fund	230,881	104,996	68,196	16,396	(297)	11,441	278,825	29,917
Fidelity Series Emerging Markets Fund	1,456,809	829,158	641,725	35,004	92,859	380,095	2,117,196	167,898
Fidelity Series Emerging Markets Opportunities Fund	5,830,766	3,513,974	2,633,833	147,182	390,646	1,435,051	8,536,604	328,457
Fidelity Series Floating Rate High Income Fund	150,178	75,075	26,596	11,788	(292)	(2,844)	195,521	22,578
Fidelity Series Government Bond Index Fund	17,226,202	8,466,917	4,316,424	664,127	(231,901)	133,390	21,278,184	2,328,029
Fidelity Series Government Money Market Fund	2,684,951	1,238,047	1,391,897	110,698	-	-	2,531,101	2,531,101
Fidelity Series High Income Fund	778,184	418,351	143,610	57,511	(1,296)	21,781	1,073,410	121,978
Fidelity Series International Developed Markets Bond Index Fund	7,504,810	3,634,773	1,195,767	297,864	(21,381)	(104,270)	9,818,165	1,159,169
Fidelity Series International Growth Fund	2,804,595	2,495,783	713,609	245,732	19,198	102,810	4,708,777	251,403
Fidelity Series International Index Fund	1,100,479	850,636	315,924	39,359	16,881	179,860	1,831,932	120,048
Fidelity Series International Small Cap Fund	2,073,178	827,651	1,096,873	253,729	120,839	50,944	1,975,739	113,029
Fidelity Series International Value Fund	3,086,290	2,229,201	1,093,958	317,243	92,950	406,598	4,721,081	298,803
Fidelity Series Investment Grade Bond Fund	16,351,395	7,429,949	4,203,867	702,746	(184,337)	247,000	19,640,140	1,942,645
Fidelity Series Investment Grade Securitized Fund	10,283,617	4,336,888	2,895,463	457,073	(104,436)	239,779	11,860,385	1,304,773
Fidelity Series Large Cap Growth Index Fund	3,222,659	2,430,104	1,055,813	35,333	15,453	447,886	5,060,289	188,045
Fidelity Series Large Cap Stock Fund	2,965,129	2,475,188	944,102	319,771	15,572	447,483	4,959,270	188,853
Fidelity Series Large Cap Value Index Fund	6,246,457	4,004,702	1,582,891	239,612	4,722	720,215	9,393,205	505,011
Fidelity Series Long-Term Treasury Bond Index Fund	5,199,605	1,700,522	2,946,853	178,814	(750,687)	611,069	3,813,656	715,508
Fidelity Series Overseas Fund	2,890,785	2,440,278	643,636	258,409	11,400	23,244	4,722,071	324,764
Fidelity Series Real Estate Income Fund	152,840	71,859	26,596	8,592	47	161	198,311	19,811
Fidelity Series Select International Small Cap Fund	27,867	136,671	26,116	3,712	2,737	22,940	164,099	11,556
Fidelity Series Short-Term Credit Fund	2,222,574	1,006,578	430,019	103,432	(28)	(9,301)	2,789,804	278,980
Fidelity Series Small Cap Core Fund	1,449,939	113,423	564,494	12,026	8,051	348,909	1,355,828	97,682
Fidelity Series Small Cap Opportunities Fund	648,065	307,888	198,645	31,053	7,125	153,138	917,571	54,038
Fidelity Series Treasury Bill Index Fund	7,799,177	3,942,301	3,979,194	315,418	(8,858)	9,531	7,762,957	780,197
Fidelity Series Value Discovery Fund	2,271,568	1,556,735	609,196	226,548	1,975	134,876	3,355,958	199,522
	152,306,890	88,694,911	45,117,845	7,050,283	(815,796)	8,036,061	203,075,925

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	120,829,661	120,829,661	-	-

Domestic Equity Funds	36,481,656	36,481,656	-	-

International Equity Funds	32,680,746	32,680,746	-	-

Short-Term Funds	10,552,761	10,552,761	-	-

U.S. Treasury Obligations	507,622	-	507,622	-

Money Market Funds	2,822,248	2,822,248	-	-
Total Investments in Securities:	203,874,694	203,367,072	507,622	-
Derivative Instruments:

Assets
Futures Contracts	90,438	90,438	-	-
Total Assets	90,438	90,438	-	-

Liabilities
Futures Contracts	(133,382)	(133,382)	-	-
Total Liabilities	(133,382)	(133,382)	-	-
Total Derivative Instruments:	(42,944)	(42,944)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	90,438	(77)
Total Equity Risk	90,438	(77)
Interest Rate Risk
Futures Contracts (a)	-	(133,305)
Total Interest Rate Risk	-	(133,305)
Total Value of Derivatives	90,438	(133,382)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $507,633)	$507,622
Fidelity Central Funds (cost $291,147)	291,147
Other affiliated issuers (cost $194,060,974)	203,075,925

Total Investment in Securities (cost $194,859,754)		$203,874,694
Cash		1
Receivable for investments sold		2,294,443
Receivable for fund shares sold		17,950
Distributions receivable from Fidelity Central Funds		705
Receivable from investment adviser for expense reductions		3,253
Total assets		206,191,046
Liabilities
Payable for investments purchased	$2,292,556
Payable for fund shares redeemed	19,837
Accrued management fee	40,067
Distribution and service plan fees payable	378
Payable for variation margin on futures contracts	89,789
Total liabilities		2,442,627
Net Assets		$203,748,419
Net Assets consist of:
Paid in capital		$197,528,357
Total accumulated earnings (loss)		6,220,062
Net Assets		$203,748,419

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($374,416 ÷ 34,855 shares)(a)		$10.74
Maximum offering price per share (100/94.25 of $10.74)		$11.40
Class M :
Net Asset Value and redemption price per share ($333,737 ÷ 31,079 shares)(a)		$10.74
Maximum offering price per share (100/96.50 of $10.74)		$11.13
Class C :
Net Asset Value and offering price per share ($168,633 ÷ 15,889 shares)(a)		$10.61
Fidelity Freedom Blend 2010 Fund :
Net Asset Value, offering price and redemption price per share ($57,575,814 ÷ 5,361,791 shares)		$10.74
Class K :
Net Asset Value, offering price and redemption price per share ($2,928,433 ÷ 271,417 shares)		$10.79
Class K6 :
Net Asset Value, offering price and redemption price per share ($57,889,486 ÷ 5,355,937 shares)		$10.81
Class I :
Net Asset Value, offering price and redemption price per share ($664,862 ÷ 61,714 shares)		$10.77
Class Z :
Net Asset Value, offering price and redemption price per share ($116,211 ÷ 10,724 shares)		$10.84
Premier Class :
Net Asset Value, offering price and redemption price per share ($83,696,827 ÷ 7,758,133 shares)		$10.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$5,479,649
Interest		17,753
Income from Fidelity Central Funds		10,185
Total income		5,507,587
Expenses
Management fee	$441,103
Distribution and service plan fees	4,737
Independent trustees' fees and expenses	364
Miscellaneous	30
Total expenses before reductions	446,234
Expense reductions	(466)
Total expenses after reductions		445,768
Net Investment income (loss)		5,061,819
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	29
Fidelity Central Funds	4
Other affiliated issuers	(815,796)
Futures contracts	(236,450)
Capital gain distributions from underlying funds:
Affiliated issuers	1,570,634
Total net realized gain (loss)		518,421
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3
Affiliated issuers	8,036,061
Futures contracts	(37,274)
Total change in net unrealized appreciation (depreciation)		7,998,790
Net gain (loss)		8,517,211
Net increase (decrease) in net assets resulting from operations		$13,579,030
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,061,819	$2,954,418
Net realized gain (loss)	518,421	(23,770)
Change in net unrealized appreciation (depreciation)	7,998,790	1,839,790
Net increase (decrease) in net assets resulting from operations	13,579,030	4,770,438
Distributions to shareholders	(4,862,556)	(2,692,971)

Share transactions - net increase (decrease)	41,994,431	65,605,828
Total increase (decrease) in net assets	50,710,905	67,683,295

Net Assets
Beginning of period	153,037,514	85,354,219
End of period	$203,748,419	$153,037,514

Financial Highlights
Fidelity Advisor Freedom® Blend 2010 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.88	$9.46	$10.50	$11.19
Income from Investment Operations
Net investment income (loss) A,B	.30	.25	.24	.28	.18
Net realized and unrealized gain (loss)	.60	.24	.41	(.87)	(.23)
Total from investment operations	.90	.49	.65	(.59)	(.05)
Distributions from net investment income	(.29)	(.24)	(.23)	(.28)	(.22)
Distributions from net realized gain	-	-	- C	(.17)	(.42)
Total distributions	(.29)	(.24)	(.23)	(.45)	(.64)
Net asset value, end of period	$10.74	$10.13	$9.88	$9.46	$10.50
Total Return D,E	8.85%	5.01%	6.90%	(5.52)%	(.71)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66%	.66%	.66%	.66%	.72%
Expenses net of fee waivers, if any	.66%	.66%	.66%	.66%	.72%
Expenses net of all reductions, if any	.66%	.66%	.66%	.66%	.72%
Net investment income (loss)	2.80%	2.47%	2.55%	2.98%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$374	$473	$606	$601	$694
Portfolio turnover rate H	28%	35% I	28%	41%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.13	$9.90	$9.48	$10.51	$11.19
Income from Investment Operations
Net investment income (loss) A,B	.27	.22	.22	.26	.15
Net realized and unrealized gain (loss)	.61	.24	.41	(.88)	(.23)
Total from investment operations	.88	.46	.63	(.62)	(.08)
Distributions from net investment income	(.27)	(.23)	(.21)	(.24)	(.19)
Distributions from net realized gain	-	-	- C	(.17)	(.41)
Total distributions	(.27)	(.23)	(.21)	(.41)	(.60)
Net asset value, end of period	$10.74	$10.13	$9.90	$9.48	$10.51
Total Return D,E	8.65%	4.67%	6.69%	(5.79)%	(.93)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91%	.91%	.91%	.91%	.97%
Expenses net of fee waivers, if any	.91%	.91%	.91%	.91%	.97%
Expenses net of all reductions, if any	.91%	.91%	.91%	.91%	.97%
Net investment income (loss)	2.55%	2.22%	2.31%	2.73%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$334	$315	$305	$278	$359
Portfolio turnover rate H	28%	35% I	28%	41%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$9.78	$9.38	$10.41	$11.13
Income from Investment Operations
Net investment income (loss) A,B	.22	.17	.17	.21	.09
Net realized and unrealized gain (loss)	.59	.24	.40	(.86)	(.22)
Total from investment operations	.81	.41	.57	(.65)	(.13)
Distributions from net investment income	(.22)	(.17)	(.17)	(.21)	(.18)
Distributions from net realized gain	-	-	- C	(.17)	(.41)
Total distributions	(.22)	(.17)	(.17)	(.38)	(.59)
Net asset value, end of period	$10.61	$10.02	$9.78	$9.38	$10.41
Total Return D,E	8.03%	4.17%	6.09%	(6.20)%	(1.39)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.41%	1.41%	1.41%	1.41%	1.47%
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.41%	1.47%
Expenses net of all reductions, if any	1.41%	1.41%	1.41%	1.41%	1.47%
Net investment income (loss)	2.05%	1.72%	1.80%	2.23%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$169	$214	$222	$225	$288
Portfolio turnover rate H	28%	35% I	28%	41%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$9.90	$9.48	$10.52	$11.21
Income from Investment Operations
Net investment income (loss) A,B	.33	.26	.27	.31	.20
Net realized and unrealized gain (loss)	.59	.26	.41	(.88)	(.22)
Total from investment operations	.92	.52	.68	(.57)	(.02)
Distributions from net investment income	(.32)	(.28)	(.25)	(.30)	(.25)
Distributions from net realized gain	-	-	- C	(.17)	(.42)
Total distributions	(.32)	(.28)	(.26) D	(.47)	(.67)
Net asset value, end of period	$10.74	$10.14	$9.90	$9.48	$10.52
Total Return E	9.14%	5.28%	7.19%	(5.31)%	(.42)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.41%	.42% H	.41%	.41%	.47%
Expenses net of fee waivers, if any	.41%	.42% H	.41%	.41%	.47%
Expenses net of all reductions, if any	.41%	.42% H	.41%	.41%	.47%
Net investment income (loss)	3.05%	2.71%	2.80%	3.23%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$57,576	$59,543	$5,193	$5,467	$5,344
Portfolio turnover rate I	28%	35% J	28%	41%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$9.94	$9.52	$10.55	$11.23
Income from Investment Operations
Net investment income (loss) A,B	.34	.29	.28	.32	.22
Net realized and unrealized gain (loss)	.60	.24	.40	(.88)	(.22)
Total from investment operations	.94	.53	.68	(.56)	-
Distributions from net investment income	(.33)	(.29)	(.26)	(.30)	(.26)
Distributions from net realized gain	-	-	- C	(.17)	(.42)
Total distributions	(.33)	(.29)	(.26)	(.47)	(.68)
Net asset value, end of period	$10.79	$10.18	$9.94	$9.52	$10.55
Total Return D	9.24%	5.38%	7.23%	(5.20)%	(.28)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.31%	.31%	.31%	.31%	.37%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.31%	.37%
Expenses net of all reductions, if any	.31%	.31%	.31%	.31%	.37%
Net investment income (loss)	3.15%	2.82%	2.90%	3.33%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$2,928	$3,286	$3,361	$2,799	$6,843
Portfolio turnover rate G	28%	35% H	28%	41%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$9.96	$9.54	$10.57	$11.25
Income from Investment Operations
Net investment income (loss) A,B	.35	.32	.29	.33	.23
Net realized and unrealized gain (loss)	.60	.22	.40	(.87)	(.23)
Total from investment operations	.95	.54	.69	(.54)	-
Distributions from net investment income	(.34)	(.30)	(.27)	(.32)	(.26)
Distributions from net realized gain	-	-	- C	(.17)	(.42)
Total distributions	(.34)	(.30)	(.27)	(.49)	(.68)
Net asset value, end of period	$10.81	$10.20	$9.96	$9.54	$10.57
Total Return D	9.34%	5.49%	7.33%	(5.01)%	(.27)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.21%	.21%	.21%	.21%	.27%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.21%	.27%
Expenses net of all reductions, if any	.21%	.21%	.21%	.21%	.27%
Net investment income (loss)	3.25%	3.11%	3.00%	3.43%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$57,889	$54,569	$35,537	$31,108	$35,745
Portfolio turnover rate G	28%	35% H	28%	41%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.16	$9.92	$9.50	$10.52	$11.22
Income from Investment Operations
Net investment income (loss) A,B	.33	.28	.27	.31	.20
Net realized and unrealized gain (loss)	.59	.24	.40	(.87)	(.22)
Total from investment operations	.92	.52	.67	(.56)	(.02)
Distributions from net investment income	(.31)	(.28)	(.25)	(.29)	(.26)
Distributions from net realized gain	-	-	- C	(.17)	(.42)
Total distributions	(.31)	(.28)	(.25)	(.46)	(.68)
Net asset value, end of period	$10.77	$10.16	$9.92	$9.50	$10.52
Total Return D	9.07%	5.29%	7.15%	(5.24)%	(.45)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.41%	.41%	.41%	.47%
Expenses net of fee waivers, if any	.41%	.41%	.41%	.41%	.47%
Expenses net of all reductions, if any	.41%	.41%	.41%	.41%	.47%
Net investment income (loss)	3.05%	2.72%	2.80%	3.23%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$665	$791	$729	$705	$1,156
Portfolio turnover rate G	28%	35% H	28%	41%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.22	$9.98	$9.51	$10.56	$11.25
Income from Investment Operations
Net investment income (loss) A,B	.34	.29	.28	.31	.22
Net realized and unrealized gain (loss)	.61	.24	.40	(.87)	(.23)
Total from investment operations	.95	.53	.68	(.56)	(.01)
Distributions from net investment income	(.33)	(.29)	(.21)	(.33)	(.26)
Distributions from net realized gain	-	-	- C	(.17)	(.42)
Total distributions	(.33)	(.29)	(.21)	(.49) D	(.68)
Net asset value, end of period	$10.84	$10.22	$9.98	$9.51	$10.56
Total Return E	9.32%	5.36%	7.24%	(5.15)%	(.38)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.31%	.31%	.31%	.31%	.37%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.31%	.37%
Expenses net of all reductions, if any	.31%	.31%	.31%	.31%	.37%
Net investment income (loss)	3.15%	2.82%	2.91%	3.33%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$116	$106	$94	$730	$144
Portfolio turnover rate H	28%	35% I	28%	41%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.18	$9.94	$9.52	$10.55	$11.36
Income from Investment Operations
Net investment income (loss) B,C	.35	.30	.29	.33	.39
Net realized and unrealized gain (loss)	.60	.24	.40	(.87)	(.50)
Total from investment operations	.95	.54	.69	(.54)	(.11)
Distributions from net investment income	(.34)	(.30)	(.27)	(.32)	(.28)
Distributions from net realized gain	-	-	- D	(.17)	(.42)
Total distributions	(.34)	(.30)	(.27)	(.49)	(.70)
Net asset value, end of period	$10.79	$10.18	$9.94	$9.52	$10.55
Total Return E,F	9.40%	5.51%	7.35%	(4.99)%	(1.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.17%	.19%	.19%	.19%	.25% I
Expenses net of fee waivers, if any	.17%	.19%	.19%	.19%	.25% I
Expenses net of all reductions, if any	.17%	.19%	.19%	.19%	.25% I
Net investment income (loss)	3.29%	2.94%	3.02%	3.45%	3.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$83,697	$33,739	$30,363	$31,366	$32,687
Portfolio turnover rate J	28%	35% K	28%	41%	51%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 54.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,912,563	38,890,877
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,724,396	13,070,922
Fidelity Series Corporate Bond Fund (b)	2,084,070	19,465,217
Fidelity Series Emerging Markets Debt Fund (b)	212,729	1,780,544
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	48,855	455,333
Fidelity Series Floating Rate High Income Fund (b)	34,804	301,400
Fidelity Series Government Bond Index Fund (b)	3,574,569	32,671,563
Fidelity Series High Income Fund (b)	199,162	1,752,626
Fidelity Series International Developed Markets Bond Index Fund (b)	1,887,277	15,985,234
Fidelity Series Investment Grade Bond Fund (b)	2,982,900	30,157,116
Fidelity Series Investment Grade Securitized Fund (b)	2,003,482	18,211,654
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,368,745	7,295,412
Fidelity Series Real Estate Income Fund (b)	31,454	314,859
TOTAL BOND FUNDS (Cost $189,873,570)		180,352,757

Domestic Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	757,094	16,194,246
Fidelity Series Commodity Strategy Fund (b)	46,464	5,211,841
Fidelity Series Large Cap Growth Index Fund (b)	383,319	10,315,104
Fidelity Series Large Cap Stock Fund (b)	384,985	10,109,705
Fidelity Series Large Cap Value Index Fund (b)	1,030,831	19,173,464
Fidelity Series Small Cap Core Fund (b)	266,583	3,700,166
Fidelity Series Small Cap Opportunities Fund (b)	110,557	1,877,264
Fidelity Series Value Discovery Fund (b)	407,465	6,853,557
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,068,229)		73,435,347

International Equity Funds - 18.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	338,691	6,902,525
Fidelity Series Emerging Markets Fund (b)	311,139	3,923,464
Fidelity Series Emerging Markets Opportunities Fund (b)	620,866	16,136,316
Fidelity Series International Growth Fund (b)	494,139	9,255,221
Fidelity Series International Index Fund (b)	232,700	3,551,009
Fidelity Series International Small Cap Fund (b)	184,125	3,218,508
Fidelity Series International Value Fund (b)	587,100	9,276,177
Fidelity Series Overseas Fund (b)	638,216	9,279,654
Fidelity Series Select International Small Cap Fund (b)	18,880	268,092
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $44,829,627)		61,810,966

Short-Term Funds - 3.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	253,583	2,535,829
Fidelity Series Treasury Bill Index Fund (b)	957,395	9,526,081
TOTAL SHORT-TERM FUNDS (Cost $12,045,199)		12,061,910

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	40,000	39,996
US Treasury Bills 0% 4/23/2026 (d)	3.63	440,000	439,025
US Treasury Bills 0% 4/30/2026 (d)	3.61	150,000	149,561
US Treasury Bills 0% 5/28/2026 (d)	3.62	100,000	99,424
US Treasury Bills 0% 5/7/2026 (d)	3.62	40,000	39,854
US Treasury Bills 0% 6/18/2026 (d)	3.66	60,000	59,532
TOTAL U.S. TREASURY OBLIGATIONS (Cost $827,414)			827,392

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	808,293	808,454
Fidelity Series Government Money Market Fund (b)(f)	3.73	3,359,506	3,359,506
TOTAL MONEY MARKET FUNDS (Cost $4,167,960)			4,167,960

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $303,811,999)	332,656,332
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(206,445)
NET ASSETS - 100.0%	332,449,887

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	8	6/2026	1,160,440	1,206

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	112	6/2026	12,705,000	(248,927)
CBOT US Treasury Long Bond Contracts (United States)	22	6/2026	2,499,063	(27,957)

TOTAL INTEREST RATE CONTRACTS				(276,884)

TOTAL LONG				(275,678)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(14)	6/2026	(1,758,540)	(4,611)
CME E-Mini S&P 500 Index Contracts (United States)	(18)	6/2026	(5,913,675)	132,477

TOTAL SHORT				127,866

TOTAL FUTURES CONTRACTS				(147,812)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $827,392.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	993,675	6,810,435	6,995,658	24,455	2	-	808,454	808,293	0.0%
Total	993,675	6,810,435	6,995,658	24,455	2	-	808,454

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	34,637,027	12,548,247	8,231,597	1,448,320	(5,940)	4,086	38,890,877	3,912,563
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,954,573	2,019,339	3,612,295	623,212	(801,133)	510,438	13,070,922	1,724,396
Fidelity Series Blue Chip Growth Fund	15,105,017	4,103,158	6,508,748	632,686	430,275	3,064,544	16,194,246	757,094
Fidelity Series Canada Fund	3,615,048	3,489,129	1,303,918	115,160	19,115	1,083,151	6,902,525	338,691
Fidelity Series Commodity Strategy Fund	662,679	4,203,581	337,492	35,380	7,616	675,457	5,211,841	46,464
Fidelity Series Corporate Bond Fund	20,577,822	3,939,066	5,140,556	997,402	(221,280)	310,165	19,465,217	2,084,070
Fidelity Series Emerging Markets Debt Fund	1,764,480	298,114	374,684	110,899	(13,063)	105,697	1,780,544	212,729
Fidelity Series Emerging Markets Debt Local Currency Fund	509,792	84,808	167,212	38,308	4,833	23,112	455,333	48,855
Fidelity Series Emerging Markets Fund	3,829,361	677,939	1,877,178	92,150	340,247	953,095	3,923,464	311,139
Fidelity Series Emerging Markets Opportunities Fund	15,326,786	3,503,258	7,678,277	385,966	1,283,918	3,700,631	16,136,316	620,866
Fidelity Series Floating Rate High Income Fund	317,050	58,686	68,124	24,647	(1,419)	(4,793)	301,400	34,804
Fidelity Series Government Bond Index Fund	33,351,744	7,791,118	8,331,534	1,301,444	(322,729)	182,964	32,671,563	3,574,569
Fidelity Series Government Money Market Fund	3,933,831	1,090,637	1,664,962	170,100	-	-	3,359,506	3,359,506
Fidelity Series High Income Fund	1,695,772	373,484	367,872	126,674	(11,985)	63,227	1,752,626	199,162
Fidelity Series International Developed Markets Bond Index Fund	16,224,828	3,413,564	3,397,770	648,797	(124,669)	(130,719)	15,985,234	1,887,277
Fidelity Series International Growth Fund	8,134,489	3,058,471	2,471,855	695,591	113,557	420,559	9,255,221	494,139
Fidelity Series International Index Fund	3,214,382	822,642	1,090,826	111,375	98,725	506,086	3,551,009	232,700
Fidelity Series International Small Cap Fund	4,481,168	757,221	2,379,461	546,673	280,631	78,949	3,218,508	184,125
Fidelity Series International Value Fund	9,084,241	2,488,161	3,779,720	897,150	431,664	1,051,831	9,276,177	587,100
Fidelity Series Investment Grade Bond Fund	31,658,212	6,236,401	7,917,034	1,378,236	(362,954)	542,491	30,157,116	2,982,900
Fidelity Series Investment Grade Securitized Fund	19,910,375	3,457,246	5,455,868	897,526	(249,087)	548,988	18,211,654	2,003,482
Fidelity Series Large Cap Growth Index Fund	9,595,068	2,614,765	3,598,788	101,912	279,779	1,424,280	10,315,104	383,319
Fidelity Series Large Cap Stock Fund	8,832,404	2,996,755	3,237,655	949,861	143,258	1,374,943	10,109,705	384,985
Fidelity Series Large Cap Value Index Fund	18,533,016	4,198,092	5,816,045	679,740	265,285	1,993,116	19,173,464	1,030,831
Fidelity Series Long-Term Treasury Bond Index Fund	12,076,264	1,942,527	6,423,263	423,254	(2,068,462)	1,768,346	7,295,412	1,368,745
Fidelity Series Overseas Fund	8,444,469	2,823,266	2,181,153	733,052	89,406	103,666	9,279,654	638,216
Fidelity Series Real Estate Income Fund	329,941	52,260	68,877	18,544	1,743	(208)	314,859	31,454
Fidelity Series Select International Small Cap Fund	59,959	267,067	118,270	8,036	12,418	46,918	268,092	18,880
Fidelity Series Short-Term Credit Fund	2,808,679	498,394	762,755	128,349	1,788	(10,277)	2,535,829	253,583
Fidelity Series Small Cap Core Fund	4,305,499	323,685	2,024,982	34,306	92,015	1,003,949	3,700,166	266,583
Fidelity Series Small Cap Opportunities Fund	1,909,172	214,191	733,762	91,494	115,131	372,532	1,877,264	110,557
Fidelity Series Treasury Bill Index Fund	11,157,845	4,103,711	5,737,080	473,365	(8,974)	10,579	9,526,081	957,395
Fidelity Series Value Discovery Fund	6,702,781	1,733,024	2,107,534	577,604	86,685	438,601	6,853,557	407,465
	327,743,774	86,182,007	104,967,147	15,497,213	(93,606)	22,216,404	331,020,486

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	180,352,757	180,352,757	-	-

Domestic Equity Funds	73,435,347	73,435,347	-	-

International Equity Funds	61,810,966	61,810,966	-	-

Short-Term Funds	12,061,910	12,061,910	-	-

U.S. Treasury Obligations	827,392	-	827,392	-

Money Market Funds	4,167,960	4,167,960	-	-
Total Investments in Securities:	332,656,332	331,828,940	827,392	-
Derivative Instruments:

Assets
Futures Contracts	133,683	133,683	-	-
Total Assets	133,683	133,683	-	-

Liabilities
Futures Contracts	(281,495)	(281,495)	-	-
Total Liabilities	(281,495)	(281,495)	-	-
Total Derivative Instruments:	(147,812)	(147,812)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	133,683	(4,611)
Total Equity Risk	133,683	(4,611)
Interest Rate Risk
Futures Contracts (a)	-	(276,884)
Total Interest Rate Risk	-	(276,884)
Total Value of Derivatives	133,683	(281,495)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $827,414)	$827,392
Fidelity Central Funds (cost $808,454)	808,454
Other affiliated issuers (cost $302,176,131)	331,020,486

Total Investment in Securities (cost $303,811,999)		$332,656,332
Cash		1
Receivable for investments sold		3,573,215
Receivable for fund shares sold		90,956
Distributions receivable from Fidelity Central Funds		2,002
Receivable from investment adviser for expense reductions		4,818
Total assets		336,327,324
Liabilities
Payable for investments purchased	$3,427,392
Payable for fund shares redeemed	236,779
Accrued management fee	75,291
Distribution and service plan fees payable	967
Payable for variation margin on futures contracts	137,008
Total liabilities		3,877,437
Net Assets		$332,449,887
Net Assets consist of:
Paid in capital		$306,877,499
Total accumulated earnings (loss)		25,572,388
Net Assets		$332,449,887

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($1,633,003 ÷ 147,499 shares)(a)		$11.07
Maximum offering price per share (100/94.25 of $11.07)		$11.75
Class M :
Net Asset Value and redemption price per share ($657,966 ÷ 59,369 shares)(a)		$11.08
Maximum offering price per share (100/96.50 of $11.08)		$11.48
Class C :
Net Asset Value and offering price per share ($407,259 ÷ 37,256 shares)(a)		$10.93
Fidelity Freedom Blend 2015 Fund :
Net Asset Value, offering price and redemption price per share ($96,438,174 ÷ 8,682,580 shares)		$11.11
Class K :
Net Asset Value, offering price and redemption price per share ($5,641,988 ÷ 506,416 shares)		$11.14
Class K6 :
Net Asset Value, offering price and redemption price per share ($123,535,410 ÷ 11,051,115 shares)		$11.18
Class I :
Net Asset Value, offering price and redemption price per share ($1,700,353 ÷ 153,026 shares)		$11.11
Class Z :
Net Asset Value, offering price and redemption price per share ($205,686 ÷ 18,435 shares)		$11.16
Premier Class :
Net Asset Value, offering price and redemption price per share ($102,230,048 ÷ 9,167,973 shares)		$11.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$11,166,137
Interest		37,960
Income from Fidelity Central Funds		24,455
Total income		11,228,552
Expenses
Management fee	$950,443
Distribution and service plan fees	14,410
Independent trustees' fees and expenses	799
Miscellaneous	47
Total expenses before reductions	965,699
Expense reductions	(305)
Total expenses after reductions		965,394
Net Investment income (loss)		10,263,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	65
Fidelity Central Funds	2
Other affiliated issuers	(93,606)
Futures contracts	(445,033)
Capital gain distributions from underlying funds:
Affiliated issuers	4,331,076
Total net realized gain (loss)		3,792,504
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	6
Affiliated issuers	22,216,404
Futures contracts	(164,204)
Total change in net unrealized appreciation (depreciation)		22,052,206
Net gain (loss)		25,844,710
Net increase (decrease) in net assets resulting from operations		$36,107,868
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,263,158	$6,833,970
Net realized gain (loss)	3,792,504	1,425,860
Change in net unrealized appreciation (depreciation)	22,052,206	2,985,264
Net increase (decrease) in net assets resulting from operations	36,107,868	11,245,094
Distributions to shareholders	(10,162,097)	(6,340,323)

Share transactions - net increase (decrease)	(22,953,792)	109,189,314
Total increase (decrease) in net assets	2,991,979	114,094,085

Net Assets
Beginning of period	329,457,908	215,363,823
End of period	$332,449,887	$329,457,908

Financial Highlights
Fidelity Advisor Freedom® Blend 2015 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.28	$10.03	$9.46	$10.61	$11.36
Income from Investment Operations
Net investment income (loss) A,B	.29	.24	.23	.27	.18
Net realized and unrealized gain (loss)	.79	.26	.58	(.93)	(.17)
Total from investment operations	1.08	.50	.81	(.66)	.01
Distributions from net investment income	(.29)	(.25)	(.23)	(.26)	(.24)
Distributions from net realized gain	- C	-	(.01)	(.22)	(.52)
Total distributions	(.29)	(.25)	(.24)	(.49) D	(.76)
Net asset value, end of period	$11.07	$10.28	$10.03	$9.46	$10.61
Total Return E,F	10.53%	4.99%	8.58%	(6.15)%	(.22)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67%	.67%	.67%	.68%	.73%
Expenses net of fee waivers, if any	.67%	.67%	.67%	.68%	.73%
Expenses net of all reductions, if any	.67%	.67%	.67%	.68%	.73%
Net investment income (loss)	2.60%	2.35%	2.41%	2.85%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,633	$2,598	$1,983	$1,032	$701
Portfolio turnover rate I	25%	30% J	24%	32%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.29	$10.03	$9.44	$10.61	$11.35
Income from Investment Operations
Net investment income (loss) A,B	.26	.22	.21	.24	.15
Net realized and unrealized gain (loss)	.79	.25	.58	(.94)	(.16)
Total from investment operations	1.05	.47	.79	(.70)	(.01)
Distributions from net investment income	(.26)	(.21)	(.19)	(.25)	(.21)
Distributions from net realized gain	- C	-	(.01)	(.22)	(.52)
Total distributions	(.26)	(.21)	(.20)	(.47)	(.73)
Net asset value, end of period	$11.08	$10.29	$10.03	$9.44	$10.61
Total Return D,E	10.25%	4.69%	8.38%	(6.49)%	(.40)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.92%	.92%	.92%	.93%	.98%
Expenses net of fee waivers, if any	.92%	.92%	.92%	.93%	.98%
Expenses net of all reductions, if any	.92%	.92%	.92%	.93%	.98%
Net investment income (loss)	2.35%	2.10%	2.16%	2.60%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$658	$639	$658	$808	$627
Portfolio turnover rate H	25%	30% I	24%	32%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.14	$9.88	$9.35	$10.51	$11.28
Income from Investment Operations
Net investment income (loss) A,B	.20	.16	.16	.20	.09
Net realized and unrealized gain (loss)	.78	.26	.56	(.93)	(.16)
Total from investment operations	.98	.42	.72	(.73)	(.07)
Distributions from net investment income	(.19)	(.16)	(.18)	(.20)	(.18)
Distributions from net realized gain	- C	-	(.01)	(.22)	(.52)
Total distributions	(.19)	(.16)	(.19)	(.43) D	(.70)
Net asset value, end of period	$10.93	$10.14	$9.88	$9.35	$10.51
Total Return E,F	9.70%	4.22%	7.75%	(6.91)%	(.94)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.42%	1.42%	1.42%	1.43%	1.48%
Expenses net of fee waivers, if any	1.42%	1.42%	1.42%	1.43%	1.48%
Expenses net of all reductions, if any	1.42%	1.42%	1.42%	1.43%	1.48%
Net investment income (loss)	1.85%	1.60%	1.66%	2.10%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$407	$656	$834	$552	$606
Portfolio turnover rate I	25%	30% J	24%	32%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.06	$9.48	$10.63	$11.37
Income from Investment Operations
Net investment income (loss) A,B	.31	.26	.26	.29	.20
Net realized and unrealized gain (loss)	.80	.26	.58	(.93)	(.16)
Total from investment operations	1.11	.52	.84	(.64)	.04
Distributions from net investment income	(.32)	(.26)	(.25)	(.29)	(.26)
Distributions from net realized gain	- C	-	(.01)	(.22)	(.52)
Total distributions	(.32)	(.26)	(.26)	(.51)	(.78)
Net asset value, end of period	$11.11	$10.32	$10.06	$9.48	$10.63
Total Return D	10.82%	5.23%	8.90%	(5.91)%	.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.43% G	.42%	.43%	.48%
Expenses net of fee waivers, if any	.42%	.43% G	.42%	.43%	.48%
Expenses net of all reductions, if any	.42%	.43% G	.42%	.43%	.48%
Net investment income (loss)	2.85%	2.59%	2.66%	3.10%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$96,438	$102,890	$12,473	$13,357	$13,189
Portfolio turnover rate H	25%	30% I	24%	32%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$10.08	$9.50	$10.66	$11.40
Income from Investment Operations
Net investment income (loss) A,B	.32	.28	.27	.31	.22
Net realized and unrealized gain (loss)	.81	.25	.58	(.95)	(.17)
Total from investment operations	1.13	.53	.85	(.64)	.05
Distributions from net investment income	(.33)	(.27)	(.26)	(.29)	(.28)
Distributions from net realized gain	- C	-	(.01)	(.22)	(.52)
Total distributions	(.33)	(.27)	(.27)	(.52) D	(.79) D
Net asset value, end of period	$11.14	$10.34	$10.08	$9.50	$10.66
Total Return E	10.95%	5.32%	9.00%	(5.91)%	.16%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32%	.32%	.32%	.33%	.38%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.33%	.38%
Expenses net of all reductions, if any	.32%	.32%	.32%	.33%	.38%
Net investment income (loss)	2.95%	2.70%	2.76%	3.20%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$5,642	$5,265	$5,910	$5,071	$7,338
Portfolio turnover rate H	25%	30% I	24%	32%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.12	$9.53	$10.69	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.34	.31	.28	.32	.23
Net realized and unrealized gain (loss)	.80	.23	.59	(.95)	(.16)
Total from investment operations	1.14	.54	.87	(.63)	.07
Distributions from net investment income	(.34)	(.28)	(.27)	(.31)	(.27)
Distributions from net realized gain	- C	-	(.01)	(.22)	(.52)
Total distributions	(.34)	(.28)	(.28)	(.53)	(.79)
Net asset value, end of period	$11.18	$10.38	$10.12	$9.53	$10.69
Total Return D	11.02%	5.43%	9.18%	(5.79)%	.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.22%	.22%	.22%	.23%	.28%
Expenses net of fee waivers, if any	.22%	.22%	.22%	.23%	.28%
Expenses net of all reductions, if any	.22%	.22%	.22%	.23%	.28%
Net investment income (loss)	3.05%	2.96%	2.86%	3.30%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$123,535	$121,502	$88,865	$79,892	$85,899
Portfolio turnover rate G	25%	30% H	24%	32%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.32	$10.06	$9.48	$10.63	$11.38
Income from Investment Operations
Net investment income (loss) A,B	.31	.27	.26	.29	.20
Net realized and unrealized gain (loss)	.80	.25	.58	(.93)	(.17)
Total from investment operations	1.11	.52	.84	(.64)	.03
Distributions from net investment income	(.32)	(.26)	(.25)	(.28)	(.26)
Distributions from net realized gain	- C	-	(.01)	(.22)	(.52)
Total distributions	(.32)	(.26)	(.26)	(.51) D	(.78)
Net asset value, end of period	$11.11	$10.32	$10.06	$9.48	$10.63
Total Return E	10.78%	5.24%	8.90%	(5.93)%	(.03)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42%	.42%	.42%	.43%	.48%
Expenses net of fee waivers, if any	.42%	.42%	.42%	.43%	.48%
Expenses net of all reductions, if any	.42%	.42%	.42%	.43%	.48%
Net investment income (loss)	2.85%	2.60%	2.66%	3.10%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,700	$4,992	$4,604	$4,891	$5,025
Portfolio turnover rate H	25%	30% I	24%	32%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$10.10	$9.52	$10.68	$11.42
Income from Investment Operations
Net investment income (loss) A,B	.32	.28	.27	.31	.22
Net realized and unrealized gain (loss)	.82	.24	.58	(.95)	(.17)
Total from investment operations	1.14	.52	.85	(.64)	.05
Distributions from net investment income	(.32)	(.27)	(.27)	(.30)	(.27)
Distributions from net realized gain	- C	-	(.01)	(.22)	(.52)
Total distributions	(.33) D	(.27)	(.27) D	(.52)	(.79)
Net asset value, end of period	$11.16	$10.35	$10.10	$9.52	$10.68
Total Return E	11.02%	5.23%	9.03%	(5.88)%	.13%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.32%	.32%	.32%	.33%	.38%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.33%	.38%
Expenses net of all reductions, if any	.32%	.32%	.32%	.33%	.38%
Net investment income (loss)	2.95%	2.70%	2.76%	3.20%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$206	$242	$219	$117	$125
Portfolio turnover rate H	25%	30% I	24%	32%	47%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$10.09	$9.51	$10.67	$11.55
Income from Investment Operations
Net investment income (loss) B,C	.34	.29	.28	.32	.40
Net realized and unrealized gain (loss)	.80	.26	.58	(.95)	(.47)
Total from investment operations	1.14	.55	.86	(.63)	(.07)
Distributions from net investment income	(.34)	(.29)	(.27)	(.31)	(.30)
Distributions from net realized gain	- D	-	(.01)	(.22)	(.52)
Total distributions	(.34)	(.29)	(.28)	(.53)	(.81) E
Net asset value, end of period	$11.15	$10.35	$10.09	$9.51	$10.67
Total Return F,G	11.08%	5.46%	9.11%	(5.77)%	(.88)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.18%	.20%	.20%	.20%	.25% J
Expenses net of fee waivers, if any	.18%	.20%	.20%	.20%	.25% J
Expenses net of all reductions, if any	.18%	.20%	.20%	.20%	.25% J
Net investment income (loss)	3.09%	2.82%	2.88%	3.33%	3.58% J
Supplemental Data
Net assets, end of period (000 omitted)	$102,230	$90,673	$85,861	$87,785	$110,493
Portfolio turnover rate K	25%	30% L	24%	32%	47%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 49.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	7,935,813	78,881,979
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	10,947,900	82,985,084
Fidelity Series Corporate Bond Fund (b)	7,345,963	68,611,296
Fidelity Series Emerging Markets Debt Fund (b)	799,011	6,687,721
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	188,926	1,760,790
Fidelity Series Floating Rate High Income Fund (b)	131,884	1,142,117
Fidelity Series Government Bond Index Fund (b)	12,600,012	115,164,108
Fidelity Series High Income Fund (b)	740,970	6,520,534
Fidelity Series International Developed Markets Bond Index Fund (b)	7,229,429	61,233,265
Fidelity Series Investment Grade Bond Fund (b)	10,514,345	106,300,025
Fidelity Series Investment Grade Securitized Fund (b)	7,061,992	64,193,510
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,926,945	31,590,618
Fidelity Series Real Estate Income Fund (b)	119,790	1,199,095
TOTAL BOND FUNDS (Cost $664,293,977)		626,270,142

Domestic Equity Funds - 26.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	3,580,382	76,584,364
Fidelity Series Commodity Strategy Fund (b)	157,124	17,624,597
Fidelity Series Large Cap Growth Index Fund (b)	1,814,384	48,825,075
Fidelity Series Large Cap Stock Fund (b)	1,821,784	47,840,058
Fidelity Series Large Cap Value Index Fund (b)	4,880,506	90,777,406
Fidelity Series Small Cap Core Fund (b)	1,154,526	16,024,822
Fidelity Series Small Cap Opportunities Fund (b)	525,005	8,914,586
Fidelity Series Value Discovery Fund (b)	1,936,730	32,575,806
TOTAL DOMESTIC EQUITY FUNDS (Cost $245,170,222)		339,166,714

International Equity Funds - 21.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,486,571	30,296,316
Fidelity Series Emerging Markets Fund (b)	1,411,221	17,795,497
Fidelity Series Emerging Markets Opportunities Fund (b)	2,782,055	72,305,607
Fidelity Series International Growth Fund (b)	2,279,453	42,694,162
Fidelity Series International Index Fund (b)	1,079,618	16,474,967
Fidelity Series International Small Cap Fund (b)	705,441	12,331,117
Fidelity Series International Value Fund (b)	2,708,683	42,797,197
Fidelity Series Overseas Fund (b)	2,944,452	42,812,331
Fidelity Series Select International Small Cap Fund (b)	72,360	1,027,515
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $209,461,289)		278,534,709

Short-Term Funds - 1.8%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	390,965	3,909,651
Fidelity Series Treasury Bill Index Fund (b)	1,941,936	19,322,267
TOTAL SHORT-TERM FUNDS (Cost $23,188,620)		23,231,918

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	140,000	139,986
US Treasury Bills 0% 4/23/2026 (d)	3.63	1,480,000	1,476,717
US Treasury Bills 0% 4/30/2026 (d)	3.61	480,000	478,597
US Treasury Bills 0% 5/14/2026 (d)	3.62	30,000	29,870
US Treasury Bills 0% 5/28/2026 (d)	3.62	240,000	238,618
US Treasury Bills 0% 5/7/2026 (d)	3.62	130,000	129,526
US Treasury Bills 0% 6/11/2026 (d)	3.63	20,000	19,858
US Treasury Bills 0% 6/18/2026 (d)	3.63 to 3.66	510,000	506,025
US Treasury Bills 0% 6/25/2026 (d)	3.62	40,000	39,661
US Treasury Bills 0% 6/4/2026 (d)	3.63	40,000	39,743
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,098,666)			3,098,601

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	2,650,394	2,650,924
Fidelity Series Government Money Market Fund (b)(f)	3.73	4,221,417	4,221,417
TOTAL MONEY MARKET FUNDS (Cost $6,872,341)			6,872,341

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,152,085,115)	1,277,174,425
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(802,129)
NET ASSETS - 100.0%	1,276,372,296

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	27	6/2026	3,916,485	64,247

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	431	6/2026	48,891,563	(891,712)
CBOT US Treasury Long Bond Contracts (United States)	84	6/2026	9,541,875	(101,782)

TOTAL INTEREST RATE CONTRACTS				(993,494)

TOTAL LONG				(929,247)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(61)	6/2026	(7,662,210)	(26,054)
CME E-Mini S&P 500 Index Contracts (United States)	(66)	6/2026	(21,683,475)	495,926

TOTAL SHORT				469,872

TOTAL FUTURES CONTRACTS				(459,375)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,098,601.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,441,138	25,085,890	25,876,133	78,866	28	1	2,650,924	2,650,394	0.0%
Total	3,441,138	25,085,890	25,876,133	78,866	28	1	2,650,924

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	54,470,142	36,867,450	12,315,626	2,349,308	(11,616)	44,866	78,881,979	7,935,813
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	80,305,010	22,009,695	17,559,452	3,395,276	(1,818,958)	48,789	82,985,084	10,947,900
Fidelity Series Blue Chip Growth Fund	65,495,073	23,834,683	27,469,389	2,680,136	1,594,605	13,129,392	76,584,364	3,580,382
Fidelity Series Canada Fund	15,516,908	15,256,742	4,976,886	462,467	92,537	4,407,015	30,296,316	1,486,571
Fidelity Series Commodity Strategy Fund	2,252,217	14,138,891	876,686	103,820	18,281	2,091,894	17,624,597	157,124
Fidelity Series Corporate Bond Fund	62,134,979	20,735,380	14,391,972	3,036,694	(361,984)	494,893	68,611,296	7,345,963
Fidelity Series Emerging Markets Debt Fund	5,944,558	1,682,749	1,223,219	369,016	(47,174)	330,807	6,687,721	799,011
Fidelity Series Emerging Markets Debt Local Currency Fund	1,723,916	464,670	513,813	130,203	(11,600)	97,617	1,760,790	188,926
Fidelity Series Emerging Markets Fund	15,390,241	4,341,837	7,114,881	372,541	1,121,941	4,056,359	17,795,497	1,411,221
Fidelity Series Emerging Markets Opportunities Fund	61,599,955	19,455,658	28,503,545	1,560,093	4,139,795	15,613,744	72,305,607	2,782,055
Fidelity Series Floating Rate High Income Fund	1,065,089	320,619	222,401	81,760	(4,264)	(16,926)	1,142,117	131,884
Fidelity Series Government Bond Index Fund	100,705,641	38,632,670	23,590,493	3,967,941	(717,711)	134,001	115,164,108	12,600,012
Fidelity Series Government Money Market Fund	6,533,374	5,427,159	7,739,116	301,757	-	-	4,221,417	4,221,417
Fidelity Series High Income Fund	5,843,201	1,712,184	1,200,992	422,324	(15,549)	181,690	6,520,534	740,970
Fidelity Series International Developed Markets Bond Index Fund	55,404,141	17,710,763	10,953,927	2,209,263	(252,958)	(674,754)	61,233,265	7,229,429
Fidelity Series International Growth Fund	35,235,641	16,306,800	10,906,063	2,967,868	535,574	1,522,210	42,694,162	2,279,453
Fidelity Series International Index Fund	13,796,452	4,566,636	4,448,963	475,065	325,347	2,235,495	16,474,967	1,079,618
Fidelity Series International Small Cap Fund	15,315,150	3,234,537	7,438,789	1,869,899	855,300	364,919	12,331,117	705,441
Fidelity Series International Value Fund	39,252,749	13,555,468	16,296,786	3,826,146	1,909,203	4,376,563	42,797,197	2,708,683
Fidelity Series Investment Grade Bond Fund	95,591,930	32,933,845	22,601,226	4,197,124	(658,245)	1,033,721	106,300,025	10,514,345
Fidelity Series Investment Grade Securitized Fund	60,119,155	18,425,822	15,164,756	2,727,930	(583,046)	1,396,335	64,193,510	7,061,992
Fidelity Series Large Cap Growth Index Fund	41,662,936	15,356,152	15,245,311	436,832	962,983	6,088,315	48,825,075	1,814,384
Fidelity Series Large Cap Stock Fund	38,364,173	16,160,152	13,038,659	4,068,728	436,485	5,917,907	47,840,058	1,821,784
Fidelity Series Large Cap Value Index Fund	80,345,458	24,729,578	23,814,909	2,914,619	909,596	8,607,683	90,777,406	4,880,506
Fidelity Series Long-Term Treasury Bond Index Fund	43,927,793	10,391,915	21,537,436	1,546,206	(7,284,813)	6,093,159	31,590,618	5,926,945
Fidelity Series Overseas Fund	36,242,673	15,080,958	9,260,542	3,127,777	307,852	441,390	42,812,331	2,944,452
Fidelity Series Real Estate Income Fund	1,121,323	298,928	224,837	61,874	4,240	(559)	1,199,095	119,790
Fidelity Series Select International Small Cap Fund	203,715	808,173	172,956	27,455	22,630	165,953	1,027,515	72,360
Fidelity Series Short-Term Credit Fund	3,822,565	1,357,326	1,257,945	169,130	1,695	(13,990)	3,909,651	390,965
Fidelity Series Small Cap Core Fund	18,671,560	1,050,850	8,371,565	146,750	305,471	4,368,506	16,024,822	1,154,526
Fidelity Series Small Cap Opportunities Fund	8,272,652	1,599,586	3,036,147	389,992	392,324	1,686,171	8,914,586	525,005
Fidelity Series Treasury Bill Index Fund	18,197,765	10,681,817	9,559,974	819,819	496	2,163	19,322,267	1,941,936
Fidelity Series Value Discovery Fund	29,032,074	10,152,960	8,704,612	2,574,075	280,223	1,815,161	32,575,806	1,936,730
	1,113,560,209	419,282,653	349,733,874	53,789,888	2,448,660	86,040,489	1,271,424,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	626,270,142	626,270,142	-	-

Domestic Equity Funds	339,166,714	339,166,714	-	-

International Equity Funds	278,534,709	278,534,709	-	-

Short-Term Funds	23,231,918	23,231,918	-	-

U.S. Treasury Obligations	3,098,601	-	3,098,601	-

Money Market Funds	6,872,341	6,872,341	-	-
Total Investments in Securities:	1,277,174,425	1,274,075,824	3,098,601	-
Derivative Instruments:

Assets
Futures Contracts	560,173	560,173	-	-
Total Assets	560,173	560,173	-	-

Liabilities
Futures Contracts	(1,019,548)	(1,019,548)	-	-
Total Liabilities	(1,019,548)	(1,019,548)	-	-
Total Derivative Instruments:	(459,375)	(459,375)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	560,173	(26,054)
Total Equity Risk	560,173	(26,054)
Interest Rate Risk
Futures Contracts (a)	-	(993,494)
Total Interest Rate Risk	-	(993,494)
Total Value of Derivatives	560,173	(1,019,548)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,098,666)	$3,098,601
Fidelity Central Funds (cost $2,650,924)	2,650,924
Other affiliated issuers (cost $1,146,335,525)	1,271,424,900

Total Investment in Securities (cost $1,152,085,115)		$1,277,174,425
Cash		1
Receivable for investments sold		12,175,263
Receivable for fund shares sold		497,626
Distributions receivable from Fidelity Central Funds		6,656
Receivable from investment adviser for expense reductions		10,184
Total assets		1,289,864,155
Liabilities
Payable for investments purchased	$12,461,795
Payable for fund shares redeemed	211,095
Accrued management fee	277,519
Distribution and service plan fees payable	2,990
Payable for variation margin on futures contracts	538,460
Total liabilities		13,491,859
Net Assets		$1,276,372,296
Net Assets consist of:
Paid in capital		$1,147,195,855
Total accumulated earnings (loss)		129,176,441
Net Assets		$1,276,372,296

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,278,636 ÷ 538,700 shares)(a)		$11.66
Maximum offering price per share (100/94.25 of $11.66)		$12.37
Class M :
Net Asset Value and redemption price per share ($1,176,494 ÷ 101,106 shares)(a)		$11.64
Maximum offering price per share (100/96.50 of $11.64)		$12.06
Class C :
Net Asset Value and offering price per share ($1,494,174 ÷ 130,114 shares)(a)		$11.48
Fidelity Freedom Blend 2020 Fund :
Net Asset Value, offering price and redemption price per share ($321,115,210 ÷ 27,495,447 shares)		$11.68
Class K :
Net Asset Value, offering price and redemption price per share ($25,220,790 ÷ 2,149,582 shares)		$11.73
Class K6 :
Net Asset Value, offering price and redemption price per share ($454,240,615 ÷ 38,571,208 shares)		$11.78
Class I :
Net Asset Value, offering price and redemption price per share ($4,541,314 ÷ 387,662 shares)		$11.71
Class Z :
Net Asset Value, offering price and redemption price per share ($1,395,134 ÷ 118,857 shares)		$11.74
Premier Class :
Net Asset Value, offering price and redemption price per share ($460,909,929 ÷ 39,217,394 shares)		$11.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$35,561,071
Interest		125,483
Income from Fidelity Central Funds		78,866
Total income		35,765,420
Expenses
Management fee	$3,260,821
Distribution and service plan fees	34,658
Independent trustees' fees and expenses	2,697
Miscellaneous	107
Total expenses before reductions	3,298,283
Expense reductions	(175)
Total expenses after reductions		3,298,108
Net Investment income (loss)		32,467,312
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	198
Fidelity Central Funds	28
Other affiliated issuers	2,448,660
Futures contracts	(1,395,929)
Capital gain distributions from underlying funds:
Affiliated issuers	18,228,817
Total net realized gain (loss)		19,281,774
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	26
Fidelity Central Funds	1
Other affiliated issuers	86,040,489
Futures contracts	(554,650)
Total change in net unrealized appreciation (depreciation)		85,485,866
Net gain (loss)		104,767,640
Net increase (decrease) in net assets resulting from operations		$137,234,952
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,467,312	$22,712,340
Net realized gain (loss)	19,281,774	7,700,245
Change in net unrealized appreciation (depreciation)	85,485,866	8,168,485
Net increase (decrease) in net assets resulting from operations	137,234,952	38,581,070
Distributions to shareholders	(31,657,632)	(21,147,161)

Share transactions - net increase (decrease)	51,409,314	338,160,413
Total increase (decrease) in net assets	156,986,634	355,594,322

Net Assets
Beginning of period	1,119,385,662	763,791,340
End of period	$1,276,372,296	$1,119,385,662

Financial Highlights
Fidelity Advisor Freedom® Blend 2020 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.63	$10.35	$9.59	$10.86	$11.61
Income from Investment Operations
Net investment income (loss) A,B	.27	.23	.22	.26	.18
Net realized and unrealized gain (loss)	1.03	.28	.77	(1.02)	(.12)
Total from investment operations	1.30	.51	.99	(.76)	.06
Distributions from net investment income	(.27)	(.23)	(.22)	(.26)	(.25)
Distributions from net realized gain	- C	-	(.01)	(.25)	(.56)
Total distributions	(.27)	(.23)	(.23)	(.51)	(.81)
Net asset value, end of period	$11.66	$10.63	$10.35	$9.59	$10.86
Total Return D,E	12.26%	4.91%	10.40%	(6.92)%	.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.68%	.69%	.69%	.74%
Expenses net of fee waivers, if any	.68%	.68%	.69%	.69%	.74%
Expenses net of all reductions, if any	.68%	.68%	.69%	.69%	.74%
Net investment income (loss)	2.38%	2.18%	2.22%	2.67%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$6,279	$6,274	$6,917	$6,154	$5,800
Portfolio turnover rate H	30%	29% I	24%	36%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.62	$10.34	$9.59	$10.85	$11.60
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.19	.23	.15
Net realized and unrealized gain (loss)	1.03	.28	.76	(1.01)	(.12)
Total from investment operations	1.27	.49	.95	(.78)	.03
Distributions from net investment income	(.25)	(.21)	(.19)	(.23)	(.22)
Distributions from net realized gain	- C	-	(.01)	(.25)	(.56)
Total distributions	(.25)	(.21)	(.20)	(.48)	(.78)
Net asset value, end of period	$11.64	$10.62	$10.34	$9.59	$10.85
Total Return D,E	11.95%	4.72%	10.00%	(7.13)%	(.07)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93%	.93%	.94%	.94%	.99%
Expenses net of fee waivers, if any	.93%	.93%	.94%	.94%	.99%
Expenses net of all reductions, if any	.93%	.93%	.94%	.94%	.99%
Net investment income (loss)	2.13%	1.93%	1.97%	2.42%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,176	$878	$1,158	$1,257	$1,434
Portfolio turnover rate H	30%	29% I	24%	36%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.49	$10.23	$9.49	$10.77	$11.54
Income from Investment Operations
Net investment income (loss) A,B	.18	.15	.14	.18	.09
Net realized and unrealized gain (loss)	1.01	.27	.76	(1.00)	(.11)
Total from investment operations	1.19	.42	.90	(.82)	(.02)
Distributions from net investment income	(.20)	(.16)	(.15)	(.21)	(.19)
Distributions from net realized gain	- C	-	(.01)	(.25)	(.56)
Total distributions	(.20)	(.16)	(.16)	(.46)	(.75)
Net asset value, end of period	$11.48	$10.49	$10.23	$9.49	$10.77
Total Return D,E	11.36%	4.11%	9.51%	(7.56)%	(.56)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.43%	1.43%	1.44%	1.44%	1.49%
Expenses net of fee waivers, if any	1.43%	1.43%	1.44%	1.44%	1.49%
Expenses net of all reductions, if any	1.43%	1.43%	1.44%	1.44%	1.49%
Net investment income (loss)	1.63%	1.43%	1.47%	1.92%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$1,494	$1,347	$1,362	$1,287	$1,316
Portfolio turnover rate H	30%	29% I	24%	36%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.66	$10.38	$9.62	$10.88	$11.63
Income from Investment Operations
Net investment income (loss) A,B	.30	.25	.24	.28	.20
Net realized and unrealized gain (loss)	1.03	.29	.77	(1.01)	(.11)
Total from investment operations	1.33	.54	1.01	(.73)	.09
Distributions from net investment income	(.31)	(.26)	(.24)	(.28)	(.28)
Distributions from net realized gain	- C	-	(.01)	(.25)	(.57)
Total distributions	(.31)	(.26)	(.25)	(.53)	(.84) D
Net asset value, end of period	$11.68	$10.66	$10.38	$9.62	$10.88
Total Return E	12.49%	5.20%	10.60%	(6.62)%	.45%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43%	.44% H	.44%	.44%	.49%
Expenses net of fee waivers, if any	.43%	.44% H	.44%	.44%	.49%
Expenses net of all reductions, if any	.43%	.44% H	.44%	.44%	.49%
Net investment income (loss)	2.63%	2.42%	2.47%	2.92%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$321,115	$334,193	$48,385	$50,764	$60,070
Portfolio turnover rate I	30%	29% J	24%	36%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.42	$9.65	$10.92	$11.66
Income from Investment Operations
Net investment income (loss) A,B	.32	.27	.25	.29	.22
Net realized and unrealized gain (loss)	1.02	.28	.78	(1.03)	(.11)
Total from investment operations	1.34	.55	1.03	(.74)	.11
Distributions from net investment income	(.31)	(.27)	(.25)	(.28)	(.28)
Distributions from net realized gain	- C	-	(.01)	(.25)	(.57)
Total distributions	(.31)	(.27)	(.26)	(.53)	(.85)
Net asset value, end of period	$11.73	$10.70	$10.42	$9.65	$10.92
Total Return D	12.57%	5.28%	10.75%	(6.62)%	.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.33%	.33%	.34%	.34%	.39%
Expenses net of fee waivers, if any	.33%	.33%	.34%	.34%	.39%
Expenses net of all reductions, if any	.33%	.33%	.34%	.34%	.39%
Net investment income (loss)	2.73%	2.53%	2.57%	3.02%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$25,221	$24,969	$22,022	$16,963	$23,621
Portfolio turnover rate G	30%	29% H	24%	36%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$10.46	$9.69	$10.96	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.33	.30	.26	.30	.23
Net realized and unrealized gain (loss)	1.04	.26	.78	(1.02)	(.11)
Total from investment operations	1.37	.56	1.04	(.72)	.12
Distributions from net investment income	(.32)	(.28)	(.26)	(.30)	(.28)
Distributions from net realized gain	- C	-	(.01)	(.25)	(.57)
Total distributions	(.33) D	(.28)	(.27)	(.55)	(.84) D
Net asset value, end of period	$11.78	$10.74	$10.46	$9.69	$10.96
Total Return E	12.74%	5.37%	10.83%	(6.45)%	.68%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.23%	.23%	.24%	.24%	.29%
Expenses net of fee waivers, if any	.23%	.23%	.24%	.24%	.29%
Expenses net of all reductions, if any	.23%	.23%	.24%	.24%	.29%
Net investment income (loss)	2.83%	2.76%	2.67%	3.12%	1.95%
Supplemental Data
Net assets, end of period (000 omitted)	$454,241	$441,610	$348,467	$309,974	$296,601
Portfolio turnover rate H	30%	29% I	24%	36%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$10.40	$9.63	$10.90	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.30	.26	.24	.28	.21
Net realized and unrealized gain (loss)	1.03	.27	.77	(1.03)	(.11)
Total from investment operations	1.33	.53	1.01	(.75)	.10
Distributions from net investment income	(.30)	(.25)	(.23)	(.27)	(.28)
Distributions from net realized gain	- C	-	(.01)	(.25)	(.57)
Total distributions	(.30)	(.25)	(.24)	(.52)	(.84) D
Net asset value, end of period	$11.71	$10.68	$10.40	$9.63	$10.90
Total Return E	12.49%	5.18%	10.59%	(6.72)%	.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.43%	.43%	.44%	.44%	.49%
Expenses net of fee waivers, if any	.43%	.43%	.44%	.44%	.49%
Expenses net of all reductions, if any	.43%	.43%	.44%	.44%	.49%
Net investment income (loss)	2.63%	2.43%	2.47%	2.92%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$4,541	$5,011	$5,332	$8,616	$9,095
Portfolio turnover rate H	30%	29% I	24%	36%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.70	$10.42	$9.66	$10.93	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.32	.27	.25	.29	.22
Net realized and unrealized gain (loss)	1.03	.27	.78	(1.02)	(.11)
Total from investment operations	1.35	.54	1.03	(.73)	.11
Distributions from net investment income	(.31)	(.26)	(.26)	(.29)	(.29)
Distributions from net realized gain	- C	-	(.01)	(.25)	(.57)
Total distributions	(.31)	(.26)	(.27)	(.54)	(.86)
Net asset value, end of period	$11.74	$10.70	$10.42	$9.66	$10.93
Total Return D	12.67%	5.25%	10.75%	(6.56)%	.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.33%	.33%	.34%	.34%	.39%
Expenses net of fee waivers, if any	.33%	.33%	.34%	.34%	.39%
Expenses net of all reductions, if any	.33%	.33%	.34%	.34%	.39%
Net investment income (loss)	2.73%	2.53%	2.57%	3.02%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$1,395	$1,323	$1,945	$787	$740
Portfolio turnover rate G	30%	29% H	24%	36%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.71	$10.43	$9.67	$10.94	$11.85
Income from Investment Operations
Net investment income (loss) B,C	.33	.28	.27	.30	.43
Net realized and unrealized gain (loss)	1.04	.28	.76	(1.02)	(.47)
Total from investment operations	1.37	.56	1.03	(.72)	(.04)
Distributions from net investment income	(.33)	(.28)	(.26)	(.30)	(.31)
Distributions from net realized gain	- D	-	(.01)	(.25)	(.57)
Total distributions	(.33)	(.28)	(.27)	(.55)	(.87) E
Net asset value, end of period	$11.75	$10.71	$10.43	$9.67	$10.94
Total Return F,G	12.81%	5.41%	10.78%	(6.45)%	(.69)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.18%	.21%	.21%	.21%	.26% J
Expenses net of fee waivers, if any	.18%	.21%	.21%	.21%	.26% J
Expenses net of all reductions, if any	.18%	.21%	.21%	.21%	.26% J
Net investment income (loss)	2.88%	2.65%	2.70%	3.15%	3.69% J
Supplemental Data
Net assets, end of period (000 omitted)	$460,910	$303,781	$283,850	$294,577	$364,143
Portfolio turnover rate K	30%	29% L	24%	36%	44%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 43.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,861,904	38,387,328
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	29,359,221	222,542,897
Fidelity Series Corporate Bond Fund (b)	12,539,045	117,114,685
Fidelity Series Emerging Markets Debt Fund (b)	1,538,368	12,876,144
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	371,942	3,466,497
Fidelity Series Floating Rate High Income Fund (b)	251,018	2,173,819
Fidelity Series Government Bond Index Fund (b)	21,506,580	196,570,137
Fidelity Series High Income Fund (b)	1,469,412	12,930,822
Fidelity Series International Developed Markets Bond Index Fund (b)	14,206,102	120,325,684
Fidelity Series Investment Grade Bond Fund (b)	17,946,817	181,442,324
Fidelity Series Investment Grade Securitized Fund (b)	12,054,056	109,571,370
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,132,500	69,996,223
Fidelity Series Real Estate Income Fund (b)	231,079	2,313,102
TOTAL BOND FUNDS (Cost $1,158,130,609)		1,089,711,032

Domestic Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	8,455,120	180,855,026
Fidelity Series Commodity Strategy Fund (b)	153,162	17,180,171
Fidelity Series Large Cap Growth Index Fund (b)	4,278,228	115,127,122
Fidelity Series Large Cap Stock Fund (b)	4,294,452	112,772,319
Fidelity Series Large Cap Value Index Fund (b)	11,530,127	214,460,367
Fidelity Series Small Cap Core Fund (b)	3,070,216	42,614,593
Fidelity Series Small Cap Opportunities Fund (b)	1,248,845	21,205,384
Fidelity Series Value Discovery Fund (b)	4,556,598	76,641,974
TOTAL DOMESTIC EQUITY FUNDS (Cost $549,020,940)		780,856,956

International Equity Funds - 25.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,253,984	66,316,190
Fidelity Series Emerging Markets Fund (b)	3,185,658	40,171,143
Fidelity Series Emerging Markets Opportunities Fund (b)	6,300,914	163,760,762
Fidelity Series International Growth Fund (b)	5,299,980	99,268,619
Fidelity Series International Index Fund (b)	2,505,324	38,231,242
Fidelity Series International Small Cap Fund (b)	1,385,795	24,223,702
Fidelity Series International Value Fund (b)	6,296,437	99,483,705
Fidelity Series Overseas Fund (b)	6,845,311	99,530,825
Fidelity Series Select International Small Cap Fund (b)	142,319	2,020,933
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $471,578,734)		633,007,121

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	260,000	259,607
US Treasury Bills 0% 4/2/2026 (d)	3.58	290,000	289,971
US Treasury Bills 0% 4/23/2026 (d)	3.63	2,810,000	2,803,767
US Treasury Bills 0% 4/30/2026 (d)	3.61	1,350,000	1,346,053
US Treasury Bills 0% 5/14/2026 (d)	3.62	130,000	129,434
US Treasury Bills 0% 5/28/2026 (d)	3.62	330,000	328,100
US Treasury Bills 0% 5/7/2026 (d)	3.62	270,000	269,017
US Treasury Bills 0% 6/11/2026 (d)	3.63 to 3.64	120,000	119,148
US Treasury Bills 0% 6/18/2026 (d)	3.66	390,000	386,961
US Treasury Bills 0% 6/25/2026 (d)	3.62	30,000	29,745
US Treasury Bills 0% 6/4/2026 (d)	3.63	220,000	218,587
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,180,545)			6,180,390

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,270,439)	3.69	6,269,185	6,270,439

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,191,181,267)	2,516,025,938
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,724,103)
NET ASSETS - 100.0%	2,514,301,835

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	62	6/2026	8,993,410	55,476

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	848	6/2026	96,195,000	(1,878,634)
CBOT US Treasury Long Bond Contracts (United States)	165	6/2026	18,742,969	(224,117)

TOTAL INTEREST RATE CONTRACTS				(2,102,751)

TOTAL LONG				(2,047,275)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(135)	6/2026	(16,957,350)	(71,183)
CME E-Mini S&P 500 Index Contracts (United States)	(128)	6/2026	(42,052,800)	926,913

TOTAL SHORT				855,730

TOTAL FUTURES CONTRACTS				(1,191,545)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,180,390.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,602,563	53,669,987	55,002,133	163,474	23	(1)	6,270,439	6,269,185	0.0%
Total	7,602,563	53,669,987	55,002,133	163,474	23	(1)	6,270,439

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,172,621	38,890,058	1,585,651	72,782	47,987	181,367	38,387,328	3,861,904
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	233,132,190	54,048,070	59,897,125	10,351,368	(7,195,459)	2,455,221	222,542,897	29,359,221
Fidelity Series Blue Chip Growth Fund	162,974,877	43,586,415	63,683,211	6,995,818	3,287,542	34,689,403	180,855,026	8,455,120
Fidelity Series Canada Fund	38,663,189	27,663,784	11,561,484	1,166,364	229,038	11,321,663	66,316,190	3,253,984
Fidelity Series Commodity Strategy Fund	4,720,179	13,619,266	4,020,402	140,377	272,130	2,588,998	17,180,171	153,162
Fidelity Series Corporate Bond Fund	112,400,834	29,088,198	24,642,152	5,662,885	(704,542)	972,347	117,114,685	12,539,045
Fidelity Series Emerging Markets Debt Fund	12,387,803	2,284,910	2,429,739	782,315	(26,572)	659,742	12,876,144	1,538,368
Fidelity Series Emerging Markets Debt Local Currency Fund	3,561,497	655,025	924,192	275,521	(22,525)	196,692	3,466,497	371,942
Fidelity Series Emerging Markets Fund	36,769,891	6,116,657	15,542,022	954,596	1,839,803	10,986,814	40,171,143	3,185,658
Fidelity Series Emerging Markets Opportunities Fund	147,169,722	30,150,394	62,618,163	3,962,483	7,027,432	42,031,377	163,760,762	6,300,914
Fidelity Series Floating Rate High Income Fund	2,214,451	446,056	441,764	172,863	(5,498)	(39,426)	2,173,819	251,018
Fidelity Series Government Bond Index Fund	182,174,019	58,043,835	42,642,548	7,410,254	(1,055,031)	49,862	196,570,137	21,506,580
Fidelity Series Government Money Market Fund	-	6,128,847	6,128,847	35,369	-	-	-	-
Fidelity Series High Income Fund	12,545,237	2,398,477	2,385,610	923,155	4,871	367,847	12,930,822	1,469,412
Fidelity Series International Developed Markets Bond Index Fund	114,935,886	29,921,827	22,472,536	4,775,219	(317,973)	(1,741,520)	120,325,684	14,206,102
Fidelity Series International Growth Fund	88,493,525	31,828,567	26,468,458	7,785,475	1,220,598	4,194,387	99,268,619	5,299,980
Fidelity Series International Index Fund	34,377,937	7,462,369	10,154,197	1,247,771	834,404	5,710,729	38,231,242	2,505,324
Fidelity Series International Small Cap Fund	31,250,407	4,783,020	14,151,200	4,067,202	395,609	1,945,866	24,223,702	1,385,795
Fidelity Series International Value Fund	98,351,781	24,974,022	39,715,292	10,047,612	4,750,826	11,122,368	99,483,705	6,296,437
Fidelity Series Investment Grade Bond Fund	172,924,094	47,348,771	39,616,966	7,833,701	(897,047)	1,683,472	181,442,324	17,946,817
Fidelity Series Investment Grade Securitized Fund	108,754,321	25,381,910	26,156,903	5,088,227	(1,318,133)	2,910,175	109,571,370	12,054,056
Fidelity Series Large Cap Growth Index Fund	103,291,014	28,315,525	34,678,341	1,146,474	2,341,999	15,856,925	115,127,122	4,278,228
Fidelity Series Large Cap Stock Fund	95,026,560	30,140,988	28,658,491	10,637,082	695,436	15,567,826	112,772,319	4,294,452
Fidelity Series Large Cap Value Index Fund	201,549,623	42,551,421	54,407,832	7,666,320	1,951,554	22,815,601	214,460,367	11,530,127
Fidelity Series Long-Term Treasury Bond Index Fund	101,403,069	17,088,939	45,683,710	3,612,993	(16,555,153)	13,743,078	69,996,223	13,132,500
Fidelity Series Overseas Fund	90,306,492	28,657,482	21,076,674	8,214,064	435,685	1,207,840	99,530,825	6,845,311
Fidelity Series Real Estate Income Fund	2,350,071	401,907	447,992	132,617	6,652	2,464	2,313,102	231,079
Fidelity Series Select International Small Cap Fund	426,291	1,423,736	213,635	59,694	25,988	358,553	2,020,933	142,319
Fidelity Series Small Cap Core Fund	46,419,671	2,900,953	18,859,566	385,950	963,120	11,190,415	42,614,593	3,070,216
Fidelity Series Small Cap Opportunities Fund	20,700,534	2,149,317	7,042,936	1,019,816	720,053	4,678,416	21,205,384	1,248,845
Fidelity Series Treasury Bill Index Fund	-	12,196,851	12,197,189	84,392	338	-	-	-
Fidelity Series Value Discovery Fund	72,672,212	19,009,213	20,713,596	6,540,781	512,809	5,161,336	76,641,974	4,556,598
	2,333,119,998	669,656,810	721,218,424	119,251,540	(534,059)	222,869,838	2,503,575,109

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,089,711,032	1,089,711,032	-	-

Domestic Equity Funds	780,856,956	780,856,956	-	-

International Equity Funds	633,007,121	633,007,121	-	-

U.S. Treasury Obligations	6,180,390	-	6,180,390	-

Money Market Funds	6,270,439	6,270,439	-	-
Total Investments in Securities:	2,516,025,938	2,509,845,548	6,180,390	-
Derivative Instruments:

Assets
Futures Contracts	982,389	982,389	-	-
Total Assets	982,389	982,389	-	-

Liabilities
Futures Contracts	(2,173,934)	(2,173,934)	-	-
Total Liabilities	(2,173,934)	(2,173,934)	-	-
Total Derivative Instruments:	(1,191,545)	(1,191,545)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	982,389	(71,183)
Total Equity Risk	982,389	(71,183)
Interest Rate Risk
Futures Contracts (a)	-	(2,102,751)
Total Interest Rate Risk	-	(2,102,751)
Total Value of Derivatives	982,389	(2,173,934)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $6,180,545)	$6,180,390
Fidelity Central Funds (cost $6,270,439)	6,270,439
Other affiliated issuers (cost $2,178,730,283)	2,503,575,109

Total Investment in Securities (cost $2,191,181,267)		$2,516,025,938
Receivable for investments sold		28,648,606
Receivable for fund shares sold		1,791,015
Distributions receivable from Fidelity Central Funds		15,518
Receivable from investment adviser for expense reductions		4,529
Total assets		2,546,485,606
Liabilities
Payable for investments purchased	$26,721,831
Payable for fund shares redeemed	3,813,981
Accrued management fee	578,823
Distribution and service plan fees payable	6,116
Payable for variation margin on futures contracts	1,063,020
Total liabilities		32,183,771
Net Assets		$2,514,301,835
Net Assets consist of:
Paid in capital		$2,180,459,090
Total accumulated earnings (loss)		333,842,745
Net Assets		$2,514,301,835

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($17,375,471 ÷ 1,421,425 shares)(a)		$12.22
Maximum offering price per share (100/94.25 of $12.22)		$12.97
Class M :
Net Asset Value and redemption price per share ($1,231,704 ÷ 99,658 shares)(a)		$12.36
Maximum offering price per share (100/96.50 of $12.36)		$12.81
Class C :
Net Asset Value and offering price per share ($2,286,912 ÷ 189,903 shares)(a)		$12.04
Fidelity Freedom Blend 2025 Fund :
Net Asset Value, offering price and redemption price per share ($588,332,906 ÷ 47,999,845 shares)		$12.26
Class K :
Net Asset Value, offering price and redemption price per share ($34,089,674 ÷ 2,767,509 shares)		$12.32
Class K6 :
Net Asset Value, offering price and redemption price per share ($986,452,643 ÷ 79,822,485 shares)		$12.36
Class I :
Net Asset Value, offering price and redemption price per share ($13,008,235 ÷ 1,057,644 shares)		$12.30
Class Z :
Net Asset Value, offering price and redemption price per share ($3,288,405 ÷ 266,780 shares)		$12.33
Premier Class :
Net Asset Value, offering price and redemption price per share ($868,235,885 ÷ 70,418,533 shares)		$12.33
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$72,319,258
Interest		266,880
Income from Fidelity Central Funds		163,474
Total income		72,749,612
Expenses
Management fee	$6,931,761
Distribution and service plan fees	73,081
Independent trustees' fees and expenses	5,810
Miscellaneous	44
Total expenses before reductions	7,010,696
Expense reductions	(74)
Total expenses after reductions		7,010,622
Net Investment income (loss)		65,738,990
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	385
Fidelity Central Funds	23
Other affiliated issuers	(534,059)
Futures contracts	(3,013,448)
Capital gain distributions from underlying funds:
Affiliated issuers	46,932,282
Total net realized gain (loss)		43,385,183
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4
Fidelity Central Funds	(1)
Other affiliated issuers	222,869,838
Futures contracts	(1,472,723)
Total change in net unrealized appreciation (depreciation)		221,397,118
Net gain (loss)		264,782,301
Net increase (decrease) in net assets resulting from operations		$330,521,291
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,738,990	$47,318,898
Net realized gain (loss)	43,385,183	16,329,255
Change in net unrealized appreciation (depreciation)	221,397,118	16,057,623
Net increase (decrease) in net assets resulting from operations	330,521,291	79,705,776
Distributions to shareholders	(65,313,354)	(44,669,663)

Share transactions - net increase (decrease)	(96,347,908)	705,137,399
Total increase (decrease) in net assets	168,860,029	740,173,512

Net Assets
Beginning of period	2,345,441,806	1,605,268,294
End of period	$2,514,301,835	$2,345,441,806

Financial Highlights
Fidelity Advisor Freedom® Blend 2025 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.98	$10.68	$9.76	$11.05	$11.71
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.21	.25	.19
Net realized and unrealized gain (loss)	1.25	.29	.93	(1.05)	(.08)
Total from investment operations	1.51	.52	1.14	(.80)	.11
Distributions from net investment income	(.26)	(.22)	(.21)	(.25)	(.25)
Distributions from net realized gain	(.01)	-	(.01)	(.24)	(.52)
Total distributions	(.27)	(.22)	(.22)	(.49)	(.77)
Net asset value, end of period	$12.22	$10.98	$10.68	$9.76	$11.05
Total Return C,D	13.74%	4.88%	11.81%	(7.11)%	.59%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.70%	.70%	.70%	.75%
Expenses net of fee waivers, if any	.69%	.70%	.70%	.70%	.75%
Expenses net of all reductions, if any	.69%	.70%	.70%	.70%	.75%
Net investment income (loss)	2.20%	2.09%	2.12%	2.59%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$17,375	$16,670	$15,172	$10,030	$7,622
Portfolio turnover rate G	27%	24% H	24%	28%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.09	$10.75	$9.81	$11.10	$11.77
Income from Investment Operations
Net investment income (loss) A,B	.24	.20	.19	.23	.16
Net realized and unrealized gain (loss)	1.26	.29	.94	(1.05)	(.08)
Total from investment operations	1.50	.49	1.13	(.82)	.08
Distributions from net investment income	(.22)	(.15)	(.18)	(.23)	(.24)
Distributions from net realized gain	(.01)	-	(.01)	(.24)	(.51)
Total distributions	(.23)	(.15)	(.19)	(.47)	(.75)
Net asset value, end of period	$12.36	$11.09	$10.75	$9.81	$11.10
Total Return C,D	13.48%	4.58%	11.59%	(7.30)%	.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.94%	.95%	.95%	.95%	1.00%
Expenses net of fee waivers, if any	.94%	.95%	.95%	.95%	1.00%
Expenses net of all reductions, if any	.94%	.95%	.95%	.95%	1.00%
Net investment income (loss)	1.96%	1.85%	1.87%	2.34%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,232	$1,402	$2,309	$2,166	$2,249
Portfolio turnover rate G	27%	24% H	24%	28%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$10.84	$10.56	$9.65	$10.96	$11.64
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.14	.18	.10
Net realized and unrealized gain (loss)	1.22	.28	.93	(1.05)	(.08)
Total from investment operations	1.39	.43	1.07	(.87)	.02
Distributions from net investment income	(.19)	(.15)	(.15)	(.20)	(.19)
Distributions from net realized gain	(.01)	-	(.01)	(.24)	(.51)
Total distributions	(.19) C	(.15)	(.16)	(.44)	(.70)
Net asset value, end of period	$12.04	$10.84	$10.56	$9.65	$10.96
Total Return D,E	12.83%	4.08%	11.14%	(7.87)%	(.16)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.44%	1.45%	1.45%	1.45%	1.50%
Expenses net of fee waivers, if any	1.44%	1.45%	1.45%	1.45%	1.50%
Expenses net of all reductions, if any	1.44%	1.45%	1.45%	1.45%	1.50%
Net investment income (loss)	1.45%	1.34%	1.37%	1.84%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$2,287	$2,044	$2,117	$2,008	$1,696
Portfolio turnover rate H	27%	24% I	24%	28%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.02	$10.72	$9.78	$11.06	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.29	.25	.24	.28	.22
Net realized and unrealized gain (loss)	1.26	.29	.94	(1.05)	(.09)
Total from investment operations	1.55	.54	1.18	(.77)	.13
Distributions from net investment income	(.30)	(.24)	(.23)	(.27)	(.28)
Distributions from net realized gain	(.01)	-	(.01)	(.24)	(.53)
Total distributions	(.31)	(.24)	(.24)	(.51)	(.80) C
Net asset value, end of period	$12.26	$11.02	$10.72	$9.78	$11.06
Total Return D	14.05%	5.09%	12.14%	(6.82)%	.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44%	.46% G	.45%	.45%	.50%
Expenses net of fee waivers, if any	.44%	.46% G	.45%	.45%	.50%
Expenses net of all reductions, if any	.44%	.46% G	.45%	.45%	.50%
Net investment income (loss)	2.45%	2.34%	2.37%	2.84%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$588,333	$546,524	$99,372	$88,783	$93,025
Portfolio turnover rate H	27%	24% I	24%	28%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.76	$9.81	$11.09	$11.75
Income from Investment Operations
Net investment income (loss) A,B	.31	.27	.25	.29	.24
Net realized and unrealized gain (loss)	1.25	.29	.94	(1.05)	(.09)
Total from investment operations	1.56	.56	1.19	(.76)	.15
Distributions from net investment income	(.31)	(.25)	(.23)	(.28)	(.28)
Distributions from net realized gain	(.01)	-	(.01)	(.24)	(.53)
Total distributions	(.31) C	(.25)	(.24)	(.52)	(.81)
Net asset value, end of period	$12.32	$11.07	$10.76	$9.81	$11.09
Total Return D	14.11%	5.26%	12.28%	(6.75)%	.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.34%	.35%	.35%	.35%	.40%
Expenses net of fee waivers, if any	.34%	.35%	.35%	.35%	.40%
Expenses net of all reductions, if any	.34%	.35%	.35%	.35%	.40%
Net investment income (loss)	2.55%	2.44%	2.47%	2.94%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$34,090	$35,556	$32,358	$27,361	$36,357
Portfolio turnover rate G	27%	24% H	24%	28%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.10	$10.79	$9.84	$11.13	$11.77
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.26	.30	.25
Net realized and unrealized gain (loss)	1.26	.29	.95	(1.06)	(.09)
Total from investment operations	1.58	.58	1.21	(.76)	.16
Distributions from net investment income	(.32)	(.27)	(.25)	(.29)	(.28)
Distributions from net realized gain	(.01)	-	(.01)	(.24)	(.53)
Total distributions	(.32) C	(.27)	(.26)	(.53)	(.80) C
Net asset value, end of period	$12.36	$11.10	$10.79	$9.84	$11.13
Total Return D	14.26%	5.38%	12.37%	(6.69)%	1.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.24%	.25%	.25%	.25%	.30%
Expenses net of fee waivers, if any	.24%	.25%	.25%	.25%	.30%
Expenses net of all reductions, if any	.24%	.25%	.25%	.25%	.30%
Net investment income (loss)	2.65%	2.60%	2.57%	3.04%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$986,453	$959,541	$731,890	$616,407	$585,570
Portfolio turnover rate G	27%	24% H	24%	28%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$10.74	$9.79	$11.07	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.30	.26	.24	.28	.22
Net realized and unrealized gain (loss)	1.25	.29	.94	(1.05)	(.08)
Total from investment operations	1.55	.55	1.18	(.77)	.14
Distributions from net investment income	(.29)	(.24)	(.22)	(.27)	(.27)
Distributions from net realized gain	(.01)	-	(.01)	(.24)	(.53)
Total distributions	(.30)	(.24)	(.23)	(.51)	(.80)
Net asset value, end of period	$12.30	$11.05	$10.74	$9.79	$11.07
Total Return C	14.00%	5.16%	12.14%	(6.83)%	.80%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.44%	.45%	.45%	.45%	.50%
Expenses net of fee waivers, if any	.44%	.45%	.45%	.45%	.50%
Expenses net of all reductions, if any	.44%	.45%	.45%	.45%	.50%
Net investment income (loss)	2.45%	2.34%	2.37%	2.84%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$13,008	$15,611	$17,917	$23,383	$26,357
Portfolio turnover rate F	27%	24% G	24%	28%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.77	$9.82	$11.11	$11.77
Income from Investment Operations
Net investment income (loss) A,B	.31	.27	.25	.29	.23
Net realized and unrealized gain (loss)	1.26	.28	.95	(1.07)	(.07)
Total from investment operations	1.57	.55	1.20	(.78)	.16
Distributions from net investment income	(.31)	(.25)	(.24)	(.27)	(.30)
Distributions from net realized gain	(.01)	-	(.01)	(.24)	(.53)
Total distributions	(.31) C	(.25)	(.25)	(.51)	(.82) C
Net asset value, end of period	$12.33	$11.07	$10.77	$9.82	$11.11
Total Return D	14.21%	5.18%	12.32%	(6.83)%	1.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.34%	.35%	.35%	.35%	.40%
Expenses net of fee waivers, if any	.34%	.35%	.35%	.35%	.40%
Expenses net of all reductions, if any	.34%	.35%	.35%	.35%	.40%
Net investment income (loss)	2.55%	2.44%	2.47%	2.94%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$3,288	$3,693	$3,666	$2,134	$2,226
Portfolio turnover rate G	27%	24% H	24%	28%	34%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.07	$10.77	$9.82	$11.11	$11.95
Income from Investment Operations
Net investment income (loss) B,C	.33	.29	.26	.30	.44
Net realized and unrealized gain (loss)	1.26	.28	.95	(1.06)	(.45)
Total from investment operations	1.59	.57	1.21	(.76)	(.01)
Distributions from net investment income	(.32)	(.27)	(.25)	(.29)	(.31)
Distributions from net realized gain	(.01)	-	(.01)	(.24)	(.53)
Total distributions	(.33)	(.27)	(.26)	(.53)	(.83) D
Net asset value, end of period	$12.33	$11.07	$10.77	$9.82	$11.11
Total Return E,F	14.35%	5.32%	12.42%	(6.67)%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19%	.22%	.22%	.22%	.26% I
Expenses net of fee waivers, if any	.19%	.22%	.22%	.22%	.26% I
Expenses net of all reductions, if any	.19%	.22%	.22%	.22%	.26% I
Net investment income (loss)	2.70%	2.57%	2.60%	3.07%	3.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$868,236	$764,402	$601,194	$549,028	$613,010
Portfolio turnover rate J	27%	24% K	24%	28%	34% I

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 37.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,614,238	16,045,523
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	36,222,736	274,568,338
Fidelity Series Corporate Bond Fund (b)	18,782,167	175,425,439
Fidelity Series Emerging Markets Debt Fund (b)	2,668,303	22,333,699
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	643,717	5,999,443
Fidelity Series Floating Rate High Income Fund (b)	437,922	3,792,406
Fidelity Series Government Bond Index Fund (b)	32,214,609	294,441,528
Fidelity Series High Income Fund (b)	2,536,441	22,320,677
Fidelity Series International Developed Markets Bond Index Fund (b)	24,366,463	206,383,938
Fidelity Series Investment Grade Bond Fund (b)	26,882,387	271,780,932
Fidelity Series Investment Grade Securitized Fund (b)	18,055,597	164,125,377
Fidelity Series Long-Term Treasury Bond Index Fund (b)	26,748,495	142,569,480
Fidelity Series Real Estate Income Fund (b)	399,212	3,996,109
TOTAL BOND FUNDS (Cost $1,676,826,832)		1,603,782,889

Domestic Equity Funds - 34.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	16,514,481	353,244,742
Fidelity Series Commodity Strategy Fund (b)	264,339	29,650,914
Fidelity Series Large Cap Growth Index Fund (b)	8,365,746	225,122,232
Fidelity Series Large Cap Stock Fund (b)	8,398,407	220,542,162
Fidelity Series Large Cap Value Index Fund (b)	22,475,281	418,040,231
Fidelity Series Small Cap Core Fund (b)	5,819,119	80,769,366
Fidelity Series Small Cap Opportunities Fund (b)	2,415,690	41,018,421
Fidelity Series Value Discovery Fund (b)	8,879,418	149,351,804
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,147,286,695)		1,517,739,872

International Equity Funds - 27.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	6,187,584	126,102,971
Fidelity Series Emerging Markets Fund (b)	6,079,741	76,665,532
Fidelity Series Emerging Markets Opportunities Fund (b)	11,951,958	310,631,395
Fidelity Series International Growth Fund (b)	10,221,741	191,453,216
Fidelity Series International Index Fund (b)	4,832,058	73,737,210
Fidelity Series International Small Cap Fund (b)	2,392,069	41,813,367
Fidelity Series International Value Fund (b)	12,143,137	191,861,572
Fidelity Series Overseas Fund (b)	13,202,142	191,959,149
Fidelity Series Select International Small Cap Fund (b)	245,677	3,488,612
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $944,208,104)		1,207,713,024

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	700,000	698,942
US Treasury Bills 0% 4/2/2026 (d)	3.58	640,000	639,935
US Treasury Bills 0% 4/23/2026 (d)	3.63	3,510,000	3,502,215
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,170,000	2,163,656
US Treasury Bills 0% 4/9/2026 (d)	3.54	290,000	289,767
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	260,000	258,869
US Treasury Bills 0% 5/28/2026 (d)	3.62	880,000	874,933
US Treasury Bills 0% 5/7/2026 (d)	3.62	390,000	388,579
US Treasury Bills 0% 6/11/2026 (d)	3.64	60,000	59,574
US Treasury Bills 0% 6/18/2026 (d)	3.66	690,000	684,622
US Treasury Bills 0% 6/25/2026 (d)	3.62	240,000	237,967
US Treasury Bills 0% 6/4/2026 (d)	3.63	350,000	347,751
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,147,070)			10,146,810

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $10,529,838)	3.69	10,527,732	10,529,838

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,788,998,539)	4,349,912,433
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,689,313)
NET ASSETS - 100.0%	4,347,223,120

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	91	6/2026	13,200,005	189,979

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,464	6/2026	166,072,500	(3,246,928)
CBOT US Treasury Long Bond Contracts (United States)	284	6/2026	32,260,625	(374,849)

TOTAL INTEREST RATE CONTRACTS				(3,621,777)

TOTAL LONG				(3,431,798)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(255)	6/2026	(32,030,550)	(131,372)
CME E-Mini S&P 500 Index Contracts (United States)	(211)	6/2026	(69,321,413)	1,398,711

TOTAL SHORT				1,267,339

TOTAL FUTURES CONTRACTS				(2,164,459)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,146,810.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,771,886	83,904,418	85,146,375	240,726	(91)	-	10,529,838	10,527,732	0.0%
Total	11,771,886	83,904,418	85,146,375	240,726	(91)	-	10,529,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,749,141	14,736,251	421,157	160,977	(2,726)	(15,986)	16,045,523	1,614,238
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	200,524,630	105,096,343	25,586,369	10,066,535	(2,731,456)	(2,471,821)	274,568,338	36,222,736
Fidelity Series Blue Chip Growth Fund	274,690,307	99,499,868	84,474,170	12,480,863	2,234,453	61,294,284	353,244,742	16,514,481
Fidelity Series Canada Fund	64,627,473	53,313,237	11,762,912	2,129,265	178,365	19,746,808	126,102,971	6,187,584
Fidelity Series Commodity Strategy Fund	7,040,926	23,510,006	5,604,776	222,998	285,155	4,419,603	29,650,914	264,339
Fidelity Series Corporate Bond Fund	148,614,096	50,915,464	24,269,129	7,874,032	(745,172)	910,180	175,425,439	18,782,167
Fidelity Series Emerging Markets Debt Fund	18,565,419	4,970,667	2,143,557	1,240,128	(19,172)	960,342	22,333,699	2,668,303
Fidelity Series Emerging Markets Debt Local Currency Fund	5,245,930	1,375,709	848,787	437,209	1,343	225,248	5,999,443	643,717
Fidelity Series Emerging Markets Fund	60,193,880	13,218,424	18,559,136	1,709,573	1,361,839	20,450,525	76,665,532	6,079,741
Fidelity Series Emerging Markets Opportunities Fund	240,920,772	66,013,275	80,018,856	7,098,962	6,045,571	77,670,633	310,631,395	11,951,958
Fidelity Series Floating Rate High Income Fund	3,304,203	950,968	389,733	272,691	(2,780)	(70,252)	3,792,406	437,922
Fidelity Series Government Bond Index Fund	240,866,996	97,126,103	41,966,416	10,299,646	(1,810,763)	225,608	294,441,528	32,214,609
Fidelity Series Government Money Market Fund	-	5,273,696	5,273,696	30,930	-	-	-	-
Fidelity Series High Income Fund	18,761,626	5,122,137	2,104,620	1,459,390	11,793	529,741	22,320,677	2,536,441
Fidelity Series International Developed Markets Bond Index Fund	171,161,814	59,860,769	21,152,334	7,510,847	(375,828)	(3,110,483)	206,383,938	24,366,463
Fidelity Series International Growth Fund	148,380,223	67,707,265	32,487,324	14,240,816	1,246,318	6,606,734	191,453,216	10,221,741
Fidelity Series International Index Fund	57,666,763	17,179,996	12,311,895	2,280,289	477,341	10,725,005	73,737,210	4,832,058
Fidelity Series International Small Cap Fund	45,279,045	9,780,306	16,297,943	6,649,504	87,062	2,964,897	41,813,367	2,392,069
Fidelity Series International Value Fund	165,702,473	54,100,114	54,831,364	18,362,874	4,655,276	22,235,073	191,861,572	12,143,137
Fidelity Series Investment Grade Bond Fund	228,637,023	81,041,039	38,769,154	10,884,171	(1,046,125)	1,918,149	271,780,932	26,882,387
Fidelity Series Investment Grade Securitized Fund	143,792,763	44,486,342	26,285,372	7,067,016	(1,001,104)	3,132,748	164,125,377	18,055,597
Fidelity Series Large Cap Growth Index Fund	174,222,681	64,875,454	43,332,776	2,080,523	2,143,256	27,213,617	225,122,232	8,365,746
Fidelity Series Large Cap Stock Fund	160,308,607	67,703,235	35,013,231	18,975,186	490,814	27,052,737	220,542,162	8,398,407
Fidelity Series Large Cap Value Index Fund	339,694,172	104,108,265	69,010,641	14,044,091	778,002	42,470,433	418,040,231	22,475,281
Fidelity Series Long-Term Treasury Bond Index Fund	166,100,952	43,046,127	61,758,702	6,467,356	(17,981,259)	13,162,362	142,569,480	26,748,495
Fidelity Series Overseas Fund	151,480,206	62,319,690	23,184,967	15,009,087	(4,991)	1,349,211	191,959,149	13,202,142
Fidelity Series Real Estate Income Fund	3,505,458	880,874	397,521	209,456	2,792	4,506	3,996,109	399,212
Fidelity Series Select International Small Cap Fund	635,073	2,421,469	168,742	96,512	14,113	586,699	3,488,612	245,677
Fidelity Series Short-Term Credit Fund	376	-	377	-	10	(9)	-	-
Fidelity Series Small Cap Core Fund	78,370,263	5,226,666	24,073,888	705,703	1,371,755	19,874,570	80,769,366	5,819,119
Fidelity Series Small Cap Opportunities Fund	34,925,847	4,097,304	7,464,155	1,838,794	354,817	9,104,608	41,018,421	2,415,690
Fidelity Series Treasury Bill Index Fund	-	13,653,410	13,654,280	81,741	870	-	-	-
Fidelity Series Value Discovery Fund	122,570,441	44,339,484	26,988,567	12,245,417	342,489	9,087,957	149,351,804	8,879,418
	3,477,539,579	1,287,949,957	810,606,547	194,232,582	(3,637,942)	378,253,727	4,329,235,785

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,603,782,889	1,603,782,889	-	-

Domestic Equity Funds	1,517,739,872	1,517,739,872	-	-

International Equity Funds	1,207,713,024	1,207,713,024	-	-

U.S. Treasury Obligations	10,146,810	-	10,146,810	-

Money Market Funds	10,529,838	10,529,838	-	-
Total Investments in Securities:	4,349,912,433	4,339,765,623	10,146,810	-
Derivative Instruments:

Assets
Futures Contracts	1,588,690	1,588,690	-	-
Total Assets	1,588,690	1,588,690	-	-

Liabilities
Futures Contracts	(3,753,149)	(3,753,149)	-	-
Total Liabilities	(3,753,149)	(3,753,149)	-	-
Total Derivative Instruments:	(2,164,459)	(2,164,459)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,588,690	(131,372)
Total Equity Risk	1,588,690	(131,372)
Interest Rate Risk
Futures Contracts (a)	-	(3,621,777)
Total Interest Rate Risk	-	(3,621,777)
Total Value of Derivatives	1,588,690	(3,753,149)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,147,070)	$10,146,810
Fidelity Central Funds (cost $10,529,838)	10,529,838
Other affiliated issuers (cost $3,768,321,631)	4,329,235,785

Total Investment in Securities (cost $3,788,998,539)		$4,349,912,433
Receivable for investments sold		43,142,635
Receivable for fund shares sold		4,591,557
Distributions receivable from Fidelity Central Funds		26,331
Receivable from investment adviser for expense reductions		985
Total assets		4,397,673,941
Liabilities
Payable for investments purchased	$42,492,419
Payable for fund shares redeemed	5,243,280
Accrued management fee	1,007,903
Distribution and service plan fees payable	11,989
Payable for variation margin on futures contracts	1,695,230
Total liabilities		50,450,821
Net Assets		$4,347,223,120
Net Assets consist of:
Paid in capital		$3,760,660,910
Total accumulated earnings (loss)		586,562,210
Net Assets		$4,347,223,120

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($29,180,366 ÷ 2,316,381 shares)(a)		$12.60
Maximum offering price per share (100/94.25 of $12.60)		$13.37
Class M :
Net Asset Value and redemption price per share ($3,389,879 ÷ 269,292 shares)(a)		$12.59
Maximum offering price per share (100/96.50 of $12.59)		$13.05
Class C :
Net Asset Value and offering price per share ($4,919,190 ÷ 395,879 shares)(a)		$12.43
Fidelity Freedom Blend 2030 Fund :
Net Asset Value, offering price and redemption price per share ($859,015,829 ÷ 67,841,180 shares)		$12.66
Class K :
Net Asset Value, offering price and redemption price per share ($77,608,410 ÷ 6,099,123 shares)		$12.72
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,678,732,418 ÷ 131,435,638 shares)		$12.77
Class I :
Net Asset Value, offering price and redemption price per share ($35,244,512 ÷ 2,775,144 shares)		$12.70
Class Z :
Net Asset Value, offering price and redemption price per share ($14,251,162 ÷ 1,119,764 shares)		$12.73
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,644,881,354 ÷ 129,062,881 shares)		$12.74
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$109,453,746
Interest		414,335
Income from Fidelity Central Funds		240,726
Total income		110,108,807
Expenses
Management fee	$11,303,212
Distribution and service plan fees	129,845
Independent trustees' fees and expenses	9,088
Miscellaneous	11
Total expenses before reductions	11,442,156
Expense reductions	(92)
Total expenses after reductions		11,442,064
Net Investment income (loss)		98,666,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	479
Fidelity Central Funds	(91)
Other affiliated issuers	(3,637,942)
Futures contracts	(4,173,347)
Capital gain distributions from underlying funds:
Affiliated issuers	84,778,836
Total net realized gain (loss)		76,967,935
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(37)
Affiliated issuers	378,253,727
Futures contracts	(2,631,751)
Total change in net unrealized appreciation (depreciation)		375,621,939
Net gain (loss)		452,589,874
Net increase (decrease) in net assets resulting from operations		$551,256,617
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$98,666,743	$66,015,140
Net realized gain (loss)	76,967,935	32,605,051
Change in net unrealized appreciation (depreciation)	375,621,939	13,675,974
Net increase (decrease) in net assets resulting from operations	551,256,617	112,296,165
Distributions to shareholders	(126,027,875)	(63,841,138)

Share transactions - net increase (decrease)	425,871,744	1,221,001,306
Total increase (decrease) in net assets	851,100,486	1,269,456,333

Net Assets
Beginning of period	3,496,122,634	2,226,666,301
End of period	$4,347,223,120	$3,496,122,634

Financial Highlights
Fidelity Advisor Freedom® Blend 2030 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.25	$10.93	$9.83	$11.11	$11.76
Income from Investment Operations
Net investment income (loss) A,B	.25	.23	.21	.23	.19
Net realized and unrealized gain (loss)	1.44	.31	1.11	(1.03)	(.02)
Total from investment operations	1.69	.54	1.32	(.80)	.17
Distributions from net investment income	(.25)	(.21)	(.21)	(.23)	(.26)
Distributions from net realized gain	(.09)	(.01)	(.01)	(.26)	(.56)
Total distributions	(.34)	(.22)	(.22)	(.48) C	(.82)
Net asset value, end of period	$12.60	$11.25	$10.93	$9.83	$11.11
Total Return D,E	15.09%	4.91%	13.55%	(7.03)%	1.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71%	.71%	.71%	.71%	.77%
Expenses net of fee waivers, if any	.71%	.71%	.71%	.71%	.77%
Expenses net of all reductions, if any	.71%	.71%	.71%	.71%	.77%
Net investment income (loss)	2.05%	2.00%	2.02%	2.39%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$29,180	$25,278	$22,388	$12,749	$9,930
Portfolio turnover rate H	20%	18% I	18%	23%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.25	$10.93	$9.82	$11.10	$11.76
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.18	.21	.16
Net realized and unrealized gain (loss)	1.44	.31	1.12	(1.03)	(.02)
Total from investment operations	1.66	.51	1.30	(.82)	.14
Distributions from net investment income	(.23)	(.18)	(.18)	(.20)	(.24)
Distributions from net realized gain	(.09)	(.01)	(.01)	(.26)	(.56)
Total distributions	(.32)	(.19)	(.19)	(.46)	(.80)
Net asset value, end of period	$12.59	$11.25	$10.93	$9.82	$11.10
Total Return C,D	14.79%	4.66%	13.29%	(7.28)%	.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96%	.96%	.96%	.96%	1.02%
Expenses net of fee waivers, if any	.96%	.96%	.96%	.96%	1.02%
Expenses net of all reductions, if any	.96%	.96%	.96%	.96%	1.02%
Net investment income (loss)	1.80%	1.75%	1.77%	2.14%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$3,390	$3,108	$3,008	$2,585	$2,726
Portfolio turnover rate G	20%	18% H	18%	23%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.12	$10.83	$9.74	$11.02	$11.68
Income from Investment Operations
Net investment income (loss) A,B	.16	.14	.13	.16	.10
Net realized and unrealized gain (loss)	1.42	.30	1.11	(1.02)	(.02)
Total from investment operations	1.58	.44	1.24	(.86)	.08
Distributions from net investment income	(.18)	(.14)	(.14)	(.16)	(.19)
Distributions from net realized gain	(.09)	(.01)	(.01)	(.26)	(.55)
Total distributions	(.27)	(.15)	(.15)	(.42)	(.74)
Net asset value, end of period	$12.43	$11.12	$10.83	$9.74	$11.02
Total Return C,D	14.26%	4.05%	12.75%	(7.72)%	.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.46%	1.46%	1.46%	1.46%	1.52%
Expenses net of fee waivers, if any	1.46%	1.46%	1.46%	1.46%	1.52%
Expenses net of all reductions, if any	1.46%	1.46%	1.46%	1.46%	1.52%
Net investment income (loss)	1.30%	1.24%	1.27%	1.64%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$4,919	$3,428	$3,439	$2,798	$3,242
Portfolio turnover rate G	20%	18% H	18%	23%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.31	$10.99	$9.87	$11.15	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.29	.25	.23	.26	.22
Net realized and unrealized gain (loss)	1.44	.31	1.12	(1.04)	(.01)
Total from investment operations	1.73	.56	1.35	(.78)	.21
Distributions from net investment income	(.29)	(.24)	(.22)	(.24)	(.29)
Distributions from net realized gain	(.09)	(.01)	(.01)	(.26)	(.57)
Total distributions	(.38)	(.24) C	(.23)	(.50)	(.86)
Net asset value, end of period	$12.66	$11.31	$10.99	$9.87	$11.15
Total Return D	15.37%	5.13%	13.83%	(6.84)%	1.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.47% G	.46%	.46%	.52%
Expenses net of fee waivers, if any	.46%	.47% G	.46%	.46%	.52%
Expenses net of all reductions, if any	.46%	.47% G	.46%	.46%	.52%
Net investment income (loss)	2.30%	2.24%	2.27%	2.64%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$859,016	$706,869	$128,200	$97,873	$91,428
Portfolio turnover rate H	20%	18% I	18%	23%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$11.03	$9.90	$11.18	$11.82
Income from Investment Operations
Net investment income (loss) A,B	.30	.27	.24	.27	.23
Net realized and unrealized gain (loss)	1.44	.31	1.13	(1.04)	(.02)
Total from investment operations	1.74	.58	1.37	(.77)	.21
Distributions from net investment income	(.29)	(.25)	(.23)	(.25)	(.28)
Distributions from net realized gain	(.09)	(.01)	(.01)	(.26)	(.57)
Total distributions	(.38)	(.25) C	(.24)	(.51)	(.85)
Net asset value, end of period	$12.72	$11.36	$11.03	$9.90	$11.18
Total Return D	15.41%	5.31%	13.95%	(6.76)%	1.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.36%	.36%	.36%	.42%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.42%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.42%
Net investment income (loss)	2.40%	2.35%	2.37%	2.74%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$77,608	$79,232	$53,110	$43,937	$48,882
Portfolio turnover rate G	20%	18% H	18%	23%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.40	$11.08	$9.94	$11.22	$11.84
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.25	.28	.25
Net realized and unrealized gain (loss)	1.46	.30	1.14	(1.04)	(.02)
Total from investment operations	1.77	.58	1.39	(.76)	.23
Distributions from net investment income	(.31)	(.26)	(.24)	(.26)	(.28)
Distributions from net realized gain	(.09)	(.01)	(.01)	(.26)	(.57)
Total distributions	(.40)	(.26) C	(.25)	(.52)	(.85)
Net asset value, end of period	$12.77	$11.40	$11.08	$9.94	$11.22
Total Return D	15.57%	5.30%	14.12%	(6.62)%	1.56%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26%	.26%	.26%	.26%	.32%
Expenses net of fee waivers, if any	.26%	.26%	.26%	.26%	.32%
Expenses net of all reductions, if any	.26%	.26%	.26%	.26%	.32%
Net investment income (loss)	2.50%	2.48%	2.47%	2.84%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,678,732	$1,426,533	$950,796	$707,260	$613,817
Portfolio turnover rate G	20%	18% H	18%	23%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.34	$11.01	$9.88	$11.16	$11.80
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.23	.26	.22
Net realized and unrealized gain (loss)	1.44	.31	1.13	(1.04)	(.02)
Total from investment operations	1.73	.57	1.36	(.78)	.20
Distributions from net investment income	(.28)	(.23)	(.22)	(.24)	(.28)
Distributions from net realized gain	(.09)	(.01)	(.01)	(.26)	(.57)
Total distributions	(.37)	(.24)	(.23)	(.50)	(.84) C
Net asset value, end of period	$12.70	$11.34	$11.01	$9.88	$11.16
Total Return D	15.33%	5.18%	13.85%	(6.85)%	1.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.46%	.46%	.46%	.52%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.52%
Expenses net of all reductions, if any	.46%	.46%	.46%	.46%	.52%
Net investment income (loss)	2.30%	2.25%	2.27%	2.64%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$35,245	$36,198	$36,663	$40,936	$37,047
Portfolio turnover rate G	20%	18% H	18%	23%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$11.04	$9.91	$11.19	$11.84
Income from Investment Operations
Net investment income (loss) A,B	.30	.27	.24	.27	.23
Net realized and unrealized gain (loss)	1.45	.30	1.14	(1.04)	(.01)
Total from investment operations	1.75	.57	1.38	(.77)	.22
Distributions from net investment income	(.29)	(.25)	(.24)	(.25)	(.30)
Distributions from net realized gain	(.09)	(.01)	(.01)	(.26)	(.57)
Total distributions	(.38)	(.25) C	(.25)	(.51)	(.87)
Net asset value, end of period	$12.73	$11.36	$11.04	$9.91	$11.19
Total Return D	15.50%	5.20%	14.02%	(6.73)%	1.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.36%	.36%	.36%	.42%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.42%
Expenses net of all reductions, if any	.36%	.36%	.36%	.36%	.42%
Net investment income (loss)	2.40%	2.35%	2.37%	2.74%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$14,251	$12,189	$11,731	$5,564	$5,101
Portfolio turnover rate G	20%	18% H	18%	23%	29%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.38	$11.05	$9.92	$11.20	$12.04
Income from Investment Operations
Net investment income (loss) B,C	.32	.28	.26	.28	.45
Net realized and unrealized gain (loss)	1.44	.32	1.12	(1.04)	(.41)
Total from investment operations	1.76	.60	1.38	(.76)	.04
Distributions from net investment income	(.31)	(.26)	(.24)	(.27)	(.31)
Distributions from net realized gain	(.09)	(.01)	(.01)	(.26)	(.57)
Total distributions	(.40)	(.27)	(.25)	(.52) D	(.88)
Net asset value, end of period	$12.74	$11.38	$11.05	$9.92	$11.20
Total Return E,F	15.56%	5.44%	14.08%	(6.60)%	(.06)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.19%	.23%	.23%	.23%	.27% I
Expenses net of fee waivers, if any	.19%	.23%	.23%	.23%	.27% I
Expenses net of all reductions, if any	.19%	.23%	.23%	.23%	.27% I
Net investment income (loss)	2.57%	2.48%	2.50%	2.87%	3.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,644,881	$1,203,287	$855,064	$710,791	$714,942
Portfolio turnover rate J	20%	18% K	18%	23%	29% I

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2035 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 28.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	209,741	2,084,827
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	15,108,433	114,521,921
Fidelity Series Corporate Bond Fund (b)	16,791,827	156,835,666
Fidelity Series Emerging Markets Debt Fund (b)	2,900,112	24,273,938
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	705,528	6,575,523
Fidelity Series Floating Rate High Income Fund (b)	467,837	4,051,467
Fidelity Series Government Bond Index Fund (b)	28,800,683	263,238,244
Fidelity Series High Income Fund (b)	2,764,480	24,327,426
Fidelity Series International Developed Markets Bond Index Fund (b)	25,597,122	216,807,627
Fidelity Series Investment Grade Bond Fund (b)	24,033,614	242,979,841
Fidelity Series Investment Grade Securitized Fund (b)	16,142,139	146,732,042
Fidelity Series Long-Term Treasury Bond Index Fund (b)	32,916,158	175,443,124
Fidelity Series Real Estate Income Fund (b)	431,424	4,318,553
TOTAL BOND FUNDS (Cost $1,427,079,385)		1,382,190,199

Domestic Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	20,626,927	441,209,970
Fidelity Series Commodity Strategy Fund (b)	289,697	32,495,368
Fidelity Series Large Cap Growth Index Fund (b)	10,437,495	280,872,997
Fidelity Series Large Cap Stock Fund (b)	10,476,696	275,118,044
Fidelity Series Large Cap Value Index Fund (b)	28,129,277	523,204,561
Fidelity Series Small Cap Core Fund (b)	7,513,918	104,293,187
Fidelity Series Small Cap Opportunities Fund (b)	3,043,616	51,680,604
Fidelity Series Value Discovery Fund (b)	11,113,132	186,922,879
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,426,129,207)		1,895,797,610

International Equity Funds - 30.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	7,354,653	149,887,829
Fidelity Series Emerging Markets Fund (b)	7,513,762	94,748,533
Fidelity Series Emerging Markets Opportunities Fund (b)	14,565,299	378,552,114
Fidelity Series International Growth Fund (b)	12,652,190	236,975,510
Fidelity Series International Index Fund (b)	5,986,860	91,359,477
Fidelity Series International Small Cap Fund (b)	2,619,973	45,797,126
Fidelity Series International Value Fund (b)	15,029,773	237,470,420
Fidelity Series Overseas Fund (b)	16,341,201	237,601,059
Fidelity Series Select International Small Cap Fund (b)	269,035	3,820,297
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,154,325,068)		1,476,212,365

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	280,000	279,577
US Treasury Bills 0% 4/2/2026 (d)	3.58	660,000	659,933
US Treasury Bills 0% 4/23/2026 (d)	3.63	4,060,000	4,050,994
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,770,000	2,761,901
US Treasury Bills 0% 4/9/2026 (d)	3.54	1,150,000	1,149,077
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	390,000	388,304
US Treasury Bills 0% 5/28/2026 (d)	3.62	140,000	139,194
US Treasury Bills 0% 5/7/2026 (d)	3.62	590,000	587,851
US Treasury Bills 0% 6/11/2026 (d)	3.64	50,000	49,645
US Treasury Bills 0% 6/18/2026 (d)	3.66	760,000	754,077
US Treasury Bills 0% 6/25/2026 (d)	3.62	240,000	237,967
US Treasury Bills 0% 6/4/2026 (d)	3.63	450,000	447,109
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,505,898)			11,505,629

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $12,014,880)	3.69	12,012,478	12,014,880

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $4,031,054,438)	4,777,720,683
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,075,986)
NET ASSETS - 100.0%	4,774,644,697

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	123	6/2026	17,841,765	173,223

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,605	6/2026	182,067,188	(3,574,506)
CBOT US Treasury Long Bond Contracts (United States)	312	6/2026	35,441,250	(417,493)

TOTAL INTEREST RATE CONTRACTS				(3,991,999)

TOTAL LONG				(3,818,776)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(307)	6/2026	(38,562,270)	(159,940)
CME E-Mini S&P 500 Index Contracts (United States)	(221)	6/2026	(72,606,788)	1,515,778

TOTAL SHORT				1,355,838

TOTAL FUTURES CONTRACTS				(2,462,938)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,505,629.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,542,683	96,291,282	97,818,943	259,642	(142)	-	12,014,880	12,012,478	0.0%
Total	13,542,683	96,291,282	97,818,943	259,642	(142)	-	12,014,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,867,882	409,554	190,464	17,905	1,939	55,941	2,084,827	209,741
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	51,680,111	69,420,831	4,488,629	3,646,683	(199,587)	(1,890,805)	114,521,921	15,108,433
Fidelity Series Blue Chip Growth Fund	341,205,129	115,474,693	95,540,193	15,812,543	2,082,187	77,988,154	441,209,970	20,626,927
Fidelity Series Canada Fund	80,121,684	57,043,939	12,038,816	2,608,077	298,865	24,462,157	149,887,829	7,354,653
Fidelity Series Commodity Strategy Fund	7,519,576	25,592,041	5,927,397	244,808	448,826	4,862,322	32,495,368	289,697
Fidelity Series Corporate Bond Fund	122,113,999	49,993,981	15,301,062	6,900,133	(641,839)	670,587	156,835,666	16,791,827
Fidelity Series Emerging Markets Debt Fund	19,889,164	5,013,077	1,664,997	1,359,300	(15,471)	1,052,165	24,273,938	2,900,112
Fidelity Series Emerging Markets Debt Local Currency Fund	5,570,069	1,397,506	623,079	477,116	(400)	231,427	6,575,523	705,528
Fidelity Series Emerging Markets Fund	72,211,379	15,164,683	19,501,364	2,123,384	1,158,545	25,715,290	94,748,533	7,513,762
Fidelity Series Emerging Markets Opportunities Fund	289,019,897	70,749,539	84,158,352	8,823,539	5,744,744	97,196,286	378,552,114	14,565,299
Fidelity Series Floating Rate High Income Fund	3,475,126	958,063	302,724	293,742	(1,830)	(77,168)	4,051,467	467,837
Fidelity Series Government Bond Index Fund	197,918,267	96,011,755	29,240,482	9,030,377	(1,978,548)	527,252	263,238,244	28,800,683
Fidelity Series Government Money Market Fund	-	6,023,410	6,023,410	35,324	-	-	-	-
Fidelity Series High Income Fund	20,177,678	5,192,058	1,634,739	1,604,697	17,398	575,031	24,327,426	2,764,480
Fidelity Series International Developed Markets Bond Index Fund	163,413,835	72,483,672	15,263,074	7,762,386	(590,136)	(3,236,670)	216,807,627	25,597,122
Fidelity Series International Growth Fund	184,915,457	77,888,107	35,426,795	18,099,441	1,429,097	8,169,644	236,975,510	12,652,190
Fidelity Series International Index Fund	71,240,371	19,293,231	13,228,713	2,896,969	401,719	13,652,869	91,359,477	5,986,860
Fidelity Series International Small Cap Fund	50,637,520	8,228,311	16,311,602	7,351,430	(387,732)	3,630,629	45,797,126	2,619,973
Fidelity Series International Value Fund	203,310,118	62,809,175	62,178,480	23,331,863	4,640,403	28,889,204	237,470,420	15,029,773
Fidelity Series Investment Grade Bond Fund	187,867,948	80,900,511	26,474,092	9,535,244	(1,188,369)	1,873,843	242,979,841	24,033,614
Fidelity Series Investment Grade Securitized Fund	118,152,844	43,555,647	16,855,712	6,184,285	(622,553)	2,501,816	146,732,042	16,142,139
Fidelity Series Large Cap Growth Index Fund	216,745,033	74,268,993	46,955,990	2,638,334	2,346,848	34,468,113	280,872,997	10,437,495
Fidelity Series Large Cap Stock Fund	199,509,078	79,696,009	38,995,340	24,001,434	697,939	34,210,358	275,118,044	10,476,696
Fidelity Series Large Cap Value Index Fund	422,808,598	117,822,855	72,383,452	17,829,412	654,155	54,302,405	523,204,561	28,129,277
Fidelity Series Long-Term Treasury Bond Index Fund	192,860,071	51,445,375	63,079,601	7,826,879	(17,493,197)	11,710,476	175,443,124	32,916,158
Fidelity Series Overseas Fund	187,117,276	72,197,945	23,025,174	19,076,125	(143,690)	1,454,702	237,601,059	16,341,201
Fidelity Series Real Estate Income Fund	3,720,947	893,194	302,745	228,853	2,965	4,192	4,318,553	431,424
Fidelity Series Select International Small Cap Fund	678,005	2,557,534	66,044	107,364	5,780	645,022	3,820,297	269,035
Fidelity Series Small Cap Core Fund	97,910,862	6,560,042	27,073,412	896,859	1,528,730	25,366,965	104,293,187	7,513,918
Fidelity Series Small Cap Opportunities Fund	43,534,981	4,944,225	8,789,786	2,332,332	579,291	11,411,893	51,680,604	3,043,616
Fidelity Series Treasury Bill Index Fund	-	15,385,167	15,386,097	92,116	930	-	-	-
Fidelity Series Value Discovery Fund	153,021,636	51,573,421	29,773,520	15,459,460	394,406	11,706,936	186,922,879	11,113,132
	3,710,214,541	1,360,948,544	788,205,337	218,628,414	(828,585)	472,131,036	4,754,200,174

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,382,190,199	1,382,190,199	-	-

Domestic Equity Funds	1,895,797,610	1,895,797,610	-	-

International Equity Funds	1,476,212,365	1,476,212,365	-	-

U.S. Treasury Obligations	11,505,629	-	11,505,629	-

Money Market Funds	12,014,880	12,014,880	-	-
Total Investments in Securities:	4,777,720,683	4,766,215,054	11,505,629	-
Derivative Instruments:

Assets
Futures Contracts	1,689,001	1,689,001	-	-
Total Assets	1,689,001	1,689,001	-	-

Liabilities
Futures Contracts	(4,151,939)	(4,151,939)	-	-
Total Liabilities	(4,151,939)	(4,151,939)	-	-
Total Derivative Instruments:	(2,462,938)	(2,462,938)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,689,001	(159,940)
Total Equity Risk	1,689,001	(159,940)
Interest Rate Risk
Futures Contracts (a)	-	(3,991,999)
Total Interest Rate Risk	-	(3,991,999)
Total Value of Derivatives	1,689,001	(4,151,939)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,505,898)	$11,505,629
Fidelity Central Funds (cost $12,014,880)	12,014,880
Other affiliated issuers (cost $4,007,533,660)	4,754,200,174

Total Investment in Securities (cost $4,031,054,438)		$4,777,720,683
Receivable for investments sold		43,549,881
Receivable for fund shares sold		3,820,701
Distributions receivable from Fidelity Central Funds		29,720
Total assets		4,825,120,985
Liabilities
Payable for investments purchased	$44,569,318
Payable for fund shares redeemed	2,802,490
Accrued management fee	1,127,017
Distribution and service plan fees payable	14,216
Payable for variation margin on futures contracts	1,963,247
Total liabilities		50,476,288
Net Assets		$4,774,644,697
Net Assets consist of:
Paid in capital		$3,983,912,688
Total accumulated earnings (loss)		790,732,009
Net Assets		$4,774,644,697

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($36,224,158 ÷ 2,699,357 shares)(a)		$13.42
Maximum offering price per share (100/94.25 of $13.42)		$14.24
Class M :
Net Asset Value and redemption price per share ($5,712,848 ÷ 427,879 shares)(a)		$13.35
Maximum offering price per share (100/96.50 of $13.35)		$13.83
Class C :
Net Asset Value and offering price per share ($5,264,536 ÷ 399,835 shares)(a)		$13.17
Fidelity Freedom Blend 2035 Fund :
Net Asset Value, offering price and redemption price per share ($845,566,199 ÷ 62,633,439 shares)		$13.50
Class K :
Net Asset Value, offering price and redemption price per share ($58,704,480 ÷ 4,327,839 shares)		$13.56
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,876,609,871 ÷ 137,678,214 shares)		$13.63
Class I :
Net Asset Value, offering price and redemption price per share ($34,957,216 ÷ 2,584,572 shares)		$13.53
Class Z :
Net Asset Value, offering price and redemption price per share ($4,847,855 ÷ 357,653 shares)		$13.55
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,906,757,534 ÷ 140,185,721 shares)		$13.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$111,990,617
Interest		457,016
Income from Fidelity Central Funds		259,642
Total income		112,707,275
Expenses
Management fee	$12,522,295
Distribution and service plan fees	152,579
Independent trustees' fees and expenses	9,994
Total expenses before reductions	12,684,868
Expense reductions	(885)
Total expenses after reductions		12,683,983
Net Investment income (loss)		100,023,292
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	544
Fidelity Central Funds	(142)
Other affiliated issuers	(828,585)
Futures contracts	(4,237,169)
Capital gain distributions from underlying funds:
Affiliated issuers	106,637,797
Total net realized gain (loss)		101,572,445
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(56)
Affiliated issuers	472,131,036
Futures contracts	(3,309,861)
Total change in net unrealized appreciation (depreciation)		468,821,119
Net gain (loss)		570,393,564
Net increase (decrease) in net assets resulting from operations		$670,416,856
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$100,023,292	$67,381,326
Net realized gain (loss)	101,572,445	46,917,167
Change in net unrealized appreciation (depreciation)	468,821,119	12,512,745
Net increase (decrease) in net assets resulting from operations	670,416,856	126,811,238
Distributions to shareholders	(138,248,896)	(78,785,539)

Share transactions - net increase (decrease)	512,325,999	1,222,341,024
Total increase (decrease) in net assets	1,044,493,959	1,270,366,723

Net Assets
Beginning of period	3,730,150,738	2,459,784,015
End of period	$4,774,644,697	$3,730,150,738

Financial Highlights
Fidelity Advisor Freedom® Blend 2035 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.80	$11.48	$10.04	$11.42	$12.05
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.19	.21	.18
Net realized and unrealized gain (loss)	1.74	.36	1.46	(1.05)	.14
Total from investment operations	1.98	.58	1.65	(.84)	.32
Distributions from net investment income	(.24)	(.20)	(.19)	(.22)	(.28)
Distributions from net realized gain	(.12)	(.05)	(.02)	(.31)	(.67)
Total distributions	(.36)	(.26) C	(.21)	(.54) C	(.95)
Net asset value, end of period	$13.42	$11.80	$11.48	$10.04	$11.42
Total Return D,E	16.87%	5.02%	16.51%	(7.23)%	2.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.72%	.72%	.73%	.78%
Expenses net of fee waivers, if any	.72%	.72%	.72%	.73%	.78%
Expenses net of all reductions, if any	.72%	.72%	.72%	.73%	.78%
Net investment income (loss)	1.84%	1.82%	1.79%	2.14%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$36,224	$29,696	$23,639	$13,309	$6,186
Portfolio turnover rate H	18%	18%	17%	19%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.76	$11.45	$10.01	$11.39	$12.01
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.16	.18	.15
Net realized and unrealized gain (loss)	1.73	.35	1.46	(1.05)	.14
Total from investment operations	1.94	.54	1.62	(.87)	.29
Distributions from net investment income	(.23)	(.18)	(.16)	(.19)	(.24)
Distributions from net realized gain	(.12)	(.05)	(.02)	(.31)	(.67)
Total distributions	(.35)	(.23)	(.18)	(.51) C	(.91)
Net asset value, end of period	$13.35	$11.76	$11.45	$10.01	$11.39
Total Return D,E	16.54%	4.74%	16.28%	(7.51)%	2.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.97%	.97%	.98%	1.03%
Expenses net of fee waivers, if any	.97%	.97%	.97%	.98%	1.03%
Expenses net of all reductions, if any	.97%	.97%	.97%	.98%	1.03%
Net investment income (loss)	1.59%	1.57%	1.55%	1.89%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$5,713	$3,641	$3,027	$2,874	$1,913
Portfolio turnover rate H	18%	18%	17%	19%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$11.33	$9.93	$11.30	$11.96
Income from Investment Operations
Net investment income (loss) A,B	.14	.12	.11	.13	.09
Net realized and unrealized gain (loss)	1.72	.35	1.44	(1.03)	.12
Total from investment operations	1.86	.47	1.55	(.90)	.21
Distributions from net investment income	(.19)	(.13)	(.13)	(.16)	(.21)
Distributions from net realized gain	(.12)	(.05)	(.02)	(.31)	(.67)
Total distributions	(.31)	(.18)	(.15)	(.47)	(.87) C
Net asset value, end of period	$13.17	$11.62	$11.33	$9.93	$11.30
Total Return D,E	16.04%	4.17%	15.64%	(7.85)%	1.36%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47%	1.47%	1.47%	1.48%	1.53%
Expenses net of fee waivers, if any	1.47%	1.47%	1.47%	1.48%	1.53%
Expenses net of all reductions, if any	1.47%	1.47%	1.47%	1.48%	1.53%
Net investment income (loss)	1.09%	1.07%	1.04%	1.39%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$5,265	$3,311	$3,100	$2,301	$1,958
Portfolio turnover rate H	18%	18%	17%	19%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$11.55	$10.09	$11.45	$12.07
Income from Investment Operations
Net investment income (loss) A,B	.28	.24	.22	.24	.21
Net realized and unrealized gain (loss)	1.75	.36	1.46	(1.06)	.14
Total from investment operations	2.03	.60	1.68	(.82)	.35
Distributions from net investment income	(.28)	(.23)	(.21)	(.23)	(.30)
Distributions from net realized gain	(.12)	(.05)	(.02)	(.31)	(.68)
Total distributions	(.40)	(.28)	(.22) C	(.54)	(.97) C
Net asset value, end of period	$13.50	$11.87	$11.55	$10.09	$11.45
Total Return D	17.18%	5.22%	16.82%	(6.99)%	2.48%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.47%	.47%	.48%	.53%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.48%	.53%
Expenses net of all reductions, if any	.47%	.47%	.47%	.48%	.53%
Net investment income (loss)	2.09%	2.06%	2.04%	2.39%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$845,566	$630,422	$187,807	$127,296	$109,569
Portfolio turnover rate G	18%	18%	17%	19%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.59	$10.12	$11.48	$12.09
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.23	.25	.22
Net realized and unrealized gain (loss)	1.76	.36	1.47	(1.06)	.14
Total from investment operations	2.05	.62	1.70	(.81)	.36
Distributions from net investment income	(.28)	(.24)	(.21)	(.23)	(.29)
Distributions from net realized gain	(.12)	(.05)	(.02)	(.31)	(.68)
Total distributions	(.41) C	(.29)	(.23)	(.55) C	(.97)
Net asset value, end of period	$13.56	$11.92	$11.59	$10.12	$11.48
Total Return D	17.24%	5.40%	16.91%	(6.91)%	2.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.37%	.37%	.38%	.43%
Expenses net of fee waivers, if any	.37%	.37%	.37%	.38%	.43%
Expenses net of all reductions, if any	.37%	.37%	.37%	.38%	.43%
Net investment income (loss)	2.19%	2.17%	2.14%	2.49%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$58,704	$50,068	$36,927	$29,257	$35,991
Portfolio turnover rate G	18%	18%	17%	19%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.97	$11.64	$10.17	$11.53	$12.12
Income from Investment Operations
Net investment income (loss) A,B	.30	.28	.24	.26	.24
Net realized and unrealized gain (loss)	1.78	.36	1.47	(1.06)	.13
Total from investment operations	2.08	.64	1.71	(.80)	.37
Distributions from net investment income	(.29)	(.25)	(.22)	(.24)	(.28)
Distributions from net realized gain	(.12)	(.05)	(.02)	(.31)	(.68)
Total distributions	(.42) C	(.31) C	(.24)	(.56) C	(.96)
Net asset value, end of period	$13.63	$11.97	$11.64	$10.17	$11.53
Total Return D	17.44%	5.49%	16.97%	(6.79)%	2.62%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.27%	.27%	.28%	.33%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.28%	.33%
Expenses net of all reductions, if any	.27%	.27%	.27%	.28%	.33%
Net investment income (loss)	2.29%	2.28%	2.24%	2.59%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$1,876,610	$1,567,830	$1,001,075	$690,861	$562,284
Portfolio turnover rate G	18%	18%	17%	19%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$11.56	$10.09	$11.46	$12.07
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.22	.24	.21
Net realized and unrealized gain (loss)	1.76	.35	1.47	(1.07)	.14
Total from investment operations	2.04	.60	1.69	(.83)	.35
Distributions from net investment income	(.27)	(.23)	(.20)	(.23)	(.28)
Distributions from net realized gain	(.12)	(.05)	(.02)	(.31)	(.68)
Total distributions	(.39)	(.28)	(.22)	(.54)	(.96)
Net asset value, end of period	$13.53	$11.88	$11.56	$10.09	$11.46
Total Return C	17.25%	5.21%	16.87%	(7.03)%	2.47%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.47%	.48%	.53%
Expenses net of fee waivers, if any	.47%	.47%	.47%	.48%	.53%
Expenses net of all reductions, if any	.47%	.47%	.47%	.48%	.53%
Net investment income (loss)	2.09%	2.07%	2.05%	2.39%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$34,957	$34,544	$34,472	$32,413	$24,436
Portfolio turnover rate F	18%	18%	17%	19%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.58	$10.12	$11.49	$12.10
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.23	.25	.22
Net realized and unrealized gain (loss)	1.75	.36	1.47	(1.06)	.14
Total from investment operations	2.04	.62	1.70	(.81)	.36
Distributions from net investment income	(.28)	(.24)	(.22)	(.24)	(.29)
Distributions from net realized gain	(.12)	(.05)	(.02)	(.31)	(.69)
Total distributions	(.40)	(.29)	(.24)	(.56) C	(.97) C
Net asset value, end of period	$13.55	$11.91	$11.58	$10.12	$11.49
Total Return D	17.24%	5.40%	16.90%	(6.90)%	2.58%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.37%	.37%	.38%	.43%
Expenses net of fee waivers, if any	.37%	.37%	.37%	.38%	.43%
Expenses net of all reductions, if any	.37%	.37%	.37%	.38%	.43%
Net investment income (loss)	2.19%	2.17%	2.14%	2.49%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,848	$3,714	$3,389	$1,738	$1,262
Portfolio turnover rate G	18%	18%	17%	19%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.95	$11.62	$10.15	$11.50	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.31	.28	.24	.26	.46
Net realized and unrealized gain (loss)	1.76	.36	1.47	(1.05)	(.33)
Total from investment operations	2.07	.64	1.71	(.79)	.13
Distributions from net investment income	(.30)	(.26)	(.23)	(.24)	(.31)
Distributions from net realized gain	(.12)	(.05)	(.02)	(.31)	(.68)
Total distributions	(.42)	(.31)	(.24) D	(.56) D	(.99)
Net asset value, end of period	$13.60	$11.95	$11.62	$10.15	$11.50
Total Return E,F	17.44%	5.54%	17.04%	(6.70)%	.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20%	.23%	.23%	.24%	.28% I
Expenses net of fee waivers, if any	.20%	.23%	.23%	.24%	.28% I
Expenses net of all reductions, if any	.20%	.23%	.23%	.24%	.28% I
Net investment income (loss)	2.36%	2.31%	2.28%	2.63%	3.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,906,758	$1,406,925	$978,508	$772,627	$750,109
Portfolio turnover rate J	18%	18%	17%	19%	24% I

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	192,967	1,918,091
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	258,232	1,957,398
Fidelity Series Corporate Bond Fund (b)	5,721,554	53,439,310
Fidelity Series Emerging Markets Debt Fund (b)	2,808,671	23,508,578
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	680,402	6,341,344
Fidelity Series Floating Rate High Income Fund (b)	466,948	4,043,767
Fidelity Series Government Bond Index Fund (b)	9,814,632	89,705,733
Fidelity Series High Income Fund (b)	2,648,860	23,309,967
Fidelity Series International Developed Markets Bond Index Fund (b)	15,118,616	128,054,676
Fidelity Series Investment Grade Bond Fund (b)	8,190,071	82,801,620
Fidelity Series Investment Grade Securitized Fund (b)	5,500,776	50,002,051
Fidelity Series Long-Term Treasury Bond Index Fund (b)	36,311,480	193,540,189
Fidelity Series Real Estate Income Fund (b)	409,133	4,095,417
TOTAL BOND FUNDS (Cost $690,417,158)		662,718,141

Domestic Equity Funds - 48.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	24,486,951	523,775,880
Fidelity Series Commodity Strategy Fund (b)	279,342	31,333,834
Fidelity Series Large Cap Growth Index Fund (b)	12,396,564	333,591,536
Fidelity Series Large Cap Stock Fund (b)	12,441,733	326,719,917
Fidelity Series Large Cap Value Index Fund (b)	33,346,333	620,241,788
Fidelity Series Small Cap Core Fund (b)	8,891,047	123,407,730
Fidelity Series Small Cap Opportunities Fund (b)	3,606,249	61,234,107
Fidelity Series Value Discovery Fund (b)	13,178,275	221,658,588
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,717,075,971)		2,241,963,380

International Equity Funds - 36.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	8,251,985	168,175,454
Fidelity Series Emerging Markets Fund (b)	8,678,931	109,441,321
Fidelity Series Emerging Markets Opportunities Fund (b)	16,651,880	432,782,371
Fidelity Series International Growth Fund (b)	14,795,718	277,123,803
Fidelity Series International Index Fund (b)	6,991,934	106,696,915
Fidelity Series International Small Cap Fund (b)	2,525,408	44,144,138
Fidelity Series International Value Fund (b)	17,576,361	277,706,509
Fidelity Series Overseas Fund (b)	19,110,037	277,859,935
Fidelity Series Select International Small Cap Fund (b)	259,533	3,685,369
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,340,078,720)		1,697,615,815

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	240,000	239,637
US Treasury Bills 0% 4/2/2026 (d)	3.58	510,000	509,949
US Treasury Bills 0% 4/23/2026 (d)	3.63	3,670,000	3,661,860
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,760,000	2,751,930
US Treasury Bills 0% 4/9/2026 (d)	3.54 to 3.55	1,320,000	1,318,941
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	560,000	557,565
US Treasury Bills 0% 5/28/2026 (d)	3.62	250,000	248,560
US Treasury Bills 0% 5/7/2026 (d)	3.62	730,000	727,341
US Treasury Bills 0% 6/11/2026 (d)	3.64	40,000	39,716
US Treasury Bills 0% 6/18/2026 (d)	3.66	730,000	724,311
US Treasury Bills 0% 6/25/2026 (d)	3.62	220,000	218,136
US Treasury Bills 0% 6/4/2026 (d)	3.63	270,000	268,265
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,266,493)			11,266,211

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $11,710,450)	3.69	11,708,108	11,710,450

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,770,548,792)	4,625,273,997
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,092,735)
NET ASSETS - 100.0%	4,622,181,262

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	140	6/2026	20,307,700	183,639

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,551	6/2026	175,941,563	(3,463,390)
CBOT US Treasury Long Bond Contracts (United States)	301	6/2026	34,191,719	(400,607)

TOTAL INTEREST RATE CONTRACTS				(3,863,997)

TOTAL LONG				(3,680,358)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(345)	6/2026	(43,335,450)	(180,581)
CME E-Mini S&P 500 Index Contracts (United States)	(189)	6/2026	(62,093,588)	1,350,025

TOTAL SHORT				1,169,444

TOTAL FUTURES CONTRACTS				(2,510,914)
The notional amount of long futures as a percentage of Net Assets is 4.8%.
The notional amount of short futures as a percentage of Net Assets is 2.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,266,211.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,312,212	93,077,668	94,679,290	248,120	(140)	-	11,710,450	11,708,108	0.0%
Total	13,312,212	93,077,668	94,679,290	248,120	(140)	-	11,710,450

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,754,697	425,208	259,522	66,388	33	2,297	1,918,091	192,967
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,693,868	505,364	202,095	78,451	(26,561)	(13,178)	1,957,398	258,232
Fidelity Series Blue Chip Growth Fund	392,706,211	142,264,372	102,936,685	18,520,271	2,061,861	89,680,121	523,775,880	24,486,951
Fidelity Series Canada Fund	91,551,795	64,121,931	15,430,221	2,959,045	328,456	27,603,493	168,175,454	8,251,985
Fidelity Series Commodity Strategy Fund	7,064,095	25,192,918	5,991,199	229,780	389,065	4,678,955	31,333,834	279,342
Fidelity Series Corporate Bond Fund	35,133,594	24,044,820	5,753,019	2,174,989	(9,134)	23,049	53,439,310	5,721,554
Fidelity Series Emerging Markets Debt Fund	18,556,624	5,831,723	1,848,459	1,287,055	(23,604)	992,294	23,508,578	2,808,671
Fidelity Series Emerging Markets Debt Local Currency Fund	5,392,874	1,444,102	717,119	459,716	(1,734)	223,221	6,341,344	680,402
Fidelity Series Emerging Markets Fund	79,813,417	19,465,407	20,087,282	2,420,298	1,341,584	28,908,195	109,441,321	8,678,931
Fidelity Series Emerging Markets Opportunities Fund	319,447,218	83,108,605	85,539,362	10,068,541	4,638,763	111,127,147	432,782,371	16,651,880
Fidelity Series Floating Rate High Income Fund	3,456,700	1,001,859	336,817	290,345	(2,639)	(75,336)	4,043,767	466,948
Fidelity Series Government Bond Index Fund	57,428,644	44,246,750	11,473,344	2,861,812	(164,702)	(331,615)	89,705,733	9,814,632
Fidelity Series Government Money Market Fund	-	5,789,004	5,789,004	34,830	-	-	-	-
Fidelity Series High Income Fund	18,955,144	5,624,425	1,818,816	1,505,248	14,346	534,868	23,309,967	2,648,860
Fidelity Series International Developed Markets Bond Index Fund	79,603,183	57,362,814	6,677,629	4,112,829	(132,864)	(2,100,828)	128,054,676	15,118,616
Fidelity Series International Growth Fund	212,820,542	90,300,534	36,316,294	21,257,659	509,476	9,809,545	277,123,803	14,795,718
Fidelity Series International Index Fund	81,399,366	22,555,770	13,298,789	3,403,152	280,738	15,759,830	106,696,915	6,991,934
Fidelity Series International Small Cap Fund	48,457,184	9,335,535	16,506,205	7,031,470	78,219	2,779,405	44,144,138	2,525,408
Fidelity Series International Value Fund	229,099,905	73,071,812	62,376,611	27,396,575	3,040,946	34,870,457	277,706,509	17,576,361
Fidelity Series Investment Grade Bond Fund	54,644,897	38,453,155	10,478,430	3,017,798	(53,389)	235,387	82,801,620	8,190,071
Fidelity Series Investment Grade Securitized Fund	34,280,476	21,364,756	6,250,335	1,945,866	2,869	604,285	50,002,051	5,500,776
Fidelity Series Large Cap Growth Index Fund	250,106,247	92,747,977	51,041,787	3,100,774	1,785,041	39,994,058	333,591,536	12,396,564
Fidelity Series Large Cap Stock Fund	230,360,500	99,966,291	43,630,452	28,178,917	498,894	39,524,684	326,719,917	12,441,733
Fidelity Series Large Cap Value Index Fund	485,781,655	162,638,155	91,752,915	20,991,672	237,208	63,337,685	620,241,788	33,346,333
Fidelity Series Long-Term Treasury Bond Index Fund	186,496,735	64,139,143	51,160,759	7,875,432	(8,806,376)	2,871,446	193,540,189	36,311,480
Fidelity Series Overseas Fund	213,798,809	89,480,961	26,071,347	22,405,134	(504,355)	1,155,867	277,859,935	19,110,037
Fidelity Series Real Estate Income Fund	3,516,513	920,996	348,835	214,617	568	6,175	4,095,417	409,133
Fidelity Series Select International Small Cap Fund	637,134	2,517,794	81,443	102,712	5,803	606,081	3,685,369	259,533
Fidelity Series Small Cap Core Fund	112,180,477	8,026,313	28,123,867	1,054,658	1,939,942	29,384,865	123,407,730	8,891,047
Fidelity Series Small Cap Opportunities Fund	49,881,689	6,215,810	8,839,892	2,736,805	605,848	13,370,652	61,234,107	3,606,249
Fidelity Series Treasury Bill Index Fund	-	14,763,250	14,763,736	89,123	486	-	-	-
Fidelity Series Value Discovery Fund	175,342,253	69,408,483	36,903,998	18,311,954	328,019	13,483,831	221,658,588	13,178,275
	3,481,362,446	1,346,336,037	762,806,268	216,183,916	8,362,807	529,046,936	4,602,297,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	662,718,141	662,718,141	-	-

Domestic Equity Funds	2,241,963,380	2,241,963,380	-	-

International Equity Funds	1,697,615,815	1,697,615,815	-	-

U.S. Treasury Obligations	11,266,211	-	11,266,211	-

Money Market Funds	11,710,450	11,710,450	-	-
Total Investments in Securities:	4,625,273,997	4,614,007,786	11,266,211	-
Derivative Instruments:

Assets
Futures Contracts	1,533,664	1,533,664	-	-
Total Assets	1,533,664	1,533,664	-	-

Liabilities
Futures Contracts	(4,044,578)	(4,044,578)	-	-
Total Liabilities	(4,044,578)	(4,044,578)	-	-
Total Derivative Instruments:	(2,510,914)	(2,510,914)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,533,664	(180,581)
Total Equity Risk	1,533,664	(180,581)
Interest Rate Risk
Futures Contracts (a)	-	(3,863,997)
Total Interest Rate Risk	-	(3,863,997)
Total Value of Derivatives	1,533,664	(4,044,578)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,266,493)	$11,266,211
Fidelity Central Funds (cost $11,710,450)	11,710,450
Other affiliated issuers (cost $3,747,571,849)	4,602,297,336

Total Investment in Securities (cost $3,770,548,792)		$4,625,273,997
Receivable for investments sold		32,209,007
Receivable for fund shares sold		4,375,467
Distributions receivable from Fidelity Central Funds		28,595
Total assets		4,661,887,066
Liabilities
Payable for investments purchased	$34,122,707
Payable for fund shares redeemed	2,520,945
Accrued management fee	1,079,657
Distribution and service plan fees payable	11,985
Payable for variation margin on futures contracts	1,970,510
Total liabilities		39,705,804
Net Assets		$4,622,181,262
Net Assets consist of:
Paid in capital		$3,703,704,950
Total accumulated earnings (loss)		918,476,312
Net Assets		$4,622,181,262

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($30,863,411 ÷ 2,151,129 shares)(a)		$14.35
Maximum offering price per share (100/94.25 of $14.35)		$15.23
Class M :
Net Asset Value and redemption price per share ($5,049,877 ÷ 352,817 shares)(a)		$14.31
Maximum offering price per share (100/96.50 of $14.31)		$14.83
Class C :
Net Asset Value and offering price per share ($4,385,557 ÷ 311,940 shares)(a)		$14.06
Fidelity Freedom Blend 2040 Fund :
Net Asset Value, offering price and redemption price per share ($823,870,183 ÷ 56,980,632 shares)		$14.46
Class K :
Net Asset Value, offering price and redemption price per share ($56,447,621 ÷ 3,880,795 shares)		$14.55
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,744,223,589 ÷ 119,344,091 shares)		$14.62
Class I :
Net Asset Value, offering price and redemption price per share ($38,437,265 ÷ 2,651,797 shares)		$14.49
Class Z :
Net Asset Value, offering price and redemption price per share ($10,714,859 ÷ 735,764 shares)		$14.56
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,908,188,900 ÷ 130,795,924 shares)		$14.59
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$92,065,004
Interest		438,569
Income from Fidelity Central Funds		248,120
Total income		92,751,693
Expenses
Management fee	$11,983,334
Distribution and service plan fees	129,401
Independent trustees' fees and expenses	9,510
Total expenses before reductions	12,122,245
Expense reductions	(716)
Total expenses after reductions		12,121,529
Net Investment income (loss)		80,630,164
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	501
Fidelity Central Funds	(140)
Other affiliated issuers	8,362,807
Futures contracts	(3,242,524)
Capital gain distributions from underlying funds:
Affiliated issuers	124,118,912
Total net realized gain (loss)		129,239,556
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(83)
Affiliated issuers	529,046,936
Futures contracts	(3,572,721)
Total change in net unrealized appreciation (depreciation)		525,474,132
Net gain (loss)		654,713,688
Net increase (decrease) in net assets resulting from operations		$735,343,852
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,630,164	$56,214,174
Net realized gain (loss)	129,239,556	55,601,336
Change in net unrealized appreciation (depreciation)	525,474,132	8,016,658
Net increase (decrease) in net assets resulting from operations	735,343,852	119,832,168
Distributions to shareholders	(127,151,227)	(77,783,794)

Share transactions - net increase (decrease)	513,723,884	1,128,017,413
Total increase (decrease) in net assets	1,121,916,509	1,170,065,787

Net Assets
Beginning of period	3,500,264,753	2,330,198,966
End of period	$4,622,181,262	$3,500,264,753

Financial Highlights
Fidelity Advisor Freedom® Blend 2040 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$11.95	$10.16	$11.62	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.17	.20	.17
Net realized and unrealized gain (loss)	2.23	.43	1.81	(1.08)	.25
Total from investment operations	2.44	.62	1.98	(.88)	.42
Distributions from net investment income	(.22)	(.19)	(.18)	(.22)	(.28)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.36)	(.76)
Total distributions	(.38)	(.28)	(.19) C	(.58)	(1.04)
Net asset value, end of period	$14.35	$12.29	$11.95	$10.16	$11.62
Total Return D,E	19.92%	5.19%	19.65%	(7.38)%	2.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.73%	.73%	.74%	.79%
Expenses net of fee waivers, if any	.72%	.73%	.73%	.74%	.79%
Expenses net of all reductions, if any	.72%	.73%	.73%	.74%	.79%
Net investment income (loss)	1.49%	1.54%	1.54%	2.05%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$30,863	$22,716	$19,061	$10,150	$5,920
Portfolio turnover rate H	18%	18%	15%	18%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$11.95	$10.16	$11.62	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.17	.16	.14	.18	.14
Net realized and unrealized gain (loss)	2.22	.43	1.81	(1.08)	.25
Total from investment operations	2.39	.59	1.95	(.90)	.39
Distributions from net investment income	(.20)	(.17)	(.15)	(.20)	(.25)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.36)	(.76)
Total distributions	(.36)	(.26)	(.16) C	(.56)	(1.01)
Net asset value, end of period	$14.31	$12.28	$11.95	$10.16	$11.62
Total Return D,E	19.55%	4.92%	19.33%	(7.59)%	2.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.98%	.98%	.99%	1.04%
Expenses net of fee waivers, if any	.97%	.98%	.98%	.99%	1.04%
Expenses net of all reductions, if any	.97%	.98%	.98%	.99%	1.04%
Net investment income (loss)	1.24%	1.28%	1.29%	1.79%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$5,050	$3,518	$2,454	$1,733	$1,381
Portfolio turnover rate H	18%	18%	15%	18%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.08	$11.78	$10.03	$11.50	$12.15
Income from Investment Operations
Net investment income (loss) A,B	.10	.10	.08	.13	.08
Net realized and unrealized gain (loss)	2.18	.42	1.80	(1.07)	.24
Total from investment operations	2.28	.52	1.88	(.94)	.32
Distributions from net investment income	(.14)	(.12)	(.11)	(.17)	(.21)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.36)	(.76)
Total distributions	(.30)	(.22) C	(.13)	(.53)	(.97)
Net asset value, end of period	$14.06	$12.08	$11.78	$10.03	$11.50
Total Return D,E	18.98%	4.37%	18.80%	(8.05)%	2.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47%	1.48%	1.48%	1.49%	1.54%
Expenses net of fee waivers, if any	1.47%	1.48%	1.48%	1.49%	1.54%
Expenses net of all reductions, if any	1.47%	1.48%	1.48%	1.49%	1.54%
Net investment income (loss)	.74%	.79%	.79%	1.29%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$4,386	$3,313	$3,256	$2,670	$2,207
Portfolio turnover rate H	18%	18%	15%	18%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.38	$12.03	$10.21	$11.66	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.19	.23	.20
Net realized and unrealized gain (loss)	2.25	.43	1.84	(1.09)	.26
Total from investment operations	2.49	.65	2.03	(.86)	.46
Distributions from net investment income	(.25)	(.21)	(.19)	(.23)	(.31)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.36)	(.77)
Total distributions	(.41)	(.30)	(.21)	(.59)	(1.08)
Net asset value, end of period	$14.46	$12.38	$12.03	$10.21	$11.66
Total Return C	20.20%	5.44%	19.97%	(7.17)%	3.27%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.48%	.48%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.49%	.54%
Expenses net of all reductions, if any	.47%	.48%	.48%	.49%	.54%
Net investment income (loss)	1.74%	1.78%	1.79%	2.30%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$823,870	$591,603	$221,527	$131,293	$117,037
Portfolio turnover rate F	18%	18%	15%	18%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.44	$12.09	$10.25	$11.70	$12.30
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.20	.24	.22
Net realized and unrealized gain (loss)	2.26	.42	1.85	(1.09)	.26
Total from investment operations	2.52	.66	2.05	(.85)	.48
Distributions from net investment income	(.25)	(.22)	(.19)	(.24)	(.30)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.36)	(.77)
Total distributions	(.41)	(.31)	(.21)	(.60)	(1.08) C
Net asset value, end of period	$14.55	$12.44	$12.09	$10.25	$11.70
Total Return D	20.37%	5.50%	20.11%	(7.07)%	3.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.38%	.38%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.38%	.38%	.39%	.44%
Expenses net of all reductions, if any	.37%	.38%	.38%	.39%	.44%
Net investment income (loss)	1.84%	1.89%	1.89%	2.40%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$56,448	$48,618	$30,797	$24,872	$27,424
Portfolio turnover rate G	18%	18%	15%	18%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$12.14	$10.30	$11.75	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.27	.25	.22	.25	.23
Net realized and unrealized gain (loss)	2.28	.44	1.84	(1.10)	.25
Total from investment operations	2.55	.69	2.06	(.85)	.48
Distributions from net investment income	(.27)	(.24)	(.20)	(.24)	(.29)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.36)	(.78)
Total distributions	(.43)	(.33)	(.22)	(.60)	(1.06) C
Net asset value, end of period	$14.62	$12.50	$12.14	$10.30	$11.75
Total Return D	20.48%	5.67%	20.16%	(6.98)%	3.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.28%	.28%	.29%	.34%
Expenses net of fee waivers, if any	.27%	.28%	.28%	.29%	.34%
Expenses net of all reductions, if any	.27%	.28%	.28%	.29%	.34%
Net investment income (loss)	1.94%	2.00%	1.99%	2.50%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$1,744,224	$1,447,206	$929,284	$611,076	$509,486
Portfolio turnover rate G	18%	18%	15%	18%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$12.04	$10.22	$11.67	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.19	.23	.21
Net realized and unrealized gain (loss)	2.25	.44	1.83	(1.08)	.25
Total from investment operations	2.49	.66	2.02	(.85)	.46
Distributions from net investment income	(.24)	(.21)	(.18)	(.23)	(.30)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.36)	(.77)
Total distributions	(.40)	(.30)	(.20)	(.60) C	(1.07)
Net asset value, end of period	$14.49	$12.40	$12.04	$10.22	$11.67
Total Return D	20.15%	5.47%	19.89%	(7.10)%	3.23%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.48%	.48%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.49%	.54%
Expenses net of all reductions, if any	.47%	.48%	.48%	.49%	.54%
Net investment income (loss)	1.74%	1.79%	1.79%	2.30%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$38,437	$34,365	$33,703	$30,849	$19,664
Portfolio turnover rate G	18%	18%	15%	18%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.46	$12.10	$10.27	$11.72	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.21	.24	.22
Net realized and unrealized gain (loss)	2.26	.43	1.84	(1.09)	.26
Total from investment operations	2.52	.67	2.05	(.85)	.48
Distributions from net investment income	(.25)	(.22)	(.20)	(.23)	(.30)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.36)	(.78)
Total distributions	(.42) C	(.31)	(.22)	(.60) C	(1.09) C
Net asset value, end of period	$14.56	$12.46	$12.10	$10.27	$11.72
Total Return D	20.28%	5.56%	20.06%	(7.07)%	3.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.38%	.38%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.38%	.38%	.39%	.44%
Expenses net of all reductions, if any	.37%	.38%	.38%	.39%	.44%
Net investment income (loss)	1.84%	1.89%	1.89%	2.40%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$10,715	$8,903	$7,431	$3,728	$3,618
Portfolio turnover rate G	18%	18%	15%	18%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.48	$12.12	$10.28	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.28	.26	.22	.25	.48
Net realized and unrealized gain (loss)	2.27	.43	1.84	(1.08)	(.26)
Total from investment operations	2.55	.69	2.06	(.83)	.22
Distributions from net investment income	(.27)	(.24)	(.21)	(.24)	(.33)
Distributions from net realized gain	(.16)	(.09)	(.02)	(.36)	(.78)
Total distributions	(.44) D	(.33)	(.22) D	(.61) D	(1.10) D
Net asset value, end of period	$14.59	$12.48	$12.12	$10.28	$11.72
Total Return E,F	20.50%	5.72%	20.22%	(6.90)%	1.28%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.24%	.24%	.25%	.29% I
Expenses net of fee waivers, if any	.21%	.24%	.24%	.25%	.29% I
Expenses net of all reductions, if any	.21%	.24%	.24%	.25%	.29% I
Net investment income (loss)	2.00%	2.03%	2.03%	2.54%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,908,189	$1,340,022	$914,542	$704,498	$688,642
Portfolio turnover rate J	18%	18%	15%	18%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 5.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	237,415	1,799,608
Fidelity Series Emerging Markets Debt Fund (b)	2,516,468	21,062,838
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	612,161	5,705,345
Fidelity Series Floating Rate High Income Fund (b)	415,186	3,595,507
Fidelity Series High Income Fund (b)	2,367,429	20,833,378
Fidelity Series International Developed Markets Bond Index Fund (b)	5,676,730	48,081,907
Fidelity Series Long-Term Treasury Bond Index Fund (b)	21,475,720	114,465,588
Fidelity Series Real Estate Income Fund (b)	363,844	3,642,081
TOTAL BOND FUNDS (Cost $227,759,019)		219,186,252

Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	24,710,749	528,562,931
Fidelity Series Commodity Strategy Fund (b)	251,315	28,190,010
Fidelity Series Large Cap Growth Index Fund (b)	12,521,242	336,946,628
Fidelity Series Large Cap Stock Fund (b)	12,568,488	330,048,495
Fidelity Series Large Cap Value Index Fund (b)	33,580,921	624,605,134
Fidelity Series Small Cap Core Fund (b)	8,978,816	124,625,959
Fidelity Series Small Cap Opportunities Fund (b)	3,637,233	61,760,216
Fidelity Series Value Discovery Fund (b)	13,271,548	223,227,436
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,754,921,790)		2,257,966,809

International Equity Funds - 40.2%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	8,145,398	166,003,211
Fidelity Series Emerging Markets Fund (b)	8,590,647	108,328,052
Fidelity Series Emerging Markets Opportunities Fund (b)	16,503,491	428,925,739
Fidelity Series International Growth Fund (b)	14,616,028	273,758,201
Fidelity Series International Index Fund (b)	6,928,573	105,730,027
Fidelity Series International Small Cap Fund (b)	2,277,925	39,818,121
Fidelity Series International Value Fund (b)	17,415,933	275,171,742
Fidelity Series Overseas Fund (b)	18,877,904	274,484,718
Fidelity Series Select International Small Cap Fund (b)	233,633	3,317,583
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,328,981,983)		1,675,537,394

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	250,000	249,622
US Treasury Bills 0% 4/23/2026 (d)	3.63	2,960,000	2,953,435
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,960,000	2,951,345
US Treasury Bills 0% 4/9/2026 (d)	3.54	1,220,000	1,219,021
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	880,000	876,173
US Treasury Bills 0% 5/28/2026 (d)	3.62	1,420,000	1,411,822
US Treasury Bills 0% 5/7/2026 (d)	3.62	580,000	577,887
US Treasury Bills 0% 6/18/2026 (d)	3.66	80,000	79,377
US Treasury Bills 0% 6/25/2026 (d)	3.62 to 3.64	590,000	585,002
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,904,066)			10,903,684

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $8,039,696)	3.69	8,038,089	8,039,696

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,330,606,554)	4,171,633,835
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,711,489)
NET ASSETS - 100.0%	4,169,922,346

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	234	6/2026	33,942,870	217,680
ICE MSCI Emerging Markets Index Contracts (United States)	41	6/2026	2,981,930	86,717

TOTAL EQUITY CONTRACTS				304,397

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	998	6/2026	113,210,625	(2,208,366)
CBOT US Treasury Long Bond Contracts (United States)	811	6/2026	92,124,531	(2,386,334)

TOTAL INTEREST RATE CONTRACTS				(4,594,700)

TOTAL LONG				(4,290,303)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(338)	6/2026	(42,456,180)	(179,899)
CME E-Mini S&P 500 Index Contracts (United States)	(134)	6/2026	(44,024,025)	655,290

TOTAL SHORT				475,391

TOTAL FUTURES CONTRACTS				(3,814,912)
The notional amount of long futures as a percentage of Net Assets is 5.8%.
The notional amount of short futures as a percentage of Net Assets is 2.1%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,903,684.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,011,438	88,842,523	91,814,225	244,564	(40)	-	8,039,696	8,038,089	0.0%
Total	11,011,438	88,842,523	91,814,225	244,564	(40)	-	8,039,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,570,210	431,976	165,540	71,049	(22,026)	(12,707)	1,799,608	237,415
Fidelity Series Blue Chip Growth Fund	383,454,121	139,393,814	84,518,118	18,696,892	845,536	89,387,578	528,562,931	24,710,749
Fidelity Series Canada Fund	89,296,584	64,773,778	15,972,620	2,996,010	378,197	27,527,272	166,003,211	8,145,398
Fidelity Series Commodity Strategy Fund	6,302,929	22,687,653	5,458,151	207,300	439,046	4,218,533	28,190,010	251,315
Fidelity Series Corporate Bond Fund	31,481	226,457	263,811	3,605	5,730	143	-	-
Fidelity Series Emerging Markets Debt Fund	16,631,956	5,068,360	1,517,329	1,164,371	(34,976)	914,827	21,062,838	2,516,468
Fidelity Series Emerging Markets Debt Local Currency Fund	4,796,122	1,247,263	531,074	412,943	(2,935)	195,969	5,705,345	612,161
Fidelity Series Emerging Markets Fund	76,370,699	18,586,820	16,342,080	2,410,611	792,270	28,920,343	108,328,052	8,590,647
Fidelity Series Emerging Markets Opportunities Fund	305,667,434	78,964,335	69,471,281	10,056,856	4,102,745	109,662,506	428,925,739	16,503,491
Fidelity Series Floating Rate High Income Fund	3,082,798	858,646	275,892	260,952	(3,794)	(66,251)	3,595,507	415,186
Fidelity Series Government Bond Index Fund	163,151	1,159,241	1,324,993	4,343	3,030	(429)	-	-
Fidelity Series Government Money Market Fund	-	3,792,225	3,792,225	23,734	-	-	-	-
Fidelity Series High Income Fund	16,912,555	4,904,867	1,478,574	1,361,542	20,279	474,251	20,833,378	2,367,429
Fidelity Series International Developed Markets Bond Index Fund	29,975,351	22,432,418	3,552,769	1,365,089	(75,239)	(697,854)	48,081,907	5,676,730
Fidelity Series International Growth Fund	207,709,337	83,830,075	27,547,809	21,267,198	(33,620)	9,800,218	273,758,201	14,616,028
Fidelity Series International Index Fund	79,397,175	20,564,881	10,033,735	3,410,159	165,657	15,636,049	105,730,027	6,928,573
Fidelity Series International Small Cap Fund	40,791,110	10,925,184	14,142,864	6,414,643	13,811	2,230,880	39,818,121	2,277,925
Fidelity Series International Value Fund	219,616,544	67,437,180	48,752,652	27,526,865	1,520,474	35,350,196	275,171,742	17,415,933
Fidelity Series Investment Grade Bond Fund	109,248	771,176	891,380	4,965	11,063	(107)	-	-
Fidelity Series Investment Grade Securitized Fund	31,580	220,277	252,614	3,225	723	34	-	-
Fidelity Series Large Cap Growth Index Fund	244,135,065	93,429,204	41,346,348	3,147,869	838,902	39,889,805	336,946,628	12,521,242
Fidelity Series Large Cap Stock Fund	224,841,922	99,281,891	33,443,569	28,445,292	217,308	39,150,943	330,048,495	12,568,488
Fidelity Series Large Cap Value Index Fund	474,666,211	171,753,192	85,214,596	21,374,003	(117,356)	63,517,683	624,605,134	33,580,921
Fidelity Series Long-Term Treasury Bond Index Fund	136,341,875	40,935,588	58,465,020	5,430,550	(17,383,226)	13,036,371	114,465,588	21,475,720
Fidelity Series Overseas Fund	208,540,364	86,003,848	20,133,804	22,415,044	(519,591)	593,901	274,484,718	18,877,904
Fidelity Series Real Estate Income Fund	3,137,559	785,504	287,042	193,066	(6,406)	12,466	3,642,081	363,844
Fidelity Series Select International Small Cap Fund	568,107	2,346,442	135,846	90,743	5,514	533,366	3,317,583	233,633
Fidelity Series Small Cap Core Fund	109,602,981	9,004,658	25,333,841	1,074,681	1,803,288	29,548,873	124,625,959	8,978,816
Fidelity Series Small Cap Opportunities Fund	48,734,798	7,848,197	8,785,659	2,771,579	567,461	13,395,419	61,760,216	3,637,233
Fidelity Series Treasury Bill Index Fund	-	10,369,329	10,369,589	62,212	260	-	-	-
Fidelity Series Value Discovery Fund	171,296,956	71,651,781	33,335,043	18,609,697	(8,500)	13,622,238	223,227,436	13,271,548
	3,103,776,223	1,141,686,260	623,135,868	201,277,088	(6,476,375)	536,842,516	4,152,690,455

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	219,186,252	219,186,252	-	-

Domestic Equity Funds	2,257,966,809	2,257,966,809	-	-

International Equity Funds	1,675,537,394	1,675,537,394	-	-

U.S. Treasury Obligations	10,903,684	-	10,903,684	-

Money Market Funds	8,039,696	8,039,696	-	-
Total Investments in Securities:	4,171,633,835	4,160,730,151	10,903,684	-
Derivative Instruments:

Assets
Futures Contracts	959,687	959,687	-	-
Total Assets	959,687	959,687	-	-

Liabilities
Futures Contracts	(4,774,599)	(4,774,599)	-	-
Total Liabilities	(4,774,599)	(4,774,599)	-	-
Total Derivative Instruments:	(3,814,912)	(3,814,912)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	959,687	(179,899)
Total Equity Risk	959,687	(179,899)
Interest Rate Risk
Futures Contracts (a)	-	(4,594,700)
Total Interest Rate Risk	-	(4,594,700)
Total Value of Derivatives	959,687	(4,774,599)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,904,066)	$10,903,684
Fidelity Central Funds (cost $8,039,696)	8,039,696
Other affiliated issuers (cost $3,311,662,792)	4,152,690,455

Total Investment in Securities (cost $3,330,606,554)		$4,171,633,835
Receivable for investments sold		30,274,381
Receivable for fund shares sold		4,022,848
Distributions receivable from Fidelity Central Funds		23,779
Total assets		4,205,954,843
Liabilities
Payable for investments purchased	$29,951,208
Payable for fund shares redeemed	4,347,813
Accrued management fee	949,875
Distribution and service plan fees payable	11,952
Payable for variation margin on futures contracts	771,649
Total liabilities		36,032,497
Net Assets		$4,169,922,346
Net Assets consist of:
Paid in capital		$3,272,764,365
Total accumulated earnings (loss)		897,157,981
Net Assets		$4,169,922,346

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($27,230,030 ÷ 1,850,765 shares)(a)		$14.71
Maximum offering price per share (100/94.25 of $14.71)		$15.61
Class M :
Net Asset Value and redemption price per share ($4,716,927 ÷ 322,113 shares)(a)		$14.64
Maximum offering price per share (100/96.50 of $14.64)		$15.17
Class C :
Net Asset Value and offering price per share ($5,127,211 ÷ 356,161 shares)(a)		$14.40
Fidelity Freedom Blend 2045 Fund :
Net Asset Value, offering price and redemption price per share ($611,440,753 ÷ 41,248,183 shares)		$14.82
Class K :
Net Asset Value, offering price and redemption price per share ($41,579,547 ÷ 2,791,148 shares)		$14.90
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,620,492,098 ÷ 108,205,680 shares)		$14.98
Class I :
Net Asset Value, offering price and redemption price per share ($42,572,582 ÷ 2,871,829 shares)		$14.82
Class Z :
Net Asset Value, offering price and redemption price per share ($7,949,907 ÷ 533,350 shares)		$14.91
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,808,813,291 ÷ 121,036,110 shares)		$14.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$76,673,910
Interest		437,568
Income from Fidelity Central Funds		244,564
Total income		77,356,042
Expenses
Management fee	$10,616,108
Distribution and service plan fees	127,474
Independent trustees' fees and expenses	8,625
Total expenses before reductions	10,752,207
Expense reductions	(26)
Total expenses after reductions		10,752,181
Net Investment income (loss)		66,603,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	398
Fidelity Central Funds	(40)
Other affiliated issuers	(6,476,375)
Futures contracts	(895,586)
Capital gain distributions from underlying funds:
Affiliated issuers	124,603,178
Total net realized gain (loss)		117,231,575
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(177)
Affiliated issuers	536,842,516
Futures contracts	(4,671,316)
Total change in net unrealized appreciation (depreciation)		532,171,023
Net gain (loss)		649,402,598
Net increase (decrease) in net assets resulting from operations		$716,006,459
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,603,861	$47,822,527
Net realized gain (loss)	117,231,575	49,037,488
Change in net unrealized appreciation (depreciation)	532,171,023	8,582,598
Net increase (decrease) in net assets resulting from operations	716,006,459	105,442,613
Distributions to shareholders	(109,272,547)	(67,442,718)

Share transactions - net increase (decrease)	441,676,408	1,009,158,060
Total increase (decrease) in net assets	1,048,410,320	1,047,157,955

Net Assets
Beginning of period	3,121,512,026	2,074,354,071
End of period	$4,169,922,346	$3,121,512,026

Financial Highlights
Fidelity Advisor Freedom® Blend 2045 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$12.06	$10.18	$11.64	$12.26
Income from Investment Operations
Net investment income (loss) A,B	.19	.18	.16	.20	.17
Net realized and unrealized gain (loss)	2.48	.44	1.92	(1.07)	.26
Total from investment operations	2.67	.62	2.08	(.87)	.43
Distributions from net investment income	(.21)	(.18)	(.17)	(.22)	(.28)
Distributions from net realized gain	(.16)	(.09)	(.03)	(.37)	(.77)
Total distributions	(.37)	(.27)	(.20)	(.59)	(1.05)
Net asset value, end of period	$14.71	$12.41	$12.06	$10.18	$11.64
Total Return C,D	21.59%	5.15%	20.59%	(7.27)%	3.02%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.74%	.74%	.74%	.79%
Expenses net of fee waivers, if any	.72%	.74%	.74%	.74%	.79%
Expenses net of all reductions, if any	.72%	.74%	.74%	.74%	.79%
Net investment income (loss)	1.31%	1.43%	1.47%	2.05%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$27,230	$20,699	$15,911	$7,582	$3,782
Portfolio turnover rate G	16%	17%	13%	16%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$12.03	$10.15	$11.61	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.15	.15	.13	.18	.14
Net realized and unrealized gain (loss)	2.47	.44	1.92	(1.08)	.26
Total from investment operations	2.62	.59	2.05	(.90)	.40
Distributions from net investment income	(.19)	(.16)	(.14)	(.19)	(.25)
Distributions from net realized gain	(.16)	(.09)	(.03)	(.37)	(.77)
Total distributions	(.35)	(.25)	(.17)	(.56)	(1.02)
Net asset value, end of period	$14.64	$12.37	$12.03	$10.15	$11.61
Total Return C,D	21.26%	4.90%	20.35%	(7.55)%	2.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97%	.99%	.99%	.99%	1.04%
Expenses net of fee waivers, if any	.97%	.99%	.99%	.99%	1.04%
Expenses net of all reductions, if any	.97%	.99%	.99%	.99%	1.04%
Net investment income (loss)	1.05%	1.18%	1.22%	1.80%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$4,717	$3,278	$3,136	$2,301	$2,547
Portfolio turnover rate G	16%	17%	13%	16%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$11.87	$10.03	$11.50	$12.16
Income from Investment Operations
Net investment income (loss) A,B	.08	.08	.08	.13	.08
Net realized and unrealized gain (loss)	2.43	.44	1.89	(1.07)	.25
Total from investment operations	2.51	.52	1.97	(.94)	.33
Distributions from net investment income	(.14)	(.11)	(.10)	(.16)	(.22)
Distributions from net realized gain	(.16)	(.09)	(.03)	(.37)	(.77)
Total distributions	(.30)	(.20)	(.13)	(.53)	(.99)
Net asset value, end of period	$14.40	$12.19	$11.87	$10.03	$11.50
Total Return C,D	20.71%	4.39%	19.78%	(8.03)%	2.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.48%	1.49%	1.49%	1.49%	1.54%
Expenses net of fee waivers, if any	1.48%	1.49%	1.49%	1.49%	1.54%
Expenses net of all reductions, if any	1.48%	1.49%	1.49%	1.49%	1.54%
Net investment income (loss)	.55%	.68%	.72%	1.30%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$5,127	$3,569	$3,417	$2,728	$2,380
Portfolio turnover rate G	16%	17%	13%	16%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$12.13	$10.22	$11.67	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.22	.21	.19	.23	.20
Net realized and unrealized gain (loss)	2.50	.44	1.93	(1.08)	.26
Total from investment operations	2.72	.65	2.12	(.85)	.46
Distributions from net investment income	(.23)	(.20)	(.18)	(.23)	(.31)
Distributions from net realized gain	(.16)	(.09)	(.03)	(.37)	(.77)
Total distributions	(.39)	(.29)	(.21)	(.60)	(1.08)
Net asset value, end of period	$14.82	$12.49	$12.13	$10.22	$11.67
Total Return C	21.91%	5.38%	20.94%	(7.08)%	3.27%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.49%	.49%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.56%	1.68%	1.72%	2.30%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$611,441	$417,606	$140,492	$78,179	$63,196
Portfolio turnover rate F	16%	17%	13%	16%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$12.18	$10.25	$11.69	$12.30
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.20	.24	.22
Net realized and unrealized gain (loss)	2.51	.44	1.94	(1.08)	.25
Total from investment operations	2.75	.67	2.14	(.84)	.47
Distributions from net investment income	(.24)	(.21)	(.19)	(.23)	(.31)
Distributions from net realized gain	(.16)	(.09)	(.03)	(.37)	(.77)
Total distributions	(.40)	(.30)	(.21) C	(.60)	(1.08)
Net asset value, end of period	$14.90	$12.55	$12.18	$10.25	$11.69
Total Return D	22.02%	5.49%	21.09%	(6.94)%	3.35%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.39%	.39%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.39%	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.39%	.39%	.44%
Net investment income (loss)	1.66%	1.78%	1.82%	2.40%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$41,580	$33,011	$25,058	$19,815	$24,152
Portfolio turnover rate G	16%	17%	13%	16%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.61	$12.24	$10.30	$11.75	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.21	.25	.23
Net realized and unrealized gain (loss)	2.53	.45	1.96	(1.09)	.26
Total from investment operations	2.78	.69	2.17	(.84)	.49
Distributions from net investment income	(.25)	(.23)	(.20)	(.24)	(.29)
Distributions from net realized gain	(.16)	(.09)	(.03)	(.37)	(.78)
Total distributions	(.41)	(.32)	(.23)	(.61)	(1.07)
Net asset value, end of period	$14.98	$12.61	$12.24	$10.30	$11.75
Total Return C	22.17%	5.59%	21.22%	(6.91)%	3.51%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.27%	.29%	.29%	.29%	.34%
Expenses net of fee waivers, if any	.27%	.29%	.29%	.29%	.34%
Expenses net of all reductions, if any	.27%	.29%	.29%	.29%	.34%
Net investment income (loss)	1.76%	1.88%	1.92%	2.50%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$1,620,492	$1,306,965	$832,662	$540,024	$445,959
Portfolio turnover rate F	16%	17%	13%	16%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$12.13	$10.21	$11.67	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.22	.21	.19	.23	.21
Net realized and unrealized gain (loss)	2.50	.44	1.94	(1.08)	.25
Total from investment operations	2.72	.65	2.13	(.85)	.46
Distributions from net investment income	(.23)	(.20)	(.18)	(.24)	(.30)
Distributions from net realized gain	(.16)	(.09)	(.03)	(.37)	(.77)
Total distributions	(.39)	(.29)	(.21)	(.61)	(1.07)
Net asset value, end of period	$14.82	$12.49	$12.13	$10.21	$11.67
Total Return C	21.89%	5.36%	20.99%	(7.09)%	3.28%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.49%	.49%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.56%	1.68%	1.72%	2.30%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$42,573	$38,803	$36,557	$32,946	$17,038
Portfolio turnover rate F	16%	17%	13%	16%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$12.19	$10.26	$11.71	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.20	.24	.22
Net realized and unrealized gain (loss)	2.51	.44	1.95	(1.09)	.25
Total from investment operations	2.75	.67	2.15	(.85)	.47
Distributions from net investment income	(.24)	(.21)	(.19)	(.23)	(.31)
Distributions from net realized gain	(.16)	(.09)	(.03)	(.37)	(.79)
Total distributions	(.40)	(.30)	(.22)	(.60)	(1.09) C
Net asset value, end of period	$14.91	$12.56	$12.19	$10.26	$11.71
Total Return D	22.02%	5.51%	21.14%	(7.00)%	3.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.39%	.39%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.39%	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.39%	.39%	.44%
Net investment income (loss)	1.66%	1.78%	1.82%	2.40%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$7,950	$6,524	$5,574	$2,715	$2,779
Portfolio turnover rate G	16%	17%	13%	16%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$12.21	$10.27	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.26	.25	.21	.26	.48
Net realized and unrealized gain (loss)	2.52	.44	1.96	(1.10)	(.25)
Total from investment operations	2.78	.69	2.17	(.84)	.23
Distributions from net investment income	(.26)	(.23)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.16)	(.09)	(.03)	(.37)	(.78)
Total distributions	(.42)	(.32)	(.23)	(.61)	(1.11)
Net asset value, end of period	$14.94	$12.58	$12.21	$10.27	$11.72
Total Return D,E	22.19%	5.65%	21.30%	(6.90)%	1.32%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.25%	.25%	.25%	.29% H
Expenses net of fee waivers, if any	.21%	.25%	.25%	.25%	.29% H
Expenses net of all reductions, if any	.21%	.25%	.25%	.25%	.29% H
Net investment income (loss)	1.82%	1.92%	1.96%	2.54%	3.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,808,813	$1,291,056	$861,581	$644,664	$625,889
Portfolio turnover rate I	16%	17%	13%	16%	21% H

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 3.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	210,560	1,596,046
Fidelity Series Emerging Markets Debt Fund (b)	2,229,237	18,658,715
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	541,415	5,045,990
Fidelity Series Floating Rate High Income Fund (b)	367,707	3,184,345
Fidelity Series High Income Fund (b)	2,176,273	19,151,201
Fidelity Series International Developed Markets Bond Index Fund (b)	2,597,628	22,001,910
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,134,169	70,005,119
Fidelity Series Real Estate Income Fund (b)	322,493	3,228,150
TOTAL BOND FUNDS (Cost $144,914,088)		142,871,476

Domestic Equity Funds - 55.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	22,178,640	474,401,117
Fidelity Series Commodity Strategy Fund (b)	222,268	24,931,759
Fidelity Series Large Cap Growth Index Fund (b)	11,224,054	302,039,297
Fidelity Series Large Cap Stock Fund (b)	11,266,482	295,857,823
Fidelity Series Large Cap Value Index Fund (b)	30,209,658	561,899,640
Fidelity Series Small Cap Core Fund (b)	8,071,174	112,027,900
Fidelity Series Small Cap Opportunities Fund (b)	3,269,168	55,510,480
Fidelity Series Value Discovery Fund (b)	11,937,295	200,785,307
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,586,436,499)		2,027,453,323

International Equity Funds - 40.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	7,293,598	148,643,523
Fidelity Series Emerging Markets Fund (b)	7,707,642	97,193,360
Fidelity Series Emerging Markets Opportunities Fund (b)	14,816,001	385,067,857
Fidelity Series International Growth Fund (b)	13,155,339	246,399,506
Fidelity Series International Index Fund (b)	6,224,915	94,992,201
Fidelity Series International Small Cap Fund (b)	2,010,136	35,137,183
Fidelity Series International Value Fund (b)	15,628,451	246,929,523
Fidelity Series Overseas Fund (b)	16,991,360	247,054,372
Fidelity Series Select International Small Cap Fund (b)	206,761	2,936,012
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,196,668,563)		1,504,353,537

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	210,000	209,682
US Treasury Bills 0% 4/23/2026 (d)	3.63	2,620,000	2,614,189
US Treasury Bills 0% 4/30/2026 (d)	3.61	2,650,000	2,642,252
US Treasury Bills 0% 4/9/2026 (d)	3.54	1,330,000	1,328,933
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	1,400,000	1,393,912
US Treasury Bills 0% 5/28/2026 (d)	3.62	1,140,000	1,133,435
US Treasury Bills 0% 5/7/2026 (d)	3.62	500,000	498,178
US Treasury Bills 0% 6/25/2026 (d)	3.62	260,000	257,797
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,078,742)			10,078,378

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,003,439)	3.69	6,002,239	6,003,439

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,944,101,331)	3,690,760,153
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,331,219)
NET ASSETS - 100.0%	3,689,428,934

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	208	6/2026	30,171,440	209,961
ICE MSCI Emerging Markets Index Contracts (United States)	36	6/2026	2,618,280	76,140

TOTAL EQUITY CONTRACTS				286,101

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	748	6/2026	84,851,250	(1,649,213)
CBOT US Treasury Long Bond Contracts (United States)	739	6/2026	83,945,781	(2,698,621)
CBOT US Treasury Ultra Bond Contracts (United States)	240	6/2026	27,915,000	(65,532)

TOTAL INTEREST RATE CONTRACTS				(4,413,366)

TOTAL LONG				(4,127,265)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(299)	6/2026	(37,557,390)	(159,413)
CME E-Mini S&P 500 Index Contracts (United States)	(108)	6/2026	(35,482,050)	384,850

TOTAL SHORT				225,437

TOTAL FUTURES CONTRACTS				(3,901,828)
The notional amount of long futures as a percentage of Net Assets is 6.3%.
The notional amount of short futures as a percentage of Net Assets is 2.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,078,378.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,737,244	78,844,803	82,578,536	210,466	(72)	-	6,003,439	6,002,239	0.0%
Total	9,737,244	78,844,803	82,578,536	210,466	(72)	-	6,003,439

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,374,918	386,528	132,839	62,362	(15,598)	(14,920)	1,596,046	210,560
Fidelity Series Blue Chip Growth Fund	336,385,241	127,733,328	68,179,148	16,461,248	561,227	77,900,469	474,401,117	22,178,640
Fidelity Series Canada Fund	78,332,452	58,649,444	12,929,366	2,667,374	304,340	24,286,653	148,643,523	7,293,598
Fidelity Series Commodity Strategy Fund	5,529,134	19,594,067	4,275,979	182,468	354,306	3,730,231	24,931,759	222,268
Fidelity Series Corporate Bond Fund	26,703	198,934	230,955	3,173	5,206	112	-	-
Fidelity Series Emerging Markets Debt Fund	14,588,766	4,517,431	1,217,301	1,024,395	(27,714)	797,533	18,658,715	2,229,237
Fidelity Series Emerging Markets Debt Local Currency Fund	4,212,208	1,110,332	444,276	363,855	(2,952)	170,678	5,045,990	541,415
Fidelity Series Emerging Markets Fund	66,995,368	16,472,161	12,422,979	2,128,139	601,748	25,547,062	97,193,360	7,707,642
Fidelity Series Emerging Markets Opportunities Fund	268,143,237	69,291,711	52,091,770	8,901,216	2,678,917	97,045,762	385,067,857	14,816,001
Fidelity Series Floating Rate High Income Fund	2,701,403	766,202	221,399	229,328	(2,568)	(59,293)	3,184,345	367,707
Fidelity Series Government Bond Index Fund	145,079	795,750	946,436	3,219	5,999	(392)	-	-
Fidelity Series Government Money Market Fund	-	14,205	14,205	33	-	-	-	-
Fidelity Series High Income Fund	14,836,282	5,076,408	1,186,990	1,218,260	16,547	408,954	19,151,201	2,176,273
Fidelity Series International Developed Markets Bond Index Fund	26,272,735	7,983,158	11,784,326	1,125,564	(416,060)	(53,597)	22,001,910	2,597,628
Fidelity Series International Growth Fund	182,212,097	75,896,324	19,838,455	18,846,708	(115,808)	8,245,348	246,399,506	13,155,339
Fidelity Series International Index Fund	69,650,407	18,830,698	7,285,099	3,023,706	65,048	13,731,147	94,992,201	6,224,915
Fidelity Series International Small Cap Fund	35,789,900	8,524,277	11,150,419	5,609,308	(25,644)	1,999,069	35,137,183	2,010,136
Fidelity Series International Value Fund	192,656,494	60,334,735	38,172,168	24,405,058	911,209	31,199,253	246,929,523	15,628,451
Fidelity Series Investment Grade Bond Fund	97,945	730,481	838,399	4,391	10,082	(109)	-	-
Fidelity Series Investment Grade Securitized Fund	26,784	193,584	221,161	2,840	771	22	-	-
Fidelity Series Large Cap Growth Index Fund	214,168,998	84,394,312	31,639,183	2,785,191	441,877	34,673,293	302,039,297	11,224,054
Fidelity Series Large Cap Stock Fund	197,243,016	90,644,814	26,401,967	25,072,689	132,046	34,239,914	295,857,823	11,266,482
Fidelity Series Large Cap Value Index Fund	416,397,127	156,326,078	66,631,281	18,942,719	(188,385)	55,996,101	561,899,640	30,209,658
Fidelity Series Long-Term Treasury Bond Index Fund	119,603,454	34,084,753	80,266,596	4,434,613	(19,762,921)	16,346,429	70,005,119	13,134,169
Fidelity Series Overseas Fund	182,940,590	80,176,726	15,676,122	19,862,339	(584,019)	197,197	247,054,372	16,991,360
Fidelity Series Real Estate Income Fund	2,751,511	700,692	228,989	169,823	(2,577)	7,513	3,228,150	322,493
Fidelity Series Select International Small Cap Fund	498,058	2,125,193	153,183	79,798	5,299	460,645	2,936,012	206,761
Fidelity Series Small Cap Core Fund	96,150,899	8,063,827	19,694,890	952,815	1,290,324	26,217,740	112,027,900	8,071,174
Fidelity Series Small Cap Opportunities Fund	42,752,760	7,124,388	6,626,148	2,447,077	327,679	11,931,801	55,510,480	3,269,168
Fidelity Series Treasury Bill Index Fund	-	4,273,308	4,277,560	12,853	4,252	-	-	-
Fidelity Series Value Discovery Fund	150,264,015	65,486,972	26,859,348	16,531,826	(46,431)	11,940,099	200,785,307	11,937,295
	2,722,747,581	1,010,500,821	522,038,937	177,554,388	(13,473,800)	476,944,714	3,674,678,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	142,871,476	142,871,476	-	-

Domestic Equity Funds	2,027,453,323	2,027,453,323	-	-

International Equity Funds	1,504,353,537	1,504,353,537	-	-

U.S. Treasury Obligations	10,078,378	-	10,078,378	-

Money Market Funds	6,003,439	6,003,439	-	-
Total Investments in Securities:	3,690,760,153	3,680,681,775	10,078,378	-
Derivative Instruments:

Assets
Futures Contracts	670,951	670,951	-	-
Total Assets	670,951	670,951	-	-

Liabilities
Futures Contracts	(4,572,779)	(4,572,779)	-	-
Total Liabilities	(4,572,779)	(4,572,779)	-	-
Total Derivative Instruments:	(3,901,828)	(3,901,828)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	670,951	(159,413)
Total Equity Risk	670,951	(159,413)
Interest Rate Risk
Futures Contracts (a)	-	(4,413,366)
Total Interest Rate Risk	-	(4,413,366)
Total Value of Derivatives	670,951	(4,572,779)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $10,078,742)	$10,078,378
Fidelity Central Funds (cost $6,003,439)	6,003,439
Other affiliated issuers (cost $2,928,019,150)	3,674,678,336

Total Investment in Securities (cost $2,944,101,331)		$3,690,760,153
Receivable for investments sold		31,880,971
Receivable for fund shares sold		5,140,689
Distributions receivable from Fidelity Central Funds		18,642
Total assets		3,727,800,455
Liabilities
Payable for investments purchased	$33,644,507
Payable for fund shares redeemed	3,388,044
Accrued management fee	838,326
Distribution and service plan fees payable	10,838
Payable for variation margin on futures contracts	489,806
Total liabilities		38,371,521
Net Assets		$3,689,428,934
Net Assets consist of:
Paid in capital		$2,894,198,912
Total accumulated earnings (loss)		795,230,022
Net Assets		$3,689,428,934

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($24,026,526 ÷ 1,631,529 shares)(a)		$14.73
Maximum offering price per share (100/94.25 of $14.73)		$15.63
Class M :
Net Asset Value and redemption price per share ($3,709,080 ÷ 253,605 shares)(a)		$14.63
Maximum offering price per share (100/96.50 of $14.63)		$15.16
Class C :
Net Asset Value and offering price per share ($5,047,827 ÷ 351,285 shares)(a)		$14.37
Fidelity Freedom Blend 2050 Fund :
Net Asset Value, offering price and redemption price per share ($494,667,526 ÷ 33,390,478 shares)		$14.81
Class K :
Net Asset Value, offering price and redemption price per share ($43,198,199 ÷ 2,902,572 shares)		$14.88
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,536,460,004 ÷ 102,668,128 shares)		$14.97
Class I :
Net Asset Value, offering price and redemption price per share ($50,934,901 ÷ 3,436,353 shares)		$14.82
Class Z :
Net Asset Value, offering price and redemption price per share ($4,738,894 ÷ 317,732 shares)		$14.91
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,526,645,977 ÷ 102,256,062 shares)		$14.93
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$67,364,823
Interest		390,789
Income from Fidelity Central Funds		210,466
Total income		67,966,078
Expenses
Management fee	$9,358,090
Distribution and service plan fees	115,317
Independent trustees' fees and expenses	7,580
Total expenses before reductions	9,480,987
Expense reductions	(19)
Total expenses after reductions		9,480,968
Net Investment income (loss)		58,485,110
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	345
Fidelity Central Funds	(72)
Other affiliated issuers	(13,473,800)
Futures contracts	(1,156,213)
Capital gain distributions from underlying funds:
Affiliated issuers	110,189,565
Total net realized gain (loss)		95,559,825
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(187)
Affiliated issuers	476,944,714
Futures contracts	(4,676,228)
Total change in net unrealized appreciation (depreciation)		472,268,299
Net gain (loss)		567,828,124
Net increase (decrease) in net assets resulting from operations		$626,313,234
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,485,110	$42,190,228
Net realized gain (loss)	95,559,825	43,832,397
Change in net unrealized appreciation (depreciation)	472,268,299	10,122,408
Net increase (decrease) in net assets resulting from operations	626,313,234	96,145,033
Distributions to shareholders	(90,213,936)	(61,328,716)

Share transactions - net increase (decrease)	415,024,290	855,258,203
Total increase (decrease) in net assets	951,123,588	890,074,520

Net Assets
Beginning of period	2,738,305,346	1,848,230,826
End of period	$3,689,428,934	$2,738,305,346

Financial Highlights
Fidelity Advisor Freedom® Blend 2050 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$12.07	$10.18	$11.63	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.19	.18	.16	.20	.18
Net realized and unrealized gain (loss)	2.47	.44	1.92	(1.07)	.24
Total from investment operations	2.66	.62	2.08	(.87)	.42
Distributions from net investment income	(.21)	(.18)	(.17)	(.22)	(.28)
Distributions from net realized gain	(.14)	(.10)	(.02)	(.36)	(.75)
Total distributions	(.34) C	(.28)	(.19)	(.58)	(1.03)
Net asset value, end of period	$14.73	$12.41	$12.07	$10.18	$11.63
Total Return D,E	21.57%	5.14%	20.61%	(7.26)%	2.97%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.74%	.74%	.74%	.79%
Expenses net of fee waivers, if any	.72%	.74%	.74%	.74%	.79%
Expenses net of all reductions, if any	.72%	.74%	.74%	.74%	.79%
Net investment income (loss)	1.30%	1.41%	1.46%	2.07%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$24,027	$17,216	$13,216	$8,070	$4,292
Portfolio turnover rate H	16%	18%	13%	15%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$12.01	$10.14	$11.59	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.15	.15	.13	.18	.15
Net realized and unrealized gain (loss)	2.47	.44	1.91	(1.07)	.25
Total from investment operations	2.62	.59	2.04	(.89)	.40
Distributions from net investment income	(.19)	(.16)	(.15)	(.20)	(.25)
Distributions from net realized gain	(.14)	(.10)	(.02)	(.36)	(.75)
Total distributions	(.33)	(.26)	(.17)	(.56)	(1.01) C
Net asset value, end of period	$14.63	$12.34	$12.01	$10.14	$11.59
Total Return D,E	21.30%	4.90%	20.27%	(7.51)%	2.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.99%	.99%	.99%	1.04%
Expenses net of fee waivers, if any	.97%	.99%	.99%	.99%	1.04%
Expenses net of all reductions, if any	.97%	.99%	.99%	.99%	1.04%
Net investment income (loss)	1.05%	1.16%	1.21%	1.82%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$3,709	$2,594	$1,735	$1,167	$965
Portfolio turnover rate H	16%	18%	13%	15%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.15	$11.85	$10.02	$11.49	$12.12
Income from Investment Operations
Net investment income (loss) A,B	.08	.08	.08	.13	.09
Net realized and unrealized gain (loss)	2.41	.44	1.89	(1.07)	.25
Total from investment operations	2.49	.52	1.97	(.94)	.34
Distributions from net investment income	(.14)	(.12)	(.11)	(.16)	(.22)
Distributions from net realized gain	(.14)	(.10)	(.02)	(.36)	(.75)
Total distributions	(.27) C	(.22)	(.14) C	(.53) C	(.97)
Net asset value, end of period	$14.37	$12.15	$11.85	$10.02	$11.49
Total Return D,E	20.62%	4.40%	19.72%	(8.06)%	2.35%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.48%	1.49%	1.49%	1.49%	1.54%
Expenses net of fee waivers, if any	1.48%	1.49%	1.49%	1.49%	1.54%
Expenses net of all reductions, if any	1.48%	1.49%	1.49%	1.49%	1.54%
Net investment income (loss)	.55%	.66%	.71%	1.32%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$5,048	$3,854	$3,133	$2,095	$1,540
Portfolio turnover rate H	16%	18%	13%	15%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.47	$12.12	$10.20	$11.65	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.22	.21	.19	.23	.21
Net realized and unrealized gain (loss)	2.49	.44	1.94	(1.09)	.25
Total from investment operations	2.71	.65	2.13	(.86)	.46
Distributions from net investment income	(.23)	(.20)	(.19)	(.23)	(.30)
Distributions from net realized gain	(.14)	(.10)	(.02)	(.36)	(.76)
Total distributions	(.37)	(.30)	(.21)	(.59)	(1.06)
Net asset value, end of period	$14.81	$12.47	$12.12	$10.20	$11.65
Total Return C	21.82%	5.37%	21.03%	(7.16)%	3.30%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.49%	.49%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.55%	1.66%	1.71%	2.32%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$494,668	$351,364	$133,617	$78,142	$61,158
Portfolio turnover rate F	16%	18%	13%	15%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.52	$12.16	$10.23	$11.68	$12.27
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.20	.24	.23
Net realized and unrealized gain (loss)	2.49	.45	1.94	(1.09)	.25
Total from investment operations	2.73	.67	2.14	(.85)	.48
Distributions from net investment income	(.24)	(.22)	(.19)	(.23)	(.31)
Distributions from net realized gain	(.14)	(.10)	(.02)	(.36)	(.76)
Total distributions	(.37) C	(.31) C	(.21)	(.60) C	(1.07)
Net asset value, end of period	$14.88	$12.52	$12.16	$10.23	$11.68
Total Return D	21.94%	5.54%	21.09%	(7.08)%	3.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.39%	.39%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.39%	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.39%	.39%	.44%
Net investment income (loss)	1.65%	1.76%	1.81%	2.42%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$43,198	$34,768	$18,519	$13,390	$15,640
Portfolio turnover rate G	16%	18%	13%	15%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$12.22	$10.28	$11.72	$12.29
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.21	.25	.24
Net realized and unrealized gain (loss)	2.53	.44	1.95	(1.08)	.25
Total from investment operations	2.78	.68	2.16	(.83)	.49
Distributions from net investment income	(.25)	(.23)	(.20)	(.24)	(.30)
Distributions from net realized gain	(.14)	(.10)	(.02)	(.36)	(.77)
Total distributions	(.39)	(.32) C	(.22)	(.61) C	(1.06) C
Net asset value, end of period	$14.97	$12.58	$12.22	$10.28	$11.72
Total Return D	22.17%	5.59%	21.19%	(6.89)%	3.52%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.29%	.29%	.29%	.34%
Expenses net of fee waivers, if any	.27%	.29%	.29%	.29%	.34%
Expenses net of all reductions, if any	.27%	.29%	.29%	.29%	.34%
Net investment income (loss)	1.75%	1.88%	1.91%	2.52%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,536,460	$1,206,793	$798,740	$508,454	$417,397
Portfolio turnover rate G	16%	18%	13%	15%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.47	$12.12	$10.20	$11.65	$12.25
Income from Investment Operations
Net investment income (loss) A,B	.22	.21	.18	.23	.22
Net realized and unrealized gain (loss)	2.50	.44	1.94	(1.08)	.24
Total from investment operations	2.72	.65	2.12	(.85)	.46
Distributions from net investment income	(.23)	(.20)	(.18)	(.24)	(.30)
Distributions from net realized gain	(.14)	(.10)	(.02)	(.36)	(.76)
Total distributions	(.37)	(.30)	(.20)	(.60)	(1.06)
Net asset value, end of period	$14.82	$12.47	$12.12	$10.20	$11.65
Total Return C	21.88%	5.36%	20.96%	(7.06)%	3.27%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.49%	.49%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.55%	1.66%	1.71%	2.32%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$50,935	$47,583	$45,783	$38,986	$15,494
Portfolio turnover rate F	16%	18%	13%	15%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$12.18	$10.25	$11.70	$12.30
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.20	.24	.23
Net realized and unrealized gain (loss)	2.50	.46	1.95	(1.09)	.25
Total from investment operations	2.74	.68	2.15	(.85)	.48
Distributions from net investment income	(.24)	(.21)	(.19)	(.23)	(.31)
Distributions from net realized gain	(.14)	(.10)	(.02)	(.36)	(.77)
Total distributions	(.38)	(.31)	(.22) C	(.60) C	(1.08)
Net asset value, end of period	$14.91	$12.55	$12.18	$10.25	$11.70
Total Return D	21.90%	5.56%	21.10%	(7.07)%	3.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.39%	.39%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.39%	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.39%	.39%	.44%
Net investment income (loss)	1.65%	1.76%	1.81%	2.42%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$4,739	$4,131	$3,962	$1,985	$2,142
Portfolio turnover rate G	16%	18%	13%	15%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.55	$12.19	$10.26	$11.70	$12.56
Income from Investment Operations
Net investment income (loss) B,C	.26	.24	.21	.26	.48
Net realized and unrealized gain (loss)	2.51	.45	1.95	(1.09)	(.25)
Total from investment operations	2.77	.69	2.16	(.83)	.23
Distributions from net investment income	(.26)	(.23)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.14)	(.10)	(.02)	(.36)	(.77)
Total distributions	(.39) D	(.33)	(.23) D	(.61) D	(1.09) D
Net asset value, end of period	$14.93	$12.55	$12.19	$10.26	$11.70
Total Return E,F	22.20%	5.66%	21.18%	(6.88)%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.25%	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.21%	.25%	.25%	.25%	.29% I
Expenses net of all reductions, if any	.21%	.25%	.25%	.25%	.29% I
Net investment income (loss)	1.82%	1.90%	1.95%	2.56%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,526,646	$1,070,002	$705,793	$514,263	$484,158
Portfolio turnover rate J	16%	18%	13%	15%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	163,775	1,241,416
Fidelity Series Emerging Markets Debt Fund (b)	1,658,814	13,884,273
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	383,430	3,573,566
Fidelity Series Floating Rate High Income Fund (b)	266,174	2,305,067
Fidelity Series High Income Fund (b)	1,572,091	13,834,402
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,204,757	27,741,357
Fidelity Series Real Estate Income Fund (b)	229,293	2,295,225
TOTAL BOND FUNDS (Cost $64,529,478)		64,875,306

Domestic Equity Funds - 55.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	15,959,628	341,376,446
Fidelity Series Commodity Strategy Fund (b)	157,413	17,656,977
Fidelity Series Large Cap Growth Index Fund (b)	8,083,965	217,539,485
Fidelity Series Large Cap Stock Fund (b)	8,115,254	213,106,558
Fidelity Series Large Cap Value Index Fund (b)	21,706,381	403,738,686
Fidelity Series Small Cap Core Fund (b)	5,801,935	80,530,862
Fidelity Series Small Cap Opportunities Fund (b)	2,349,179	39,889,065
Fidelity Series Value Discovery Fund (b)	8,576,603	144,258,459
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,167,710,379)		1,458,096,538

International Equity Funds - 41.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,223,330	106,451,468
Fidelity Series Emerging Markets Fund (b)	5,507,089	69,444,386
Fidelity Series Emerging Markets Opportunities Fund (b)	10,605,569	275,638,748
Fidelity Series International Growth Fund (b)	9,483,489	177,625,757
Fidelity Series International Index Fund (b)	4,472,742	68,254,047
Fidelity Series International Small Cap Fund (b)	1,425,328	24,914,735
Fidelity Series International Value Fund (b)	11,287,580	178,343,760
Fidelity Series Overseas Fund (b)	12,249,054	178,101,252
Fidelity Series Select International Small Cap Fund (b)	146,604	2,081,773
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $873,779,374)		1,080,855,926

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	90,000	89,864
US Treasury Bills 0% 4/2/2026 (d)	3.58	40,000	39,995
US Treasury Bills 0% 4/23/2026 (d)	3.63	1,870,000	1,865,852
US Treasury Bills 0% 4/30/2026 (d)	3.61	1,820,000	1,814,679
US Treasury Bills 0% 4/9/2026 (d)	3.54 to 3.55	990,000	989,206
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	1,270,000	1,264,478
US Treasury Bills 0% 5/28/2026 (d)	3.62	620,000	616,429
US Treasury Bills 0% 5/7/2026 (d)	3.62	330,000	328,798
US Treasury Bills 0% 6/18/2026 (d)	3.66	100,000	99,221
US Treasury Bills 0% 6/25/2026 (d)	3.62 to 3.64	260,000	257,798
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,366,562)			7,366,320

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,823,681)	3.69	3,822,916	3,823,681

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,117,209,474)	2,615,017,771
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,027,480)
NET ASSETS - 100.0%	2,613,990,291

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	139	6/2026	20,162,645	121,870
ICE MSCI Emerging Markets Index Contracts (United States)	45	6/2026	3,272,850	55,443

TOTAL EQUITY CONTRACTS				177,313

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	262	6/2026	29,720,625	(577,665)
CBOT US Treasury Long Bond Contracts (United States)	821	6/2026	93,260,469	(2,586,235)
CBOT US Treasury Ultra Bond Contracts (United States)	186	6/2026	21,634,125	(50,707)

TOTAL INTEREST RATE CONTRACTS				(3,214,607)

TOTAL LONG				(3,037,294)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(212)	6/2026	(26,629,320)	(113,476)
CME E-Mini S&P 500 Index Contracts (United States)	(73)	6/2026	(23,983,238)	253,000

TOTAL SHORT				139,524

TOTAL FUTURES CONTRACTS				(2,897,770)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,366,320.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,645,849	55,409,510	58,231,616	143,876	(62)	-	3,823,681	3,822,916	0.0%
Total	6,645,849	55,409,510	58,231,616	143,876	(62)	-	3,823,681

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	944,185	406,260	83,215	46,102	(9,164)	(15,274)	1,241,416	163,775
Fidelity Series Blue Chip Growth Fund	230,588,286	99,192,990	41,888,069	11,564,661	(181,294)	53,664,533	341,376,446	15,959,628
Fidelity Series Canada Fund	53,693,309	44,837,295	9,287,189	1,887,723	246,100	16,961,953	106,451,468	5,223,330
Fidelity Series Commodity Strategy Fund	3,790,068	14,196,252	3,239,541	131,587	277,063	2,633,135	17,656,977	157,413
Fidelity Series Corporate Bond Fund	19,214	179,138	202,391	2,265	3,975	64	-	-
Fidelity Series Emerging Markets Debt Fund	10,030,501	4,092,063	763,033	733,473	(14,882)	539,624	13,884,273	1,658,814
Fidelity Series Emerging Markets Debt Local Currency Fund	2,877,079	862,225	276,451	254,919	(1,816)	112,529	3,573,566	383,430
Fidelity Series Emerging Markets Fund	45,923,841	13,030,915	7,733,822	1,505,505	294,098	17,929,354	69,444,386	5,507,089
Fidelity Series Emerging Markets Opportunities Fund	183,806,127	57,582,697	35,250,488	6,304,846	2,076,884	67,423,528	275,638,748	10,605,569
Fidelity Series Floating Rate High Income Fund	1,854,677	633,417	138,692	161,693	(2,142)	(42,193)	2,305,067	266,174
Fidelity Series Government Bond Index Fund	112,432	609,274	725,545	1,905	4,154	(315)	-	-
Fidelity Series Government Money Market Fund	-	4,147	4,147	8	-	-	-	-
Fidelity Series High Income Fund	10,169,743	4,131,427	754,742	860,753	12,198	275,776	13,834,402	1,572,091
Fidelity Series International Developed Markets Bond Index Fund	18,015,433	4,000,208	22,079,646	622,026	(463,243)	527,248	-	-
Fidelity Series International Growth Fund	124,931,645	56,957,716	9,242,024	13,313,848	(213,957)	5,192,377	177,625,757	9,483,489
Fidelity Series International Index Fund	47,743,851	15,171,091	4,197,184	2,142,808	15,065	9,521,224	68,254,047	4,472,742
Fidelity Series International Small Cap Fund	24,524,541	5,339,947	6,241,798	3,888,247	(59,512)	1,351,557	24,914,735	1,425,328
Fidelity Series International Value Fund	132,019,474	46,684,374	22,291,908	17,295,490	315,098	21,616,722	178,343,760	11,287,580
Fidelity Series Investment Grade Bond Fund	80,328	564,487	651,437	2,664	6,731	(109)	-	-
Fidelity Series Investment Grade Securitized Fund	19,264	170,228	190,218	2,028	719	7	-	-
Fidelity Series Large Cap Growth Index Fund	146,811,812	65,384,450	18,220,077	1,967,967	26,454	23,536,846	217,539,485	8,083,965
Fidelity Series Large Cap Stock Fund	135,208,160	70,742,629	16,400,045	17,566,145	22,250	23,533,564	213,106,558	8,115,254
Fidelity Series Large Cap Value Index Fund	285,419,349	123,258,382	43,721,945	13,428,041	(294,568)	39,077,468	403,738,686	21,706,381
Fidelity Series Long-Term Treasury Bond Index Fund	81,984,275	24,307,560	76,492,746	2,911,336	(12,697,447)	10,639,715	27,741,357	5,204,757
Fidelity Series Overseas Fund	125,402,369	61,806,364	8,195,117	14,031,132	(372,976)	(539,388)	178,101,252	12,249,054
Fidelity Series Real Estate Income Fund	1,886,682	551,063	144,906	118,919	(768)	3,154	2,295,225	229,293
Fidelity Series Select International Small Cap Fund	341,097	1,508,557	93,630	57,243	3,500	322,249	2,081,773	146,604
Fidelity Series Small Cap Core Fund	65,912,002	6,418,571	10,887,022	674,660	592,504	18,494,807	80,530,862	5,801,935
Fidelity Series Small Cap Opportunities Fund	29,306,768	5,973,877	3,901,898	1,723,718	99,180	8,411,138	39,889,065	2,349,179
Fidelity Series Treasury Bill Index Fund	-	413,371	413,776	1,230	405	-	-	-
Fidelity Series Value Discovery Fund	103,000,438	50,885,862	17,751,302	11,764,010	(73,007)	8,196,468	144,258,459	8,576,603
	1,866,416,950	779,896,837	361,464,004	124,966,952	(10,388,398)	329,367,761	2,603,827,770

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	64,875,306	64,875,306	-	-

Domestic Equity Funds	1,458,096,538	1,458,096,538	-	-

International Equity Funds	1,080,855,926	1,080,855,926	-	-

U.S. Treasury Obligations	7,366,320	-	7,366,320	-

Money Market Funds	3,823,681	3,823,681	-	-
Total Investments in Securities:	2,615,017,771	2,607,651,451	7,366,320	-
Derivative Instruments:

Assets
Futures Contracts	430,313	430,313	-	-
Total Assets	430,313	430,313	-	-

Liabilities
Futures Contracts	(3,328,083)	(3,328,083)	-	-
Total Liabilities	(3,328,083)	(3,328,083)	-	-
Total Derivative Instruments:	(2,897,770)	(2,897,770)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	430,313	(113,476)
Total Equity Risk	430,313	(113,476)
Interest Rate Risk
Futures Contracts (a)	-	(3,214,607)
Total Interest Rate Risk	-	(3,214,607)
Total Value of Derivatives	430,313	(3,328,083)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,366,562)	$7,366,320
Fidelity Central Funds (cost $3,823,681)	3,823,681
Other affiliated issuers (cost $2,106,019,231)	2,603,827,770

Total Investment in Securities (cost $2,117,209,474)		$2,615,017,771
Receivable for investments sold		20,957,906
Receivable for fund shares sold		4,113,897
Distributions receivable from Fidelity Central Funds		12,710
Total assets		2,640,102,284
Liabilities
Payable for investments purchased	$21,273,968
Payable for fund shares redeemed	3,798,995
Accrued management fee	599,587
Distribution and service plan fees payable	8,903
Payable for variation margin on futures contracts	430,540
Total liabilities		26,111,993
Net Assets		$2,613,990,291
Net Assets consist of:
Paid in capital		$2,080,003,092
Total accumulated earnings (loss)		533,987,199
Net Assets		$2,613,990,291

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($23,270,156 ÷ 1,572,644 shares)(a)		$14.80
Maximum offering price per share (100/94.25 of $14.80)		$15.70
Class M :
Net Asset Value and redemption price per share ($3,256,687 ÷ 221,336 shares)(a)		$14.71
Maximum offering price per share (100/96.50 of $14.71)		$15.24
Class C :
Net Asset Value and offering price per share ($3,140,054 ÷ 217,538 shares)(a)		$14.43
Fidelity Freedom Blend 2055 Fund :
Net Asset Value, offering price and redemption price per share ($330,834,261 ÷ 22,152,658 shares)		$14.93
Class K :
Net Asset Value, offering price and redemption price per share ($24,231,971 ÷ 1,616,212 shares)		$14.99
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,196,840,621 ÷ 79,480,389 shares)		$15.06
Class I :
Net Asset Value, offering price and redemption price per share ($43,432,210 ÷ 2,908,909 shares)		$14.93
Class Z :
Net Asset Value, offering price and redemption price per share ($4,323,286 ÷ 287,834 shares)		$15.02
Premier Class :
Net Asset Value, offering price and redemption price per share ($984,661,045 ÷ 65,518,138 shares)		$15.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$47,240,467
Interest		274,518
Income from Fidelity Central Funds		143,876
Total income		47,658,861
Expenses
Management fee	$6,592,844
Distribution and service plan fees	95,723
Independent trustees' fees and expenses	5,282
Total expenses before reductions	6,693,849
Expense reductions	(722)
Total expenses after reductions		6,693,127
Net Investment income (loss)		40,965,734
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	229
Fidelity Central Funds	(62)
Other affiliated issuers	(10,388,398)
Futures contracts	(816,189)
Capital gain distributions from underlying funds:
Affiliated issuers	77,726,485
Total net realized gain (loss)		66,522,065
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(124)
Affiliated issuers	329,367,761
Futures contracts	(3,427,044)
Total change in net unrealized appreciation (depreciation)		325,940,593
Net gain (loss)		392,462,658
Net increase (decrease) in net assets resulting from operations		$433,428,392
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$40,965,734	$28,607,712
Net realized gain (loss)	66,522,065	29,379,179
Change in net unrealized appreciation (depreciation)	325,940,593	5,303,513
Net increase (decrease) in net assets resulting from operations	433,428,392	63,290,404
Distributions to shareholders	(61,266,468)	(42,695,673)

Share transactions - net increase (decrease)	364,792,195	644,156,781
Total increase (decrease) in net assets	736,954,119	664,751,512

Net Assets
Beginning of period	1,877,036,172	1,212,284,660
End of period	$2,613,990,291	$1,877,036,172

Financial Highlights
Fidelity Advisor Freedom® Blend 2055 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.46	$12.13	$10.24	$11.70	$12.28
Income from Investment Operations
Net investment income (loss) A,B	.19	.18	.16	.21	.21
Net realized and unrealized gain (loss)	2.48	.44	1.94	(1.09)	.23
Total from investment operations	2.67	.62	2.10	(.88)	.44
Distributions from net investment income	(.21)	(.18)	(.17)	(.22)	(.28)
Distributions from net realized gain	(.13)	(.11)	(.04)	(.36)	(.74)
Total distributions	(.33) C	(.29)	(.21)	(.58)	(1.02)
Net asset value, end of period	$14.80	$12.46	$12.13	$10.24	$11.70
Total Return D,E	21.57%	5.11%	20.66%	(7.33)%	3.10%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.72%	.74%	.74%	.74%	.79%
Expenses net of fee waivers, if any	.72%	.74%	.74%	.74%	.79%
Expenses net of all reductions, if any	.72%	.74%	.74%	.74%	.79%
Net investment income (loss)	1.31%	1.45%	1.49%	2.09%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$23,270	$16,339	$12,328	$5,788	$2,479
Portfolio turnover rate H	15%	17%	13%	14%	20%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.40	$12.09	$10.21	$11.66	$12.26
Income from Investment Operations
Net investment income (loss) A,B	.15	.15	.13	.18	.18
Net realized and unrealized gain (loss)	2.47	.43	1.93	(1.08)	.21
Total from investment operations	2.62	.58	2.06	(.90)	.39
Distributions from net investment income	(.19)	(.16)	(.15)	(.20)	(.25)
Distributions from net realized gain	(.13)	(.11)	(.04)	(.36)	(.74)
Total distributions	(.31) C	(.27)	(.18) C	(.55) C	(.99)
Net asset value, end of period	$14.71	$12.40	$12.09	$10.21	$11.66
Total Return D,E	21.24%	4.79%	20.35%	(7.50)%	2.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.99%	.99%	.99%	1.04%
Expenses net of fee waivers, if any	.97%	.99%	.99%	.99%	1.04%
Expenses net of all reductions, if any	.97%	.99%	.99%	.99%	1.04%
Net investment income (loss)	1.06%	1.20%	1.24%	1.84%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$3,257	$2,465	$1,828	$1,213	$822
Portfolio turnover rate H	15%	17%	13%	14%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$11.90	$10.08	$11.57	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.08	.09	.08	.13	.11
Net realized and unrealized gain (loss)	2.42	.43	1.90	(1.08)	.23
Total from investment operations	2.50	.52	1.98	(.95)	.34
Distributions from net investment income	(.14)	(.12)	(.12)	(.18)	(.22)
Distributions from net realized gain	(.13)	(.11)	(.04)	(.36)	(.74)
Total distributions	(.27)	(.22) C	(.16)	(.54)	(.96)
Net asset value, end of period	$14.43	$12.20	$11.90	$10.08	$11.57
Total Return D,E	20.57%	4.39%	19.72%	(8.06)%	2.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.48%	1.49%	1.49%	1.49%	1.54%
Expenses net of fee waivers, if any	1.48%	1.49%	1.49%	1.49%	1.54%
Expenses net of all reductions, if any	1.48%	1.49%	1.49%	1.49%	1.54%
Net investment income (loss)	.56%	.70%	.74%	1.34%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$3,140	$2,229	$1,854	$1,162	$631
Portfolio turnover rate H	15%	17%	13%	14%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$12.22	$10.30	$11.74	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.22	.21	.19	.23	.24
Net realized and unrealized gain (loss)	2.51	.44	1.95	(1.08)	.23
Total from investment operations	2.73	.65	2.14	(.85)	.47
Distributions from net investment income	(.23)	(.21)	(.18)	(.23)	(.31)
Distributions from net realized gain	(.13)	(.11)	(.04)	(.36)	(.75)
Total distributions	(.36)	(.31) C	(.22)	(.59)	(1.05) C
Net asset value, end of period	$14.93	$12.56	$12.22	$10.30	$11.74
Total Return D	21.83%	5.34%	20.94%	(7.06)%	3.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.49%	.49%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.56%	1.70%	1.74%	2.34%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$330,834	$231,215	$89,294	$51,504	$38,090
Portfolio turnover rate G	15%	17%	13%	14%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.60	$12.25	$10.32	$11.76	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.20	.25	.25
Net realized and unrealized gain (loss)	2.51	.44	1.95	(1.10)	.23
Total from investment operations	2.75	.67	2.15	(.85)	.48
Distributions from net investment income	(.24)	(.21)	(.19)	(.23)	(.30)
Distributions from net realized gain	(.13)	(.11)	(.04)	(.36)	(.75)
Total distributions	(.36) C	(.32)	(.22) C	(.59)	(1.05)
Net asset value, end of period	$14.99	$12.60	$12.25	$10.32	$11.76
Total Return D	21.96%	5.48%	21.03%	(7.00)%	3.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.39%	.39%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.39%	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.39%	.39%	.44%
Net investment income (loss)	1.66%	1.80%	1.84%	2.44%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$24,232	$19,899	$11,486	$7,512	$8,995
Portfolio turnover rate G	15%	17%	13%	14%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.65	$12.30	$10.36	$11.80	$12.35
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.21	.26	.27
Net realized and unrealized gain (loss)	2.53	.44	1.96	(1.10)	.23
Total from investment operations	2.79	.68	2.17	(.84)	.50
Distributions from net investment income	(.25)	(.23)	(.20)	(.24)	(.30)
Distributions from net realized gain	(.13)	(.11)	(.04)	(.36)	(.75)
Total distributions	(.38)	(.33) C	(.23) C	(.60)	(1.05)
Net asset value, end of period	$15.06	$12.65	$12.30	$10.36	$11.80
Total Return D	22.14%	5.55%	21.17%	(6.90)%	3.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.29%	.29%	.29%	.34%
Expenses net of fee waivers, if any	.27%	.29%	.29%	.29%	.34%
Expenses net of all reductions, if any	.27%	.29%	.29%	.29%	.34%
Net investment income (loss)	1.76%	1.88%	1.94%	2.54%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$1,196,841	$910,556	$584,683	$366,099	$287,129
Portfolio turnover rate G	15%	17%	13%	14%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.56	$12.21	$10.29	$11.74	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.22	.22	.19	.23	.24
Net realized and unrealized gain (loss)	2.51	.44	1.94	(1.09)	.23
Total from investment operations	2.73	.66	2.13	(.86)	.47
Distributions from net investment income	(.23)	(.20)	(.18)	(.24)	(.30)
Distributions from net realized gain	(.13)	(.11)	(.04)	(.36)	(.75)
Total distributions	(.36)	(.31)	(.21) C	(.59) C	(1.05)
Net asset value, end of period	$14.93	$12.56	$12.21	$10.29	$11.74
Total Return D	21.80%	5.41%	20.91%	(7.07)%	3.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.49%	.49%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.56%	1.70%	1.74%	2.34%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$43,432	$40,284	$37,002	$29,458	$12,306
Portfolio turnover rate G	15%	17%	13%	14%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$12.27	$10.34	$11.78	$12.36
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.20	.25	.25
Net realized and unrealized gain (loss)	2.52	.45	1.95	(1.10)	.23
Total from investment operations	2.76	.68	2.15	(.85)	.48
Distributions from net investment income	(.24)	(.21)	(.19)	(.23)	(.30)
Distributions from net realized gain	(.13)	(.11)	(.04)	(.36)	(.76)
Total distributions	(.37)	(.32)	(.22) C	(.59)	(1.06)
Net asset value, end of period	$15.02	$12.63	$12.27	$10.34	$11.78
Total Return D	21.93%	5.54%	21.00%	(6.96)%	3.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.39%	.39%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.39%	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.39%	.39%	.44%
Net investment income (loss)	1.66%	1.80%	1.84%	2.44%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$4,323	$3,406	$2,852	$2,025	$1,649
Portfolio turnover rate G	15%	17%	13%	14%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.63	$12.28	$10.34	$11.77	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.27	.25	.22	.26	.48
Net realized and unrealized gain (loss)	2.51	.44	1.96	(1.09)	(.25)
Total from investment operations	2.78	.69	2.18	(.83)	.23
Distributions from net investment income	(.26)	(.23)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.13)	(.11)	(.04)	(.36)	(.75)
Total distributions	(.38) D	(.34)	(.24)	(.60)	(1.08)
Net asset value, end of period	$15.03	$12.63	$12.28	$10.34	$11.77
Total Return E,F	22.15%	5.62%	21.23%	(6.81)%	1.34%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.25%	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.21%	.25%	.25%	.25%	.29% I
Expenses net of all reductions, if any	.21%	.25%	.25%	.25%	.29% I
Net investment income (loss)	1.82%	1.94%	1.98%	2.58%	3.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$984,661	$650,643	$383,150	$259,689	$228,564
Portfolio turnover rate J	15%	17%	13%	14%	20%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	96,508	731,533
Fidelity Series Emerging Markets Debt Fund (b)	933,662	7,814,748
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	214,335	1,997,603
Fidelity Series Floating Rate High Income Fund (b)	153,220	1,326,882
Fidelity Series High Income Fund (b)	878,853	7,733,910
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,350,833	12,529,938
Fidelity Series Real Estate Income Fund (b)	131,613	1,317,446
TOTAL BOND FUNDS (Cost $33,035,888)		33,452,060

Domestic Equity Funds - 55.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	8,945,802	191,350,700
Fidelity Series Commodity Strategy Fund (b)	87,997	9,870,592
Fidelity Series Large Cap Growth Index Fund (b)	4,532,983	121,982,576
Fidelity Series Large Cap Stock Fund (b)	4,550,886	119,506,275
Fidelity Series Large Cap Value Index Fund (b)	12,162,261	226,218,058
Fidelity Series Small Cap Core Fund (b)	3,245,839	45,052,242
Fidelity Series Small Cap Opportunities Fund (b)	1,313,760	22,307,639
Fidelity Series Value Discovery Fund (b)	4,805,308	80,825,278
TOTAL DOMESTIC EQUITY FUNDS (Cost $671,892,923)		817,113,360

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,924,215	59,595,499
Fidelity Series Emerging Markets Fund (b)	3,073,442	38,756,100
Fidelity Series Emerging Markets Opportunities Fund (b)	5,942,479	154,445,036
Fidelity Series International Growth Fund (b)	5,305,525	99,372,488
Fidelity Series International Index Fund (b)	2,510,253	38,306,458
Fidelity Series International Small Cap Fund (b)	796,057	13,915,075
Fidelity Series International Value Fund (b)	6,328,408	99,988,843
Fidelity Series Overseas Fund (b)	6,852,489	99,635,187
Fidelity Series Select International Small Cap Fund (b)	81,531	1,157,735
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $497,161,793)		605,172,421

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/16/2026 (d)	3.60	50,000	49,923
US Treasury Bills 0% 4/2/2026 (d)	3.58	220,000	219,978
US Treasury Bills 0% 4/23/2026 (d)	3.63	840,000	838,137
US Treasury Bills 0% 4/30/2026 (d)	3.61	990,000	987,105
US Treasury Bills 0% 4/9/2026 (d)	3.54	510,000	509,591
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	750,000	746,739
US Treasury Bills 0% 5/28/2026 (d)	3.62	380,000	377,812
US Treasury Bills 0% 5/7/2026 (d)	3.62	180,000	179,344
US Treasury Bills 0% 6/18/2026 (d)	3.66	80,000	79,377
US Treasury Bills 0% 6/25/2026 (d)	3.62 to 3.64	140,000	138,814
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,126,953)			4,126,820

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,042,194)	3.69	2,041,785	2,042,194

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,208,259,751)	1,461,906,855
NET OTHER ASSETS (LIABILITIES) - 0.0%	(583,217)
NET ASSETS - 100.0%	1,461,323,638

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	79	6/2026	11,459,345	71,002
ICE MSCI Emerging Markets Index Contracts (United States)	28	6/2026	2,036,440	31,649

TOTAL EQUITY CONTRACTS				102,651

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	99	6/2026	11,230,313	(218,278)
CBOT US Treasury Long Bond Contracts (United States)	503	6/2026	57,137,656	(1,512,311)
CBOT US Treasury Ultra Bond Contracts (United States)	106	6/2026	12,329,125	(28,863)

TOTAL INTEREST RATE CONTRACTS				(1,759,452)

TOTAL LONG				(1,656,801)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(118)	6/2026	(14,821,980)	(62,018)
CME E-Mini S&P 500 Index Contracts (United States)	(41)	6/2026	(13,470,038)	144,598

TOTAL SHORT				82,580

TOTAL FUTURES CONTRACTS				(1,574,221)
The notional amount of long futures as a percentage of Net Assets is 6.4%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,126,820.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,441,108	29,900,904	31,299,760	76,010	(58)	-	2,042,194	2,041,785	0.0%
Total	3,441,108	29,900,904	31,299,760	76,010	(58)	-	2,042,194

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	494,668	294,742	42,894	25,992	(1,536)	(12,746)	731,533	96,508
Fidelity Series Blue Chip Growth Fund	120,517,786	64,819,886	21,988,953	6,303,509	(98,643)	28,100,624	191,350,700	8,945,802
Fidelity Series Canada Fund	28,063,512	27,453,473	5,193,356	1,041,887	116,079	9,155,791	59,595,499	2,924,215
Fidelity Series Commodity Strategy Fund	1,980,972	8,088,738	1,816,777	72,564	144,265	1,473,394	9,870,592	87,997
Fidelity Series Corporate Bond Fund	9,953	103,346	115,591	1,220	2,264	28	-	-
Fidelity Series Emerging Markets Debt Fund	5,255,306	2,673,177	393,419	400,697	(9,658)	289,342	7,814,748	933,662
Fidelity Series Emerging Markets Debt Local Currency Fund	1,498,078	579,145	133,254	139,787	(729)	54,363	1,997,603	214,335
Fidelity Series Emerging Markets Fund	24,003,254	8,984,466	4,079,921	830,531	164,243	9,684,058	38,756,100	3,073,442
Fidelity Series Emerging Markets Opportunities Fund	96,070,893	39,408,549	18,563,962	3,480,708	1,129,146	36,400,410	154,445,036	5,942,479
Fidelity Series Floating Rate High Income Fund	970,791	452,544	71,490	88,820	(1,443)	(23,520)	1,326,882	153,220
Fidelity Series Government Bond Index Fund	66,635	328,037	396,692	1,025	2,215	(195)	-	-
Fidelity Series Government Money Market Fund	-	4,172	4,172	8	-	-	-	-
Fidelity Series High Income Fund	5,315,404	2,693,483	424,343	469,570	3,516	145,850	7,733,910	878,853
Fidelity Series International Developed Markets Bond Index Fund	9,423,235	2,607,539	12,080,300	328,704	(221,756)	271,282	-	-
Fidelity Series International Growth Fund	65,303,313	36,425,669	4,644,994	7,346,342	(158,748)	2,447,248	99,372,488	5,305,525
Fidelity Series International Index Fund	24,954,521	10,440,502	2,179,104	1,182,628	2,858	5,087,681	38,306,458	2,510,253
Fidelity Series International Small Cap Fund	12,806,160	3,501,978	2,979,201	2,132,852	(69,795)	655,933	13,915,075	796,057
Fidelity Series International Value Fund	68,984,800	31,016,783	11,590,760	9,539,144	20,899	11,557,121	99,988,843	6,328,408
Fidelity Series Investment Grade Bond Fund	49,984	303,790	357,034	1,252	3,338	(78)	-	-
Fidelity Series Investment Grade Securitized Fund	9,978	98,594	109,057	1,095	486	(1)	-	-
Fidelity Series Large Cap Growth Index Fund	76,729,914	42,735,398	9,527,176	1,080,863	(7,445)	12,051,885	121,982,576	4,532,983
Fidelity Series Large Cap Stock Fund	70,664,498	45,099,180	8,683,872	9,533,694	22,834	12,403,635	119,506,275	4,550,886
Fidelity Series Large Cap Value Index Fund	149,186,263	79,191,751	23,099,409	7,408,378	(159,461)	21,098,914	226,218,058	12,162,261
Fidelity Series Long-Term Treasury Bond Index Fund	42,850,890	15,240,881	44,518,809	1,561,463	(5,439,150)	4,396,126	12,529,938	2,350,833
Fidelity Series Overseas Fund	65,544,917	39,112,699	4,101,958	7,742,152	(219,623)	(700,848)	99,635,187	6,852,489
Fidelity Series Real Estate Income Fund	986,124	405,192	73,656	65,567	1,235	(1,449)	1,317,446	131,613
Fidelity Series Select International Small Cap Fund	178,160	893,406	88,173	31,324	3,706	170,636	1,157,735	81,531
Fidelity Series Small Cap Core Fund	34,451,616	5,045,601	4,711,981	371,459	157,274	10,109,732	45,052,242	3,245,839
Fidelity Series Small Cap Opportunities Fund	15,318,205	4,072,950	1,664,185	942,717	3,131	4,577,538	22,307,639	1,313,760
Fidelity Series Treasury Bill Index Fund	-	309,255	309,555	917	300	-	-	-
Fidelity Series Value Discovery Fund	53,837,832	32,145,301	9,465,792	6,511,643	(60,034)	4,367,971	80,825,278	4,805,308
	975,527,662	504,530,227	193,409,840	68,638,512	(4,670,232)	173,760,725	1,455,737,841

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	33,452,060	33,452,060	-	-

Domestic Equity Funds	817,113,360	817,113,360	-	-

International Equity Funds	605,172,421	605,172,421	-	-

U.S. Treasury Obligations	4,126,820	-	4,126,820	-

Money Market Funds	2,042,194	2,042,194	-	-
Total Investments in Securities:	1,461,906,855	1,457,780,035	4,126,820	-
Derivative Instruments:

Assets
Futures Contracts	247,249	247,249	-	-
Total Assets	247,249	247,249	-	-

Liabilities
Futures Contracts	(1,821,470)	(1,821,470)	-	-
Total Liabilities	(1,821,470)	(1,821,470)	-	-
Total Derivative Instruments:	(1,574,221)	(1,574,221)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	247,249	(62,018)
Total Equity Risk	247,249	(62,018)
Interest Rate Risk
Futures Contracts (a)	-	(1,759,452)
Total Interest Rate Risk	-	(1,759,452)
Total Value of Derivatives	247,249	(1,821,470)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,126,953)	$4,126,820
Fidelity Central Funds (cost $2,042,194)	2,042,194
Other affiliated issuers (cost $1,202,090,604)	1,455,737,841

Total Investment in Securities (cost $1,208,259,751)		$1,461,906,855
Cash		1
Receivable for investments sold		10,269,036
Receivable for fund shares sold		2,480,210
Distributions receivable from Fidelity Central Funds		6,867
Total assets		1,474,662,969
Liabilities
Payable for investments purchased	$11,564,178
Payable for fund shares redeemed	1,185,389
Accrued management fee	337,386
Distribution and service plan fees payable	6,389
Payable for variation margin on futures contracts	245,989
Total liabilities		13,339,331
Net Assets		$1,461,323,638
Net Assets consist of:
Paid in capital		$1,187,730,568
Total accumulated earnings (loss)		273,593,070
Net Assets		$1,461,323,638

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($14,539,954 ÷ 971,373 shares)(a)		$14.97
Maximum offering price per share (100/94.25 of $14.97)		$15.88
Class M :
Net Asset Value and redemption price per share ($2,280,006 ÷ 153,380 shares)(a)		$14.87
Maximum offering price per share (100/96.50 of $14.87)		$15.41
Class C :
Net Asset Value and offering price per share ($2,846,862 ÷ 194,791 shares)(a)		$14.61
Fidelity Freedom Blend 2060 Fund :
Net Asset Value, offering price and redemption price per share ($172,420,000 ÷ 11,424,168 shares)		$15.09
Class K :
Net Asset Value, offering price and redemption price per share ($16,346,245 ÷ 1,080,117 shares)		$15.13
Class K6 :
Net Asset Value, offering price and redemption price per share ($749,108,183 ÷ 49,306,992 shares)		$15.19
Class I :
Net Asset Value, offering price and redemption price per share ($27,748,659 ÷ 1,840,007 shares)		$15.08
Class Z :
Net Asset Value, offering price and redemption price per share ($2,059,991 ÷ 135,854 shares)		$15.16
Premier Class :
Net Asset Value, offering price and redemption price per share ($473,973,738 ÷ 31,222,957 shares)		$15.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$25,959,945
Interest		148,601
Income from Fidelity Central Funds		76,010
Total income		26,184,556
Expenses
Management fee	$3,610,611
Distribution and service plan fees	66,816
Independent trustees' fees and expenses	2,852
Total expenses before reductions	3,680,279
Expense reductions	(63)
Total expenses after reductions		3,680,216
Net Investment income (loss)		22,504,340
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	108
Fidelity Central Funds	(58)
Other affiliated issuers	(4,670,232)
Futures contracts	(471,340)
Capital gain distributions from underlying funds:
Affiliated issuers	42,678,567
Total net realized gain (loss)		37,537,045
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(71)
Affiliated issuers	173,760,725
Futures contracts	(1,849,564)
Total change in net unrealized appreciation (depreciation)		171,911,090
Net gain (loss)		209,448,135
Net increase (decrease) in net assets resulting from operations		$231,952,475
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,504,340	$14,619,980
Net realized gain (loss)	37,537,045	14,512,354
Change in net unrealized appreciation (depreciation)	171,911,090	2,626,289
Net increase (decrease) in net assets resulting from operations	231,952,475	31,758,623
Distributions to shareholders	(33,961,879)	(23,059,514)

Share transactions - net increase (decrease)	282,303,339	371,633,617
Total increase (decrease) in net assets	480,293,935	380,332,726

Net Assets
Beginning of period	981,029,703	600,696,977
End of period	$1,461,323,638	$981,029,703

Financial Highlights
Fidelity Advisor Freedom® Blend 2060 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.61	$12.29	$10.37	$11.82	$12.38
Income from Investment Operations
Net investment income (loss) A,B	.19	.19	.17	.21	.24
Net realized and unrealized gain (loss)	2.51	.44	1.96	(1.10)	.20
Total from investment operations	2.70	.63	2.13	(.89)	.44
Distributions from net investment income	(.21)	(.18)	(.17)	(.21)	(.28)
Distributions from net realized gain	(.13)	(.13)	(.04)	(.35)	(.72)
Total distributions	(.34)	(.31)	(.21)	(.56)	(1.00)
Net asset value, end of period	$14.97	$12.61	$12.29	$10.37	$11.82
Total Return C,D	21.49%	5.14%	20.72%	(7.33)%	3.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.72%	.74%	.74%	.74%	.79%
Expenses net of fee waivers, if any	.72%	.74%	.74%	.74%	.79%
Expenses net of all reductions, if any	.72%	.74%	.74%	.74%	.79%
Net investment income (loss)	1.33%	1.47%	1.51%	2.12%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$14,540	$10,085	$7,707	$3,697	$2,021
Portfolio turnover rate G	15%	17%	14%	14%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$12.23	$10.33	$11.78	$12.35
Income from Investment Operations
Net investment income (loss) A,B	.16	.15	.14	.19	.21
Net realized and unrealized gain (loss)	2.50	.44	1.95	(1.10)	.19
Total from investment operations	2.66	.59	2.09	(.91)	.40
Distributions from net investment income	(.19)	(.16)	(.15)	(.19)	(.25)
Distributions from net realized gain	(.13)	(.13)	(.04)	(.35)	(.72)
Total distributions	(.32)	(.29)	(.19)	(.54)	(.97)
Net asset value, end of period	$14.87	$12.53	$12.23	$10.33	$11.78
Total Return C,D	21.30%	4.83%	20.34%	(7.55)%	2.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.97%	.99%	.99%	.99%	1.04%
Expenses net of fee waivers, if any	.97%	.99%	.99%	.99%	1.04%
Expenses net of all reductions, if any	.97%	.99%	.99%	.99%	1.04%
Net investment income (loss)	1.08%	1.22%	1.26%	1.87%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,280	$1,674	$1,299	$836	$589
Portfolio turnover rate G	15%	17%	14%	14%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$12.08	$10.22	$11.68	$12.27
Income from Investment Operations
Net investment income (loss) A,B	.08	.09	.08	.14	.14
Net realized and unrealized gain (loss)	2.45	.43	1.93	(1.09)	.20
Total from investment operations	2.53	.52	2.01	(.95)	.34
Distributions from net investment income	(.14)	(.12)	(.11)	(.16)	(.21)
Distributions from net realized gain	(.13)	(.13)	(.04)	(.35)	(.72)
Total distributions	(.27)	(.25)	(.15)	(.51)	(.93)
Net asset value, end of period	$14.61	$12.35	$12.08	$10.22	$11.68
Total Return C,D	20.59%	4.31%	19.77%	(8.01)%	2.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.48%	1.49%	1.49%	1.49%	1.54%
Expenses net of fee waivers, if any	1.48%	1.49%	1.49%	1.49%	1.54%
Expenses net of all reductions, if any	1.48%	1.49%	1.49%	1.49%	1.54%
Net investment income (loss)	.58%	.71%	.76%	1.37%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$2,847	$1,891	$1,451	$1,023	$644
Portfolio turnover rate G	15%	17%	14%	14%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$12.37	$10.42	$11.86	$12.41
Income from Investment Operations
Net investment income (loss) A,B	.23	.22	.20	.24	.27
Net realized and unrealized gain (loss)	2.53	.45	1.97	(1.11)	.20
Total from investment operations	2.76	.67	2.17	(.87)	.47
Distributions from net investment income	(.23)	(.21)	(.18)	(.22)	(.30)
Distributions from net realized gain	(.13)	(.13)	(.04)	(.35)	(.72)
Total distributions	(.37) C	(.34)	(.22)	(.57)	(1.02)
Net asset value, end of period	$15.09	$12.70	$12.37	$10.42	$11.86
Total Return D	21.81%	5.37%	21.04%	(7.13)%	3.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.49%	.49%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.58%	1.71%	1.76%	2.37%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$172,420	$107,170	$38,290	$18,866	$14,201
Portfolio turnover rate G	15%	17%	14%	14%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.73	$12.39	$10.44	$11.87	$12.42
Income from Investment Operations
Net investment income (loss) A,B	.25	.23	.21	.25	.29
Net realized and unrealized gain (loss)	2.52	.46	1.97	(1.10)	.19
Total from investment operations	2.77	.69	2.18	(.85)	.48
Distributions from net investment income	(.24)	(.22)	(.19)	(.23)	(.30)
Distributions from net realized gain	(.13)	(.13)	(.04)	(.35)	(.72)
Total distributions	(.37)	(.35)	(.23)	(.58)	(1.03) C
Net asset value, end of period	$15.13	$12.73	$12.39	$10.44	$11.87
Total Return D	21.87%	5.54%	21.04%	(6.96)%	3.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.39%	.39%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.39%	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.39%	.39%	.44%
Net investment income (loss)	1.68%	1.82%	1.86%	2.47%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$16,346	$12,111	$5,688	$3,416	$3,292
Portfolio turnover rate G	15%	17%	14%	14%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.77	$12.43	$10.47	$11.90	$12.44
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.22	.26	.30
Net realized and unrealized gain (loss)	2.55	.46	1.98	(1.11)	.19
Total from investment operations	2.81	.70	2.20	(.85)	.49
Distributions from net investment income	(.25)	(.23)	(.20)	(.24)	(.31)
Distributions from net realized gain	(.13)	(.13)	(.04)	(.35)	(.73)
Total distributions	(.39) C	(.36)	(.24)	(.58) C	(1.03) C
Net asset value, end of period	$15.19	$12.77	$12.43	$10.47	$11.90
Total Return D	22.07%	5.60%	21.18%	(6.88)%	3.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.29%	.29%	.29%	.34%
Expenses net of fee waivers, if any	.27%	.29%	.29%	.29%	.34%
Expenses net of all reductions, if any	.27%	.29%	.29%	.29%	.34%
Net investment income (loss)	1.78%	1.87%	1.96%	2.57%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$749,108	$541,837	$334,726	$191,249	$133,842
Portfolio turnover rate G	15%	17%	14%	14%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.69	$12.35	$10.41	$11.85	$12.40
Income from Investment Operations
Net investment income (loss) A,B	.23	.22	.19	.24	.27
Net realized and unrealized gain (loss)	2.52	.45	1.97	(1.10)	.20
Total from investment operations	2.75	.67	2.16	(.86)	.47
Distributions from net investment income	(.23)	(.20)	(.18)	(.23)	(.30)
Distributions from net realized gain	(.13)	(.13)	(.04)	(.35)	(.72)
Total distributions	(.36)	(.33)	(.22)	(.58)	(1.02)
Net asset value, end of period	$15.08	$12.69	$12.35	$10.41	$11.85
Total Return C	21.78%	5.44%	20.91%	(7.05)%	3.33%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.49%	.49%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.58%	1.72%	1.76%	2.37%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$27,749	$21,984	$19,592	$14,510	$5,359
Portfolio turnover rate F	15%	17%	14%	14%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.75	$12.41	$10.45	$11.89	$12.45
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.21	.25	.29
Net realized and unrealized gain (loss)	2.53	.44	1.98	(1.11)	.19
Total from investment operations	2.78	.68	2.19	(.86)	.48
Distributions from net investment income	(.24)	(.21)	(.19)	(.23)	(.31)
Distributions from net realized gain	(.13)	(.13)	(.04)	(.35)	(.73)
Total distributions	(.37)	(.34)	(.23)	(.58)	(1.04)
Net asset value, end of period	$15.16	$12.75	$12.41	$10.45	$11.89
Total Return C	21.92%	5.50%	21.12%	(7.02)%	3.38%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.37%	.39%	.39%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.39%	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.39%	.39%	.44%
Net investment income (loss)	1.68%	1.82%	1.86%	2.47%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$2,060	$1,531	$1,148	$832	$545
Portfolio turnover rate F	15%	17%	14%	14%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.76	$12.42	$10.46	$11.89	$12.71
Income from Investment Operations
Net investment income (loss) B,C	.27	.25	.22	.27	.48
Net realized and unrealized gain (loss)	2.54	.45	1.98	(1.11)	(.25)
Total from investment operations	2.81	.70	2.20	(.84)	.23
Distributions from net investment income	(.26)	(.24)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.13)	(.13)	(.04)	(.35)	(.73)
Total distributions	(.39)	(.36) D	(.24)	(.59)	(1.05) D
Net asset value, end of period	$15.18	$12.76	$12.42	$10.46	$11.89
Total Return E,F	22.15%	5.67%	21.22%	(6.86)%	1.36%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.21%	.25%	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.21%	.25%	.25%	.25%	.29% I
Expenses net of all reductions, if any	.21%	.25%	.25%	.25%	.29% I
Net investment income (loss)	1.85%	1.96%	2.00%	2.61%	3.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$473,974	$282,747	$144,882	$85,062	$62,129
Portfolio turnover rate J	15%	17%	14%	14%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 2.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	40,431	306,463
Fidelity Series Emerging Markets Debt Fund (b)	359,477	3,008,822
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	82,046	764,664
Fidelity Series Floating Rate High Income Fund (b)	61,852	535,639
Fidelity Series High Income Fund (b)	337,334	2,968,536
Fidelity Series Long-Term Treasury Bond Index Fund (b)	902,048	4,807,917
Fidelity Series Real Estate Income Fund (b)	53,132	531,855
TOTAL BOND FUNDS (Cost $12,657,204)		12,923,896

Domestic Equity Funds - 55.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	3,434,103	73,455,455
Fidelity Series Commodity Strategy Fund (b)	33,774	3,788,445
Fidelity Series Large Cap Growth Index Fund (b)	1,740,068	46,825,240
Fidelity Series Large Cap Stock Fund (b)	1,746,684	45,867,933
Fidelity Series Large Cap Value Index Fund (b)	4,680,959	87,065,838
Fidelity Series Small Cap Core Fund (b)	1,208,776	16,777,807
Fidelity Series Small Cap Opportunities Fund (b)	503,942	8,556,936
Fidelity Series Value Discovery Fund (b)	1,858,371	31,257,797
TOTAL DOMESTIC EQUITY FUNDS (Cost $270,361,185)		313,595,451

International Equity Funds - 41.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,122,106	22,868,522
Fidelity Series Emerging Markets Fund (b)	1,182,705	14,913,907
Fidelity Series Emerging Markets Opportunities Fund (b)	2,279,289	59,238,725
Fidelity Series International Growth Fund (b)	2,036,469	38,143,072
Fidelity Series International Index Fund (b)	963,190	14,698,277
Fidelity Series International Small Cap Fund (b)	305,035	5,332,017
Fidelity Series International Value Fund (b)	2,428,674	38,373,044
Fidelity Series Overseas Fund (b)	2,630,291	38,244,430
Fidelity Series Select International Small Cap Fund (b)	31,397	445,840
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $197,494,581)		232,257,834

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026 (d)	3.58	90,000	89,991
US Treasury Bills 0% 4/23/2026 (d)	3.63	140,000	139,689
US Treasury Bills 0% 4/30/2026 (d)	3.61	340,000	339,007
US Treasury Bills 0% 4/9/2026 (d)	3.54	190,000	189,848
US Treasury Bills 0% 5/14/2026 (d)	3.62 to 3.64	260,000	258,869
US Treasury Bills 0% 5/28/2026 (d)	3.62	170,000	169,021
US Treasury Bills 0% 5/7/2026 (d)	3.62	70,000	69,745
US Treasury Bills 0% 6/18/2026 (d)	3.66	70,000	69,454
US Treasury Bills 0% 6/25/2026 (d)	3.62	40,000	39,661
US Treasury Bills 0% 6/4/2026 (d)	3.63	200,000	198,715
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,564,050)			1,564,000

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $741,751)	3.69	741,602	741,751

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $482,818,771)	561,082,932
NET OTHER ASSETS (LIABILITIES) - 0.0%	(231,154)
NET ASSETS - 100.0%	560,851,778

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	30	6/2026	4,351,650	23,108
ICE MSCI Emerging Markets Index Contracts (United States)	11	6/2026	800,030	11,660

TOTAL EQUITY CONTRACTS				34,768

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	38	6/2026	4,310,625	(83,784)
CBOT US Treasury Long Bond Contracts (United States)	193	6/2026	21,923,594	(572,215)
CBOT US Treasury Ultra Bond Contracts (United States)	41	6/2026	4,768,813	(11,316)

TOTAL INTEREST RATE CONTRACTS				(667,315)

TOTAL LONG				(632,547)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(45)	6/2026	(5,652,450)	(21,406)
CME E-Mini S&P 500 Index Contracts (United States)	(16)	6/2026	(5,256,600)	51,642

TOTAL SHORT				30,236

TOTAL FUTURES CONTRACTS				(602,311)
The notional amount of long futures as a percentage of Net Assets is 6.5%.
The notional amount of short futures as a percentage of Net Assets is 1.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,564,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,210,595	10,307,568	10,776,383	25,605	(29)	-	741,751	741,602	0.0%
Total	1,210,595	10,307,568	10,776,383	25,605	(29)	-	741,751

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	164,333	165,149	16,969	9,991	(271)	(5,566)	306,463	40,431
Fidelity Series Blue Chip Growth Fund	39,597,246	32,621,949	7,964,503	2,269,693	(66,867)	9,267,630	73,455,455	3,434,103
Fidelity Series Canada Fund	9,220,194	12,352,427	1,964,456	383,958	34,576	3,225,781	22,868,522	1,122,106
Fidelity Series Commodity Strategy Fund	650,860	3,232,370	702,415	27,437	37,753	569,877	3,788,445	33,774
Fidelity Series Corporate Bond Fund	4,271	41,166	45,857	203	412	8	-	-
Fidelity Series Emerging Markets Debt Fund	1,752,113	1,348,016	188,735	146,839	1,022	96,406	3,008,822	359,477
Fidelity Series Emerging Markets Debt Local Currency Fund	481,111	309,448	39,562	50,431	(692)	14,359	764,664	82,046
Fidelity Series Emerging Markets Fund	7,886,325	5,045,953	1,479,879	305,832	34,914	3,426,594	14,913,907	1,182,705
Fidelity Series Emerging Markets Opportunities Fund	31,564,346	21,220,628	6,718,665	1,281,195	352,819	12,819,597	59,238,725	2,279,289
Fidelity Series Floating Rate High Income Fund	320,798	252,745	28,282	32,581	(314)	(9,308)	535,639	61,852
Fidelity Series Government Bond Index Fund	24,496	117,347	142,539	358	769	(73)	-	-
Fidelity Series Government Money Market Fund	-	3,022	3,022	6	-	-	-	-
Fidelity Series High Income Fund	1,746,298	1,370,824	196,310	170,748	(897)	48,621	2,968,536	337,334
Fidelity Series International Developed Markets Bond Index Fund	3,102,662	1,428,689	4,548,477	116,718	(67,658)	84,784	-	-
Fidelity Series International Growth Fund	21,468,595	18,041,018	1,843,000	2,704,484	(79,074)	555,533	38,143,072	2,036,469
Fidelity Series International Index Fund	8,198,842	5,629,643	870,943	435,413	(384)	1,741,119	14,698,277	963,190
Fidelity Series International Small Cap Fund	4,201,693	2,024,721	1,004,350	779,553	(46,445)	156,398	5,332,017	305,035
Fidelity Series International Value Fund	22,646,077	16,090,244	4,236,131	3,511,063	(35,138)	3,907,992	38,373,044	2,428,674
Fidelity Series Investment Grade Bond Fund	19,033	108,942	129,014	374	1,071	(32)	-	-
Fidelity Series Investment Grade Securitized Fund	4,280	39,559	43,923	227	87	(3)	-	-
Fidelity Series Large Cap Growth Index Fund	25,210,685	21,422,921	3,533,728	395,123	(24,187)	3,749,549	46,825,240	1,740,068
Fidelity Series Large Cap Stock Fund	23,217,727	21,771,319	3,272,368	3,427,262	(7,447)	4,158,702	45,867,933	1,746,684
Fidelity Series Large Cap Value Index Fund	49,009,413	39,183,236	8,451,468	2,731,582	(97,247)	7,421,904	87,065,838	4,680,959
Fidelity Series Long-Term Treasury Bond Index Fund	14,078,539	7,463,489	16,390,275	553,971	(994,349)	650,513	4,807,917	902,048
Fidelity Series Overseas Fund	21,534,939	19,011,001	1,628,972	2,850,194	(95,583)	(576,955)	38,244,430	2,630,291
Fidelity Series Real Estate Income Fund	323,999	237,616	28,468	24,275	546	(1,838)	531,855	53,132
Fidelity Series Select International Small Cap Fund	58,494	397,099	70,628	11,333	2,920	57,955	445,840	31,397
Fidelity Series Small Cap Core Fund	11,319,472	3,297,659	1,449,055	136,276	30,533	3,579,198	16,777,807	1,208,776
Fidelity Series Small Cap Opportunities Fund	5,032,939	2,383,344	463,669	340,295	4,043	1,600,279	8,556,936	503,942
Fidelity Series Treasury Bill Index Fund	-	109,305	109,408	319	103	-	-	-
Fidelity Series Value Discovery Fund	17,688,804	15,515,835	3,370,854	2,430,878	(39,293)	1,463,305	31,257,797	1,858,371
	320,528,584	252,236,684	70,935,925	25,128,612	(1,054,278)	58,002,329	558,777,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	12,923,896	12,923,896	-	-

Domestic Equity Funds	313,595,451	313,595,451	-	-

International Equity Funds	232,257,834	232,257,834	-	-

U.S. Treasury Obligations	1,564,000	-	1,564,000	-

Money Market Funds	741,751	741,751	-	-
Total Investments in Securities:	561,082,932	559,518,932	1,564,000	-
Derivative Instruments:

Assets
Futures Contracts	86,410	86,410	-	-
Total Assets	86,410	86,410	-	-

Liabilities
Futures Contracts	(688,721)	(688,721)	-	-
Total Liabilities	(688,721)	(688,721)	-	-
Total Derivative Instruments:	(602,311)	(602,311)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	86,410	(21,406)
Total Equity Risk	86,410	(21,406)
Interest Rate Risk
Futures Contracts (a)	-	(667,315)
Total Interest Rate Risk	-	(667,315)
Total Value of Derivatives	86,410	(688,721)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,564,050)	$1,564,000
Fidelity Central Funds (cost $741,751)	741,751
Other affiliated issuers (cost $480,512,970)	558,777,181

Total Investment in Securities (cost $482,818,771)		$561,082,932
Receivable for investments sold		4,081,030
Receivable for fund shares sold		1,345,177
Distributions receivable from Fidelity Central Funds		2,531
Total assets		566,511,670
Liabilities
Payable for investments purchased	$4,599,012
Payable for fund shares redeemed	828,533
Accrued management fee	132,451
Distribution and service plan fees payable	4,829
Payable for variation margin on futures contracts	95,067
Total liabilities		5,659,892
Net Assets		$560,851,778
Net Assets consist of:
Paid in capital		$475,293,138
Total accumulated earnings (loss)		85,558,640
Net Assets		$560,851,778

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($11,730,159 ÷ 757,035 shares)(a)		$15.49
Maximum offering price per share (100/94.25 of $15.49)		$16.44
Class M :
Net Asset Value and redemption price per share ($1,311,451 ÷ 84,898 shares)(a)		$15.45
Maximum offering price per share (100/96.50 of $15.45)		$16.01
Class C :
Net Asset Value and offering price per share ($2,203,158 ÷ 144,640 shares)(a)		$15.23
Fidelity Freedom Blend 2065 Fund :
Net Asset Value, offering price and redemption price per share ($74,906,634 ÷ 4,793,491 shares)		$15.63
Class K :
Net Asset Value, offering price and redemption price per share ($8,352,023 ÷ 532,435 shares)		$15.69
Class K6 :
Net Asset Value, offering price and redemption price per share ($297,264,321 ÷ 18,943,785 shares)		$15.69
Class I :
Net Asset Value, offering price and redemption price per share ($9,047,624 ÷ 578,124 shares)		$15.65
Class Z :
Net Asset Value, offering price and redemption price per share ($1,358,328 ÷ 86,484 shares)		$15.71
Premier Class :
Net Asset Value, offering price and redemption price per share ($154,678,080 ÷ 9,857,656 shares)		$15.69
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$9,512,099
Interest		52,757
Income from Fidelity Central Funds		25,605
Total income		9,590,461
Expenses
Management fee	$1,336,669
Distribution and service plan fees	49,040
Independent trustees' fees and expenses	1,008
Total expenses before reductions	1,386,717
Expense reductions	(182)
Total expenses after reductions		1,386,535
Net Investment income (loss)		8,203,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	3
Fidelity Central Funds	(29)
Other affiliated issuers	(1,054,278)
Futures contracts	(105,280)
Capital gain distributions from underlying funds:
Affiliated issuers	15,616,513
Total net realized gain (loss)		14,456,929
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(35)
Affiliated issuers	58,002,329
Futures contracts	(686,009)
Total change in net unrealized appreciation (depreciation)		57,316,285
Net gain (loss)		71,773,214
Net increase (decrease) in net assets resulting from operations		$79,977,140
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,203,926	$4,518,067
Net realized gain (loss)	14,456,929	5,017,186
Change in net unrealized appreciation (depreciation)	57,316,285	(1,008,553)
Net increase (decrease) in net assets resulting from operations	79,977,140	8,526,700
Distributions to shareholders	(12,718,744)	(7,536,724)

Share transactions - net increase (decrease)	171,263,687	158,755,706
Total increase (decrease) in net assets	238,522,083	159,745,682

Net Assets
Beginning of period	322,329,695	162,584,013
End of period	$560,851,778	$322,329,695

Financial Highlights
Fidelity Advisor Freedom® Blend 2065 Fund Class A

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.06	$12.76	$10.77	$12.21	$12.64
Income from Investment Operations
Net investment income (loss) A,B	.21	.20	.19	.23	.27
Net realized and unrealized gain (loss)	2.58	.45	2.01	(1.15)	.17
Total from investment operations	2.79	.65	2.20	(.92)	.44
Distributions from net investment income	(.21)	(.19)	(.17)	(.22)	(.27)
Distributions from net realized gain	(.15)	(.16)	(.05)	(.31)	(.61)
Total distributions	(.36)	(.35)	(.21) C	(.52) C	(.87) C
Net asset value, end of period	$15.49	$13.06	$12.76	$10.77	$12.21
Total Return D,E	21.48%	5.12%	20.63%	(7.34)%	3.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.74%	.75% H	.74%	.79%
Expenses net of fee waivers, if any	.72%	.74%	.75% H	.74%	.79%
Expenses net of all reductions, if any	.72%	.74%	.75% H	.74%	.79%
Net investment income (loss)	1.37%	1.52%	1.70%	2.20%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$11,730	$6,792	$4,683	$2,077	$869
Portfolio turnover rate I	16%	16%	36%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class M

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.03	$12.73	$10.76	$12.19	$12.63
Income from Investment Operations
Net investment income (loss) A,B	.17	.17	.16	.20	.23
Net realized and unrealized gain (loss)	2.59	.45	2.00	(1.13)	.17
Total from investment operations	2.76	.62	2.16	(.93)	.40
Distributions from net investment income	(.19)	(.16)	(.15)	(.19)	(.23)
Distributions from net realized gain	(.15)	(.16)	(.05)	(.31)	(.61)
Total distributions	(.34)	(.32)	(.19) C	(.50)	(.84)
Net asset value, end of period	$15.45	$13.03	$12.73	$10.76	$12.19
Total Return D,E	21.26%	4.89%	20.25%	(7.50)%	2.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.99%	1.00% H	.99%	1.04%
Expenses net of fee waivers, if any	.97%	.99%	1.00% H	.99%	1.04%
Expenses net of all reductions, if any	.97%	.99%	1.00% H	.99%	1.04%
Net investment income (loss)	1.12%	1.27%	1.45%	1.95%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,311	$836	$653	$422	$338
Portfolio turnover rate I	16%	16%	36%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class C

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$12.61	$10.67	$12.11	$12.58
Income from Investment Operations
Net investment income (loss) A,B	.09	.10	.11	.15	.17
Net realized and unrealized gain (loss)	2.56	.44	1.98	(1.13)	.16
Total from investment operations	2.65	.54	2.09	(.98)	.33
Distributions from net investment income	(.13)	(.12)	(.10)	(.16)	(.19)
Distributions from net realized gain	(.15)	(.16)	(.05)	(.31)	(.61)
Total distributions	(.29) C	(.28)	(.15)	(.46) C	(.80)
Net asset value, end of period	$15.23	$12.87	$12.61	$10.67	$12.11
Total Return D,E	20.64%	4.29%	19.71%	(7.95)%	2.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47%	1.49%	1.50%	1.49%	1.54%
Expenses net of fee waivers, if any	1.47%	1.49%	1.49%	1.49%	1.54%
Expenses net of all reductions, if any	1.47%	1.49%	1.49%	1.49%	1.54%
Net investment income (loss)	.62%	.77%	.95%	1.45%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$2,203	$1,558	$1,123	$606	$501
Portfolio turnover rate H	16%	16%	36%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.16	$12.84	$10.83	$12.25	$12.67
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.22	.26	.30
Net realized and unrealized gain (loss)	2.61	.45	2.02	(1.15)	.18
Total from investment operations	2.86	.69	2.24	(.89)	.48
Distributions from net investment income	(.24)	(.21)	(.19)	(.23)	(.29)
Distributions from net realized gain	(.15)	(.16)	(.05)	(.31)	(.61)
Total distributions	(.39)	(.37)	(.23) C	(.53) C	(.90)
Net asset value, end of period	$15.63	$13.16	$12.84	$10.83	$12.25
Total Return D	21.82%	5.41%	20.87%	(7.05)%	3.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.49%	.50%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.62%	1.77%	1.95%	2.45%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$74,907	$38,968	$11,927	$5,708	$3,662
Portfolio turnover rate G	16%	16%	36%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund Class K

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.19	$12.87	$10.85	$12.28	$12.69
Income from Investment Operations
Net investment income (loss) A,B	.26	.25	.24	.27	.32
Net realized and unrealized gain (loss)	2.63	.45	2.01	(1.15)	.17
Total from investment operations	2.89	.70	2.25	(.88)	.49
Distributions from net investment income	(.24)	(.22)	(.19)	(.24)	(.29)
Distributions from net realized gain	(.15)	(.16)	(.05)	(.31)	(.61)
Total distributions	(.39)	(.38)	(.23) C	(.55)	(.90)
Net asset value, end of period	$15.69	$13.19	$12.87	$10.85	$12.28
Total Return D	22.03%	5.48%	20.93%	(6.96)%	3.47%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.39%	.40% G	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.40% G	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.40% G	.39%	.44%
Net investment income (loss)	1.72%	1.87%	2.04%	2.55%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$8,352	$6,536	$2,432	$1,095	$393
Portfolio turnover rate H	16%	16%	36%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund Class K6

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$12.87	$10.85	$12.26	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.28	.26	.25	.28	.32
Net realized and unrealized gain (loss)	2.62	.46	2.02	(1.14)	.18
Total from investment operations	2.90	.72	2.27	(.86)	.50
Distributions from net investment income	(.26)	(.23)	(.20)	(.24)	(.30)
Distributions from net realized gain	(.15)	(.16)	(.05)	(.31)	(.62)
Total distributions	(.41)	(.39)	(.25)	(.55)	(.92)
Net asset value, end of period	$15.69	$13.20	$12.87	$10.85	$12.26
Total Return C	22.04%	5.63%	21.10%	(6.83)%	3.50%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.27%	.29%	.30%	.29%	.34%
Expenses net of fee waivers, if any	.27%	.29%	.29%	.29%	.34%
Expenses net of all reductions, if any	.27%	.29%	.29%	.29%	.34%
Net investment income (loss)	1.82%	1.93%	2.15%	2.65%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$297,264	$189,149	$100,971	$47,534	$22,401
Portfolio turnover rate F	16%	16%	36%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.17	$12.85	$10.83	$12.26	$12.68
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.22	.26	.30
Net realized and unrealized gain (loss)	2.62	.45	2.03	(1.16)	.18
Total from investment operations	2.87	.69	2.25	(.90)	.48
Distributions from net investment income	(.24)	(.21)	(.18)	(.23)	(.29)
Distributions from net realized gain	(.15)	(.16)	(.05)	(.31)	(.61)
Total distributions	(.39)	(.37)	(.23)	(.53) C	(.90)
Net asset value, end of period	$15.65	$13.17	$12.85	$10.83	$12.26
Total Return D	21.85%	5.37%	20.95%	(7.12)%	3.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.49%	.50%	.49%	.54%
Expenses net of fee waivers, if any	.47%	.49%	.49%	.49%	.54%
Expenses net of all reductions, if any	.47%	.49%	.49%	.49%	.54%
Net investment income (loss)	1.62%	1.77%	1.95%	2.45%	2.30%
Supplemental Data
Net assets, end of period (000 omitted)	$9,048	$6,209	$4,265	$2,374	$1,305
Portfolio turnover rate G	16%	16%	36%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class Z

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$13.21	$12.89	$10.87	$12.29	$12.70
Income from Investment Operations
Net investment income (loss) A,B	.26	.25	.24	.27	.32
Net realized and unrealized gain (loss)	2.64	.46	2.02	(1.15)	.17
Total from investment operations	2.90	.71	2.26	(.88)	.49
Distributions from net investment income	(.25)	(.22)	(.19)	(.23)	(.29)
Distributions from net realized gain	(.15)	(.16)	(.05)	(.31)	(.61)
Total distributions	(.40)	(.39) C	(.24)	(.54)	(.90)
Net asset value, end of period	$15.71	$13.21	$12.89	$10.87	$12.29
Total Return D	22.02%	5.48%	20.96%	(6.97)%	3.43%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.39%	.40%	.39%	.44%
Expenses net of fee waivers, if any	.37%	.39%	.39%	.39%	.44%
Expenses net of all reductions, if any	.37%	.39%	.39%	.39%	.44%
Net investment income (loss)	1.72%	1.87%	2.05%	2.55%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$1,358	$833	$438	$234	$172
Portfolio turnover rate G	16%	16%	36%	26%	33%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund Premier Class

Years ended March 31,	2026	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$13.20	$12.87	$10.85	$12.26	$12.96
Income from Investment Operations
Net investment income (loss) B,C	.29	.27	.25	.28	.47
Net realized and unrealized gain (loss)	2.62	.46	2.02	(1.14)	(.24)
Total from investment operations	2.91	.73	2.27	(.86)	.23
Distributions from net investment income	(.27)	(.24)	(.20)	(.24)	(.31)
Distributions from net realized gain	(.15)	(.16)	(.05)	(.31)	(.62)
Total distributions	(.42)	(.40)	(.25)	(.55)	(.93)
Net asset value, end of period	$15.69	$13.20	$12.87	$10.85	$12.26
Total Return D,E	22.11%	5.71%	21.10%	(6.81)%	1.36%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.21%	.25%	.26%	.25%	.29% H
Expenses net of fee waivers, if any	.21%	.25%	.25%	.25%	.29% H
Expenses net of all reductions, if any	.21%	.25%	.25%	.25%	.29% H
Net investment income (loss)	1.89%	2.01%	2.19%	2.69%	3.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$154,678	$71,448	$25,073	$11,138	$5,864
Portfolio turnover rate I	16%	16%	36%	26%	33% H

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Bond Funds - 4.6%
	Shares	Value ($)
Fidelity Series Long-Term Treasury Bond Index Fund (b) (Cost $2,197,403)	409,324	2,181,695

Domestic Equity Funds - 53.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	275,114	5,884,691
Fidelity Series Commodity Strategy Fund (b)	2,033	228,080
Fidelity Series Large Cap Growth Index Fund (b)	139,687	3,758,976
Fidelity Series Large Cap Stock Fund (b)	139,879	3,673,229
Fidelity Series Large Cap Value Index Fund (b)	376,272	6,998,666
Fidelity Series Small Cap Core Fund (b)	90,454	1,255,507
Fidelity Series Small Cap Opportunities Fund (b)	40,031	679,720
Fidelity Series Value Discovery Fund (b)	150,666	2,534,197
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,385,008)		25,013,066

International Equity Funds - 42.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	92,935	1,894,011
Fidelity Series Emerging Markets Fund (b)	98,094	1,236,967
Fidelity Series Emerging Markets Opportunities Fund (b)	191,783	4,984,443
Fidelity Series International Growth Fund (b)	178,913	3,351,032
Fidelity Series International Index Fund (b)	84,985	1,296,863
Fidelity Series International Small Cap Fund (b)	25,563	446,835
Fidelity Series International Value Fund (b)	212,714	3,360,885
Fidelity Series Overseas Fund (b)	231,087	3,360,011
Fidelity Series Select International Small Cap Fund (b)	2,641	37,507
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $19,043,307)		19,968,554

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/9/2026 (d) (Cost $29,977)	3.54	30,000	29,976

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $19,467)	3.69	19,463	19,467

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $45,675,162)	47,212,758
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,908)
NET ASSETS - 100.0%	47,210,850

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	17	6/2026	558,514	(13,305)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	(29)	6/2026	(364,269)	1,185

TOTAL FUTURES CONTRACTS				(12,120)
The notional amount of long futures as a percentage of Net Assets is 1.2%.
The notional amount of short futures as a percentage of Net Assets is 0.8%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,976.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	76,550	57,083	798	-	-	19,467	19,463	0.0%
Total	-	76,550	57,083	798	-	-	19,467

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	884	2,873	3,705	111	(45)	(7)	-	-
Fidelity Series Blue Chip Growth Fund	1,045,112	5,278,100	593,699	115,880	(12,140)	167,318	5,884,691	275,114
Fidelity Series Canada Fund	266,900	1,727,223	259,945	25,128	(449)	160,282	1,894,011	92,935
Fidelity Series Commodity Strategy Fund	-	233,420	36,315	155	254	30,721	228,080	2,033
Fidelity Series Corporate Bond Fund	689	62,592	63,081	206	(199)	(1)	-	-
Fidelity Series Emerging Markets Fund	225,780	1,030,478	186,166	20,490	(3,322)	170,197	1,236,967	98,094
Fidelity Series Emerging Markets Opportunities Fund	903,637	4,112,403	647,845	85,053	(6,229)	622,477	4,984,443	191,783
Fidelity Series Government Bond Index Fund	1,111	129,294	130,043	304	(358)	(4)	-	-
Fidelity Series Government Money Market Fund	-	476,334	476,334	2,386	-	-	-	-
Fidelity Series International Developed Markets Bond Index Fund	-	7,105	7,179	3	74	-	-	-
Fidelity Series International Growth Fund	626,349	3,168,925	342,533	184,784	(1,715)	(99,994)	3,351,032	178,913
Fidelity Series International Index Fund	237,366	1,139,141	150,532	29,563	(1,096)	71,984	1,296,863	84,985
Fidelity Series International Small Cap Fund	116,075	392,936	43,866	48,912	(2,349)	(15,961)	446,835	25,563
Fidelity Series International Value Fund	622,456	3,083,727	471,880	237,909	(3,377)	129,959	3,360,885	212,714
Fidelity Series Investment Grade Bond Fund	1,055	117,463	118,176	315	(338)	(4)	-	-
Fidelity Series Investment Grade Securitized Fund	667	57,831	58,386	183	(109)	(3)	-	-
Fidelity Series Large Cap Growth Index Fund	672,318	3,451,061	321,288	23,490	(9,271)	(33,844)	3,758,976	139,687
Fidelity Series Large Cap Stock Fund	620,640	3,222,184	274,340	176,922	(5,401)	110,146	3,673,229	139,879
Fidelity Series Large Cap Value Index Fund	1,277,068	6,216,026	811,930	171,013	(13,926)	331,428	6,998,666	376,272
Fidelity Series Long-Term Treasury Bond Index Fund	604,864	2,585,161	971,663	60,508	(7,779)	(28,888)	2,181,695	409,324
Fidelity Series Overseas Fund	623,469	3,218,005	321,106	194,610	(5,763)	(154,594)	3,360,011	231,087
Fidelity Series Select International Small Cap Fund	1,576	48,968	15,950	676	665	2,248	37,507	2,641
Fidelity Series Small Cap Core Fund	293,413	901,685	92,527	8,328	760	152,176	1,255,507	90,454
Fidelity Series Small Cap Opportunities Fund	130,447	521,311	43,204	18,655	441	70,725	679,720	40,031
Fidelity Series Treasury Bill Index Fund	-	643,277	643,336	5,537	59	-	-	-
Fidelity Series Value Discovery Fund	458,384	2,347,470	303,581	163,925	(2,158)	34,082	2,534,197	150,666
	8,730,260	44,174,993	7,388,610	1,575,046	(73,771)	1,720,443	47,163,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	2,181,695	2,181,695	-	-

Domestic Equity Funds	25,013,066	25,013,066	-	-

International Equity Funds	19,968,554	19,968,554	-	-

U.S. Treasury Obligations	29,976	-	29,976	-

Money Market Funds	19,467	19,467	-	-
Total Investments in Securities:	47,212,758	47,182,782	29,976	-
Derivative Instruments:

Assets
Futures Contracts	1,185	1,185	-	-
Total Assets	1,185	1,185	-	-

Liabilities
Futures Contracts	(13,305)	(13,305)	-	-
Total Liabilities	(13,305)	(13,305)	-	-
Total Derivative Instruments:	(12,120)	(12,120)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2026. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,185	(13,305)
Total Equity Risk	1,185	(13,305)
Total Value of Derivatives	1,185	(13,305)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $29,977)	$29,976
Fidelity Central Funds (cost $19,467)	19,467
Other affiliated issuers (cost $45,625,718)	47,163,315

Total Investment in Securities (cost $45,675,162)		$47,212,758
Cash		2,254
Receivable for investments sold		201,691
Receivable for fund shares sold		301,505
Receivable for variation margin on futures contracts		7,318
Total assets		47,725,526
Liabilities
Payable for investments purchased	$490,607
Payable for fund shares redeemed	13,089
Accrued management fee	10,729
Distribution and service plan fees payable	251
Total liabilities		514,676
Net Assets		$47,210,850
Net Assets consist of:
Paid in capital		$45,145,374
Total accumulated earnings (loss)		2,065,476
Net Assets		$47,210,850

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($455,906 ÷ 37,619 shares)(a)		$12.12
Maximum offering price per share (100/94.25 of $12.12)		$12.86
Class M :
Net Asset Value and redemption price per share ($118,986 ÷ 9,819 shares)(a)		$12.12
Maximum offering price per share (100/96.50 of $12.12)		$12.56
Class C :
Net Asset Value and offering price per share ($148,832 ÷ 12,338 shares)(a)		$12.06
Fidelity Freedom Blend 2070 Fund :
Net Asset Value, offering price and redemption price per share ($5,548,190 ÷ 457,402 shares)		$12.13
Class K :
Net Asset Value, offering price and redemption price per share ($923,794 ÷ 76,068 shares)		$12.14
Class K6 :
Net Asset Value, offering price and redemption price per share ($27,964,459 ÷ 2,302,988 shares)		$12.14
Class I :
Net Asset Value, offering price and redemption price per share ($680,024 ÷ 56,017 shares)		$12.14
Class Z :
Net Asset Value, offering price and redemption price per share ($216,570 ÷ 17,806 shares)		$12.16
Premier Class :
Net Asset Value, offering price and redemption price per share ($11,154,089 ÷ 917,810 shares)		$12.15
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2026
Investment Income
Dividends:
Affiliated issuers		$610,160
Interest		435
Income from Fidelity Central Funds		798
Total income		611,393
Expenses
Management fee	$75,991
Distribution and service plan fees	1,936
Independent trustees' fees and expenses	51
Total expenses before reductions	77,978
Expense reductions	(82)
Total expenses after reductions		77,896
Net Investment income (loss)		533,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	54
Affiliated issuers	(73,771)
Futures contracts	(18,151)
Capital gain distributions from underlying funds:
Affiliated issuers	964,886
Total net realized gain (loss)		873,018
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1)
Affiliated issuers	1,720,443
Futures contracts	(12,120)
Total change in net unrealized appreciation (depreciation)		1,708,322
Net gain (loss)		2,581,340
Net increase (decrease) in net assets resulting from operations		$3,114,837
Statement of Changes in Net Assets

	Year ended March 31, 2026	For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$533,497	$23,739
Net realized gain (loss)	873,018	(23,561)
Change in net unrealized appreciation (depreciation)	1,708,322	(182,846)
Net increase (decrease) in net assets resulting from operations	3,114,837	(182,668)
Distributions to shareholders	(711,313)	(31,851)

Share transactions - net increase (decrease)	36,079,083	8,942,762
Total increase (decrease) in net assets	38,482,607	8,728,243

Net Assets
Beginning of period	8,728,243	-
End of period	$47,210,850	$8,728,243

Financial Highlights
Fidelity Advisor Freedom® Blend 2070 Fund Class A

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.19	.09
Net realized and unrealized gain (loss)	1.96	.24 D
Total from investment operations	2.15	.33
Distributions from net investment income	(.16)	(.10)
Distributions from net realized gain	(.07)	(.04)
Total distributions	(.22) E	(.14)
Net asset value, end of period	$12.12	$10.19
Total Return F,G,H	21.09%	3.27%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.72%	.74% K
Expenses net of fee waivers, if any	.72%	.74% K
Expenses net of all reductions, if any	.72%	.74% K
Net investment income (loss)	1.63%	1.15% K
Supplemental Data
Net assets, end of period (000 omitted)	$456	$76
Portfolio turnover rate L	28%	58% K

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class M

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.16	.07
Net realized and unrealized gain (loss)	1.96	.24 D
Total from investment operations	2.12	.31
Distributions from net investment income	(.12)	(.08)
Distributions from net realized gain	(.07)	(.04)
Total distributions	(.19)	(.12)
Net asset value, end of period	$12.12	$10.19
Total Return E,F,G	20.77%	3.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.97%	.99% J
Expenses net of fee waivers, if any	.97%	.99% J
Expenses net of all reductions, if any	.97%	.99% J
Net investment income (loss)	1.38%	.90% J
Supplemental Data
Net assets, end of period (000 omitted)	$119	$55
Portfolio turnover rate K	28%	58% J

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class C

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.17	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.10	.03
Net realized and unrealized gain (loss)	1.96	.24 D
Total from investment operations	2.06	.27
Distributions from net investment income	(.10)	(.05)
Distributions from net realized gain	(.07)	(.04)
Total distributions	(.17)	(.10) E
Net asset value, end of period	$12.06	$10.17
Total Return F,G,H	20.19%	2.65%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.48%	1.49% K
Expenses net of fee waivers, if any	1.48%	1.49% K
Expenses net of all reductions, if any	1.48%	1.49% K
Net investment income (loss)	.87%	.39% K
Supplemental Data
Net assets, end of period (000 omitted)	$149	$56
Portfolio turnover rate L	28%	58% K

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.11
Net realized and unrealized gain (loss)	1.96	.24 D
Total from investment operations	2.18	.35
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.07)	(.04)
Total distributions	(.24)	(.16)
Net asset value, end of period	$12.13	$10.19
Total Return E,F	21.38%	3.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47%	.50% I,J
Expenses net of fee waivers, if any	.47%	.50% I,J
Expenses net of all reductions, if any	.47%	.50% I,J
Net investment income (loss)	1.88%	1.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,548	$1,285
Portfolio turnover rate K	28%	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund Class K

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.12
Net realized and unrealized gain (loss)	1.95	.23 D
Total from investment operations	2.19	.35
Distributions from net investment income	(.17)	(.12)
Distributions from net realized gain	(.07)	(.04)
Total distributions	(.24)	(.16)
Net asset value, end of period	$12.14	$10.19
Total Return E,F	21.51%	3.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37%	.39% I
Expenses net of fee waivers, if any	.37%	.39% I
Expenses net of all reductions, if any	.37%	.39% I
Net investment income (loss)	1.98%	1.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$924	$211
Portfolio turnover rate J	28%	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund Class K6

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.25	.12
Net realized and unrealized gain (loss)	1.96	.24 D
Total from investment operations	2.21	.36
Distributions from net investment income	(.18)	(.13)
Distributions from net realized gain	(.07)	(.04)
Total distributions	(.26) E	(.17)
Net asset value, end of period	$12.14	$10.19
Total Return F,G	21.64%	3.60%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.27%	.30% J,K
Expenses net of fee waivers, if any	.27%	.30% J,K
Expenses net of all reductions, if any	.27%	.30% J,K
Net investment income (loss)	2.08%	1.59% J
Supplemental Data
Net assets, end of period (000 omitted)	$27,964	$5,299
Portfolio turnover rate L	28%	58% J

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class I

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.22	.11
Net realized and unrealized gain (loss)	1.97	.23 D
Total from investment operations	2.19	.34
Distributions from net investment income	(.17)	(.11)
Distributions from net realized gain	(.07)	(.04)
Total distributions	(.24)	(.15)
Net asset value, end of period	$12.14	$10.19
Total Return E,F	21.43%	3.44%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.47%	.49% I
Expenses net of fee waivers, if any	.47%	.49% I
Expenses net of all reductions, if any	.47%	.49% I
Net investment income (loss)	1.88%	1.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$680	$133
Portfolio turnover rate J	28%	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class Z

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.24	.12
Net realized and unrealized gain (loss)	1.96	.23 D
Total from investment operations	2.20	.35
Distributions from net investment income	(.17)	(.11)
Distributions from net realized gain	(.07)	(.04)
Total distributions	(.24)	(.15)
Net asset value, end of period	$12.16	$10.20
Total Return E,F	21.52%	3.52%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.37%	.39% I
Expenses net of fee waivers, if any	.37%	.39% I
Expenses net of all reductions, if any	.37%	.39% I
Net investment income (loss)	1.98%	1.50% I
Supplemental Data
Net assets, end of period (000 omitted)	$217	$52
Portfolio turnover rate J	28%	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund Premier Class

Years ended March 31,	2026	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.26	.13
Net realized and unrealized gain (loss)	1.95	.24 D
Total from investment operations	2.21	.37
Distributions from net investment income	(.19)	(.13)
Distributions from net realized gain	(.07)	(.04)
Total distributions	(.26)	(.17)
Net asset value, end of period	$12.15	$10.20
Total Return E,F	21.65%	3.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20%	.26% I,J
Expenses net of fee waivers, if any	.20%	.26% I,J
Expenses net of all reductions, if any	.20%	.26% I,J
Net investment income (loss)	2.15%	1.63% I
Supplemental Data
Net assets, end of period (000 omitted)	$11,154	$1,562
Portfolio turnover rate K	28%	58% I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2026

1. Organization.
Fidelity Freedom Blend Retirement Fund (formerly Fidelity Freedom Blend Income Fund), Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund and Fidelity Freedom Blend 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Premier Class shares, each of which has equal rights as to assets and voting privileges. Class Z6 was consolidated into Class K6 on May 24, 2024. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

Each Fund is a fund of funds, and therefore invests in other funds instead of individual securities. Each Fund invests primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2026 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Blend Retirement Fund	211,321,286	13,416,470	(7,078,708)	6,337,762
Fidelity Freedom Blend 2010 Fund	196,060,406	12,540,495	(4,726,207)	7,814,288
Fidelity Freedom Blend 2015 Fund	305,938,569	38,375,360	(11,657,597)	26,717,763
Fidelity Freedom Blend 2020 Fund	1,162,673,196	161,371,237	(46,870,008)	114,501,229
Fidelity Freedom Blend 2025 Fund	2,211,591,630	386,318,944	(81,884,636)	304,434,308
Fidelity Freedom Blend 2030 Fund	3,825,216,797	622,370,707	(97,675,071)	524,695,636
Fidelity Freedom Blend 2035 Fund	4,060,118,640	783,657,815	(66,055,772)	717,602,043
Fidelity Freedom Blend 2040 Fund	3,795,606,721	877,463,942	(47,796,666)	829,667,276
Fidelity Freedom Blend 2045 Fund	3,352,553,836	845,076,104	(25,996,105)	819,079,999
Fidelity Freedom Blend 2050 Fund	2,961,206,467	748,767,195	(19,213,509)	729,553,686
Fidelity Freedom Blend 2055 Fund	2,128,592,481	501,525,321	(15,100,031)	486,425,290
Fidelity Freedom Blend 2060 Fund	1,214,528,235	257,113,142	(9,734,522)	247,378,620
Fidelity Freedom Blend 2065 Fund	485,073,715	81,104,129	(5,094,912)	76,009,217
Fidelity Freedom Blend 2070 Fund	45,803,798	2,396,948	(987,988)	1,408,960

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Freedom Blend Retirement Fund	294,403	-	(5,601,119)	6,337,762
Fidelity Freedom Blend 2010 Fund	419,052	-	(2,013,274)	7,814,288
Fidelity Freedom Blend 2015 Fund	605,906	-	(1,751,286)	26,717,763
Fidelity Freedom Blend 2020 Fund	3,416,620	11,258,592	-	114,501,229
Fidelity Freedom Blend 2025 Fund	5,989,146	23,419,292	-	304,434,308
Fidelity Freedom Blend 2030 Fund	8,480,587	53,385,983	-	524,695,636
Fidelity Freedom Blend 2035 Fund	8,110,892	65,019,071	-	717,602,043
Fidelity Freedom Blend 2040 Fund	2,614,401	86,194,632	-	829,667,276
Fidelity Freedom Blend 2045 Fund	-	78,077,985	-	819,079,999
Fidelity Freedom Blend 2050 Fund	-	65,676,340	-	729,553,686
Fidelity Freedom Blend 2055 Fund	-	47,561,914	-	486,425,290
Fidelity Freedom Blend 2060 Fund	-	26,214,453	-	247,378,620
Fidelity Freedom Blend 2065 Fund	-	9,549,423	-	76,009,217
Fidelity Freedom Blend 2070 Fund	5,544	650,971	-	1,408,960

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Blend Retirement Fund	(896,563)	(4,704,556)	(5,601,119)
Fidelity Freedom Blend 2010 Fund	(695,912)	(1,317,362)	(2,013,274)
Fidelity Freedom Blend 2015 Fund	(941,650)	(809,636)	(1,751,286)

Due to a merger in a prior period, approximately $1,425,494 of Fidelity Freedom Blend Retirement Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $918,286 of those capital losses per year to offset capital gains. These realized losses were acquired from Fidelity Simplicity RMD Income Fund when it merged into the Fidelity Freedom Blend Retirement Fund on January 10, 2025.

The tax character of distributions paid was as follows:

March 31, 2026
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Blend Retirement Fund	6,528,379	-	6,528,379
Fidelity Freedom Blend 2010 Fund	4,862,556	-	4,862,556
Fidelity Freedom Blend 2015 Fund	10,162,097	-	10,162,097
Fidelity Freedom Blend 2020 Fund	31,657,632	-	31,657,632
Fidelity Freedom Blend 2025 Fund	65,313,354	-	65,313,354
Fidelity Freedom Blend 2030 Fund	97,708,192	28,319,683	126,027,875
Fidelity Freedom Blend 2035 Fund	99,104,256	39,144,640	138,248,896
Fidelity Freedom Blend 2040 Fund	82,209,654	44,941,573	127,151,227
Fidelity Freedom Blend 2045 Fund	70,462,054	38,810,493	109,272,547
Fidelity Freedom Blend 2050 Fund	61,737,977	28,475,959	90,213,936
Fidelity Freedom Blend 2055 Fund	43,483,568	17,782,900	61,266,468
Fidelity Freedom Blend 2060 Fund	23,966,595	9,995,284	33,961,879
Fidelity Freedom Blend 2065 Fund	8,671,892	4,046,852	12,718,744
Fidelity Freedom Blend 2070 Fund	569,581	141,732	711,313

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Blend Retirement Fund	4,055,070	-	4,055,070
Fidelity Freedom Blend 2010 Fund	2,692,971	-	2,692,971
Fidelity Freedom Blend 2015 Fund	6,340,323	-	6,340,323
Fidelity Freedom Blend 2020 Fund	21,147,161	-	21,147,161
Fidelity Freedom Blend 2025 Fund	44,669,663	-	44,669,663
Fidelity Freedom Blend 2030 Fund	62,368,473	1,472,665	63,841,138
Fidelity Freedom Blend 2035 Fund	64,969,187	13,816,352	78,785,539
Fidelity Freedom Blend 2040 Fund	55,562,326	22,221,468	77,783,794
Fidelity Freedom Blend 2045 Fund	48,335,164	19,107,554	67,442,718
Fidelity Freedom Blend 2050 Fund	42,584,709	18,744,007	61,328,716
Fidelity Freedom Blend 2055 Fund	28,838,800	13,856,873	42,695,673
Fidelity Freedom Blend 2060 Fund	14,917,280	8,142,234	23,059,514
Fidelity Freedom Blend 2065 Fund	4,558,962	2,977,762	7,536,724
Fidelity Freedom Blend 2070 Fund	24,415	7,436	31,851
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Blend Retirement Fund
Equity Risk
Futures Contracts	(400,622)	214,457
Total Equity Risk	(400,622)	214,457
Interest Rate Risk
Futures Contracts	255,078	(320,137)
Total Interest Rate Risk	255,078	(320,137)
Totals	(145,544)	(105,680)
Fidelity Freedom Blend 2010 Fund
Equity Risk
Futures Contracts	(424,056)	195,166
Total Equity Risk	(424,056)	195,166
Interest Rate Risk
Futures Contracts	187,606	(232,440)
Total Interest Rate Risk	187,606	(232,440)
Totals	(236,450)	(37,274)
Fidelity Freedom Blend 2015 Fund
Equity Risk
Futures Contracts	(891,196)	354,079
Total Equity Risk	(891,196)	354,079
Interest Rate Risk
Futures Contracts	446,163	(518,283)
Total Interest Rate Risk	446,163	(518,283)
Totals	(445,033)	(164,204)
Fidelity Freedom Blend 2020 Fund
Equity Risk
Futures Contracts	(2,888,959)	1,261,971
Total Equity Risk	(2,888,959)	1,261,971
Interest Rate Risk
Futures Contracts	1,493,030	(1,816,621)
Total Interest Rate Risk	1,493,030	(1,816,621)
Totals	(1,395,929)	(554,650)
Fidelity Freedom Blend 2025 Fund
Equity Risk
Futures Contracts	(6,248,540)	2,438,709
Total Equity Risk	(6,248,540)	2,438,709
Interest Rate Risk
Futures Contracts	3,235,092	(3,911,432)
Total Interest Rate Risk	3,235,092	(3,911,432)
Totals	(3,013,448)	(1,472,723)
Fidelity Freedom Blend 2030 Fund
Equity Risk
Futures Contracts	(9,282,347)	3,739,676
Total Equity Risk	(9,282,347)	3,739,676
Interest Rate Risk
Futures Contracts	5,109,000	(6,371,427)
Total Interest Rate Risk	5,109,000	(6,371,427)
Totals	(4,173,347)	(2,631,751)
Fidelity Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	(9,903,941)	3,774,129
Total Equity Risk	(9,903,941)	3,774,129
Interest Rate Risk
Futures Contracts	5,666,772	(7,083,990)
Total Interest Rate Risk	5,666,772	(7,083,990)
Totals	(4,237,169)	(3,309,861)
Fidelity Freedom Blend 2040 Fund
Equity Risk
Futures Contracts	(8,745,145)	3,287,673
Total Equity Risk	(8,745,145)	3,287,673
Interest Rate Risk
Futures Contracts	5,502,621	(6,860,394)
Total Interest Rate Risk	5,502,621	(6,860,394)
Totals	(3,242,524)	(3,572,721)
Fidelity Freedom Blend 2045 Fund
Equity Risk
Futures Contracts	(5,883,159)	2,723,992
Total Equity Risk	(5,883,159)	2,723,992
Interest Rate Risk
Futures Contracts	4,987,573	(7,395,308)
Total Interest Rate Risk	4,987,573	(7,395,308)
Totals	(895,586)	(4,671,316)
Fidelity Freedom Blend 2050 Fund
Equity Risk
Futures Contracts	(5,264,360)	2,215,835
Total Equity Risk	(5,264,360)	2,215,835
Interest Rate Risk
Futures Contracts	4,108,147	(6,892,063)
Total Interest Rate Risk	4,108,147	(6,892,063)
Totals	(1,156,213)	(4,676,228)
Fidelity Freedom Blend 2055 Fund
Equity Risk
Futures Contracts	(3,453,473)	1,486,026
Total Equity Risk	(3,453,473)	1,486,026
Interest Rate Risk
Futures Contracts	2,637,284	(4,913,070)
Total Interest Rate Risk	2,637,284	(4,913,070)
Totals	(816,189)	(3,427,044)
Fidelity Freedom Blend 2060 Fund
Equity Risk
Futures Contracts	(1,811,768)	797,389
Total Equity Risk	(1,811,768)	797,389
Interest Rate Risk
Futures Contracts	1,340,428	(2,646,953)
Total Interest Rate Risk	1,340,428	(2,646,953)
Totals	(471,340)	(1,849,564)
Fidelity Freedom Blend 2065 Fund
Equity Risk
Futures Contracts	(559,084)	265,226
Total Equity Risk	(559,084)	265,226
Interest Rate Risk
Futures Contracts	453,804	(951,235)
Total Interest Rate Risk	453,804	(951,235)
Totals	(105,280)	(686,009)
Fidelity Freedom Blend 2070 Fund
Equity Risk
Futures Contracts	(18,151)	(12,120)
Total Equity Risk	(18,151)	(12,120)
Totals	(18,151)	(12,120)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made or as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Retirement Fund	105,493,501	73,777,979
Fidelity Freedom Blend 2010 Fund	88,694,911	45,117,845
Fidelity Freedom Blend 2015 Fund	86,182,007	104,967,147
Fidelity Freedom Blend 2020 Fund	419,282,653	349,733,874
Fidelity Freedom Blend 2025 Fund	669,656,810	721,218,424
Fidelity Freedom Blend 2030 Fund	1,287,949,957	810,606,547
Fidelity Freedom Blend 2035 Fund	1,360,948,544	788,205,337
Fidelity Freedom Blend 2040 Fund	1,346,336,037	762,806,268
Fidelity Freedom Blend 2045 Fund	1,141,686,260	623,135,868
Fidelity Freedom Blend 2050 Fund	1,010,500,821	522,038,937
Fidelity Freedom Blend 2055 Fund	779,896,837	361,464,004
Fidelity Freedom Blend 2060 Fund	504,530,227	193,409,840
Fidelity Freedom Blend 2065 Fund	252,236,684	70,935,925
Fidelity Freedom Blend 2070 Fund	44,174,993	7,388,610
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Effective June 1, 2025, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Premier Class)
Fidelity Freedom Blend Retirement Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.42%	.32%
Fidelity Freedom Blend 2020 Fund	.43%	.33%
Fidelity Freedom Blend 2025 Fund	.44%	.34%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.47%	.37%
Fidelity Freedom Blend 2040 Fund	.47%	.37%
Fidelity Freedom Blend 2045 Fund	.47%	.37%
Fidelity Freedom Blend 2050 Fund	.47%	.37%
Fidelity Freedom Blend 2055 Fund	.47%	.37%
Fidelity Freedom Blend 2060 Fund	.47%	.37%
Fidelity Freedom Blend 2065 Fund	.47%	.37%
Fidelity Freedom Blend 2070 Fund	.47%	.37%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Premier Class of each Fund as necessary so that Class K6, and Premier Class total expenses do not exceed certain amounts of Class K6, and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Retirement Fund	.21%	.17%
Fidelity Freedom Blend 2010 Fund	.21%	.17%
Fidelity Freedom Blend 2015 Fund	.22%	.18%
Fidelity Freedom Blend 2020 Fund	.23%	.18%
Fidelity Freedom Blend 2025 Fund	.24%	.19%
Fidelity Freedom Blend 2030 Fund	.26%	.19%
Fidelity Freedom Blend 2035 Fund	.27%	.20%
Fidelity Freedom Blend 2040 Fund	.27%	.20%
Fidelity Freedom Blend 2045 Fund	.27%	.20%
Fidelity Freedom Blend 2050 Fund	.27%	.20%
Fidelity Freedom Blend 2055 Fund	.27%	.20%
Fidelity Freedom Blend 2060 Fund	.27%	.20%
Fidelity Freedom Blend 2065 Fund	.27%	.20%
Fidelity Freedom Blend 2070 Fund	.27%	.20%

For the period April 1, 2025 through May 31, 2025, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Premier Class)
Fidelity Freedom Blend Retirement Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.42%	.32%
Fidelity Freedom Blend 2020 Fund	.43%	.33%
Fidelity Freedom Blend 2025 Fund	.44%	.34%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.47%	.37%
Fidelity Freedom Blend 2040 Fund	.48%	.38%
Fidelity Freedom Blend 2045 Fund	.49%	.39%
Fidelity Freedom Blend 2050 Fund	.49%	.39%
Fidelity Freedom Blend 2055 Fund	.49%	.39%
Fidelity Freedom Blend 2060 Fund	.49%	.39%
Fidelity Freedom Blend 2065 Fund	.49%	.39%
Fidelity Freedom Blend 2070 Fund	.49%	.39%

For the period April 1, 2025 through May 31, 2025, under the expense contract, the investment adviser paid class-level expenses for Class K6 and Premier Class of each Fund as necessary so that Class K6 and Premier Class total expenses did not exceed certain amounts of Class K6 and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Retirement Fund	.21%	.19%
Fidelity Freedom Blend 2010 Fund	.21%	.19%
Fidelity Freedom Blend 2015 Fund	.22%	.20%
Fidelity Freedom Blend 2020 Fund	.23%	.21%
Fidelity Freedom Blend 2025 Fund	.24%	.22%
Fidelity Freedom Blend 2030 Fund	.26%	.22%
Fidelity Freedom Blend 2035 Fund	.27%	.23%
Fidelity Freedom Blend 2040 Fund	.28%	.24%
Fidelity Freedom Blend 2045 Fund	.29%	.25%
Fidelity Freedom Blend 2050 Fund	.29%	.25%
Fidelity Freedom Blend 2055 Fund	.29%	.25%
Fidelity Freedom Blend 2060 Fund	.29%	.25%
Fidelity Freedom Blend 2065 Fund	.29%	.25%
Fidelity Freedom Blend 2070 Fund	.29%	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Freedom Blend Retirement Fund
Class A	- %	.25%	7,611	-
Class M	.25%	.25%	948	328
Class C	.75%	.25%	3,499	406
			12,058	734
Fidelity Freedom Blend 2010 Fund
Class A	- %	.25%	999	32
Class M	.25%	.25%	1,649	379
Class C	.75%	.25%	2,089	675
			4,737	1,086
Fidelity Freedom Blend 2015 Fund
Class A	- %	.25%	6,263	538
Class M	.25%	.25%	3,312	2
Class C	.75%	.25%	4,835	45
			14,410	585
Fidelity Freedom Blend 2020 Fund
Class A	- %	.25%	14,666	17
Class M	.25%	.25%	5,320	-
Class C	.75%	.25%	14,672	2,623
			34,658	2,640
Fidelity Freedom Blend 2025 Fund
Class A	- %	.25%	43,352	180
Class M	.25%	.25%	7,006	291
Class C	.75%	.25%	22,723	4,448
			73,081	4,919
Fidelity Freedom Blend 2030 Fund
Class A	- %	.25%	71,211	1,818
Class M	.25%	.25%	17,806	25
Class C	.75%	.25%	40,828	7,909
			129,845	9,752
Fidelity Freedom Blend 2035 Fund
Class A	- %	.25%	85,181	897
Class M	.25%	.25%	22,854	-
Class C	.75%	.25%	44,544	13,132
			152,579	14,029
Fidelity Freedom Blend 2040 Fund
Class A	- %	.25%	68,138	746
Class M	.25%	.25%	21,526	-
Class C	.75%	.25%	39,737	7,280
			129,401	8,026
Fidelity Freedom Blend 2045 Fund
Class A	- %	.25%	62,713	1,157
Class M	.25%	.25%	20,818	-
Class C	.75%	.25%	43,943	7,236
			127,474	8,393
Fidelity Freedom Blend 2050 Fund
Class A	- %	.25%	53,437	1,873
Class M	.25%	.25%	16,172	32
Class C	.75%	.25%	45,708	10,717
			115,317	12,622
Fidelity Freedom Blend 2055 Fund
Class A	- %	.25%	52,270	851
Class M	.25%	.25%	15,016	97
Class C	.75%	.25%	28,437	5,892
			95,723	6,840
Fidelity Freedom Blend 2060 Fund
Class A	- %	.25%	31,909	764
Class M	.25%	.25%	10,336	31
Class C	.75%	.25%	24,571	7,939
			66,816	8,734
Fidelity Freedom Blend 2065 Fund
Class A	- %	.25%	23,689	757
Class M	.25%	.25%	5,619	61
Class C	.75%	.25%	19,732	6,097
			49,040	6,915
Fidelity Freedom Blend 2070 Fund
Class A	- %	.25%	567	202
Class M	.25%	.25%	482	296
Class C	.75%	.25%	887	874
			1,936	1,372

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Freedom Blend Retirement Fund
Class A	318
Class M	81
Class C A	79
478
Fidelity Freedom Blend 2010 Fund
Class A	24
24
Fidelity Freedom Blend 2015 Fund
Class A	637
Class M	10
647
Fidelity Freedom Blend 2020 Fund
Class A	82
Class M	169
251
Fidelity Freedom Blend 2025 Fund
Class A	3,607
Class M	523
Class C A	119
4,249
Fidelity Freedom Blend 2030 Fund
Class A	7,292
Class M	747
Class C A	256
8,295
Fidelity Freedom Blend 2035 Fund
Class A	8,318
Class M	1,000
Class C A	401
9,719
Fidelity Freedom Blend 2040 Fund
Class A	7,648
Class M	1,206
Class C A	148
9,002
Fidelity Freedom Blend 2045 Fund
Class A	10,685
Class M	1,060
Class C A	457
12,202
Fidelity Freedom Blend 2050 Fund
Class A	9,977
Class M	1,009
Class C A	569
11,555
Fidelity Freedom Blend 2055 Fund
Class A	9,842
Class M	940
Class C A	430
11,212
Fidelity Freedom Blend 2060 Fund
Class A	8,955
Class M	963
Class C A	150
10,068
Fidelity Freedom Blend 2065 Fund
Class A	13,719
Class M	904
Class C A	30
14,653
Fidelity Freedom Blend 2070 Fund
Class A	445
Class M	132
577

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Blend Retirement Fund	437
Fidelity Freedom Blend 2010 Fund	437
Fidelity Freedom Blend 2015 Fund	258
Fidelity Freedom Blend 2020 Fund	68
Fidelity Freedom Blend 2025 Fund	29
Fidelity Freedom Blend 2030 Fund	81
Fidelity Freedom Blend 2035 Fund	885
Fidelity Freedom Blend 2040 Fund	716
Fidelity Freedom Blend 2045 Fund	26
Fidelity Freedom Blend 2050 Fund	19
Fidelity Freedom Blend 2055 Fund	722
Fidelity Freedom Blend 2060 Fund	63
Fidelity Freedom Blend 2065 Fund	182
Fidelity Freedom Blend 2070 Fund	82

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount ($)
Fidelity Freedom Blend Retirement Fund	106
Fidelity Freedom Blend 2010 Fund	29
Fidelity Freedom Blend 2015 Fund	47
Fidelity Freedom Blend 2020 Fund	107
Fidelity Freedom Blend 2025 Fund	45
Fidelity Freedom Blend 2030 Fund	11
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2026	Year ended March 31, 2025A
Fidelity Freedom Blend Retirement Fund
Distributions to shareholders
Class A	$91,287	$83,059
Class M	5,235	3,987
Class C	7,590	6,481
Fidelity Freedom Blend Retirement Fund	1,418,417	230,945
Class K	73,658	103,731
Class K6	3,262,870	2,416,630
Class I	48,466	38,693
Class Z	167,773	44,069
Class Z6	-	48,655
Premier Class	1,453,083	1,078,820
Total	$6,528,379	$4,055,070
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$9,917	$11,340
Class M	8,105	6,956
Class C	4,013	2,697
Fidelity Freedom Blend 2010 Fund	1,733,365	136,818
Class K	104,821	96,502
Class K6	1,773,665	1,412,423
Class I	18,690	20,920
Class Z	3,442	2,717
Class Z6	-	26,863
Premier Class	1,206,538	975,735
Total	$4,862,556	$2,692,971
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$71,287	$61,090
Class M	15,414	12,702
Class C	7,508	10,427
Fidelity Freedom Blend 2015 Fund	2,947,439	310,087
Class K	178,138	148,391
Class K6	3,926,039	3,112,075
Class I	154,653	122,903
Class Z	6,208	6,195
Class Z6	-	33,525
Premier Class	2,855,411	2,522,928
Total	$10,162,097	$6,340,323
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$134,815	$131,116
Class M	24,371	24,706
Class C	26,126	20,069
Fidelity Freedom Blend 2020 Fund	8,860,281	1,179,871
Class K	664,964	612,523
Class K6	13,025,215	10,922,756
Class I	131,760	116,969
Class Z	39,524	38,838
Class Z6	-	74,442
Premier Class	8,750,576	8,025,871
Total	$31,657,632	$21,147,161
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$384,120	$343,286
Class M	23,146	20,525
Class C	35,242	28,333
Fidelity Freedom Blend 2025 Fund	14,916,812	2,204,685
Class K	888,948	798,357
Class K6	26,448,162	22,306,802
Class I	367,575	346,709
Class Z	95,235	88,341
Class Z6	-	166,726
Premier Class	22,154,114	18,365,899
Total	$65,313,354	$44,669,663
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$787,832	$485,014
Class M	95,733	53,791
Class C	90,107	51,031
Fidelity Freedom Blend 2030 Fund	24,863,975	2,986,802
Class K	2,530,799	1,709,362
Class K6	51,892,163	30,098,275
Class I	1,184,379	739,858
Class Z	409,694	273,992
Class Z6	-	268,374
Premier Class	44,173,193	27,174,639
Total	$126,027,875	$63,841,138
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$957,692	$620,055
Class M	135,732	70,375
Class C	113,492	50,520
Fidelity Freedom Blend 2035 Fund	23,409,585	4,749,770
Class K	1,828,782	1,192,775
Class K6	56,558,646	36,277,884
Class I	1,107,510	825,253
Class Z	137,282	91,981
Class Z6	-	255,371
Premier Class	54,000,175	34,651,555
Total	$138,248,896	$78,785,539
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$740,025	$495,931
Class M	114,941	58,979
Class C	86,687	57,866
Fidelity Freedom Blend 2040 Fund	21,397,357	6,069,753
Class K	1,630,773	1,176,267
Class K6	51,416,953	34,858,036
Class I	1,074,752	811,776
Class Z	302,994	197,165
Class Z6	-	97,779
Premier Class	50,386,745	33,960,242
Total	$127,151,227	$77,783,794
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$646,391	$429,619
Class M	103,071	75,279
Class C	95,699	58,140
Fidelity Freedom Blend 2045 Fund	14,768,525	3,799,354
Class K	1,107,273	768,341
Class K6	44,626,027	30,087,913
Class I	1,222,559	876,714
Class Z	202,683	163,729
Class Z6	-	24,980
Premier Class	46,500,319	31,158,649
Total	$109,272,547	$67,442,718
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$520,797	$363,216
Class M	77,389	42,168
Class C	90,787	67,298
Fidelity Freedom Blend 2050 Fund	11,327,374	3,535,780
Class K	1,090,377	827,867
Class K6	39,080,585	28,656,584
Class I	1,366,606	1,111,972
Class Z	116,772	96,271
Class Z6	-	20,948
Premier Class	36,543,249	26,606,612
Total	$90,213,936	$61,328,716
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$489,014	$364,523
Class M	67,366	47,260
Class C	53,964	40,524
Fidelity Freedom Blend 2055 Fund	7,250,676	2,605,369
Class K	588,186	477,238
Class K6	29,101,709	21,795,226
Class I	1,137,425	947,017
Class Z	100,424	80,406
Class Z6	-	14,799
Premier Class	22,477,704	16,323,311
Total	$61,266,468	$42,695,673
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$297,557	$234,901
Class M	46,672	36,660
Class C	47,086	35,130
Fidelity Freedom Blend 2060 Fund	3,739,129	1,215,838
Class K	383,034	305,924
Class K6	18,095,925	13,367,252
Class I	651,598	546,406
Class Z	47,124	38,133
Class Z6	-	30,500
Premier Class	10,653,754	7,248,770
Total	$33,961,879	$23,059,514
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$233,805	$173,615
Class M	26,167	17,912
Class C	38,094	30,293
Fidelity Freedom Blend 2065 Fund	1,563,096	470,725
Class K	192,230	158,787
Class K6	7,124,145	4,695,897
Class I	218,582	148,970
Class Z	30,676	21,482
Class Z6	-	35,546
Premier Class	3,291,949	1,783,497
Total	$12,718,744	$7,536,724
Fidelity Freedom Blend 2070 Fund B
Distributions to shareholders
Class A	$5,222	$830
Class M	1,644	618
Class C	1,327	494
Fidelity Freedom Blend 2070 Fund	77,949	3,001
Class K	11,840	1,301
Class K6	439,275	17,064
Class I	10,806	1,079
Class Z	3,999	760
Premier Class	159,251	6,704
Total	$711,313	$31,851

A Distributions for Class Z6 of each Fund are for the period April 1, 2024 through May 24, 2024.
B For period June 28, 2024 (commencement of operations) through March 31, 2025.

9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2026	Year ended March 31, 2025A	Year ended March 31, 2026	Year ended March 31, 2025A
Fidelity Freedom Blend Retirement Fund
Class A
Shares sold	67,997	43,624	$709,844	$430,757
Issued in exchange for the shares of the Acquired Fund(s)	-	58,580	-	572,909
Reinvestment of distributions	8,797	8,420	90,665	82,617
Shares redeemed	(50,819)	(102,969)	(516,905)	(1,018,887)
Net increase (decrease)	25,975	7,655	$283,604	$67,396
Class M
Shares sold	1,726	2,389	$17,860	$23,671
Issued in exchange for the shares of the Acquired Fund(s)	-	2,382	-	23,274
Reinvestment of distributions	508	406	5,235	3,987
Shares redeemed	(1,080)	(1,130)	(10,984)	(11,291)
Net increase (decrease)	1,154	4,047	$12,111	$39,641
Class C
Shares sold	35,755	2,703	$371,917	$26,464
Issued in exchange for the shares of the Acquired Fund(s)	-	5,586	-	53,959
Reinvestment of distributions	745	668	7,590	6,481
Shares redeemed	(5,790)	(10,089)	(58,869)	(99,173)
Net increase (decrease)	30,710	(1,132)	$320,638	$(12,269)
Fidelity Freedom Blend Retirement Fund
Shares sold	797,249	1,901,297	$8,258,911	$18,943,406
Issued in exchange for the shares of the Acquired Fund(s)	-	96,617	-	945,880
Issued in exchange for the shares of the Acquired Fund(s)	-	2,765,723	-	26,772,177
Reinvestment of distributions	127,129	22,086	1,309,809	217,746
Shares redeemed	(1,481,844)	(464,481)	(15,121,402)	(4,578,265)
Net increase (decrease)	(557,466)	4,321,242	$(5,552,682)	$42,300,944
Class K
Shares sold	18,308	147,451	$190,335	$1,434,322
Issued in exchange for the shares of the Acquired Fund(s)	-	21,178	-	207,335
Reinvestment of distributions	7,181	10,564	73,658	103,731
Shares redeemed	(202,971)	(138,914)	(2,089,764)	(1,371,590)
Net increase (decrease)	(177,482)	40,279	$(1,825,771)	$373,798
Class K6
Shares sold	5,582,676	5,870,406	$57,904,299	$57,826,097
Issued in exchange for the shares of the Acquired Fund(s)	-	1,051,838	-	10,297,550
Reinvestment of distributions	315,988	245,577	3,262,870	2,416,630
Shares redeemed	(4,890,947)	(3,451,996)	(50,853,329)	(34,269,126)
Net increase (decrease)	1,007,717	3,715,825	$10,313,840	$36,271,151
Class I
Shares sold	30,867	34,688	$318,566	$344,250
Issued in exchange for the shares of the Acquired Fund(s)	-	23,858	-	233,567
Reinvestment of distributions	4,698	3,937	48,466	38,693
Shares redeemed	(91,916)	(47,838)	(954,275)	(467,315)
Net increase (decrease)	(56,351)	14,645	$(587,243)	$149,195
Class Z
Shares sold	720,157	13,505	$7,552,650	$134,253
Reinvestment of distributions	15,867	4,483	164,912	44,025
Shares redeemed	(56,620)	(2,665)	(588,645)	(26,589)
Net increase (decrease)	679,404	15,323	$7,128,917	$151,689
Class Z6
Shares sold	-	156,471	$ -	$1,513,598
Reinvestment of distributions	-	5,039	-	48,655
Shares redeemed	-	(1,399,925)	-	(13,602,287)
Net increase (decrease)	-	(1,238,415)	$-	$(12,040,034)
Premier Class
Shares sold	2,967,763	1,260,848	$30,710,234	$12,594,699
Issued in exchange for the shares of the Acquired Fund(s)	-	954,930	-	9,348,777
Reinvestment of distributions	140,931	109,781	1,453,083	1,078,820
Shares redeemed	(1,168,214)	(912,301)	(12,057,963)	(9,037,376)
Net increase (decrease)	1,940,480	1,413,258	$20,105,354	$13,984,920
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	2,385	10,027	$24,824	$100,360
Reinvestment of distributions	926	1,143	9,917	11,340
Shares redeemed	(15,183)	(25,708)	(157,758)	(264,275)
Net increase (decrease)	(11,872)	(14,538)	$(123,017)	$(152,575)
Class M
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	755	700	8,105	6,956
Shares redeemed	(744)	(485)	(7,999)	(4,912)
Net increase (decrease)	11	215	$106	$2,044
Class C
Shares sold	1,057	6,415	$11,068	$64,444
Reinvestment of distributions	377	274	4,013	2,697
Shares redeemed	(6,923)	(7,992)	(73,120)	(78,944)
Net increase (decrease)	(5,489)	(1,303)	$(58,039)	$(11,803)
Fidelity Freedom Blend 2010 Fund
Shares sold	400,179	4,867,160	$4,271,169	$49,676,232
Issued in exchange for the shares of the Acquired Fund(s)	-	951,428	-	9,381,083
Reinvestment of distributions	157,155	13,096	1,679,756	130,015
Shares redeemed	(1,068,248)	(483,531)	(11,095,661)	(4,904,032)
Net increase (decrease)	(510,914)	5,348,153	$(5,144,736)	$54,283,298
Class K
Shares sold	6,770	48,009	$72,440	$479,552
Reinvestment of distributions	9,755	9,682	104,821	96,502
Shares redeemed	(67,855)	(73,060)	(738,645)	(739,292)
Net increase (decrease)	(51,330)	(15,369)	$(561,384)	$(163,238)
Class K6
Shares sold	1,620,485	3,380,248	$17,435,164	$34,191,562
Reinvestment of distributions	164,957	141,502	1,773,665	1,412,423
Shares redeemed	(1,780,571)	(1,738,718)	(19,095,769)	(17,706,418)
Net increase (decrease)	4,871	1,783,032	$113,060	$17,897,567
Class I
Shares sold	9,070	3,729	$97,402	$37,511
Reinvestment of distributions	1,744	2,103	18,690	20,920
Shares redeemed	(27,013)	(1,365)	(296,183)	(13,886)
Net increase (decrease)	(16,199)	4,467	$(180,091)	$44,545
Class Z
Shares sold	-	729	$ -	$7,499
Reinvestment of distributions	319	271	3,442	2,717
Shares redeemed	-	-	-	-
Net increase (decrease)	319	1,000	$3,442	$10,216
Class Z6
Shares sold	-	11,100	$ -	$109,500
Reinvestment of distributions	-	2,722	-	26,863
Shares redeemed	-	(913,632)	-	(9,059,406)
Net increase (decrease)	-	(899,810)	$-	$(8,923,043)
Premier Class
Shares sold	4,852,892	917,371	$52,331,017	$9,344,208
Reinvestment of distributions	112,404	97,889	1,206,538	975,735
Shares redeemed	(521,647)	(755,202)	(5,592,465)	(7,701,126)
Net increase (decrease)	4,443,649	260,058	$47,945,090	$2,618,817
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	16,815	65,474	$179,862	$676,930
Reinvestment of distributions	6,449	6,049	71,287	61,090
Shares redeemed	(128,541)	(16,417)	(1,431,296)	(170,428)
Net increase (decrease)	(105,277)	55,106	$(1,180,147)	$567,592
Class M
Shares sold	414	1,478	$4,487	$15,181
Reinvestment of distributions	1,392	1,255	15,414	12,702
Shares redeemed	(4,548)	(6,201)	(50,045)	(64,469)
Net increase (decrease)	(2,742)	(3,468)	$(30,144)	$(36,586)
Class C
Shares sold	157	457	$1,658	$4,603
Reinvestment of distributions	684	1,044	7,508	10,427
Shares redeemed	(28,323)	(21,149)	(294,833)	(211,004)
Net increase (decrease)	(27,482)	(19,648)	$(285,667)	$(195,974)
Fidelity Freedom Blend 2015 Fund
Shares sold	822,403	7,734,321	$8,987,305	$80,632,812
Issued in exchange for the shares of the Acquired Fund(s)	-	1,666,730	-	16,750,641
Reinvestment of distributions	257,942	26,665	2,850,585	270,003
Shares redeemed	(2,371,731)	(694,037)	(26,166,482)	(7,154,497)
Net increase (decrease)	(1,291,386)	8,733,679	$(14,328,592)	$90,498,959
Class K
Shares sold	145,590	200,752	$1,533,151	$2,035,460
Reinvestment of distributions	16,059	14,625	178,138	148,391
Shares redeemed	(164,401)	(292,483)	(1,812,173)	(2,950,680)
Net increase (decrease)	(2,752)	(77,106)	$(100,884)	$(766,829)
Class K6
Shares sold	3,270,794	6,678,533	$35,800,587	$68,751,900
Reinvestment of distributions	353,033	305,746	3,926,039	3,112,075
Shares redeemed	(4,283,714)	(4,058,165)	(47,515,887)	(41,817,665)
Net increase (decrease)	(659,887)	2,926,114	$(7,789,261)	$30,046,310
Class I
Shares sold	11,279	21,796	$124,177	$225,667
Reinvestment of distributions	13,972	12,137	154,653	122,903
Shares redeemed	(356,111)	(7,774)	(4,069,079)	(80,928)
Net increase (decrease)	(330,860)	26,159	$(3,790,249)	$267,642
Class Z
Shares sold	1,324	1,778	$14,534	$18,393
Reinvestment of distributions	560	609	6,208	6,195
Shares redeemed	(6,835)	(739)	(74,596)	(7,486)
Net increase (decrease)	(4,951)	1,648	$(53,854)	$17,102
Class Z6
Shares sold	-	59,711	$ -	$595,047
Reinvestment of distributions	-	3,346	-	33,525
Shares redeemed	-	(1,447,519)	-	(14,570,393)
Net increase (decrease)	-	(1,384,462)	$-	$(13,941,821)
Premier Class
Shares sold	2,001,913	1,920,095	$22,111,459	$20,028,476
Reinvestment of distributions	257,509	248,455	2,855,411	2,522,928
Shares redeemed	(1,852,906)	(1,916,450)	(20,361,864)	(19,818,485)
Net increase (decrease)	406,516	252,100	$4,605,006	$2,732,919
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	81,889	145,587	$934,400	$1,525,164
Reinvestment of distributions	11,571	12,521	134,815	131,116
Shares redeemed	(145,093)	(236,233)	(1,604,386)	(2,487,080)
Net increase (decrease)	(51,633)	(78,125)	$(535,171)	$(830,800)
Class M
Shares sold	18,257	14,713	$207,873	$154,816
Reinvestment of distributions	2,085	2,323	24,371	24,341
Shares redeemed	(1,935)	(46,333)	(22,213)	(493,693)
Net increase (decrease)	18,407	(29,297)	$210,031	$(314,536)
Class C
Shares sold	5,845	7,705	$65,900	$80,075
Reinvestment of distributions	2,262	1,935	26,126	20,069
Shares redeemed	(6,425)	(14,390)	(73,924)	(150,036)
Net increase (decrease)	1,682	(4,750)	$18,102	$(49,892)
Fidelity Freedom Blend 2020 Fund
Shares sold	3,769,894	25,695,125	$43,505,239	$277,600,531
Issued in exchange for the shares of the Acquired Fund(s)	-	4,114,643	-	42,792,278
Reinvestment of distributions	735,636	91,684	8,553,037	961,690
Shares redeemed	(8,374,580)	(3,199,414)	(95,971,317)	(34,156,928)
Net increase (decrease)	(3,869,050)	26,702,038	$(43,913,041)	$287,197,571
Class K
Shares sold	225,353	895,779	$2,618,763	$9,385,803
Reinvestment of distributions	56,867	58,214	664,964	612,523
Shares redeemed	(466,946)	(733,818)	(5,296,598)	(7,891,332)
Net increase (decrease)	(184,726)	220,175	$(2,012,871)	$2,106,994
Class K6
Shares sold	11,935,571	18,741,279	$137,554,949	$200,397,065
Reinvestment of distributions	1,110,317	1,033,669	13,025,215	10,922,756
Shares redeemed	(15,609,602)	(11,968,081)	(180,737,741)	(128,832,601)
Net increase (decrease)	(2,563,714)	7,806,867	$(30,157,577)	$82,487,220
Class I
Shares sold	44,726	51,563	$526,685	$555,447
Reinvestment of distributions	11,214	11,122	131,059	116,969
Shares redeemed	(137,397)	(106,161)	(1,639,658)	(1,115,705)
Net increase (decrease)	(81,457)	(43,476)	$(981,914)	$(443,289)
Class Z
Shares sold	4,507	17,078	$52,039	$183,857
Reinvestment of distributions	3,374	3,690	39,524	38,838
Shares redeemed	(12,660)	(83,850)	(150,562)	(900,320)
Net increase (decrease)	(4,779)	(63,082)	$(58,999)	$(677,625)
Class Z6
Shares sold	-	608,090	$ -	$6,291,333
Reinvestment of distributions	-	7,186	-	74,442
Shares redeemed	-	(4,869,432)	-	(50,596,001)
Net increase (decrease)	-	(4,254,156)	$-	$(44,230,226)
Premier Class
Shares sold	16,635,627	8,050,594	$195,095,799	$87,234,803
Reinvestment of distributions	747,726	761,800	8,750,576	8,025,871
Shares redeemed	(6,521,466)	(7,661,431)	(75,005,621)	(82,345,678)
Net increase (decrease)	10,861,887	1,150,963	$128,840,754	$12,914,996
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	151,478	583,343	$1,815,975	$6,283,137
Reinvestment of distributions	31,253	31,643	383,243	343,286
Shares redeemed	(279,023)	(517,330)	(3,319,884)	(5,651,153)
Net increase (decrease)	(96,292)	97,656	$(1,120,666)	$975,270
Class M
Shares sold	12,470	32,458	$147,109	$365,930
Reinvestment of distributions	1,863	1,871	23,146	20,525
Shares redeemed	(41,042)	(122,776)	(504,510)	(1,373,247)
Net increase (decrease)	(26,709)	(88,447)	$(334,255)	$(986,792)
Class C
Shares sold	49,703	19,740	$573,582	$214,111
Reinvestment of distributions	2,901	2,641	35,242	28,333
Shares redeemed	(51,301)	(34,341)	(603,700)	(367,346)
Net increase (decrease)	1,303	(11,960)	$5,124	$(124,902)
Fidelity Freedom Blend 2025 Fund
Shares sold	11,230,465	44,728,982	$135,010,952	$501,317,213
Issued in exchange for the shares of the Acquired Fund(s)	-	930,670	-	10,023,316
Reinvestment of distributions	1,187,805	163,867	14,521,638	1,782,545
Shares redeemed	(14,011,693)	(5,502,933)	(167,837,412)	(60,730,734)
Net increase (decrease)	(1,593,423)	40,320,586	$(18,304,822)	$452,392,340
Class K
Shares sold	321,530	1,280,279	$3,895,494	$13,896,128
Reinvestment of distributions	72,283	73,188	888,948	798,357
Shares redeemed	(839,508)	(1,148,014)	(9,859,093)	(12,802,436)
Net increase (decrease)	(445,695)	205,453	$(5,074,651)	$1,892,049
Class K6
Shares sold	28,086,710	42,216,083	$339,114,567	$467,477,018
Reinvestment of distributions	2,145,048	2,037,963	26,448,162	22,306,802
Shares redeemed	(36,857,261)	(25,611,752)	(448,165,822)	(285,005,267)
Net increase (decrease)	(6,625,503)	18,642,294	$(82,603,093)	$204,778,553
Class I
Shares sold	138,609	185,611	$1,645,513	$2,057,525
Reinvestment of distributions	29,902	31,824	367,575	346,709
Shares redeemed	(523,968)	(472,512)	(6,283,522)	(5,225,383)
Net increase (decrease)	(355,457)	(255,077)	$(4,270,434)	$(2,821,149)
Class Z
Shares sold	80,061	51,843	$991,604	$573,445
Reinvestment of distributions	7,076	7,476	87,240	81,670
Shares redeemed	(153,851)	(66,277)	(1,826,415)	(726,984)
Net increase (decrease)	(66,714)	(6,958)	$(747,571)	$(71,869)
Class Z6
Shares sold	-	811,314	$ -	$8,626,013
Reinvestment of distributions	-	15,582	-	166,726
Shares redeemed	-	(10,052,184)	-	(108,321,591)
Net increase (decrease)	-	(9,225,288)	$-	$(99,528,852)
Premier Class
Shares sold	16,687,506	25,686,146	$200,674,444	$287,803,157
Reinvestment of distributions	1,801,169	1,682,778	22,154,114	18,365,899
Shares redeemed	(17,094,703)	(14,169,383)	(206,726,098)	(157,536,305)
Net increase (decrease)	1,393,972	13,199,541	$16,102,460	$148,632,751
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	430,579	671,505	$5,319,595	$7,526,154
Reinvestment of distributions	62,402	43,497	777,052	485,014
Shares redeemed	(423,341)	(515,956)	(5,265,733)	(5,836,549)
Net increase (decrease)	69,640	199,046	$830,914	$2,174,619
Class M
Shares sold	41,997	44,311	$527,587	$503,353
Reinvestment of distributions	7,671	4,820	95,733	53,791
Shares redeemed	(56,627)	(47,997)	(699,318)	(528,534)
Net increase (decrease)	(6,959)	1,134	$(75,998)	$28,610
Class C
Shares sold	139,799	75,314	$1,756,304	$836,286
Reinvestment of distributions	7,275	4,618	89,653	51,031
Shares redeemed	(59,414)	(89,311)	(736,982)	(1,001,797)
Net increase (decrease)	87,660	(9,379)	$1,108,975	$(114,480)
Fidelity Freedom Blend 2030 Fund
Shares sold	16,744,822	55,139,748	$208,960,226	$636,208,599
Issued in exchange for the shares of the Acquired Fund(s)	-	53,033	-	588,662
Reinvestment of distributions	1,941,690	234,993	24,240,158	2,630,767
Shares redeemed	(13,317,688)	(4,617,634)	(165,341,346)	(52,611,507)
Net increase (decrease)	5,368,824	50,810,140	$67,859,038	$586,816,521
Class K
Shares sold	1,054,090	3,964,465	$13,226,907	$44,046,594
Reinvestment of distributions	201,897	152,284	2,530,799	1,709,362
Shares redeemed	(2,132,179)	(1,954,779)	(26,855,158)	(22,523,061)
Net increase (decrease)	(876,192)	2,161,970	$(11,097,452)	$23,232,895
Class K6
Shares sold	48,954,496	61,445,073	$613,142,788	$700,090,944
Reinvestment of distributions	4,115,910	2,669,674	51,892,163	30,098,275
Shares redeemed	(46,753,856)	(24,845,940)	(587,827,601)	(284,850,864)
Net increase (decrease)	6,316,550	39,268,807	$77,207,350	$445,338,355
Class I
Shares sold	434,428	382,645	$5,442,764	$4,363,384
Reinvestment of distributions	94,507	65,930	1,184,379	739,858
Shares redeemed	(946,128)	(585,463)	(12,106,839)	(6,645,264)
Net increase (decrease)	(417,193)	(136,888)	$(5,479,696)	$(1,542,022)
Class Z
Shares sold	107,787	109,391	$1,329,593	$1,243,766
Reinvestment of distributions	32,455	23,684	407,926	266,239
Shares redeemed	(93,273)	(123,348)	(1,095,897)	(1,410,945)
Net increase (decrease)	46,969	9,727	$641,622	$99,060
Class Z6
Shares sold	-	1,008,803	$ -	$11,026,305
Reinvestment of distributions	-	24,420	-	268,374
Shares redeemed	-	(15,725,944)	-	(174,006,579)
Net increase (decrease)	-	(14,692,721)	$-	$(162,711,900)
Premier Class
Shares sold	36,125,759	39,287,984	$454,651,270	$452,811,819
Reinvestment of distributions	3,513,070	2,415,194	44,173,193	27,174,639
Shares redeemed	(16,353,263)	(13,300,382)	(203,947,472)	(152,306,810)
Net increase (decrease)	23,285,566	28,402,796	$294,876,991	$327,679,648
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	598,880	757,123	$7,887,403	$8,903,012
Reinvestment of distributions	71,580	52,799	946,078	620,055
Shares redeemed	(487,913)	(352,285)	(6,479,121)	(4,240,089)
Net increase (decrease)	182,547	457,637	$2,354,360	$5,282,978
Class M
Shares sold	136,799	97,558	$1,837,704	$1,167,934
Reinvestment of distributions	10,261	6,010	135,732	70,375
Shares redeemed	(28,831)	(58,351)	(374,570)	(688,232)
Net increase (decrease)	118,229	45,217	$1,598,866	$550,077
Class C
Shares sold	150,143	54,802	$1,953,501	$638,017
Reinvestment of distributions	8,688	4,359	113,272	50,520
Shares redeemed	(43,905)	(47,941)	(568,988)	(557,610)
Net increase (decrease)	114,926	11,220	$1,497,785	$130,927
Fidelity Freedom Blend 2035 Fund
Shares sold	17,595,395	40,667,353	$232,724,047	$494,156,215
Reinvestment of distributions	1,678,720	333,903	22,283,659	3,939,268
Shares redeemed	(9,741,391)	(4,166,082)	(129,035,260)	(49,789,565)
Net increase (decrease)	9,532,724	36,835,174	$125,972,446	$448,305,918
Class K
Shares sold	742,060	2,167,428	$9,739,815	$25,520,289
Reinvestment of distributions	137,125	100,762	1,828,782	1,192,775
Shares redeemed	(751,725)	(1,253,532)	(10,156,097)	(15,317,568)
Net increase (decrease)	127,460	1,014,658	$1,412,500	$11,395,496
Class K6
Shares sold	44,222,634	61,203,245	$589,521,905	$735,136,844
Reinvestment of distributions	4,225,044	3,049,524	56,558,646	36,277,884
Shares redeemed	(41,706,251)	(19,291,199)	(559,343,902)	(233,777,418)
Net increase (decrease)	6,741,427	44,961,570	$86,736,649	$537,637,310
Class I
Shares sold	351,368	467,212	$4,632,251	$5,580,871
Reinvestment of distributions	83,417	69,842	1,107,510	825,253
Shares redeemed	(756,919)	(613,310)	(10,136,463)	(7,311,538)
Net increase (decrease)	(322,134)	(76,256)	$(4,396,702)	$(905,414)
Class Z
Shares sold	60,295	45,910	$785,040	$549,988
Reinvestment of distributions	10,242	7,739	136,600	91,586
Shares redeemed	(24,758)	(34,383)	(336,914)	(410,120)
Net increase (decrease)	45,779	19,266	$584,726	$231,454
Class Z6
Shares sold	-	791,468	$ -	$9,055,981
Reinvestment of distributions	-	22,091	-	255,371
Shares redeemed	-	(17,008,457)	-	(198,366,390)
Net increase (decrease)	-	(16,194,898)	$-	$(189,055,038)
Premier Class
Shares sold	29,157,904	40,338,408	$385,519,250	$491,494,658
Reinvestment of distributions	4,040,083	2,920,460	54,000,175	34,651,555
Shares redeemed	(10,767,450)	(9,719,368)	(142,954,056)	(117,378,897)
Net increase (decrease)	22,430,537	33,539,500	$296,565,369	$408,767,316
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	585,276	487,977	$8,184,820	$6,031,337
Reinvestment of distributions	52,625	40,319	739,258	495,929
Shares redeemed	(335,466)	(274,411)	(4,696,749)	(3,389,158)
Net increase (decrease)	302,435	253,885	$4,227,329	$3,138,108
Class M
Shares sold	81,521	103,623	$1,162,556	$1,299,449
Reinvestment of distributions	8,189	4,799	114,941	58,979
Shares redeemed	(23,507)	(27,186)	(315,511)	(344,052)
Net increase (decrease)	66,203	81,236	$961,986	$1,014,376
Class C
Shares sold	80,467	46,852	$1,104,364	$572,028
Reinvestment of distributions	6,340	4,778	86,687	57,866
Shares redeemed	(49,206)	(53,761)	(684,385)	(643,032)
Net increase (decrease)	37,601	(2,131)	$506,666	$(13,138)
Fidelity Freedom Blend 2040 Fund
Shares sold	14,358,114	33,000,082	$202,780,278	$419,859,305
Reinvestment of distributions	1,428,943	415,533	20,228,060	5,143,383
Shares redeemed	(6,603,587)	(4,032,401)	(92,698,608)	(50,425,889)
Net increase (decrease)	9,183,470	29,383,214	$130,309,730	$374,576,799
Class K
Shares sold	675,833	2,324,304	$9,518,538	$28,335,537
Reinvestment of distributions	114,608	94,645	1,630,773	1,176,267
Shares redeemed	(817,884)	(1,058,575)	(11,584,964)	(13,578,724)
Net increase (decrease)	(27,443)	1,360,374	$(435,653)	$15,933,080
Class K6
Shares sold	38,293,105	52,924,021	$543,985,889	$667,206,888
Reinvestment of distributions	3,596,377	2,792,351	51,416,953	34,858,036
Shares redeemed	(38,336,538)	(16,446,792)	(548,693,838)	(208,353,397)
Net increase (decrease)	3,552,944	39,269,580	$46,709,004	$493,711,527
Class I
Shares sold	577,603	438,015	$8,358,216	$5,477,674
Reinvestment of distributions	75,768	65,387	1,073,211	810,795
Shares redeemed	(773,612)	(529,677)	(11,170,820)	(6,591,168)
Net increase (decrease)	(120,241)	(26,275)	$(1,739,393)	$(302,699)
Class Z
Shares sold	51,619	127,449	$721,810	$1,598,074
Reinvestment of distributions	21,257	15,827	302,914	197,130
Shares redeemed	(51,858)	(42,575)	(751,235)	(539,181)
Net increase (decrease)	21,018	100,701	$273,489	$1,256,023
Class Z6
Shares sold	-	784,001	$ -	$9,401,476
Reinvestment of distributions	-	8,081	-	97,779
Shares redeemed	-	(14,676,306)	-	(179,484,428)
Net increase (decrease)	-	(13,884,224)	$-	$(169,985,173)
Premier Class
Shares sold	29,627,169	37,114,593	$420,577,638	$474,467,422
Reinvestment of distributions	3,526,201	2,725,047	50,386,745	33,960,242
Shares redeemed	(9,769,209)	(7,870,511)	(138,053,657)	(99,739,154)
Net increase (decrease)	23,384,161	31,969,129	$332,910,726	$408,688,510
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	391,715	580,042	$5,625,883	$7,302,528
Reinvestment of distributions	45,180	34,507	646,391	429,611
Shares redeemed	(253,791)	(265,840)	(3,695,569)	(3,323,125)
Net increase (decrease)	183,104	348,709	$2,576,705	$4,409,014
Class M
Shares sold	66,452	100,160	$938,988	$1,259,284
Reinvestment of distributions	7,238	6,061	103,071	75,279
Shares redeemed	(16,578)	(101,855)	(235,497)	(1,286,839)
Net increase (decrease)	57,112	4,366	$806,562	$47,724
Class C
Shares sold	100,680	39,962	$1,430,601	$493,070
Reinvestment of distributions	6,869	4,746	95,699	58,139
Shares redeemed	(44,205)	(39,651)	(624,681)	(487,088)
Net increase (decrease)	63,344	5,057	$901,619	$64,121
Fidelity Freedom Blend 2045 Fund
Shares sold	11,517,704	23,734,061	$166,030,550	$305,901,828
Reinvestment of distributions	964,823	254,954	13,964,168	3,194,568
Shares redeemed	(4,659,092)	(2,145,294)	(66,877,020)	(27,126,712)
Net increase (decrease)	7,823,435	21,843,721	$113,117,698	$281,969,684
Class K
Shares sold	545,486	1,254,174	$7,841,608	$15,561,051
Reinvestment of distributions	76,271	61,098	1,107,273	768,342
Shares redeemed	(461,614)	(742,437)	(6,741,040)	(9,657,906)
Net increase (decrease)	160,143	572,835	$2,207,841	$6,671,487
Class K6
Shares sold	33,124,016	48,176,079	$479,493,467	$613,578,846
Reinvestment of distributions	3,055,562	2,380,909	44,626,027	30,087,913
Shares redeemed	(31,629,591)	(14,947,467)	(463,778,090)	(191,352,797)
Net increase (decrease)	4,549,987	35,609,521	$60,341,404	$452,313,962
Class I
Shares sold	579,462	472,766	$8,333,664	$5,989,481
Reinvestment of distributions	84,789	69,969	1,222,559	876,714
Shares redeemed	(898,664)	(450,894)	(13,318,959)	(5,654,509)
Net increase (decrease)	(234,413)	91,841	$(3,762,736)	$1,211,686
Class Z
Shares sold	77,283	117,489	$1,093,746	$1,510,864
Reinvestment of distributions	13,941	13,005	202,683	163,730
Shares redeemed	(77,527)	(68,225)	(1,028,574)	(866,650)
Net increase (decrease)	13,697	62,269	$267,855	$807,944
Class Z6
Shares sold	-	856,639	$ -	$10,320,482
Reinvestment of distributions	-	2,049	-	24,980
Shares redeemed	-	(13,161,038)	-	(162,257,856)
Net increase (decrease)	-	(12,302,350)	$-	$(151,912,394)
Premier Class
Shares sold	23,251,914	36,278,038	$334,786,106	$468,001,204
Reinvestment of distributions	3,185,743	2,471,719	46,500,319	31,158,649
Shares redeemed	(8,025,815)	(6,690,100)	(116,066,965)	(85,585,021)
Net increase (decrease)	18,411,842	32,059,657	$265,219,460	$413,574,832
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	421,413	450,404	$5,973,063	$5,616,432
Reinvestment of distributions	36,346	29,172	520,342	363,191
Shares redeemed	(213,645)	(187,156)	(2,998,396)	(2,358,983)
Net increase (decrease)	244,114	292,420	$3,495,009	$3,620,640
Class M
Shares sold	67,735	76,614	$964,766	$966,383
Reinvestment of distributions	5,449	3,403	77,389	42,168
Shares redeemed	(29,749)	(14,263)	(420,826)	(180,419)
Net increase (decrease)	43,435	65,754	$621,329	$828,132
Class C
Shares sold	78,570	84,596	$1,090,990	$1,043,808
Reinvestment of distributions	6,571	5,512	90,787	67,298
Shares redeemed	(51,134)	(37,113)	(687,776)	(456,542)
Net increase (decrease)	34,007	52,995	$494,001	$654,564
Fidelity Freedom Blend 2050 Fund
Shares sold	7,740,236	18,878,682	$110,799,106	$242,541,186
Reinvestment of distributions	742,755	239,079	10,718,828	2,990,881
Shares redeemed	(3,268,853)	(1,968,168)	(46,568,761)	(24,909,500)
Net increase (decrease)	5,214,138	17,149,593	$74,949,173	$220,622,567
Class K
Shares sold	578,210	1,716,185	$8,192,366	$21,161,048
Reinvestment of distributions	75,370	65,992	1,090,377	827,866
Shares redeemed	(528,318)	(527,496)	(7,668,446)	(6,813,344)
Net increase (decrease)	125,262	1,254,681	$1,614,297	$15,175,570
Class K6
Shares sold	30,597,503	42,810,398	$443,489,376	$543,924,990
Reinvestment of distributions	2,681,120	2,272,842	39,080,541	28,656,420
Shares redeemed	(26,513,468)	(14,535,420)	(388,035,470)	(186,089,656)
Net increase (decrease)	6,765,155	30,547,820	$94,534,447	$386,491,754
Class I
Shares sold	450,770	514,070	$6,425,041	$6,458,795
Reinvestment of distributions	95,085	88,887	1,366,606	1,111,972
Shares redeemed	(924,013)	(566,132)	(13,557,237)	(7,106,157)
Net increase (decrease)	(378,158)	36,825	$(5,765,590)	$464,610
Class Z
Shares sold	36,287	64,059	$516,421	$812,737
Reinvestment of distributions	8,052	7,625	116,634	95,919
Shares redeemed	(55,873)	(67,672)	(782,215)	(874,041)
Net increase (decrease)	(11,534)	4,012	$(149,160)	$34,615
Class Z6
Shares sold	-	723,691	$ -	$ 8,706,829
Reinvestment of distributions	-	1,718	-	20,947
Shares redeemed	-	(10,881,916)	-	(134,140,075)
Net increase (decrease)	-	(10,156,507)	$-	$(125,412,299)
Premier Class
Shares sold	21,715,788	31,806,140	$312,923,360	$409,816,541
Reinvestment of distributions	2,509,634	2,115,591	36,543,249	26,606,613
Shares redeemed	(7,215,649)	(6,558,366)	(104,235,825)	(83,645,104)
Net increase (decrease)	17,009,773	27,363,365	$245,230,784	$352,778,050
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	376,269	472,713	$5,361,845	$5,907,336
Reinvestment of distributions	34,055	29,162	489,003	364,522
Shares redeemed	(148,838)	(207,085)	(2,177,114)	(2,629,115)
Net increase (decrease)	261,486	294,790	$3,673,734	$3,642,743
Class M
Shares sold	46,466	76,309	$664,666	$967,860
Reinvestment of distributions	4,731	3,793	67,366	47,260
Shares redeemed	(28,606)	(32,625)	(415,467)	(413,638)
Net increase (decrease)	22,591	47,477	$316,565	$601,482
Class C
Shares sold	49,818	56,862	$698,450	$686,459
Reinvestment of distributions	3,887	3,306	53,964	40,524
Shares redeemed	(18,883)	(33,206)	(276,675)	(411,550)
Net increase (decrease)	34,822	26,962	$475,739	$315,433
Fidelity Freedom Blend 2055 Fund
Shares sold	5,563,756	12,074,576	$80,520,409	$156,232,523
Reinvestment of distributions	466,424	174,198	6,770,861	2,194,889
Shares redeemed	(2,282,414)	(1,153,398)	(32,804,369)	(14,719,456)
Net increase (decrease)	3,747,766	11,095,376	$54,486,901	$143,707,956
Class K
Shares sold	403,582	997,685	$5,897,485	$12,426,711
Reinvestment of distributions	40,432	37,771	588,186	477,238
Shares redeemed	(406,690)	(394,145)	(5,932,490)	(5,131,887)
Net increase (decrease)	37,324	641,311	$553,181	$7,772,062
Class K6
Shares sold	24,384,305	33,559,883	$355,461,495	$429,661,820
Reinvestment of distributions	1,986,626	1,719,102	29,101,709	21,795,226
Shares redeemed	(18,844,005)	(10,868,318)	(276,593,578)	(140,010,006)
Net increase (decrease)	7,526,926	24,410,667	$107,969,626	$311,447,040
Class I
Shares sold	481,287	628,049	$6,872,807	$7,947,987
Reinvestment of distributions	78,666	75,220	1,137,425	947,017
Shares redeemed	(859,089)	(525,889)	(12,684,021)	(6,559,842)
Net increase (decrease)	(299,136)	177,380	$(4,673,789)	$2,335,162
Class Z
Shares sold	52,530	52,354	$757,014	$669,367
Reinvestment of distributions	6,881	6,349	100,387	80,377
Shares redeemed	(41,307)	(21,359)	(592,783)	(272,207)
Net increase (decrease)	18,104	37,344	$264,618	$477,537
Class Z6
Shares sold	-	526,581	$ -	$6,367,197
Reinvestment of distributions	-	1,206	-	14,799
Shares redeemed	-	(7,688,927)	-	(95,403,261)
Net increase (decrease)	-	(7,161,140)	$-	$(89,021,265)
Premier Class
Shares sold	17,794,109	22,999,223	$256,582,557	$297,717,758
Reinvestment of distributions	1,533,650	1,289,688	22,477,704	16,323,310
Shares redeemed	(5,332,657)	(3,978,144)	(77,334,641)	(51,162,437)
Net increase (decrease)	13,995,102	20,310,767	$201,725,620	$262,878,631
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	260,749	296,884	$3,759,253	$3,783,471
Reinvestment of distributions	20,452	18,577	297,557	234,900
Shares redeemed	(109,910)	(142,721)	(1,591,039)	(1,818,768)
Net increase (decrease)	171,291	172,740	$2,465,771	$2,199,603
Class M
Shares sold	36,174	40,976	$518,787	$523,246
Reinvestment of distributions	3,236	2,913	46,672	36,660
Shares redeemed	(19,587)	(16,539)	(285,534)	(213,525)
Net increase (decrease)	19,823	27,350	$279,925	$346,381
Class C
Shares sold	58,176	43,439	$817,078	$550,000
Reinvestment of distributions	3,337	2,830	47,086	35,131
Shares redeemed	(19,794)	(13,366)	(276,129)	(167,012)
Net increase (decrease)	41,719	32,903	$588,035	$418,119
Fidelity Freedom Blend 2060 Fund
Shares sold	3,951,492	5,807,162	$57,858,043	$75,931,923
Reinvestment of distributions	241,827	83,959	3,566,404	1,069,214
Shares redeemed	(1,207,900)	(548,748)	(17,755,292)	(7,093,794)
Net increase (decrease)	2,985,419	5,342,373	$43,669,155	$69,907,343
Class K
Shares sold	316,972	730,885	$4,647,918	$9,216,343
Reinvestment of distributions	25,968	23,998	383,034	305,924
Shares redeemed	(214,545)	(262,339)	(3,148,752)	(3,450,983)
Net increase (decrease)	128,395	492,544	$1,882,200	$6,071,284
Class K6
Shares sold	17,243,220	21,125,037	$254,729,342	$273,449,101
Reinvestment of distributions	1,220,850	1,044,831	18,095,925	13,367,252
Shares redeemed	(11,582,935)	(6,674,634)	(172,634,843)	(87,004,892)
Net increase (decrease)	6,881,135	15,495,234	$100,190,424	$199,811,461
Class I
Shares sold	347,744	388,901	$ 5,011,362	$ 4,991,951
Reinvestment of distributions	44,437	42,975	651,598	546,405
Shares redeemed	(285,131)	(285,330)	(4,176,949)	(3,653,854)
Net increase (decrease)	107,050	146,546	$1,486,011	$1,884,502
Class Z
Shares sold	32,351	31,273	$470,679	$404,838
Reinvestment of distributions	3,149	2,942	46,527	37,583
Shares redeemed	(19,727)	(6,619)	(281,109)	(87,321)
Net increase (decrease)	15,773	27,596	$236,097	$355,100
Class Z6
Shares sold	-	278,652	$ -	$3,420,657
Reinvestment of distributions	-	2,458	-	30,500
Shares redeemed	-	(3,978,836)	-	(49,976,883)
Net increase (decrease)	-	(3,697,726)	$-	$(46,525,726)
Premier Class
Shares sold	11,067,591	11,791,794	$161,053,620	$154,087,075
Reinvestment of distributions	717,258	567,050	10,653,754	7,248,770
Shares redeemed	(2,721,386)	(1,863,782)	(40,201,653)	(24,170,295)
Net increase (decrease)	9,063,463	10,495,062	$131,505,721	$137,165,550
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	325,322	232,921	$4,897,365	$3,090,420
Reinvestment of distributions	15,216	13,285	231,344	173,615
Shares redeemed	(103,652)	(93,185)	(1,555,605)	(1,228,720)
Net increase (decrease)	236,886	153,021	$3,573,104	$2,035,315
Class M
Shares sold	28,191	22,321	$422,264	$296,306
Reinvestment of distributions	1,724	1,374	26,040	17,912
Shares redeemed	(9,203)	(10,824)	(141,758)	(141,996)
Net increase (decrease)	20,712	12,871	$306,546	$172,222
Class C
Shares sold	48,004	47,278	$703,817	$617,258
Reinvestment of distributions	2,578	2,349	38,094	30,293
Shares redeemed	(26,963)	(17,678)	(396,119)	(231,005)
Net increase (decrease)	23,619	31,949	$345,792	$416,546
Fidelity Freedom Blend 2065 Fund
Shares sold	2,392,339	2,254,600	$36,311,694	$30,500,704
Reinvestment of distributions	97,734	31,590	1,503,270	415,717
Shares redeemed	(658,767)	(253,119)	(10,066,898)	(3,403,830)
Net increase (decrease)	1,831,306	2,033,071	$27,748,066	$27,512,591
Class K
Shares sold	230,542	441,460	$3,454,520	$5,802,115
Reinvestment of distributions	12,501	12,042	192,230	158,787
Shares redeemed	(205,948)	(147,072)	(2,844,596)	(1,994,154)
Net increase (decrease)	37,095	306,430	$802,154	$3,966,748
Class K6
Shares sold	8,819,981	8,621,210	$134,458,931	$115,607,345
Reinvestment of distributions	462,242	355,682	7,124,145	4,695,896
Shares redeemed	(4,670,983)	(2,489,542)	(72,005,214)	(33,623,273)
Net increase (decrease)	4,611,240	6,487,350	$69,577,862	$86,679,968
Class I
Shares sold	221,248	214,001	$3,312,358	$2,856,533
Reinvestment of distributions	14,247	11,306	218,582	148,970
Shares redeemed	(128,826)	(85,821)	(2,019,272)	(1,158,217)
Net increase (decrease)	106,669	139,486	$1,511,668	$1,847,286
Class Z
Shares sold	34,951	35,345	$528,804	$478,051
Reinvestment of distributions	1,985	1,610	30,676	21,286
Shares redeemed	(13,523)	(7,886)	(204,124)	(107,029)
Net increase (decrease)	23,413	29,069	$355,356	$392,308
Class Z6
Shares sold	-	104,216	$ -	$1,326,118
Reinvestment of distributions	-	2,766	-	35,546
Shares redeemed	-	(962,120)	-	(12,512,801)
Net increase (decrease)	-	(855,138)	$-	$(11,151,137)
Premier Class
Shares sold	5,307,942	3,832,552	$80,375,371	$51,835,229
Reinvestment of distributions	212,623	135,115	3,291,949	1,783,497
Shares redeemed	(1,077,431)	(500,813)	(16,624,181)	(6,734,867)
Net increase (decrease)	4,443,134	3,466,854	$67,043,139	$46,883,859
Fidelity Freedom Blend 2070 FundB
Class A
Shares sold	31,578	7,366	$375,505	$74,793
Reinvestment of distributions	426	81	5,222	830
Shares redeemed	(1,823)	(9)	(22,076)	(94)
Net increase (decrease)	30,181	7,438	$358,651	$75,529
Class M
Shares sold	4,432	5,301	$48,559	$53,150
Reinvestment of distributions	135	60	1,644	618
Shares redeemed	(106)	(3)	(1,210)	(30)
Net increase (decrease)	4,461	5,358	$48,993	$53,738
Class C
Shares sold	6,824	5,419	$82,905	$54,397
Reinvestment of distributions	109	48	1,327	494
Shares redeemed	(62)	-	(768)	-
Net increase (decrease)	6,871	5,467	$83,464	$54,891
Fidelity Freedom Blend 2070 Fund B
Shares sold	384,197	130,017	$4,552,119	$1,360,647
Reinvestment of distributions	6,271	250	76,566	2,558
Shares redeemed	(59,215)	(4,118)	(737,993)	(42,974)
Net increase (decrease)	331,253	126,149	$3,890,692	$1,320,231
Class K
Shares sold	65,608	21,019	$784,755	$217,504
Reinvestment of distributions	967	127	11,840	1,301
Shares redeemed	(11,233)	(420)	(136,381)	(4,410)
Net increase (decrease)	55,342	20,726	$660,214	$214,395
Class K6
Shares sold	2,476,662	636,210	$29,707,846	$6,639,652
Reinvestment of distributions	35,875	1,670	439,275	17,064
Shares redeemed	(729,516)	(117,913)	(8,909,342)	(1,221,007)
Net increase (decrease)	1,783,021	519,967	$21,237,779	$5,435,709
Class I
Shares sold	51,965	13,358	$606,910	$137,492
Reinvestment of distributions	881	106	10,806	1,079
Shares redeemed	(9,858)	(435)	(121,344)	(4,580)
Net increase (decrease)	42,988	13,029	$496,372	$133,991
Class Z
Shares sold	12,408	5,000	$138,317	$50,002
Reinvestment of distributions	325	74	3,999	760
Shares redeemed	(1)	-	(8)	(2)
Net increase (decrease)	12,732	5,074	$142,308	$50,760
Premier Class
Shares sold	816,007	157,086	$9,753,607	$1,644,304
Reinvestment of distributions	12,985	656	159,251	6,704
Shares redeemed	(64,393)	(4,531)	(752,248)	(47,490)
Net increase (decrease)	764,599	153,211	$9,160,610	$1,603,518

A Share transactions for Class Z6 of each Fund are for the period April 1, 2024 through May 24, 2024.
B For period June 28, 2024 (commencement of operations) through March 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	13%	20%	18%	-%	-%	-%
Fidelity Series Government Bond Index Fund	13%	20%	18%	-%	-%	-%
Fidelity Series International Index Fund	-%	-%	12%	14%	14%	13%
Fidelity Series Investment Grade Securitized Fund	13%	20%	18%	-%	-%	-%
Fidelity Series Large Cap Growth Index Fund	-%	-%	12%	15%	15%	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Blue Chip Growth Fund	21%
Fidelity Series Corporate Bond Fund	70%
Fidelity Series Government Bond Index Fund	70%
Fidelity Series International Index Fund	87%
Fidelity Series Investment Grade Securitized Fund	70%
Fidelity Series Large Cap Growth Index Fund	89%
Fidelity Series Large Cap Value Index Fund	36%
Fidelity Series Small Cap Core Fund	52%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Prior Fiscal Year Reorganization Information.
On June 14, 2024, Fidelity Freedom Blend Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Blend 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Blend Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Freedom Blend Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Freedom Blend Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Freedom Blend Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom Blend 2005 Fund	21,665,079	(163,579)
Class A			572,909	58,580	.9986809816
Class M			23,274	2,382	1.0026100307
Class C			53,959	5,586	1.0060041408
Fidelity Freedom Blend 2005 Fund			945,880	96,617	1.0007660878
Class K			207,335	21,178	1.0064759959
Class K6			10,297,550	1,051,838	1.0021859040
Class I			233,567	23,858	1.0030745659
Premier Class			9,348,777	954,930	1.0003268641

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Blend Income Fund	108,822,811	130,506,062

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$4,320,060
Total net realized gain (loss)	(66,424)
Total change in net unrealized appreciation (depreciation)	3,115,744
Net increase (decrease) in net assets resulting from operations	7,369,380

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Freedom Blend Income Fund Statement of Operations since June 14, 2024.
13. Prior Fiscal Year Reorganization Information.
On January 10, 2025, each respective Acquiring Fund - Fidelity Freedom Blend acquired all of the assets and assumed all of the liabilities of each respective Fidelity Simplicity RMD Fund listed in the below table ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by each Acquired Funds were the primary assets acquired by each Acquiring Fund - Fidelity Freedom Blend. The acquisition was accomplished by an exchange of Acquiring Fund - Fidelity Freedom Blend for corresponding shares then outstanding of each Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of each Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of each Acquired Funds and shares issued by each Acquiring Fund - Fidelity Freedom Blend were recorded at fair value; however, the cost basis of the investments received from each Acquired Fund were carried forward and will be utilized for purposes of each Acquiring Fund's - Fidelity Freedom Blend ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Simplicity RMD Income Fund	26,758,013	(110,256)	26,772,177	2,765,723	5.6837913223
Fidelity Simplicity RMD 2010 Fund	9,376,762	35,602	9,381,083	951,428	5.2472008114
Fidelity Simplicity RMD 2015 Fund	16,744,414	243,913	16,750,641	1,666,730	5.8860298507
Fidelity Simplicity RMD 2020 Fund	42,780,112	501,695	42,792,278	4,114,643	5.9231826923
Fidelity Simplicity RMD 2025 Fund	10,021,323	170,582	10,023,316	930,670	1.0354874652
Fidelity Simplicity RMD 2030 Fund	588,567	26,914	588,662	53,033	.9443423423

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Blend Income Fund	132,530,581	159,302,758
Fidelity Freedom Blend 2010 Fund	92,695,669	102,076,752
Fidelity Freedom Blend 2015 Fund	235,816,940	252,567,581
Fidelity Freedom Blend 2020 Fund	827,236,903	870,029,181
Fidelity Freedom Blend 2025 Fund	1,889,777,273	1,899,800,589
Fidelity Freedom Blend 2030 Fund	2,823,567,604	2,824,156,266

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Acquiring Fund	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation) $	Net increase (decrease) in net assets resulting from operations $
Fidelity Freedom Blend Income Fund	4,952,493	(901,596)	3,721,680	7,772,577
Fidelity Freedom Blend 2010 Fund	3,198,826	292,064	1,949,346	5,440,236
Fidelity Freedom Blend 2015 Fund	7,259,527	1,606,968	2,902,667	11,769,162
Fidelity Freedom Blend 2020 Fund	23,732,490	8,967,282	7,215,708	39,915,480
Fidelity Freedom Blend 2025 Fund	47,543,905	16,621,636	15,883,096	80,048,637
Fidelity Freedom Blend 2030 Fund	66,028,304	32,669,543	13,628,876	112,326,723

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's Statement of Operations since January 10, 2025.
14. Proposed Reorganization
The Board of Trustees of each Acquired Fund approved an Agreement and Plan of Reorganization between each Acquired Fund and each respective Acquiring Fund. Each agreement provides for the transfer of all the assets and the assumption of all the liabilities of each Acquired Fund in exchange for corresponding shares of each respective Acquiring Fund equal in value to the net assets of each Acquired Fund on the day the reorganization is effective. The reorganization provides shareholders of each Acquired Fund access to a larger portfolio with similar investment objectives.

Acquired Fund	Acquiring Fund
Fidelity Managed Retirement 2010 Fund	Fidelity Freedom Blend Retirement Fund
Fidelity Managed Retirement 2015 Fund	Fidelity Freedom Blend 2010 Fund
Fidelity Managed Retirement 2025 Fund	Fidelity Freedom Blend 2020 Fund
Fidelity Managed Retirement 2030 Fund	Fidelity Freedom Blend 2025 Fund

A meeting of shareholders of the Acquired Funds was held on April 16, 2026 to vote on the reorganizations, which was approved for June 2026. The reorganizations qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Fidelity Management Retirement Income Fund will distribute all of its net assets to its shareholders on or about June 12, 2026. Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2035 Fund will distribute all of their net assets to their shareholders on or about June 5, 2026.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Freedom Blend Retirement Fund
Fidelity Freedom Blend 2010 Fund
Fidelity Freedom Blend 2015 Fund
Fidelity Freedom Blend 2020 Fund
Fidelity Freedom Blend 2025 Fund
Fidelity Freedom Blend 2030 Fund
Fidelity Freedom Blend 2035 Fund
Fidelity Freedom Blend 2040 Fund
Fidelity Freedom Blend 2045 Fund
Fidelity Freedom Blend 2050 Fund
Fidelity Freedom Blend 2055 Fund
Fidelity Freedom Blend 2060 Fund
Fidelity Freedom Blend 2065 Fund
	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the five years in the period ended March 31, 2026
Fidelity Freedom Blend 2070 Fund	For the year ended March 31, 2026	For the year ended March 31, 2026 and for the period June 28, 2024 (commencement of operations) through March 31, 2025	For the year ended March 31, 2026 and for the period June 28, 2024 (commencement of operations) through March 31, 2025

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Blend 2020 Fund	$12,812,066
Fidelity Freedom Blend 2025 Fund	$27,716,848
Fidelity Freedom Blend 2030 Fund	$73,801,376
Fidelity Freedom Blend 2035 Fund	$88,723,663
Fidelity Freedom Blend 2040 Fund	$113,376,083
Fidelity Freedom Blend 2045 Fund	$99,975,020
Fidelity Freedom Blend 2050 Fund	$79,703,762
Fidelity Freedom Blend 2055 Fund	$56,327,203
Fidelity Freedom Blend 2060 Fund	$32,185,713
Fidelity Freedom Blend 2065 Fund	$12,718,174
Fidelity Freedom Blend 2070 Fund	$879,739
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Blend Retirement Fund	41.63%
Fidelity Freedom Blend 2010 Fund	38.62%
Fidelity Freedom Blend 2015 Fund	33.10%
Fidelity Freedom Blend 2020 Fund	27.07%
Fidelity Freedom Blend 2025 Fund	21.76%
Fidelity Freedom Blend 2030 Fund	17.05%
Fidelity Freedom Blend 2035 Fund	11.82%
Fidelity Freedom Blend 2040 Fund	5.90%
Fidelity Freedom Blend 2045 Fund	2.87%
Fidelity Freedom Blend 2050 Fund	2.64%
Fidelity Freedom Blend 2055 Fund	2.46%
Fidelity Freedom Blend 2060 Fund	2.41%
Fidelity Freedom Blend 2065 Fund	2.34%
Fidelity Freedom Blend 2070 Fund	4.31%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Blend Retirement Fund	$5,357,191
Fidelity Freedom Blend 2010 Fund	$3,787,841
Fidelity Freedom Blend 2015 Fund	$7,371,105
Fidelity Freedom Blend 2020 Fund	$20,865,927
Fidelity Freedom Blend 2025 Fund	$38,013,995
Fidelity Freedom Blend 2030 Fund	$50,467,078
Fidelity Freedom Blend 2035 Fund	$41,293,124
Fidelity Freedom Blend 2040 Fund	$19,237,361
Fidelity Freedom Blend 2045 Fund	$8,940,352
Fidelity Freedom Blend 2050 Fund	$7,764,655
Fidelity Freedom Blend 2055 Fund	$5,387,155
Fidelity Freedom Blend 2060 Fund	$3,026,246
Fidelity Freedom Blend 2065 Fund	$1,055,962
Fidelity Freedom Blend 2070 Fund	$59,243

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Premier Class
Fidelity Freedom Blend Retirement Fund
April, 2025	0%	0%	0%	0%	0%	0%	0%	0%	0%
May, 2025	3%	4%	5%	3%	3%	3%	3%	3%	3%
June, 2025	5%	6%	9%	4%	4%	4%	4%	4%	4%
July, 2025	5%	6%	9%	4%	4%	4%	4%	4%	4%
August, 2025	4%	4%	5%	4%	4%	4%	4%	4%	4%
September, 2025	5%	6%	8%	4%	4%	4%	4%	4%	4%
October, 2025	5%	5%	8%	4%	4%	4%	4%	4%	4%
November, 2025	4%	5%	5%	4%	4%	4%	4%	4%	4%
December, 2025	4%	4%	4%	4%	4%	4%	4%	4%	4%
February, 2026	1%	1%	-	1%	1%	1%	1%	1%	1%
March, 2026	1%	1%	1%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2010 Fund
May, 2025	6%	11%	29%	3%	4%	3%	4%	3%	3%
December, 2025	5%	6%	7%	5%	5%	5%	5%	5%	5%
Fidelity Freedom Blend 2015 Fund
May, 2025	7%	12%	-	4%	5%	4%	5%	5%	4%
December, 2025	7%	8%	10%	7%	7%	7%	7%	7%	6%
Fidelity Freedom Blend 2020 Fund
May, 2025	15%	-	-	6%	8%	7%	8%	8%	6%
December, 2025	10%	11%	13%	9%	9%	9%	9%	9%	9%
Fidelity Freedom Blend 2025 Fund
May, 2025	22%	65%	-	8%	10%	8%	12%	11%	8%
December, 2025	13%	15%	17%	12%	11%	11%	12%	11%	11%
Fidelity Freedom Blend 2030 Fund
May, 2025	19%	53%	-	8%	10%	8%	11%	10%	8%
December, 2025	16%	17%	21%	14%	14%	14%	15%	14%	13%
Fidelity Freedom Blend 2035 Fund
May, 2025	43%	-	-	13%	15%	13%	20%	16%	12%
December, 2025	19%	20%	24%	18%	17%	17%	18%	17%	16%
Fidelity Freedom Blend 2040 Fund
May, 2025	-	-	-	50%	88%	44%	-	70%	39%
December, 2025	27%	29%	39%	24%	24%	23%	25%	23%	22%
Fidelity Freedom Blend 2045 Fund
May, 2025	-	-	-	-	-	-	-	-	-
December, 2025	31%	34%	44%	28%	27%	26%	28%	27%	25%
Fidelity Freedom Blend 2050 Fund
May, 2025	-	-	-	-	-	-	-	-	-
December, 2025	31%	34%	45%	28%	27%	26%	28%	27%	26%
Fidelity Freedom Blend 2055 Fund
May, 2025	-	-	-	-	-	-	-	-	-
December, 2025	31%	35%	44%	28%	28%	26%	29%	27%	26%
Fidelity Freedom Blend 2060 Fund
May, 2025	-	-	-	100%	-	85%	-	-	57%
December, 2025	31%	35%	45%	28%	27%	26%	28%	27%	26%
Fidelity Freedom Blend 2065 Fund
May, 2025	-	-	-	-	-	92%	-	-	46%
December, 2025	31%	35%	47%	28%	28%	26%	28%	27%	26%
Fidelity Freedom Blend 2070 Fund
May, 2025	-	-	-	3%	4%	3%	9%	-	3%
December, 2025	28%	34%	41%	26%	25%	24%	26%	26%	24%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Premier Class
Fidelity Freedom Blend Retirement Fund
April, 2025	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May, 2025	10.01%	10.48%	12.95%	9.17%	8.81%	8.47%	9.17%	8.81%	8.47%
June, 2025	13.92%	15.90%	24.74%	11.72%	11.13%	10.60%	11.72%	11.13%	10.60%
July, 2025	14.32%	17.51%	26.26%	12.12%	11.26%	10.51%	12.12%	11.26%	10.51%
August, 2025	11.96%	12.78%	14.83%	11.24%	11.24%	10.90%	11.24%	11.24%	10.59%
September, 2025	13.13%	15.94%	22.31%	11.75%	12.40%	10.63%	11.75%	11.16%	10.63%
October, 2025	13.21%	15.41%	23.12%	11.56%	11.56%	10.88%	11.56%	10.88%	10.28%
November, 2025	12.08%	13.21%	15.09%	11.42%	11.12%	10.84%	11.42%	11.12%	10.57%
December, 2025	11.45%	11.89%	12.75%	11.13%	10.98%	10.90%	11.13%	10.75%	10.83%
February, 2026	0.00%	0.00%	-	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
March, 2026	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Freedom Blend 2010 Fund
May, 2025	6.07%	11.37%	30.32%	3.37%	3.79%	3.37%	4.14%	3.64%	3.25%
December, 2025	14.92%	15.66%	19.01%	13.63%	13.27%	12.94%	14.05%	13.27%	12.81%
Fidelity Freedom Blend 2015 Fund
May, 2025	7.58%	12.12%	-	4.18%	4.66%	4.18%	5.05%	4.66%	4.18%
December, 2025	19.55%	21.22%	27.65%	18.31%	17.77%	17.32%	18.18%	17.89%	17.16%
Fidelity Freedom Blend 2020 Fund
May, 2025	15.26%	-	-	6.72%	8.00%	7.00%	8.84%	8.39%	6.72%
December, 2025	26.37%	27.61%	33.86%	24.36%	23.63%	22.93%	24.36%	23.55%	22.71%
Fidelity Freedom Blend 2025 Fund
May, 2025	22.63%	67.88%	-	8.49%	10.19%	8.86%	12.73%	11.32%	8.49%
December, 2025	33.01%	38.35%	44.36%	30.38%	29.56%	28.79%	30.60%	29.27%	28.42%
Fidelity Freedom Blend 2030 Fund
May, 2025	18.12%	49.82%	-	7.67%	9.06%	7.97%	10.49%	9.49%	7.67%
December, 2025	40.73%	43.54%	53.47%	37.13%	36.33%	34.94%	37.40%	36.07%	34.35%
Fidelity Freedom Blend 2035 Fund
May, 2025	41.98%	-	-	12.60%	14.82%	12.60%	19.38%	15.75%	12.00%
December, 2025	49.61%	51.28%	62.02%	45.35%	43.87%	42.64%	45.86%	44.03%	41.76%
Fidelity Freedom Blend 2040 Fund
May, 2025	-	-	-	49.21%	86.12%	43.06%	-	68.90%	38.28%
December, 2025	67.43%	72.74%	98.83%	60.90%	59.29%	56.92%	61.86%	59.07%	55.52%
Fidelity Freedom Blend 2045 Fund
May, 2025	-	-	-	-	-	-	-	-	-
December, 2025	77.83%	85.30%	100%	69.58%	67.99%	65.00%	70.42%	67.47%	63.37%
Fidelity Freedom Blend 2050 Fund
May, 2025	-	-	-	-	-	-	-	-	-
December, 2025	77.62%	84.23%	100%	70.25%	68.63%	65.59%	71.10%	68.36%	63.94%
Fidelity Freedom Blend 2055 Fund
May, 2025	-	-	-	-	-	-	-	-	-
December, 2025	77.95%	86.60%	100%	70.59%	68.96%	65.69%	71.43%	68.44%	64.04%
Fidelity Freedom Blend 2060 Fund
May, 2025	-	-	-	100%	-	100%	-	-	71.60%
December, 2025	78.69%	86.66%	100%	70.09%	68.49%	65.73%	71.21%	68.23%	64.10%
Fidelity Freedom Blend 2065 Fund
May, 2025	-	-	-	-	-	100%	-	-	70.97%
December, 2025	77.95%	87.25%	100%	70.17%	69.11%	65.88%	71.26%	68.08%	64.03%
Fidelity Freedom Blend 2070 Fund
May, 2025	-	-	-	7.84%	9.41%	6.72%	23.51%	-	6.72%
December, 2025	74.70%	91.85%	100%	69.95%	68.14%	64.80%	69.95%	68.49%	63.55%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Premier Class
Fidelity Freedom Blend Retirement Fund
April, 2025	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
May, 2025	0.27%	0.28%	0.35%	0.25%	0.24%	0.23%	0.25%	0.24%	0.23%
June, 2025	0.37%	0.43%	0.66%	0.32%	0.30%	0.29%	0.32%	0.30%	0.29%
July, 2025	0.38%	0.47%	0.70%	0.33%	0.30%	0.28%	0.33%	0.30%	0.28%
August, 2025	0.32%	0.34%	0.40%	0.30%	0.30%	0.29%	0.30%	0.30%	0.29%
September, 2025	0.35%	0.43%	0.60%	0.32%	0.33%	0.29%	0.32%	0.30%	0.29%
October, 2025	0.36%	0.41%	0.62%	0.31%	0.31%	0.29%	0.31%	0.29%	0.28%
November, 2025	0.33%	0.36%	0.41%	0.31%	0.30%	0.29%	0.31%	0.30%	0.29%
December, 2025	0.31%	0.32%	0.34%	0.30%	0.30%	0.29%	0.30%	0.29%	0.29%
February, 2026	0.00%	0.00%	-	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
March, 2026	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fidelity Freedom Blend 2010 Fund
May, 2025	0.06%	0.11%	0.28%	0.03%	0.04%	0.03%	0.04%	0.04%	0.03%
December, 2025	0.40%	0.42%	0.51%	0.37%	0.36%	0.35%	0.38%	0.36%	0.35%
Fidelity Freedom Blend 2015 Fund
May, 2025	0.05%	0.07%	-	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
December, 2025	0.53%	0.57%	0.74%	0.49%	0.48%	0.47%	0.49%	0.48%	0.46%
Fidelity Freedom Blend 2020 Fund
May, 2025	0.10%	-	-	0.05%	0.06%	0.05%	0.06%	0.06%	0.05%
December, 2025	0.72%	0.75%	0.92%	0.66%	0.64%	0.62%	0.66%	0.64%	0.62%
Fidelity Freedom Blend 2025 Fund
May, 2025	0.14%	0.40%	-	0.05%	0.06%	0.06%	0.08%	0.07%	0.05%
December, 2025	0.89%	1.03%	1.19%	0.82%	0.80%	0.78%	0.83%	0.79%	0.77%
Fidelity Freedom Blend 2030 Fund
May, 2025	0.07%	0.17%	-	0.03%	0.04%	0.03%	0.04%	0.04%	0.03%
December, 2025	1.10%	1.18%	1.45%	1.01%	0.98%	0.95%	1.01%	0.98%	0.93%
Fidelity Freedom Blend 2035 Fund
May, 2025	0.22%	-	-	0.07%	0.08%	0.07%	0.10%	0.09%	0.07%
December, 2025	1.34%	1.38%	1.67%	1.22%	1.18%	1.15%	1.24%	1.19%	1.13%
Fidelity Freedom Blend 2040 Fund
May, 2025	-	-	-	0.32%	0.56%	0.28%	-	0.45%	0.25%
December, 2025	1.81%	1.95%	1.18%	1.63%	1.59%	1.53%	1.66%	1.59%	1.49%
Fidelity Freedom Blend 2045 Fund
May, 2025	-	-	-	-	-	-	-	-	-
December, 2025	2.10%	2.30%	0.00%	1.88%	1.83%	1.75%	1.90%	1.82%	1.71%
Fidelity Freedom Blend 2050 Fund
May, 2025	-	-	-	-	-	-	-	-	-
December, 2025	2.10%	2.28%	0.00%	1.90%	1.86%	1.77%	1.92%	1.85%	1.73%
Fidelity Freedom Blend 2055 Fund
May, 2025	-	-	-	-	-	-	-	-	-
December, 2025	2.11%	2.35%	0.00%	1.91%	1.87%	1.78%	1.94%	1.86%	1.74%
Fidelity Freedom Blend 2060 Fund
May, 2025	-	-	-	0.00%	-	0.00%	-	-	1.49%
December, 2025	2.13%	2.35%	0.00%	1.90%	1.86%	1.78%	1.93%	1.85%	1.74%
Fidelity Freedom Blend 2065 Fund
May, 2025	-	-	-	-	-	0.00%	-	-	1.55%
December, 2025	2.11%	2.37%	0.00%	1.90%	1.88%	1.79%	1.93%	1.85%	1.74%
Fidelity Freedom Blend 2070 Fund
May, 2025	-	-	-	0.21%	0.25%	0.18%	0.62%	-	0.18%
December, 2025	1.96%	2.41%	0.00%	1.84%	1.79%	1.70%	1.84%	1.80%	1.67%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Blend Retirement Fund
Class A	12/31/25	$0.0149	$0.0025
Class M	12/31/25	$0.0143	$0.0025
Class C	12/31/25	$0.0133	$0.0025
Fidelity Freedom Blend Retirement Fund	12/31/25	$0.0153	$0.0025
Class K	12/31/25	$0.0155	$0.0025
Class K6	12/31/25	$0.0156	$0.0025
Class I	12/31/25	$0.0153	$0.0025
Class Z	12/31/25	$0.0158	$0.0025
Premier Class	12/31/25	$0.0157	$0.0025
Fidelity Freedom Blend 2010 Fund
Class A	12/31/25	$0.0339	$0.0030
Class M	12/31/25	$0.0323	$0.0030
Class C	12/31/25	$0.0266	$0.0030
Fidelity Freedom Blend 2010 Fund	12/31/25	$0.0371	$0.0030
Class K	12/31/25	$0.0381	$0.0030
Class K6	12/31/25	$0.0391	$0.0030
Class I	12/31/25	$0.0360	$0.0030
Class Z	12/31/25	$0.0381	$0.0030
Premier Class	12/31/25	$0.0395	$0.0030
Fidelity Freedom Blend 2015 Fund
Class A	12/31/25	$0.0440	$0.0038
Class M	12/31/25	$0.0405	$0.0038
Class C	12/31/25	$0.0311	$0.0038
Fidelity Freedom Blend 2015 Fund	12/31/25	$0.0470	$0.0038
Class K	12/31/25	$0.0484	$0.0038
Class K6	12/31/25	$0.0497	$0.0038
Class I	12/31/25	$0.0473	$0.0038
Class Z	12/31/25	$0.0481	$0.0038
Premier Class	12/31/25	$0.0501	$0.0038
Fidelity Freedom Blend 2020 Fund
Class A	12/31/25	$0.0544	$0.0047
Class M	12/31/25	$0.0519	$0.0047
Class C	12/31/25	$0.0424	$0.0047
Fidelity Freedom Blend 2020 Fund	12/31/25	$0.0589	$0.0047
Class K	12/31/25	$0.0607	$0.0047
Class K6	12/31/25	$0.0626	$0.0047
Class I	12/31/25	$0.0589	$0.0047
Class Z	12/31/25	$0.0609	$0.0047
Premier Class	12/31/25	$0.0632	$0.0047
Fidelity Freedom Blend 2025 Fund
Class A	12/31/25	$0.0667	$0.0057
Class M	12/31/25	$0.0574	$0.0057
Class C	12/31/25	$0.0496	$0.0057
Fidelity Freedom Blend 2025 Fund	12/31/25	$0.0724	$0.0057
Class K	12/31/25	$0.0744	$0.0057
Class K6	12/31/25	$0.0764	$0.0057
Class I	12/31/25	$0.0719	$0.0057
Class Z	12/31/25	$0.0752	$0.0057
Premier Class	12/31/25	$0.0774	$0.0057
Fidelity Freedom Blend 2030 Fund
Class A	12/31/25	$0.0750	$0.0065
Class M	12/31/25	$0.0701	$0.0065
Class C	12/31/25	$0.0571	$0.0065
Fidelity Freedom Blend 2030 Fund	12/31/25	$0.0822	$0.0065
Class K	12/31/25	$0.0841	$0.0065
Class K6	12/31/25	$0.0874	$0.0065
Class I	12/31/25	$0.0816	$0.0065
Class Z	12/31/25	$0.0847	$0.0065
Premier Class	12/31/25	$0.0889	$0.0065
Fidelity Freedom Blend 2035 Fund
Class A	12/31/25	$0.0892	$0.0078
Class M	12/31/25	$0.0863	$0.0078
Class C	12/31/25	$0.0714	$0.0078
Fidelity Freedom Blend 2035 Fund	12/31/25	$0.0976	$0.0078
Class K	12/31/25	$0.1009	$0.0078
Class K6	12/31/25	$0.1038	$0.0078
Class I	12/31/25	$0.0965	$0.0078
Class Z	12/31/25	$0.1005	$0.0078
Premier Class	12/31/25	$0.1060	$0.0078
Fidelity Freedom Blend 2040 Fund
Class A	12/31/25	$0.1122	$0.0099
Class M	12/31/25	$0.1040	$0.0099
Class C	12/31/25	$0.0766	$0.0099
Fidelity Freedom Blend 2040 Fund	12/31/25	$0.1243	$0.0099
Class K	12/31/25	$0.1276	$0.0099
Class K6	12/31/25	$0.1329	$0.0099
Class I	12/31/25	$0.1223	$0.0099
Class Z	12/31/25	$0.1281	$0.0099
Premier Class	12/31/25	$0.1363	$0.0099
Fidelity Freedom Blend 2045 Fund
Class A	12/31/25	$0.1246	$0.0111
Class M	12/31/25	$0.1137	$0.0111
Class C	12/31/25	$0.0891	$0.0111
Fidelity Freedom Blend 2045 Fund	12/31/25	$0.1394	$0.0111
Class K	12/31/25	$0.1426	$0.0111
Class K6	12/31/25	$0.1492	$0.0111
Class I	12/31/25	$0.1377	$0.0111
Class Z	12/31/25	$0.1437	$0.0111
Premier Class	12/31/25	$0.1530	$0.0111
Fidelity Freedom Blend 2050 Fund
Class A	12/31/25	$0.1261	$0.0111
Class M	12/31/25	$0.1162	$0.0111
Class C	12/31/25	$0.0870	$0.0111
Fidelity Freedom Blend 2050 Fund	12/31/25	$0.1393	$0.0111
Class K	12/31/25	$0.1426	$0.0111
Class K6	12/31/25	$0.1492	$0.0111
Class I	12/31/25	$0.1376	$0.0111
Class Z	12/31/25	$0.1431	$0.0111
Premier Class	12/31/25	$0.1531	$0.0111
Fidelity Freedom Blend 2055 Fund
Class A	12/31/25	$0.1275	$0.0112
Class M	12/31/25	$0.1148	$0.0112
Class C	12/31/25	$0.0899	$0.0112
Fidelity Freedom Blend 2055 Fund	12/31/25	$0.1408	$0.0112
Class K	12/31/25	$0.1442	$0.0112
Class K6	12/31/25	$0.1514	$0.0112
Class I	12/31/25	$0.1392	$0.0112
Class Z	12/31/25	$0.1453	$0.0112
Premier Class	12/31/25	$0.1552	$0.0112
Fidelity Freedom Blend 2060 Fund
Class A	12/31/25	$0.1270	$0.0113
Class M	12/31/25	$0.1153	$0.0113
Class C	12/31/25	$0.0897	$0.0113
Fidelity Freedom Blend 2060 Fund	12/31/25	$0.1426	$0.0113
Class K	12/31/25	$0.1459	$0.0113
Class K6	12/31/25	$0.1521	$0.0113
Class I	12/31/25	$0.1404	$0.0113
Class Z	12/31/25	$0.1465	$0.0113
Premier Class	12/31/25	$0.1560	$0.0113
Fidelity Freedom Blend 2065 Fund
Class A	12/31/25	$0.1318	$0.0116
Class M	12/31/25	$0.1178	$0.0116
Class C	12/31/25	$0.0874	$0.0116
Fidelity Freedom Blend 2065 Fund	12/31/25	$0.1464	$0.0116
Class K	12/31/25	$0.1487	$0.0116
Class K6	12/31/25	$0.1560	$0.0116
Class I	12/31/25	$0.1442	$0.0116
Class Z	12/31/25	$0.1509	$0.0116
Premier Class	12/31/25	$0.1605	$0.0116
Fidelity Freedom Blend 2070 Fund
Class A	12/31/25	$0.1044	$0.0087
Class M	12/31/25	$0.0849	$0.0087
Class C	12/31/25	$0.0713	$0.0087
Fidelity Freedom Blend 2070 Fund	12/31/25	$0.1115	$0.0087
Class K	12/31/25	$0.1145	$0.0087
Class K6	12/31/25	$0.1204	$0.0087
Class I	12/31/25	$0.1115	$0.0087
Class Z	12/31/25	$0.1139	$0.0087
Premier Class	12/31/25	$0.1227	$0.0087

The funds will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9890344.107
FBF-ANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026